           As filed with the Securities and Exchange Commission on July 30, 2001
                                             Registration Nos. 2-93068; 811-4101

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        |X|


      Excelsior Tax-Exempt Funds, Inc.: Post-Effective Amendment No. 31   |X|

                                       and

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

                                 ACT OF 1940                              |X|

             Excelsior Tax-Exempt Funds, Inc.: Amendment No. 33           |X|

               (Exact Name of Registrant as Specified in Charter)

                            One Freedom Valley Drive
                             Oak, Pennsylvania 19456
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (800) 446-1012



                             W. Bruce McConnel, III
                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)


It is proposed that this post-effective amendment will become effective (check appropriate box)

[X]   Immediately upon filing pursuant to paragraph (b)
[ ]   on (date) pursuant to paragraph (b)
[ ]   60 days after filing pursuant to paragraph (a)(1)
[ ]   on (date) pursuant to paragraph (a)(1)
[ ]   75 days after filing pursuant to paragraph (a)(2)
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      Title of Securities being Registered:  Shares of Beneficial Interest.

[GRAPHIC]

Excelsior Money Market Funds

Prospectus

August 1, 2001


Excelsior Funds, Inc.

Excelsior Tax-Exempt Funds, Inc.

Money Fund
Government Money Fund
Treasury Money Fund
Tax-Exempt Money Fund
New York Tax-Exempt Money Fund

Investment Adviser
United States Trust Company of New York
U.S. Trust Company


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[LOGO OF EXCELSIOR FUNDS]

      -----------------------------------------------------------------


Table Of Contents

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are mutual fund fam-ilies that offer shares in separate investment portfolios which have individual investment goals, strategies and risks. This prospectus gives you important in-formation about the Money, Government Money and Treasury Money Funds of Excel-sior Funds, Inc. and the Tax-Exempt Money and New York Tax-Exempt Money Funds of Excelsior Tax-Exempt Funds, Inc. (each, a Fund) that you should know before investing. The Money Fund and Government Money Fund offer two classes of shares: Shares, which are offered in this prospectus, and Institutional Shares, which are offered in separate prospectuses. Institutional Shares of the Govern-ment Money Fund are not currently offered. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can eas-ily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

                                                                            Page
Money Fund...........................................................          4
Government Money Fund................................................          6
Treasury Money Fund..................................................          8
Tax-Exempt Money Fund................................................         10
New York Tax-Exempt Money Fund.......................................         12
More Information About Risk..........................................         14
More Information About Fund Investments..............................         14
Investment Adviser...................................................         14
Purchasing, Selling and Exchanging Fund Shares.......................         15
Dividends and Distributions..........................................         18
Taxes................................................................         18
Financial Highlights.................................................         20
How to Obtain More Information About Excelsior Funds, Inc. .......... Back Cover

Introduction--Risk/Return Information Common to All Funds
Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal, strategies and risks for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment man-ager's judgments about the markets, the economy, or companies may not antici-pate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your invest-ment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insur-ance Corporation (FDIC) or any government agency.


The Funds try to maintain a constant price per share of $1.00, but there is no guarantee that a Fund will achieve this goal.

      Money Fund

 FUND SUMMARY

 Investment Goal Current income consistent with preserving capital and maintaining liquidity

 Investment Focus Money market instruments

 Share Price Volatility Very low

 Principal Investment Strategy Investing in a portfolio of high quality short-term debt securities designed to allow the Fund to maintain a stable net asset value per share

 Investor Profile Conservative investors seeking current income from their investment


Investment Objective
The Money Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

Investment Strategy of the Money Fund
The Money Fund invests substantially all of its assets in high quality U.S. dollar-denominated money market instruments, such as bank certificates of de-posit, bankers' acceptances, commercial paper, corporate debt, mortgage-backed securities, obligations issued or guaranteed by the U.S. government, and its agencies and instrumentalities and fully collateralized repurchase agreements. In managing the Fund, the Adviser assesses current and projected market condi-tions, particularly interest rates. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

The Fund invests only in money market instruments with a remaining maturity of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted remaining maturity of 90 days or less and broadly diversifies its investments as to maturities, issuers and providers of credit support.

Principal Risks of Investing in the Money Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your invest-ment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore cal-culate how they will respond to changing interest rates.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's shares from year to year.


                                    [GRAPH]

                                 1991    6.01%
                                 1992    3.96%
                                 1993    2.83%
                                 1994    3.91%
                                 1995    5.60%
                                 1996    5.02%
                                 1997    5.21%
                                 1998    5.16%
                                 1999    4.83%
                                 2000    6.03%


                          Best Quarter  Worst Quarter

                               1.69%       0.68%
                            (3/31/91)    (12/31/93)



The Fund's performance for the six month period ending June 30, 2001 was 1.03%.


This table shows the average annual total returns of the Fund's shares for the periods ended December 31, 2000.



                               1 Year                       5 Years
         10 Years
--------------------------------------------------------------------------------
------------------
Money Fund (Shares)             6.03%                        5.25%
          4.85%


Call 1-800-446-1012 for the Fund's most current 7-day yield.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


Management Fees                                 0.25%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.22%
Total Other Expenses                            0.62%
------------------------------------------------------
Total Annual Fund Operating Expenses            0.87%
Fee Waivers and Expense Reimbursements        (0.37)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              0.50%*


* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.50%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."


Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $51    $160    $280     $628

      Government Money Fund

 FUND SUMMARY


 Investment Goal Current income consistent with preserving capital and maintaining liquidity

 Investment Focus Money market instruments issued or guaranteed by the U.S. government, its agencies and instrumentalities

 Share Price Volatility Very low

 Principal Investment Strategy Investing in a portfolio of high quality short-term debt securities issued by the U.S. government, its agencies and instrumentalities designed to allow the Fund to maintain a stable net asset value per share

 Investor Profile Conservative investors seeking current income from their investment


Investment Objective
The Government Money Fund seeks as high a level of current income as is consis-tent with liquidity and stability of principal.

Investment Strategy of the Government Money Fund
The Government Money Fund invests substantially all of its assets in high qual-ity U.S. dollar-denominated money market instruments, including mortgage-backed securities, issued or guaranteed by the U.S. government, its agencies and in-strumentalities and fully collateralized repurchase agreements. In managing the Fund, the Adviser assesses current and projected market conditions, particu-larly interest rates. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

The Fund invests only in money market instruments with a remaining maturity of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted remaining maturity of 90 days or less and broadly diversifies its investments among securities with various maturities.

Principal Risks of Investing in the Government Money Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your invest-ment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund's U.S. government securities are not guaranteed against price move-ments due to changing interest rates. Obligations issued by some U.S. govern-ment agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore cal-culate how they will respond to changing interest rates.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's shares from year to year.


                                    [GRAPH]

                                 1991    5.80%
                                 1992    3.95%
                                 1993    2.77%
                                 1994    3.83%
                                 1995    5.54%
                                 1996    4.99%
                                 1997    5.09%
                                 1998    5.15%
                                 1999    4.82%
                                 2000    6.04%


                          Best Quarter  Worst Quarter
                              2.58%         0.67%
                            (12/31/95)    (6/30/93)

The Fund's performance for the six month period ending June 30, 2001 was 1.00%.


This table shows the average annual total returns of the Fund's shares for the periods ended December 31, 2000.



                                        1 Year                 5 Years
     10 Years
--------------------------------------------------------------------------------
--------------
Government Money Fund (Shares)           6.04%                   5.21%
        4.76%


Call 1-800-446-1012 for the Fund's most current 7-day yield.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


Management Fees                                 0.25%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.21%
Total Other Expenses                            0.61%
------------------------------------------------------
Total Annual Fund Operating Expenses            0.86%
Fee Waivers and Expense Reimbursements        (0.36)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              0.50%*


* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.50%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."


Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:


     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $51    $160    $280     $628

      Treasury Money Fund


 FUND SUMMARY

 Investment Goal Current income consistent with preserving capital and maintaining liquidity

 Investment Focus U.S. Treasury securities

 Share Price Volatility Very low

 Principal Investment Strategy Investing in a portfolio of short-term obligations of the U.S. Treasury designed to allow the Fund to maintain a stable net asset value per share

 Investor Profile Conservative investors seeking current income from their investment that is generally exempt from state and local taxes


Investment Objective
The Treasury Money Fund seeks current income with liquidity and stability of principal.

Investment Strategy of the Treasury Money Fund
The Treasury Money Fund invests substantially all of its assets in U.S. Trea-sury obligations. The Fund also may invest, to a lesser extent, in high quality obligations issued or guaranteed by U.S. government agencies and instrumentali-ties. Generally, interest payments on obligations held by the Fund will be ex-empt from state and local taxes. In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to re-spond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

The Fund invests only in money market instruments with a remaining maturity of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted remaining maturity of 90 days or less and broadly diversifies its investments among securities with various maturities.

Principal Risks of Investing in the Treasury Money Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

Generally, the Fund's fixed income securities will decrease in value if inter-est rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your invest-ment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund's U.S. government securities are not guaranteed against price move-ments due to changing interest rates. Obligations issued by some U.S. govern-ment agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                                    [GRAPH]

                                 1993    2.66%
                                 1994    3.61%
                                 1995    5.27%
                                 1996    4.81%
                                 1997    4.89%
                                 1998    4.82%
                                 1999    4.41%
                                 2000    5.52%


 Best Quarter Worst Quarter

                  0.63%
  1.46%


                (6/30/93)
  (12/31/00)


The Fund's performance for the six month period ending June 30, 2001 was 0.92%.


This table shows the Fund's average annual total returns for the periods ended December 31, 2000.



                            1 Year                    5 Years
Since Inception
--------------------------------------------------------------------------------
---------------
Treasury Money Fund           5.52%                    4.89%
    4.49%*


* Since February 13, 1991

Call 1-800-446-1012 for the Fund's most current 7-day yield.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


Management Fees                                 0.30%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.20%
Total Other Expenses                            0.60%
------------------------------------------------------
Total Annual Fund Operating Expenses            0.90%
Fee Waivers and Expense Reimbursements        (0.35)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              0.55%*


* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.55%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."


Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $56    $176    $307     $689

    Tax-Exempt Money Fund


 FUND SUMMARY

 Investment Goal Current income exempt from federal taxes consistent with preserving capital

 Investment Focus Municipal money market instruments

 Share Price Volatility Very low

 Principal Investment Strategy Investing in a portfolio of high quality short-term debt securities which pay interest exempt from federal taxes designed to allow the Fund to maintain a stable net asset value per share

 Investor Profile Conservative taxable investors in higher tax brackets seeking current income exempt from federal income taxes


Investment Objective
The Tax-Exempt Money Fund seeks a moderate level of current interest income ex-empt from federal income taxes consistent with stability of principal.

Investment Strategy of the Tax-Exempt Money Fund

Under normal circumstances, the Tax-Exempt Money Fund invests at least 80% all of its assets in high quality money market instruments issued by state and lo-cal governments and agencies, and other U.S. territories and possessions, that pay interest exempt from federal taxes ("municipal money market instruments"). Banks and other creditworthy entities may provide letters of credit and other credit enhancements as to municipal money market instruments. Such institutions may also provide liquidity facilities that shorten the effective maturity of some of the Fund's holdings. The Fund ordinarily will not invest in obligations that pay interest treated as a preference item for purposes of the alternative minimum tax. The Fund invests only in instruments with remaining maturities of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.


In managing the Fund, the Adviser assesses current and projected market condi-tions, particularly interest rates. Based on this assessment and an extensive credit analysis, the Adviser uses gradual shifts in portfolio maturity to re-spond to expected changes in interest rates and selects securities that it be-lieves offer the most attractive risk/return trade off.

Principal Risks of Investing in the Tax-Exempt Money Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your invest-ment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securi-ties. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.


                                    [GRAPH]

                                 1991    4.34%
                                 1992    2.70%
                                 1993    1.98%
                                 1994    2.46%
                                 1995    3.53%
                                 1996    3.11%
                                 1997    3.25%
                                 1998    3.09%
                                 1999    2.78%
                                 2000    3.67%

                          Best Quarter  Worst Quarter

                              1.18%         0.47%
                            (3/31/91)   (3/31/94)



The Fund's performance for the six month period ending June 30, 2001 was 0.69%.


This table shows the Fund's average annual total returns for the periods ended December 31, 2000.



                        1 Year     5 Years     10 Years
-------------------------------------------------------
Tax-Exempt Money Fund     3.67%      3.18%        3.09%


Call 1-800-446-1012 for the Fund's most current 7-day yield.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


Management Fees                                 0.25%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.20%
Total Other Expenses                            0.60%
------------------------------------------------------
Total Annual Fund Operating Expenses            0.85%
Fee Waivers and Expense Reimbursements        (0.35)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              0.50%*


* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.50%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."


Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

             1 Year             3 Years                     5 Years
       10 Years
--------------------------------------------------------------------------------
----------------
              $51                $160                        $280
         $628

      New York Tax-Exempt Money Fund


 FUND SUMMARY

 Investment Goal Current income exempt from federal, New York State and New York City taxes consistent with preserving capital and maintaining liquidity

 Investment Focus New York tax-exempt money market instruments

 Share Price Volatility Very low

 Principal Investment Strategy Investing in a portfolio of high quality short-term debt securities which pay interest exempt from federal, New York State and New York City taxes designed to allow the Fund to maintain a stable net asset value per share

 Investor Profile Conservative investors in higher tax brackets seeking current income that is exempt from federal, New York State and New York City income taxes


Investment Objective
The New York Tax-Exempt Money Fund seeks a moderate level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal. This objective may be changed without shareholder approval.

Investment Strategy of the New York Tax-Exempt Money Fund

Under normal circumstances, the New York Tax-Exempt Money Fund invests at least 80% of its assets in high quality money market instruments issued by the State of New York, local governments and agencies in New York and other governmental issuers including U.S. territories and possessions that pay interest exempt from federal, New York State and New York City income taxes ("New York money market instruments"). Banks and other creditworthy entities may provide letters of credit and other credit enhancements for New York money market instruments. Such institutions may also provide liquidity facilities that shorten the effec-tive maturity of some of the Fund's holdings. The Fund invests only in instru-ments with remaining maturities of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.


In managing the Fund, the Adviser assesses current and projected market condi-tions, particularly interest rates. Based on this assessment and an extensive credit analysis, the Adviser uses gradual shifts in portfolio maturity to re-spond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

Principal Risks of Investing in the New York Tax-Exempt Money Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your invest-ment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securi-ties. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single ad-verse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund's concentration of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state. In particular, the Fund's performance depends upon the ability of the issuers of New York money market instruments to meet their continuing obliga-tions. New York State and New York City face long-term economic problems that could seriously affect their ability, and that of other issuers of New York money market instruments, to meet their financial obligations.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.


                                    [GRAPH]

                                 1999    2.66%
                                 2000    3.53%


                          Best Quarter  Worst Quarter

                               0.94%       0.59%
                           (12/31/00)   (3/31/99)



The Fund's performance for the six month period ending June 30, 2001 was 0.67%.


This table shows the Fund's average annual total returns for the periods ended December 31, 2000.



                                 1 Year     Since Inception
-----------------------------------------------------------
New York Tax-Exempt Money Fund    3.53%           3.03%*


* Since August 3, 1998.

Call 1-800-446-1012 for the Fund's most current 7-day yield.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


Management Fees                                 0.50%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.21%
Total Other Expenses                            0.61%
------------------------------------------------------
Total Annual Fund Operating Expenses            1.11%
Fee Waivers and Expense Reimbursements        (0.51)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              0.60%*


* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.60%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser."


Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $61    $192    $335     $750

      -------------------------------------------------------------


More Information About Risk

Fixed Income Risk
(All Funds)--The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. During periods of rising interest rates, the values of outstanding fixed income secu-rities will generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

 Call Risk
 (All Funds)--During periods of falling interest rates, certain debt obliga-tions with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluc-tuate, and may require a Fund to invest the resulting proceeds at lower in-terest rates.

 Credit Risk
 (All Funds)--The possibility that an issuer will be unable to make timely payments of either principal or interest.

 Event Risk
 (All Funds)--Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be re-duced because of the Fund's multiple holdings.

Municipal Issuer Risk
(Tax-Exempt Money Fund, New York Tax-Exempt Money Fund)--There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Funds' municipal securities. Constitutional or legisla-tive limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Concentration Risk

(New York Tax-Exempt Money Fund)--In addition, the Fund's concentration of in-vestments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numer-ous states.

Mortgage-Backed Securities
(Money Fund, Government Money Fund)--Mortgage-backed securities are fixed in-come securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possi-bility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the secu-rity will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

More Information About Fund Investments

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information. Of course, a Fund cannot guarantee that it will achieve its investment goal.


Investment Adviser

United States Trust Company of New York and U.S. Trust Company (together, the "Adviser"), acting through their respective registered investment advisory di-visions, U.S. Trust--New York Fund Advisers Division and U.S. Trust--Connecti-cut Fund Advisers Division, serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Con-necticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.


U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Cor-poration ("Schwab"). Charles R. Schwab is the founder, Chairman and Co-Chief Executive Officer and a Director and significant shareholder of Schwab. As a result of his positions and share ownership, Mr. Schwab may be deemed to be a controlling person of Schwab and its subsidiaries. Through its prin-cipal subsidiary Charles Schwab & Co., Inc., Schwab is one of the nation's largest financial services firms and the nation's largest electronic brokerage firm, in each case measured by customer assets. At December 31, 2000, Schwab served 7.5 million active accounts with $872 billion in customer assets.


United States Trust Company of New York (together with the other wholly-owned subsidiaries of U.S. Trust Corporation, "U.S. Trust") is one of the oldest in-vestment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust adminis-tration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 2000, U.S. Trust had approximately $95 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, Stamford, CT 06905.


The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

U.S. Trust advises and manages assets for its private clients and funds, some of which have investment objectives and policies similar to the Funds. U.S. Trust will not have any obligation to make available or use any information re-garding these proprietary investment activities for the benefit of the Funds. The research department of U.S. Trust prepares research reports that are uti-lized by these Funds, wealth managers of U.S. Trust and Schwab and its affili-ates. It is U.S. Trust's intention to distribute this information as simultane-ously as possible to all recipients. However, where the investment manager of a Fund prepares such research, that Fund may and often does receive and act upon that information before it is disseminated to other parties, which in turn may have a negative effect on the price of the security subject to research.


The Boards of Directors of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. supervise the Adviser and establish policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 2001, the Adviser received advisory fees, as a percentage of average daily net assets, of:



Money Fund                      0.01%
Government Money Fund           0.22%
Treasury Money Fund             0.25%
Tax-Exempt Money Fund           0.18%
New York Tax-Exempt Money Fund  0.29%


Purchasing, Selling and Exchanging Fund Shares
This section tells you how to buy, sell (sometimes called "redeem") and ex-change shares of the Funds.

How to Purchase Fund Shares
You may purchase shares directly by:
 . Mail

 .Telephone


 .Wire


 .Automatic Investment Program, or


 .Automated Clearinghouse (ACH)


To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 483-7297), or complete and send in the application to Excelsior Funds, c/o Boston Financial Data Services, Inc., P.O. Box 8529, Boston, MA 02266-8529. Unless you arrange to pay by wire or through the automatic invest-ment program, write your check, payable in U.S. dollars, to "Excelsior Funds," and include the name of the appropriate Fund(s) on the check. A Fund cannot ac-cept third-party checks, credit cards, credit card checks, money orders, starter checks or cash. To purchase shares by wire, please call us for instruc-tions. Federal funds and registration instructions should be wired through the Federal Reserve System to:




State Street Bank & Trust


ABA #011000028


DDA #99055352


Specify Excelsior Fund Name


Fund Account Number


Account Registration


Investors making initial investments by wire must promptly complete the appli-cation and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.


General Information
You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). Presently, the only Busi-ness Days on which the Adviser is closed and the NYSE is open are Veterans' Day and Columbus Day. A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase request in good or-der. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

Each Fund calculates its NAV twice each Business Day at 1:00 p.m., Eastern time (12:00 noon, Eastern time for the Tax-Exempt Money and New York Tax-Exempt Money Funds) and at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). For you to be eligible to receive divi-dends declared on the day you submit your purchase request, a Fund must receive your request in good order before 1:00 p.m., Eastern time (12:00 noon, Eastern time for the Tax-Exempt Money and New York Tax-Exempt Money Funds) and federal funds (readily available funds) before the regularly-scheduled close of normal trading on the NYSE.

How We Calculate NAV



NAV of each class of the Funds is the value of the assets attributable to the class less liabilities attributable to the class divided by the number of out-standing shares of the class.


In calculating NAV for the Funds, a Fund generally values its investment port-folio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Directors.

Minimum Purchases

To purchase shares for the first time, you must invest at least $500 in any Fund. Your subsequent investments in any Fund must be made in amounts of at least $50. A Fund may accept investments of smaller amounts at its discretion.

Automatic Investment Program
If you have a checking, money market, or NOW account with a bank, you may pur-chase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled in-vestments once per month, on either the first or fifteenth day, or twice per month, on both days.

How to Sell Your Fund Shares
You may sell shares directly by:
 . Mail

 . Telephone


 . Systematic Withdrawal Plan


 . By Writing a Check Directly From Your Account, or


 . Automated Clearinghouse (ACH)


Holders of Fund shares may sell (sometimes called "redeem") shares by following the procedures established when they opened their account or accounts. If you have questions, call (800) 446-1012 (from overseas, call (617) 483-7297).


You may sell your shares by sending a written request for redemption to:

  Excelsior Funds

  c/o Boston Financial Data Services, Inc.


  P.O. Box 8529


  Boston, MA 02266-8529


Please be sure to indicate the number of shares to be sold, identify your ac-count number and sign the request.

If you own your shares directly and previously indicated on your account appli-cation or arranged in writing to do so, you may sell your shares on any Busi-ness Day by contacting a Fund directly by telephone at (800) 446-1012 (from overseas, call (617) 483-7297). The minimum amount for telephone redemptions is $500. Shares will not be redeemed by the Fund unless all required documents have been received by the Fund.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institu-tion may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

If you own your shares directly and previously indicated on your account appli-cation or arranged in writing to do so, you may sell your shares by writing a check for at least $500 drawn on your account. Checks are available free of charge, and may be obtained by calling (800) 446-1012 (from overseas, call
(617) 483-7297). You cannot use a check to close your account.


The sale price of each share will be the next NAV determined after the Fund re-ceives your request in good order.

Systematic Withdrawal Plan
If you have at least $10,000 in your account, you may use the systematic with-drawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

Receiving Your Money
Normally, we will send your sale proceeds within five Business Days after we receive your redemption request in good order. Your proceeds can be wired to your bank account (if more than $500) or sent to you by check. You can request to have redemption proceeds wired to your bank account on the same day you call us to sell your shares, as long as we hear from you by 1:00 p.m., Eastern time (12:00 noon, Eastern time for the Tax-Exempt Money and New York Tax-Exempt Money Funds) on that day. Otherwise, redemption proceeds will be wired the next Business Day. Shares redeemed and wired on the same day will not receive the dividend declared on that day. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind
We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares
If your account balance drops below $500 because of redemptions, you may be re-quired to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trad-ing, the SEC declares an emergency or when the Adviser and the custodian are closed. More information about this is in the Funds' Statement of Additional Information.


How to Exchange Your Shares

You may exchange your shares on any Business Day for shares of any portfolio of Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc., or for Shares of certain portfolios of Excelsior Funds Trust. In order to protect other share-holders, we may limit your exchanges to no more than six per year or reject an exchange if we deem that the exchange would not be in the best interests of a Fund or its shareholders. This limitation is not intended to limit a sharehold-er's right to redeem shares. Rather, the limitation is intended to curb short-term trading. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application.

You may also exchange shares through your financial institution. Exchange re-quests must be for an amount of at least $500.

If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

      -------------------------------------------------------------

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of in-structions, the Funds are not liable for any losses or costs incurred by fol-lowing telephone instructions they reasonably believe to be genuine, provided that the Funds follow their telephone transaction procedures. If you or your financial institution transact with a Fund over the telephone, you will gener-ally bear the risk of any loss.


Authorized Intermediaries
Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept pur-chase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for trans-mitting requests and delivering funds on a timely basis.

Shareholder Servicing
The Funds are permitted to pay an administrative servicing fee to certain shareholder organizations for providing services to their customers who hold shares of the Funds. These services may include assisting in the processing of purchase, redemption and exchange requests and providing periodic account statements. The shareholder servicing fee may be up to 0.40% of the average daily net asset value of Fund shares held by clients of a shareholder organiza-tion.

Distribution of Fund Shares


The Funds' distributor may institute promotional incentive programs for deal-ers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Subject to NASD regulation, compensation may include promotional and other merchandise, sales and training programs and other special events sponsored by dealers. Compensation may also include pay-ment for reasonable expenses incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.


Dividends and Distributions
Each Fund distributes its income by declaring a dividend daily and paying accu-mulated dividends monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust or corre-spondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for div-idends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.


Taxes
Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss), if any. It is anticipated that all, or substantially all, of the distributions by the Money Fund, Government Money Fund and Treasury Money Fund will be taxable as ordinary income. You will be subject to income tax on these Fund distributions regardless whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will generally not be currently taxable.

The distributions by the Tax-Exempt Money Fund and the New York Tax-Exempt Money Fund will generally constitute tax-exempt income for shareholders for federal income tax purposes. It is possible, depending upon the Funds' invest-ments, that a portion of these Funds' distributions could be taxable to share-holders as ordinary income or capital gains, but it is not expected that this will be the case.

Interest on indebtedness incurred by you to purchase or carry shares of the Tax- Exempt Money Fund or the New York Tax-Exempt Money Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Tax-Exempt Money Fund or the New York Tax-Exempt Money Fund may constitute an item of tax preference for purposes of determining fed-eral alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund's dis-tributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonres-ident aliens, foreign trusts or estates, or foreign corporations or partner-ships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situa-tion.

More information about taxes is in the Funds' Statement of Additional Informa-tion.

      -----------------------------------------------------------------

Financial Highlights

The tables that follow present performance information about shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a sin-gle Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Ernst & Young LLP, independent auditors. Their report, along with each Fund's financial statements, are incorporated by reference into the Funds' Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 446-1012 (from overseas, call (617) 483-7297).


Money Fund


                                        Year Ended March 31,
                          -----------------------------------------------------
                               2001       2000       1999       1998       1997
                          ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of Year......  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          ---------  ---------  ---------  ---------  ---------
Income From Investment
 Operations
 Net Investment Income..    0.05804    0.05005    0.04901    0.05139    0.04888
 Net Gains (Loss) on
  Investments (both
  realized and
  unrealized)...........    0.00000    0.00000    0.00000    0.00000    0.00000
                          ---------  ---------  ---------  ---------  ---------
 Total From Investment
  Operations............    0.05804    0.05005    0.04901    0.05139    0.04888
                          ---------  ---------  ---------  ---------  ---------
Less Distributions
 Dividends From Net
  Investment Income.....   (0.05804)  (0.05005)  (0.04901)  (0.05139)  (0.04888)
 Dividends in Excess of
  Net Investment
  Income................    0.00000    0.00000    0.00000    0.00000    0.00000
                          ---------  ---------  ---------  ---------  ---------
 Total Distributions....   (0.05804)  (0.05005)  (0.04901)  (0.05139)  (0.04888)
                          ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of
 Year...................  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          =========  =========  =========  =========  =========
Total Return............      5.96%      5.08%      5.01%      5.26%      5.00%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $1,891.04  $1,467.18  $  973.67  $  658.87  $  498.07
 Ratio of Net Operating
  Expenses to Average
  Net Assets............      0.47%      0.47%      0.48%      0.48%      0.47%
 Ratio of Gross
  Operating Expenses to
  Average Net Assets/1/
  ......................      0.71%      0.58%      0.52%      0.52%      0.53%
 Ratio of Net Investment
  Income to Average Net
  Assets................      5.84%      5.05%      4.85%      5.14%      4.89%

------
Notes:



1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

      -----------------------------------------------------------------

Government Money Fund


                                        Year Ended March 31,
                          -----------------------------------------------------
                               2001       2000       1999       1998       1997
                          ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of Year......  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          ---------  ---------  ---------  ---------  ---------
Income From Investment
 Operations
 Net Investment Income..    0.05752    0.05004    0.04838    0.05082    0.04862
                          ---------  ---------  ---------  ---------  ---------
 Total From Investment
  Operations............    0.05752    0.05004    0.04838    0.05082    0.04862
                          ---------  ---------  ---------  ---------  ---------
Less Distributions
 Dividends From Net
  Investment Income.....   (0.05752)  (0.05004)  (0.04838)  (0.05082)  (0.04862)
 Dividends in Excess of
  Net Investment
  Income................    0.00000    0.00000    0.00000    0.00000    0.00000
                          ---------  ---------  ---------  ---------  ---------
 Total Distributions....   (0.05752)  (0.05004)  (0.04838)  (0.05082)  (0.04862)
                          ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of
 Year...................  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          =========  =========  =========  =========  =========
Total Return............      5.91%      5.08%      4.95%      5.20%      4.97%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $1,427.56  $  772.69  $  641.83  $  600.12  $  533.83
 Ratio of Net Operating
  Expenses to Average
  Net Assets............      0.46%      0.47%      0.47%      0.47%      0.47%
 Ratio of Gross
  Operating Expenses to
  Average Net
  Assets/1.........../..      0.48%      0.50%      0.50%      0.50%      0.51%
 Ratio of Net Investment
  Income to Average Net
  Assets................      5.76%      5.01%      4.85%      5.09%      4.86%

------

Notes: 1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.





Treasury Money Fund


                                        Year Ended March 31,
                          -----------------------------------------------------
                               2001       2000       1999       1998       1997
                          ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of Year......  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          ---------  ---------  ---------  ---------  ---------
Income From Investment
 Operations
 Net Investment Income..    0.05339    0.04560    0.04543    0.04853    0.04676
 Net Gains on
  Investments (both
  realized and
  unrealized)...........    0.00000    0.00000    0.00002    0.00000    0.00000
                          ---------  ---------  ---------  ---------  ---------
 Total From Investment
  Operations............    0.05339    0.04560    0.04545    0.04853    0.04676
                          ---------  ---------  ---------  ---------  ---------
Less Distributions
 Dividends From Net
  Investment Income.....   (0.05339)  (0.04560)  (0.04545)  (0.04853)  (0.04676)
 Dividends in Excess of
  Net Investment
  Income................    0.00000    0.00000    0.00000    0.00000    0.00000
                          ---------  ---------  ---------  ---------  ---------
 Total Distributions....   (0.05339)  (0.04560)  (0.04545)  (0.04853)  (0.04676)
                          ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of
 Year...................  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          =========  =========  =========  =========  =========
Total Return............      5.47%      4.62%      4.64%      4.96%      4.78%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $  615.93  $  525.39  $  499.22  $  469.64  $  349.09
 Ratio of Net Operating
  Expenses to Average
  Net Assets............      0.50%      0.51%      0.52%      0.52%      0.52%
 Ratio of Gross
  Operating Expenses to
  Average Net Assets/1/
  ......................      0.55%      0.53%      0.55%      0.54%      0.54%
 Ratio of Net Investment
  Income to Average Net
  Assets................      5.35%      4.58%      4.55%      4.86%      4.68%

------

Notes: 1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

      -----------------------------------------------------------------


Tax-Exempt Money Fund


                                        Year Ended March 31,
                          -----------------------------------------------------
                               2001       2000       1999       1998       1997
                          ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of Year......  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          ---------  ---------  ---------  ---------  ---------
Income From Investment
 Operations
 Net Investment Income..    0.03580    0.02946    0.02911    0.03216    0.03050
 Net Gains (Loss) on
  Investments (both
  realized and
  unrealized)...........    0.00000   (0.00001)   0.00000    0.00000    0.00000
                          ---------  ---------  ---------  ---------  ---------
 Total From Investment
  Operations............    0.03580    0.02945    0.02911    0.03216    0.03050
                          ---------  ---------  ---------  ---------  ---------
Less Distributions
 Dividends From Net
  Investment Income.....   (0.03580)  (0.02945)  (0.02910)  (0.03216)  (0.03050)
 Dividends in Excess of
  Net Investment
  Income................    0.00000    0.00000   (0.00001)   0.00000    0.00000
                          ---------  ---------  ---------  ---------  ---------
 Total Distributions....   (0.03580)  (0.02945)  (0.02911)  (0.03216)  (0.03050)
                          ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of
 Year...................  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          =========  =========  =========  =========  =========
Total Return............      3.64%      2.96%      2.95%      3.26%      3.09%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $2,617.33  $2,051.11  $1,503.07  $1,396.53  $1,069.69
 Ratio of Net Operating
  Expenses to Average
  Net Assets............      0.45%      0.46%      0.46%      0.47%      0.47%
 Ratio of Gross
  Operating Expenses to
  Average Net Assets/1/
  ......................      0.53%      0.52%      0.52%      0.53%      0.52%
 Ratio of Net Investment
  Income to Average Net
  Assets................      3.59%      2.97%      2.91%      3.21%      3.05%

------

Notes: 1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.



New York Tax-Exempt Money Fund


                          Year Ended March 31, 2001 Year Ended March 31, 2000
Period Ended March 31, 1999/1/
                          ------------------------- -------------------------
------------------------------
Net Asset Value,
 Beginning of Period....          $    1.00                 $    1.00
       $    1.00
                                  ---------                 ---------
       ---------
Income From Investment
 Operations
 Net Investment Income..            0.03431                   0.02809
         0.01711
                                  ---------                 ---------
       ---------
 Total From Investment
  Operations............            0.03431                   0.02809
         0.01711
                                  ---------                 ---------
       ---------
Less Distributions
 Dividends From Net
  Investment Income.....           (0.03431)                 (0.02809)
        (0.01711)
                                  ---------                 ---------
       ---------
 Total Distributions....           (0.03431)                 (0.02809)
        (0.01711)
                                  ---------                 ---------
       ---------
Net Asset Value, End of
 Period.................          $    1.00                 $    1.00
       $    1.00
                                  =========                 =========
       =========
Total Return............              3.49%                     2.82%
           1.72%/2/
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..          $  682.45                 $  421.39
       $  305.72
 Ratio of Net Operating
  Expenses to Average
  Net Assets............              0.51%                     0.54%
           0.47%/3/
 Ratio of Gross
  Operating Expenses to
  Average Net Assets/4/
  ......................              0.72%                     0.71%
           0.79%/3/
 Ratio of Net Investment
  Income to Average Net
  Assets................              3.43%                     2.84%
           2.24%/3/

------
Notes:

1. Commenced operations on August 3, 1998. 2. Not Annualized. 3. Annualized. 4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

Excelsior Funds, Inc.
Excelsior Tax-Exempt Funds, Inc.

Investment Adviser
United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company
225 High Ridge Road


Stamford, Connecticut 06905

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about each Fund is available without charge through the fol-lowing:

Statement of Additional Information (SAI)

The SAI dated August 1, 2001 include detailed information about Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


Annual and Semi-Annual Reports

These reports contain additional information about the Funds' investments. The Annual Report also lists each Fund's holdings and discusses the market condi-tions and investment strategies that significantly affected the Funds' perfor-mance during their last fiscal year.


To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call (800) 446-1012 (from overseas, call (617) 483-7297)


By Mail: Excelsior Funds, P.O. Box 8529, Boston, MA 02266-8529 (or, if by over-night or certified mail, 66 Brooks Drive, Braintree, MA 02184)


By Internet: http://www.excelsiorfunds.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual re-ports, as well as other information about Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc., from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Pub-lic Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Ex-change Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Investment Company Act registration numbers of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are 811-4088 and 811-4101, respectively.

[GRAPHIC]

Excelsior Tax-Exempt Fixed Income Funds

Prospectus

August 1, 2001


Excelsior Tax-Exempt Funds, Inc.

Long-Term Tax-Exempt Fund
Intermediate-Term Tax-Exempt Fund
Short-Term Tax-Exempt Securities Fund
New York Intermediate-Term Tax-Exempt Fund
California Tax-Exempt Income Fund

Investment Adviser
United States Trust Company of New York
U.S. Trust Company

Investment Sub-Adviser
U.S. Trust Company, N.A.
(California Tax-Exempt Income Fund)


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                       [LOGO OF EXCELSIOR FUNDS]

Table of Contents

Excelsior Tax-Exempt Funds, Inc. is a mutual fund family that offers shares in separate investment portfolios which have individual investment goals, strate-gies and risks. This prospectus gives you important information about the Long-Term Tax-Exempt, Intermediate-Term Tax-Exempt, Short-Term Tax-Exempt Securi-ties, New York Intermediate-Term Tax-Exempt and California Tax-Exempt Income Funds (each, a Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can eas-ily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

                                                                          Page
Long-Term Tax-Exempt Fund..........................................          4
Intermediate-Term Tax-Exempt Fund..................................          6
Short-Term Tax-Exempt Securities Fund..............................          8
New York Intermediate-Term Tax-Exempt Fund.........................         10
California Tax-Exempt Income Fund..................................         12
More Information About Risk........................................         14
More Information About Fund Investments............................         14
Investment Adviser And Sub-Adviser.................................         14
Portfolio Managers.................................................         15
Purchasing, Selling And Exchanging Fund Shares.....................         16
Dividends And Distributions........................................         18
Taxes..............................................................         18
Financial Highlights...............................................         20
How To Find Out More Information About Excelsior Tax-Exempt Funds,
 Inc. ............................................................. Back Cover

Introduction--Risk/Return Information Common to All Funds

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal, strategies and risks for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment man-ager's judgments about the markets, the economy, or companies may not antici-pate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your invest-ment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insur-ance Corporation (FDIC) or any government agency.

The value of your investment in a Fund is based on the market prices of the se-curities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price move-ments, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

      Long-Term Tax-Exempt Fund

 FUND SUMMARY

 Investment Goal High current income exempt from federal income taxes

 Investment Focus Tax-exempt municipal securities

 Share Price Volatility Medium

 Principal Investment Strategy Investing in a diversified portfolio of investment grade tax-exempt municipal obligations

 Investor Profile Investors in higher tax brackets seeking to maximize tax-exempt income, and who are willing to accept risk of share price volatility

Investment Objective
The Long-Term Tax-Exempt Fund seeks to maximize current interest income exempt from federal income taxes.

Investment Strategy of the Long-Term Tax-Exempt Fund

Under normal circumstances, the Long-Term Tax-Exempt Fund invests at least 80% of its assets in tax-exempt securities issued by U.S. states, territories and possessions and their political subdivisions, the interest on which is exempt from federal income taxes ("municipal securities"). In selecting municipal se-curities for the Fund, the Adviser considers each security's yield and total return potential relative to other available municipal securities and manages the Fund through gradual shifts in the Fund's average maturity. The Fund gener-ally will have a dollar-weighted portfolio maturity between 10 and 25 years.


The Fund emphasizes investment in municipal securities rated in the two highest rating categories at the time of purchase. However, the Fund may purchase with-out limitation investment grade municipal securities rated at the time of pur-chase in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. Some of the municipal securities in which the Fund invests may be supported by credit enhancements provided by third parties. The Fund ordinarily will not invest in municipal se-curities that pay interest subject to the alternative minimum tax. The Fund's average weighted portfolio maturity may be as high as 30 years, and there is no restriction on the maturity of any single security held by the Fund.


Principal Risks of Investing in the Long-Term Tax-Exempt Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and the volatility of lower rated securities is even greater than that of higher rated securities. In addition, longer-term investments tend to be more sensitive to interest rate changes.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securi-ties. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that long-term municipal securities may underperform other segments of the fixed income market or the fixed income mar-kets as a whole.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.


                                    [GRAPH]

                                1991     12.72%
                                1992     10.01%
                                1993     15.63%
                                1994     -5.78%
                                1995     23.43%
                                1996      3.67%
                                1997      9.47%
                                1998      6.31%
                                1999     -9.01%
                                2000     17.18%



                          Best Quarter  Worst Quarter
                              9.35%        (7.14)%
                            (3/31/95)     (3/31/94)

The Fund's performance for the six month period ending June 30, 2001 was (0.07)%.


This table compares the Fund's average annual total returns for the periods ended December 31, 2000 to those of the Lehman Brothers Current Municipal Bond Index.



                                                          5    10
                                               1 Year Years Years
-----------------------------------------------------------------
Long-Term Tax-Exempt Fund                      17.18% 5.16% 7.93%

Lehman Brothers Current Municipal Bond Index*  11.69% 5.84% 7.32%


* The Lehman Brothers Current Municipal Bond Index is an unmanaged total return performance benchmark for the long-term, investment-grade tax-exempt bond market, calculated by using municipal bonds selected as representative of the market.


What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                 0.50%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.26%
Total Other Expenses                            0.66%
------------------------------------------------------
Total Annual Fund Operating Expenses            1.16%
Fee Waivers and Expense Reimbursements        (0.36)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              0.80%*


* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.80%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser and Sub-Adviser."


Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $82    $255    $444     $990

      Intermediate-Term Tax-Exempt Fund

 FUND SUMMARY

 Investment Goal Current income exempt from federal income taxes, consistent with relative stability of principal


 Investment Focus Tax-exempt municipal securities

 Share Price Volatility Medium

 Principal Investment Strategy Investing in a diversified portfolio of investment grade tax-exempt municipal obligations

 Investor Profile Investors in higher tax brackets seeking tax-exempt income, and who are willing to accept moderate share price volatility

Investment Objective
The Intermediate-Term Tax-Exempt Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with relative stabil-ity of principal.

Investment Strategy of the Intermediate-Term Tax-Exempt Fund

Under normal circumstances, the Intermediate-Term Tax-Exempt Fund invests at least 80% of its assets in tax-exempt securities issued by U.S. states, terri-tories and possessions and their political subdivisions, the interest from which is exempt from federal income taxes ("municipal securities"). In select-ing municipal securities for the Fund, the Adviser considers each security's yield and total return potential relative to other available municipal securi-ties and manages the Fund through gradual shifts in the Fund's average maturi-ty. The Fund generally will have a dollar-weighted average maturity of 3 to 10 years.


The Fund emphasizes investment in municipal securities rated in the two highest rating categories at the time of purchase. However, the Fund may purchase with-out limitation investment grade municipal securities rated at the time of pur-chase in one of the four highest rating categories by a major rating agency or, if unrated, determined by the Adviser to be of equivalent quality. Some of the municipal securities in which the Fund invests may be supported by credit en-hancements provided by third parties. The Fund ordinarily will not invest in municipal securities that pay interest subject to the alternative minimum tax. There is no restriction on the maturity of any single security held by the Fund.

Principal Risks of Investing in the Intermediate-Term Tax-Exempt Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and the volatility of lower rated securities is even greater than that of higher rated securities.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securi-ties. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that intermediate-term municipal securi-ties may underperform other segments of the fixed income market or the fixed income markets as a whole.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.


                                    [GRAPH]

                              1991          10.19%
                              1992           8.50%
                              1993          10.78%
                              1994          -4.18%
                              1995          15.08%
                              1996           4.34%
                              1997           7.31%
                              1998           6.32%
                              1999          -1.75%
                              2000           9.38%



                          Best Quarter  Worst Quarter
                              5.89%        (4.57)%
                            (3/31/95)     (3/31/94)

The Fund's performance for the six month period ending June 30, 2001 was 0.36%.


This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the Lehman Brothers 5 Year Municipal G.O. Bond Index.



                                                   1 Year 5 Years 10 Years
--------------------------------------------------------------------------
Intermediate-Term Tax-Exempt Fund                  9.38%   5.05%   6.45%

Lehman Brothers 5 Year Municipal G.O. Bond Index*  7.68%   5.04%   6.21%


* The Lehman Brothers 5 Year Municipal G.O. Bond Index is an unmanaged total return performance benchmark for investment-grade tax-exempt government obli-gation bonds maturing in five years, calculated by using municipal bonds se-lected as representative of the market.


What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                 0.35%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.22%
Total Other Expenses                            0.62%
------------------------------------------------------
Total Annual Fund Operating Expenses            0.97%
Fee Waivers and Expense Reimbursements        (0.32)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              0.65%*


* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.65%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser and Sub-Adviser."


Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $66    $208    $362     $810

      Short-Term Tax-Exempt Securities Fund

 FUND SUMMARY

 Investment Goal Current income exempt from federal income taxes, consistent with relative stability of principal

 Investment Focus Tax-exempt municipal securities

 Share Price Volatility Low

 Principal Investment Strategy Investing in a diversified portfolio of investment grade tax-exempt municipal obligations

 Investor Profile Investors seeking tax-exempt income with the risk of limited share price volatility

Investment Objective
The Short-Term Tax-Exempt Securities Fund seeks as high a level of current in-terest income exempt from federal income taxes as is consistent with relative stability of principal.

Investment Strategy of the Short-Term Tax-Exempt Securities Fund

Under normal circumstances, the Short-Term Tax-Exempt Securities Fund invests at least 80% of its assets in tax-exempt securities issued by U.S. states, ter-ritories and possessions and their political subdivisions, the interest on which is exempt from federal income taxes ("municipal securities"). In select-ing municipal securities for the Fund, the Adviser emphasizes preservation of principal and considers each security's yield and total return potential rela-tive to other available municipal securities. The Fund generally will have a dollar-weighted average portfolio maturity of 1 to 3 years.


The Fund emphasizes investment in municipal securities rated in the two highest rating categories at the time of purchase. However, the Fund may purchase with-out limitation investment grade municipal securities rated at the time of pur-chase in one of the four highest rating categories by a major rating agency or, if unrated, determined by the Adviser to be of equivalent quality. Some of the municipal securities in which the Fund invests may be supported by credit en-hancements provided by third parties. The Fund ordinarily will not invest in municipal securities that pay interest subject to the alternative minimum tax. There is no restriction on the maturity of any single security held by the Fund.

Principal Risks of Investing in the Short-Term Tax-Exempt Securities Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and the volatility of lower rated securities is even greater than that of higher rated securities.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securi-ties. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that short-term municipal securities may underperform other segments of the fixed income market or the fixed income mar-kets as a whole.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.


                                    [GRAPH]

                                 1993     5.49%
                                 1994    -0.30%
                                 1995     7.41%
                                 1996     3.68%
                                 1997     4.58%
                                 1998     4.58%
                                 1999     1.46%
                                 2000     4.89%



                          Best Quarter  Worst Quarter
                              2.53%        (1.18)%
                            (3/31/95)     (3/31/94)

The Fund's performance for the six month period ending June 30, 2001 was 1.15%.


This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the Lehman Brothers 3 Year Municipal Bond Index.



                                               1 Year 5 Years Since Inception
-----------------------------------------------------------------------------
Short-Term Tax-Exempt Securities Fund          4.89%   3.83%      3.95%*

Lehman Brothers 3 Year Municipal Bond Index**  6.23%   4.68%      4.87%*


* Since December 31, 1992

** The Lehman Brothers 3 Year Municipal Bond Index is an unmanaged total return performance benchmark for investment-grade tax-exempt bonds maturing in three years, calculated by using municipal bonds selected as representative of the market.


What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                 0.30%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.28%
Total Other Expenses                            0.68%
------------------------------------------------------
Total Annual Fund Operating Expenses            0.98%
Fee Waivers and Expense Reimbursements        (0.38)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              0.60%*


* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.60%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser and Sub-Adviser."


Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $61    $192    $335     $750

      New York Intermediate-Term Tax-Exempt Fund

 FUND SUMMARY

 Investment Goal Maximize current income exempt from federal, New York State and New York City income taxes

 Investment Focus New York tax-exempt municipal securities

 Share Price Volatility Medium

 Principal Investment Strategy Investing in a portfolio of investment grade municipal obligations that pay interest that is exempt from federal, New York State and New York City income taxes

 Investor Profile High tax bracket investors seeking tax-exempt current income, and who are willing to accept a moderate degree of share price volatility

Investment Objective
The New York Intermediate-Term Tax-Exempt Fund seeks to provide New York in-vestors with as high a level of current interest income exempt from federal in-come tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with relative stability of principal. This objective may be changed without shareholder approval.

Investment Strategy of the New York Intermediate-Term Tax-Exempt Fund

Under normal circumstances, the New York Intermediate-Term Tax-Exempt Fund in-vests at least 80% of its assets in tax-exempt securities issued by New York State local governments and agencies in New York and other governmental issuers including U.S. territories and possessions that pay interest exempt from feder-al, New York State and New York City income taxes ("New York municipal securi-ties"). In selecting securities for the Fund, the Adviser considers each security's yield and total return potential relative to other available munici-pal securities and manages the Fund through gradual shifts in the Fund's aver-age maturity. The Fund generally will have a dollar-weighted average portfolio maturity of 3 to 10 years.


The Fund emphasizes investment in New York municipal securities rated in the two highest rating categories at the time of purchase. However, the Fund may purchase without limitation investment grade municipal securities rated at the time of purchase in one of the four highest rating categories by a major rating agency or, if unrated, determined by the Adviser to be of equivalent quality. Some of the municipal securities in which the Fund invests may be supported by credit enhancements provided by third parties. The Fund ordinarily will not in-vest in securities that pay interest subject to the alternative minimum tax. There is no restriction on the maturity of any single security held by the Fund.

Principal Risks of Investing in the New York Intermediate-Term Tax-Exempt Fund The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and the volatility of lower rated securities is even greater than that of higher rated securities.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securi-ties. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund's concentration of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state. In particular, the Fund's performance depends upon the ability of the issuers of New York municipal securities to meet their continuing obligations for the payment of principal and interest. New York State and New York City face long-term economic problems that could seriously affect their ability, and that of other issuers of New York municipal securities, to meet their financial obligations.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its in-vestments in those securities.

The Fund is also subject to the risk that New York municipal securities may underperform other segments of the fixed income market or the fixed income mar-kets as a whole.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.


                                    [GRAPH]

                                 1991     9.53%
                                 1992     6.55%
                                 1993     9.28%
                                 1994    -4.23%
                                 1995    13.62%
                                 1996     4.31%
                                 1997     6.67%
                                 1998     6.33%
                                 1999    -2.13%
                                 2000     9.68%



                          Best Quarter  Worst Quarter
                              6.12%        (4.16)%
                            (3/31/95)     (3/31/94)

The Fund's performance for the six month period ending June 30, 2001 was 0.59%.


This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the Lehman Brothers 5 Year Municipal Bond Index.



                                                   1
                                                Year 5 Years Since Inception
----------------------------------------------------------------------------
New York Intermediate-Term Tax-Exempt Fund     9.68%  4.90%       6.01%*

Lehman Brothers 5 Year Municipal Bond Index**  7.70%  4.95%       6.40%*


 * Since May 31, 1990

** The Lehman Brothers 5 Year Municipal Index is an unmanaged total return per-formance benchmark for investment-grade tax-exempt bonds maturing in five years, calculated by using municipal bonds selected as representative of the market.


What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                 0.50%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.23%
Total Other Expenses                            0.63%
------------------------------------------------------
Total Annual Fund Operating Expenses            1.13%
Fee Waivers and Expense Reimbursements        (0.33)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              0.80%*


* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.80%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser and Sub-Adviser."


Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $82    $255    $444     $990

      California Tax-Exempt Income Fund

 FUND SUMMARY

 Investment Goal High current income exempt from federal and California income taxes, consistent with preservation of capital and stability of principal


 Investment Focus California tax-exempt municipal securities

 Share Price Volatility Medium

 Principal Investment Strategy Investing in municipal obligations that pay interest that is exempt from federal and California taxes

 Investor Profile Investors seeking tax-exempt current income, and who are willing to accept some degree of share price volatility

Investment Objective
The California Tax-Exempt Income Fund seeks to provide California investors with as high a level of current interest income exempt from federal income tax and, to the extent possible, from California state personal income tax as is consistent with the preservation of capital and relative stability of princi-pal. This objective may be changed without shareholder approval.

Investment Strategy of the California Tax-Exempt Income Fund

Under normal circumstances, the California Tax-Exempt Income Fund invests at least 80% of its assets in tax-exempt securities issued by the State of Cali-fornia and its cities, counties and political subdivisions, the interest from which is exempt from federal and California State income taxes ("California mu-nicipal securities"). In selecting securities for the Fund, the Sub-Adviser considers each security's yield and total return potential relative to other available municipal securities and manages the Fund through gradual shifts in the Fund's average maturity. The Fund generally will have a dollar-weighted av-erage remaining maturity of 3 to 5 years.


The Fund emphasizes investment in California municipal securities rated in the two highest rating categories at the time of investment. However, the Fund may invest without limit in investment grade municipal securities, which are those rated at the time of investment in one of the four highest rating categories by a major rating agency or, if unrated, determined by the Sub-Adviser to be of equivalent quality. Some of the municipal securities in which the Fund invests may be supported by credit enhancements provided by third parties. The Fund or-dinarily will not invest in securities that pay interest subject to the alter-native minimum tax. There is no restriction on the maturity of any single secu-rity held by the Fund.

Principal Risks of Investing in the California Tax-Exempt Income Fund
The prices of the Fund's fixed income securities respond to economic develop-ments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securi-ties. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund's concentration of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state. In particular, the Fund's performance depends upon the ability of the issuers of California municipal securities to meet their continuing obligations for the payment of principal and interest. California and its cities face long-term economic problems that could seriously affect their ability, and that of other issuers of California municipal securities to meet their financial obli-gations. Moody's recently lowered its California General Obligation bond rating from AA2 to AA3; and Standard & Poor's downgraded California General Obligation bonds from AA to A+.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its in-vestments in those securities.

The Fund is also subject to the risk that California municipal securities may underperform other segments of the fixed income market or the fixed income mar-kets as a whole.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.


                                    [GRAPH]

                                 1997     5.72%
                                 1998     5.25%
                                 1999     0.08%
                                 2000     6.87%



                          Best Quarter  Worst Quarter
                              2.46%        (0.91)%
                            (6/30/97)     (6/30/99)

The Fund's performance for the six month period ending June 30, 2001 was 0.91%.


This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the Merrill Lynch 3-7 Year Municipal In-dex.



                                           1 Year Since Inception
-----------------------------------------------------------------
California Tax-Exempt Income Fund           6.87%      4.50%*

Merrill Lynch 3-7 Year Municipal Index***   8.24%      5.34%**


  * Since October 1, 1996


 ** Since September 30, 1996


*** The Merrill Lynch 3-7 Year Municipal Index is a widely-accepted unmanaged market-weighted index comprised of fixed-rate, coupon-bearing bonds issued within five years of the most recent month-end with greater than $50 mil-lion principle amount having a Moody's investment grade rating and maturi-ties of three to seven years.


What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                 0.50%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.32%
Total Other Expenses                            0.72%
------------------------------------------------------
Total Annual Fund Operating Expenses            1.22%
Fee Waivers and Expense Reimbursements        (0.72)%*
------------------------------------------------------
Net Annual Fund Operating Expenses              0.50%*


* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.50%, for the period commencing on the date of this prospectus and ending March 31, 2002. For more information about these fees, see "Investment Adviser and Sub-Adviser."


Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $51    $160    $280     $628

      -------------------------------------------------------------

 .......................................
                                      ................................
More Information About Risk

Fixed Income Risk
(All Funds)--The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. During periods of rising interest rates, the values of outstanding fixed income secu-rities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. As the average maturity or duration of a security lengthens, the risk that the price of such security will become more volatile increases. Duration approximates the price sensitivity of a security to changes in interest rates. In contrast to maturity which measures only time until final payment, duration combines consideration of yield, interest payments, final maturity and call features.

 Call Risk
 (All Funds)--During periods of falling interest rates, certain debt obliga-tions with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluc-tuate, and may require a Fund to invest the resulting proceeds at lower in-terest rates.

 Credit Risk
 (All Funds)--The possibility that an issuer will be unable to make timely payments of either principal or interest.

 Event Risk
 (All Funds)--Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be re-duced because of a Fund's multiple holdings.

Municipal Issuer Risk
(All Funds)--There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on munic-ipal securities. Changes to the financial condition or credit rating of munici-pal issuers may also adversely affect the value of the Fund's municipal securi-ties. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain mu-nicipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Concentration Risk

(New York Intermediate-Term Tax-Exempt Fund and California Tax-Exempt Income
Fund)--These Funds' concentration of investments in issuers located in a single state makes the Funds more susceptible to adverse political or economic devel-opments affecting that state. These Funds also may be riskier than mutual funds that buy securities of issuers in numerous states.

More Information About Fund Investments

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information.


The investments and strategies described in this prospectus are those that we use under normal conditions. During adverse economic, market or other condi-tions, each Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with a Fund's objective. A Fund may not achieve its objective when so invested. A Fund will do so only if the Adviser or Sub- Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.


Investment Adviser and Sub-Adviser

United States Trust Company of New York and U.S. Trust Company (together, the Adviser) acting through their respective registered investment advisory divi-sions, U.S. Trust--New York Fund Advisers Division and U.S. Trust--Connecticut Fund Advisers Division, serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.


U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Cor-poration ("Schwab"). Charles R. Schwab is the founder, Chairman and Co-Chief Executive Officer and a Director and significant shareholder of Schwab. As a result of his positions and share ownership, Mr. Schwab may be deemed to be a controlling person of Schwab and its subsidiaries. Through its prin-cipal subsidiary Charles Schwab & Co., Inc., Schwab is one of the nation's largest financial services firms and the nation's largest electronic brokerage firm, in each case measured by customer assets. At December 31, 2000, Schwab served 7.5 million active accounts with $872 billion in customer assets.


United States Trust Company of New York (together with the other wholly-owned subsidiaries of U.S. Trust Corporation, "U.S. Trust") is one of the oldest in-vestment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust adminis-tration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 2000, U.S. Trust had approximately $95 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, Stamford, CT 06905.


The Adviser makes investment decisions for the Short-Term Tax-Exempt Securi-ties, Intermediate-Term Tax- Exempt, Long-Term Tax-Exempt and New York Interme-diate-Term Tax-Exempt Funds and continuously reviews, supervises and adminis-ters each Fund's investment program.

U.S. Trust Company, N.A. (the "Sub-Adviser"), acting through its registered in-vestment advisory division, U.S. Trust--California Fund Advisers Division, serves as the investment sub-adviser to the California Tax-Exempt Income Fund. The Sub-Adviser is a national bank and a wholly-owned subsidiary of U.S. Trust Corporation, and has its principal offices at 515 South Flower Street, Los An-geles, CA 90071. The Sub-Adviser makes investment decisions for the Fund.


The Adviser oversees the Sub-Adviser to ensure compliance with the California Tax-Exempt Income Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub- Ad-viser out of the investment advisory fee it receives from the Fund (described below).

U.S. Trust advises and manages assets for its private clients and funds, some of which have investment objectives and policies similar to the Funds. U.S. Trust will not have any obligation to make available or use any information re-garding these proprietary investment activities for the benefit of the Funds. The research department of U.S. Trust prepares research reports that are uti-lized by these Funds, wealth managers of U.S. Trust and Schwab and its affili-ates. It is U.S. Trust's intention to distribute this information as simultane-ously as possible to all recipients. However, where the investment manager of a Fund prepares such research, that Fund may and often does receive and act upon that information before it is disseminated to other parties, which in turn may have a negative effect on the price of the securities subject to research.


The Board of Directors of Excelsior Tax-Exempt Funds, Inc. supervises the Ad-viser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.

For the fiscal year ended March 31, 2001, the Adviser and Sub-Adviser received advisory fees, as a percentage of average daily net assets, of:



Short-Term Tax-Exempt Securities Fund       0.23%
Intermediate-Term Tax-Exempt Fund           0.28%
Long-Term Tax-Exempt Fund                   0.44%
New York Intermediate-Term Tax-Exempt Fund  0.48%
California Tax-Exempt Income Fund           0.03%


Portfolio Managers

Kenneth J. McAlley has served as the Short-Term Tax- Exempt Securities, Inter-mediate-Term Tax-Exempt and New York Intermediate-Term Tax-Exempt Funds' port-folio manager since 1995 and the Long-Term Tax-Exempt Fund's portfolio manager since 1986. Mr. McAlley, an Executive Vice President, has been with U.S. Trust since 1980. Mr. McAlley is primarily responsible for the day to day management of the Short-Term Tax-Exempt Securities, Intermediate-Term Tax-Exempt, Long-Term Tax-Exempt and New York Intermediate-Term Tax-Exempt Funds' portfolios. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.


Gary S. Larsen and Kathleen Meyer have served as the California Tax- Exempt In-come Fund's portfolio managers since 2000 and 2001, respectively. Mr. Larsen, a Senior Vice President and Senior Fixed Income Portfolio Manager, has been with the Sub- Adviser since 1997. Prior to joining U.S. Trust, Mr. Larsen held posi-tions at City National Bank and had served as Manager of Municipal Bond Trading at Security Pacific Bank. Ms. Meyer, a Vice President and Portfolio Manager, has been with the Sub-Adviser since 2000. Prior to joining U.S. Trust, she served as Vice President and Senior Portfolio Specialist with Merrill Lynch & Co. Mr. Larsen and Ms. Meyer are primarily responsible for the day to day man-agement of the California Tax-Exempt Income Fund's portfolio. Research, analyses, trade execution and other facilities provided by the Sub-Adviser and other personnel also play a significant role in portfolio management and performance.

Purchasing, Selling and Exchanging Fund Shares
This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

How to Purchase Fund Shares
You may purchase shares directly by:
 . Mail
 . Telephone

 . Wire


 . Automatic Investment Program, or


 .  Automated Clearinghouse (ACH)


To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 483-7297), or complete and send in the application to Excelsior Funds, c/o Boston Financial Data Services, Inc., P.O. Box 8529, Boston, MA 02266-8529. Unless you arrange to pay by wire or through the automatic investment program, write your check, payable in U.S. dollars, to "Excelsior Tax-Exempt Funds." and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks, money orders, starter checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:


 State Street Bank & Trust


 ABA #011000028


 DDA #99055352


 Specify Excelsior Fund Name


 Fund Account Number


 Account Registration


















Investors making initial investments by wire must promptly complete the appli-cation and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its proce-dures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your corre-spondence or questions regarding a Fund to your institution.


General Information
You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). Presently, the only Busi-ness Days on which the Adviser is closed and the NYSE is open are Veterans' Day and Columbus Day. A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase request in good or-der. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase request in good order before 4:00 p.m., Eastern time.

How We Calculate NAV

NAV for one Fund share is the value of that share's portion of all of a Fund's assets less the value of that share's portion of all of a Fund's liabilities.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Adviser or Sub-Adviser thinks that they are unreliable, fair value prices may be determined in good faith us-ing methods approved by the Board of Directors. Fixed income investments with remaining maturities of 60 days or less generally are valued at their amortized cost, which approximates their market value.

Minimum Purchases

To purchase shares for the first time, you must invest at least $500 in any Fund. Your subsequent investments in any Fund must be made in amounts of at least $50. A Fund may accept investments of smaller amounts at its discretion.

Automatic Investment Program
If you have a checking, money market or NOW account with a bank, you may pur-chase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled in-vestments once per month, on either the first or fifteenth day, or twice per month, on both days.

How to Sell Your Fund Shares
You may sell shares directly by:
 . Mail

 . Telephone


 . Systematic Withdrawal Plan, or


 .  Automated Clearinghouse (ACH)


Holders of Fund shares may sell (sometimes called "redeem") shares by following the procedures established when they opened their account or accounts. If you have questions, call (800) 446-1012 (from overseas, call (617) 483-7297).


You may sell your shares by sending a written request for redemption to:

 Excelsior Tax-Exempt Funds

 c/o Boston Financial Data Services, Inc.


 P.O. Box 8529


 Boston, MA 02266-8529


Please be sure to indicate the number of shares to be sold, identify your ac-count number and sign the request.

If you own your shares directly and previously indicated on your account appli-cation or arranged in writing to do so, you may sell your shares on any Busi-ness Day by contacting a Fund directly by telephone at (800) 446-1012 (from overseas, call (617) 483-7297). The minimum amount for telephone redemptions is $500. Shares will not be redeemed by the Fund unless all required documents have been received by the Fund.


If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institu-tion may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund re-ceives your request in good order.

Systematic Withdrawal Plan
If you have at least $10,000 in your account, you may use the systematic with-drawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

Receiving Your Money
Normally, we will send your sale proceeds within five Business Days after we receive your request in good order. Your proceeds can be wired to your bank ac-count (if more than $500) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind
We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares
If your account balance drops below $500 because of redemptions, you may be re-quired to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or when the Adviser and the custodian are closed. More information about this is in the Funds' Statement of Additional Information.

How to Exchange Your Shares

You may exchange your shares on any Business Day for shares of any portfolio of Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc., or for Shares of certain portfolios of Excelsior Funds Trust. In order to protect other share-holders, we may limit your exchanges to no more than six per year or reject an exchange if we deem that such exchange would not be in the best interests of a Fund or its shareholders. This limitation is not intended to limit a sharehold-er's right to redeem shares. Rather, the limitation is intended to curb short-term trading. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application.

You may also exchange shares through your financial institution. Exchange re-quests must be for an amount of at least $500.

If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of in-structions, the Funds are not liable for any losses or costs incurred by fol-lowing telephone instructions they reasonably believe to be genuine, provided that the Funds follow their telephone transaction procedures. If you or your financial institution transact with a Fund over the telephone, you will gener-ally bear the risk of any loss.


Authorized Intermediaries
Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept pur-chase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized in termediaries are responsible for transmitting requests and delivering funds on a timely basis.

Shareholder Servicing
The Funds are permitted to pay an administrative servicing fee to certain shareholder organizations for providing services to their customers who hold shares of the Funds. These services may include assisting in the processing of purchase, redemption and exchange requests and providing periodic account statements. The shareholder servicing fee may be up to 0.40% of the average daily net asset value of Fund shares held by clients of a shareholder organiza-tion.

Distribution of Fund Shares


The Funds' distributor may institute promotional incentive programs for deal-ers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Subject to NASD regulation, compensation may include promotional and other merchandise, sales and training programs and other special events sponsored by dealers. Compensation may also include pay-ment for reasonable expenses incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.


Dividends and Distributions
Each Fund distributes its income by declaring a dividend daily and paying accu-mulated dividends monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust or corre-spondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for div-idends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.


Taxes
The Funds anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. Howev-er, some dividends will be taxable, such as dividends that are attributable to gains on bonds that are acquired at a "market discount," and distributions of short and long-term capital gains.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund will generally not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends may constitute an item of tax preference for purposes of determining federal alternative mini-mum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or rail-road retirement payments received by you are subject to federal income taxes.

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. To aid in computing your tax basis, you generally should retain your ac-count statements for the periods during which you held shares. Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. If you receive an exempt-interest dividend with respect to any shares and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal se-curities or interest on securities of the particular state or localities within the state.

If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of the California Tax-Exempt Income Fund consists of obli-gations, which if held by an individual would pay interest that is exempt from California personal income tax, then dividends paid by the Fund to its individ-ual shareholders will be exempt from California personal income tax.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonres-ident aliens, foreign trusts or estates, or foreign corporations or partner-ships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situa-tion.

More information about taxes is in the Funds' Statement of Additional
Information.

      -----------------------------------------------------------------

Financial Highlights

The tables that follow present performance information about shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a sin-gle Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Ernst & Young LLP, independent auditors. Their report, along with each Fund's financial statements, are incorporated by reference into the Funds' Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 446-1012 (from overseas, call (617) 483-7297).


LONG-TERM TAX-EXEMPT FUND


                                            Year Ended March 31,
                                   -------------------------------------------
                                      2001     2000     1999     1998     1997
                                   -------  -------  -------  -------  -------
Net Asset Value, Beginning of
 Year............................. $  8.99  $  9.87  $ 10.03  $  9.43  $  9.53
                                   -------  -------  -------  -------  -------
Income From Investment Operations
 Net Investment Income............    0.40     0.42     0.42     0.44     0.46
 Net Gains (Losses) on Investments
  (both realized and unrealized)..    0.63    (0.82)    0.12     0.71     0.03
                                   -------  -------  -------  -------  -------
 Total From Investment
  Operations......................    1.03    (0.40)    0.54     1.15     0.49
                                   -------  -------  -------  -------  -------
Less Distributions
 Dividends From Net Investment
  Income..........................   (0.40)   (0.42)   (0.42)   (0.43)   (0.46)
 Distributions From Net Realized
  Gain on Investments.............    0.00    (0.06)   (0.28)   (0.12)   (0.13)
                                   -------  -------  -------  -------  -------
 Total Distributions..............   (0.40)   (0.48)   (0.70)   (0.55)   (0.59)
                                   -------  -------  -------  -------  -------
Net Asset Value, End of Year...... $  9.62  $  8.99  $  9.87  $ 10.03  $  9.43
                                   =======  =======  =======  =======  =======
Total Return......................  11.69%  (4.01)%    5.42%   12.18%    5.47%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)....................... $135.52  $121.99  $182.45  $149.54  $107.93
 Ratio of Net Operating Expenses
  to Average Net Assets...........   0.77%    0.75%    0.76%    0.74%    0.74%
 Ratio of Gross Operating Expenses
  to Average Net Assets/1/ .......   0.83%    0.83%    0.86%    0.81%    0.81%
 Ratio of Net Investment Income to
  Average Net Assets..............   4.33%    4.54%    4.17%    4.40%    4.80%
 Portfolio Turnover Rate..........   60.0%    78.0%    88.0%    83.0%   125.0%

------
Notes:



1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

      -----------------------------------------------------------------

INTERMEDIATE-TERM TAX-EXEMPT FUND

                                          Year Ended March 31,
                                 -------------------------------------------
                                    2001     2000     1999     1998     1997
                                 -------  -------  -------  -------  -------
Net Asset Value, Beginning of
 Year........................... $  9.06  $  9.49  $  9.48  $  9.11  $  9.12
                                 -------  -------  -------  -------  -------
Income From Investment
 Operations
 Net Investment Income..........    0.38     0.37     0.38     0.42     0.40
 Net Gains (Losses) on
  Investments (both realized and
  unrealized)...................    0.51    (0.43)    0.14     0.37     0.00
                                 -------  -------  -------  -------  -------
 Total From Investment
  Operations....................    0.89    (0.06)    0.52     0.79     0.40
                                 -------  -------  -------  -------  -------
Less Distributions
 Dividends From Net Investment
  Income........................   (0.38)   (0.37)   (0.35)   (0.41)   (0.41)
 Dividends in Excess of Net
  Investment Income.............    0.00     0.00    (0.03)    0.00     0.00/1/
 Distributions From Net Realized
  Gain on Investments...........    0.00     0.00    (0.13)   (0.01)    0.00
                                 -------  -------  -------  -------  -------
 Total Distributions............   (0.38)   (0.37)   (0.51)   (0.42)   (0.41)
                                 -------  -------  -------  -------  -------
Net Asset Value, End of Year.... $  9.57  $  9.06  $  9.49  $  9.48  $  9.11
                                 =======  =======  =======  =======  =======
Total Return....................  10.07%  (0.58)%    5.53%    8.81%    4.58%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)..................... $341.17  $292.67  $323.99  $271.02  $244.05
 Ratio of Net Operating Expenses
  to Average Net Assets.........   0.57%    0.57%    0.58%    0.58%    0.58%
 Ratio of Gross Operating
  Expenses to Average Net
  Assets/1/ ....................   0.64%    0.64%    0.64%    0.64%    0.64%
 Ratio of Net Investment Income
  to Average Net Assets.........   4.17%    4.06%    3.95%    4.47%    4.56%
 Portfolio Turnover Rate........   84.0%    91.0%    48.0%    30.0%    28.0%

------

Notes: 1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.



SHORT-TERM TAX-EXEMPT SECURITIES FUND

                                               Year Ended March 31,
                                        --------------------------------------
                                          2001    2000    1999    1998    1997
                                        ------  ------  ------  ------  ------
Net Asset Value, Beginning of Period... $ 7.02  $ 7.17  $ 7.11  $ 7.03  $ 7.05
                                        ------  ------  ------  ------  ------
Income From Investment Operations
 Net Investment Income.................   0.28    0.25    0.26    0.27    0.26
 Net Gains (Losses) on Investments
  (both realized and unrealized).......   0.13   (0.15)   0.06    0.08   (0.01)
                                        ------  ------  ------  ------  ------
 Total From Investment Operations......   0.41    0.10    0.32    0.35    0.25
                                        ------  ------  ------  ------  ------
Less Distributions
 Dividends From Net Investment Income..  (0.28)  (0.25)  (0.26)  (0.27)  (0.27)
 Dividends in Excess of Net Investment
  Income...............................   0.00    0.00    0.00    0.00    0.00
 Distributions From Net Realized Gain
  on Investments.......................   0.00    0.00    0.00    0.00    0.00
                                        ------  ------  ------  ------  ------
 Total Distributions...................  (0.28)  (0.25)  (0.26)  (0.27)  (0.27)
                                        ------  ------  ------  ------  ------
Net Asset Value, End of Period......... $ 7.15  $ 7.02  $ 7.17  $ 7.11  $ 7.03
                                        ======  ======  ======  ======  ======
Total Return...........................  5.94%   1.39%   4.51%   5.01%   3.55%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)............................ $83.34  $54.23  $45.16  $42.35  $41.08
 Ratio of Net Operating Expenses to
  Average Net Assets...................  0.58%   0.56%   0.58%   0.59%   0.58%
 Ratio of Gross Operating Expenses to
  Average Net Assets/1/ ...............  0.65%   0.63%   0.65%   0.65%   0.65%
 Ratio of Net Investment Income to
  Average Net Assets...................  3.97%   3.54%   3.58%   3.76%   3.73%
 Portfolio Turnover Rate...............  42.0%  130.0%   47.0%   58.0%   87.0%

------

Notes: 1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

      -----------------------------------------------------------------

NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND


                                          Year Ended March 31,
                               ------------------------------------------------
                                  2001     2000     1999     1998     1997
                               -------  -------  -------  -------  -------
Net Asset Value, Beginning of
 Period....................... $  8.34  $  8.80  $  8.79  $  8.45  $  8.44
                               -------  -------  -------  -------  -------
Income From Investment
 Operations
 Net Investment Income........    0.33     0.32     0.33     0.35     0.36
 Net Gains (Losses) on
  Investments (both realized
  and unrealized).............    0.49    (0.37)    0.12     0.34     0.01
                               -------  -------  -------  -------  -------
 Total From Investment
  Operations..................    0.82    (0.05)    0.45     0.69     0.37
                               -------  -------  -------  -------  -------
Less Distributions
 Dividends From Net Investment
  Income......................   (0.33)   (0.32)   (0.33)   (0.35)   (0.36)
 Distributions in Excess of
  Net Investment Income.......    0.00     0.00     0.00     0.00     0.00
 Distributions From Net
  Realized Gain on
  Investments.................    0.00    (0.09)   (0.11)    0.00     0.00
                               -------  -------  -------  -------  -------
 Total Distributions..........   (0.33)   (0.41)   (0.44)   (0.35)   (0.36)
                               -------  -------  -------  -------  -------
Net Asset Value, End of
 Period....................... $  8.83  $  8.34  $  8.80  $  8.79  $  8.45
                               =======  =======  =======  =======  =======
Total Return..................  10.02%  (0.51)%    5.16%    8.35%    4.46%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)................... $144.42  $126.38  $154.83  $131.29  $102.25
 Ratio of Net Operating
  Expenses to Average
  Net Assets..................   0.73%    0.73%    0.73%    0.71%    0.72%
 Ratio of Gross Operating
  Expenses to Average
  Net Assets/1/ ..............   0.75%    0.75%    0.75%    0.74%    0.75%
 Ratio of Net Investment
  Income to Average
  Net Assets..................   3.90%    3.82%    3.75%    4.08%    4.25%
 Portfolio Turnover Rate......   39.0%    64.0%    65.0%    47.0%    89.0%

------

Notes: 1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.


CALIFORNIA TAX-EXEMPT INCOME FUND


                                  Year ended March 31,
                               ------------------------------       Period ended
                                 2001    2000    1999    1998  March 31, 1997/1/
                               ------  ------  ------  ------  -----------------
Net Asset Value, Beginning of
 Period......................  $ 7.07  $ 7.25  $ 7.18  $ 6.95      $   7.00
                               ------  ------  ------  ------      --------
Income From Investment
 Operations
 Net Investment Income.......    0.26    0.26    0.27    0.28          0.12
 Net Gains (Losses) on
  Investments (both realized
  and unrealized)............    0.23   (0.18)   0.07    0.23         (0.05)
                               ------  ------  ------  ------      --------
 Total From Investment
  Operations.................    0.49    0.08    0.34    0.51          0.07
                               ------  ------  ------  ------      --------
Less Distributions
 Dividends From Net
  Investment Income..........   (0.26)  (0.26)  (0.27)  (0.28)        (0.12)
                               ------  ------  ------  ------      --------
 Total Distribution..........   (0.26)  (0.26)  (0.27)  (0.28)        (0.12)
                               ------  ------  ------  ------      --------
Net Asset Value, End of
 Period......................  $ 7.30  $ 7.07  $ 7.25  $ 7.18      $   6.95
                               ======  ======  ======  ======      ========
Total Return.................   7.09%   1.13%   4.74%   7.42%      2.12%/2/
Ratios/Supplemental Data
 Net Assets, End of Period
  (in millions)..............  $54.61  $65.03  $64.91  $32.57        $13.23
 Ratio of Net Operating
  Expenses to Average Net
  Assets.....................   0.50%   0.50%   0.50%   0.50%         0.66%/3/
 Ratio of Gross Operating
  Expenses to Average Net
  Assets/4/ .................   0.97%   0.95%   1.08%   1.24%         1.53%/3/
 Ratio of Net Income to
  Average Net Assets.........   3.69%   3.67%   3.65%   3.90%         3.69%/3/
 Portfolio Turnover Rate.....    6.0%   16.0%    5.0%   14.0%          7.0%/3/

------

Notes: 1. Commenced operations on October 1, 1996. 2. Not annualized. 3. Annualized. 4. Expense ratio before waiver of fees and reimbursement of ex-penses (if any) by investment adviser and administrators.

Excelsior Tax-Exempt Funds, Inc.

Investment Adviser
United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company
225 High Ridge Road


Stamford, Connecticut 06905

Sub-Adviser
U.S. Trust Company, N.A.
515 South Flower Street
Los Angeles, California 90071

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about each Fund is available without charge through the fol-lowing:

Statements of Additional Information (SAIs)


The SAIs dated August 1, 2001 include detailed information about Excelsior Tax-Exempt Funds, Inc. The SAIs are on file with the SEC and are incorporated by reference into this prospectus. This means that the SAIs, for legal purposes, are a part of this prospectus.


Annual and Semi-Annual Reports

These reports contain additional information about the Funds' investments. The Annual Report also lists each Fund's holdings and discusses the market condi-tions and investment strategies that significantly affected the Funds' perfor-mance during their last fiscal year.


To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call (800) 446-1012 (from overseas, call (617) 483-7297)


By Mail: Excelsior Funds, P.O. Box 8529, Boston, MA 02266-8529 (or, if by over-night or certified mail, 66 Brooks Drive, Braintree, MA 02184)


By Internet: http://www.excelsiorfunds.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual re-ports, as well as other information about Excelsior Tax-Exempt Funds, Inc., from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-
8090). You may request documents by mail from the SEC, upon payment of a dupli-cating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Excelsior Tax-Exempt Funds, Inc.'s Investment Company Act registration number is 811-4101.

                             EXCELSIOR FUNDS, INC.

                     Short-Term Government Securities Fund
                     Intermediate-Term Managed Income Fund
                              Managed Income Fund


                       EXCELSIOR TAX-EXEMPT FUNDS, INC.

                     Short-Term Tax-Exempt Securities Fund
                       Intermediate-Term Tax-Exempt Fund
                           Long-Term Tax-Exempt Fund


                      STATEMENT OF ADDITIONAL INFORMATION



                                August 1, 2001



  This Statement of Additional Information (the "SAI") is not a prospectus but should be read in conjunction with the current prospectuses for the Short-Term Government Securities, Intermediate-Term Managed Income and Managed Income Funds of Excelsior Funds, Inc. and the Short-Term Tax-Exempt Securities, Intermediate-Term Tax-Exempt and Long-Term Tax-Exempt Funds of Excelsior Tax-Exempt Funds, Inc. (individually, a "Fund" and collectively, the "Funds") dated August 1, 2001 (the "Prospectuses"). Copies of the Prospectuses may be obtained by writing Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc. c/o SEI Investments Mutual Funds Services ("SEI"), One Freedom Valley Drive, Oaks, Pennsylvania 19456 or by calling (800) 446-1012. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.



  The audited financial statements and related reports of Ernst & Young LLP, independent auditors, contained in the annual reports to the Funds' shareholders for the fiscal year ended March 31, 2001 are incorporated herein by reference in the section entitled "Financial Statements." No other parts of the annual reports are incorporated herein by reference. Copies of the annual reports may be obtained upon request and without charge by calling (800) 446-1012.

                               Table of Contents


                                                          PAGE


CLASSIFICATION AND HISTORY..............................     1
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS.............     1
     Additional Investment Policies.....................     1
     Additional Information on Portfolio Instruments....     3

INVESTMENT LIMITATIONS..................................    16
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........    21
     Distributor........................................    21
     Purchase of Shares.................................    22
     Redemption Procedures..............................    23
     Other Redemption Information.......................    23
INVESTOR PROGRAMS.......................................    24
     Systematic Withdrawal Plan.........................    24

EXCHANGE PRIVILEGE......................................    24
     Retirement Plans...................................    25
     Automatic Investment Program.......................    26
     Additional Information.............................    26
DESCRIPTION OF CAPITAL STOCK............................    26
MANAGEMENT OF THE FUNDS.................................    28
     Directors and Officers.............................    28
     Investment Advisory and Administration Agreements..    32
     Shareholder Organizations..........................    36
     Expenses...........................................    37
     Custodian and Transfer Agent.......................    38
PORTFOLIO TRANSACTIONS..................................    39
PORTFOLIO VALUATION.....................................    40
INDEPENDENT AUDITORS....................................    41
COUNSEL.................................................    42
ADDITIONAL INFORMATION CONCERNING TAXES.................    42
     Generally..........................................    42
PERFORMANCE AND YIELD INFORMATION.......................    43
     Yields and Performance.............................    43
CODE OF ETHICS..........................................    48
MISCELLANEOUS...........................................    48
FINANCIAL STATEMENTS....................................    49
APPENDIX A..............................................   A-1

                          CLASSIFICATION AND HISTORY
                          --------------------------

     Excelsior Funds, Inc. ("Excelsior Fund") and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and collectively with Excelsior Fund, the "Companies") are open-end, management investment companies. The Short-Term Government Securities, Intermediate-Term Managed Income and Managed Income Funds (collectively, the "Fixed-Income Funds") are separate series of Excelsior Fund. The Short-Term Tax-Exempt Securities, Intermediate-Term Tax-Exempt and Long-Term Tax-Exempt Funds (collectively, the "Tax-Exempt Funds") are separate series of Excelsior Tax-Exempt Fund. Each Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund offers one class of shares. Excelsior Fund and Excelsior Tax-Exempt Fund were organized as Maryland corporations on August 2, 1984 and August 8, 1984, respectively. Prior to December 28, 1995, Excelsior Fund and Excelsior Tax-Exempt Fund were known as "UST Master Funds, Inc." and "UST Master Tax-Exempt Funds, Inc.," respectively.

                  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
                  -------------------------------------------

     The following information supplements the description of the investment objectives, strategies and risks of the Funds as set forth in the Prospectuses. The investment objective of each of the Funds may not be changed without the vote of the holders of a majority of its outstanding shares (as defined below). Except as expressly noted below, each Fund's investment policies may be changed without shareholder approval.

     For ease of reference, the various Funds are referred to as follows: Short-Term Tax-Exempt Securities Fund as "ST Tax-Exempt Fund;" Intermediate-Term Tax-Exempt Fund as "IT Tax-Exempt Fund;" Long-Term Tax-Exempt Fund as "LT Tax-Exempt Fund;" Short-Term Government Securities Fund as "ST Government Fund;" and Intermediate-Term Managed Income Fund as "IT Managed Income Fund."

Additional Investment Policies
------------------------------

Short-Term Government Securities Fund
-------------------------------------

     Under normal circumstances, at least 80% of the ST Government Fund's total assets will be invested in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations. As a result, the interest income on such investments generally should be exempt from state and local personal income taxes in most states. In all states this tax exemption is passed through to the Fund's shareholders.


Intermediate-Term Managed Income and Managed Income Funds
---------------------------------------------------------

     The IT Managed Income and Managed Income Funds may invest in the following types of securities: corporate debt obligations such as bonds, debentures, obligations convertible into common stocks and money market instruments; preferred stocks; and obligations issued or guaranteed by the U.S. government and its agencies or instrumentalities. The Funds are also permitted to enter into repurchase agreements. The Funds may, from time to time, invest in debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal income tax ("Municipal Obligations"). The purchase of Municipal Obligations may be advantageous when, as a result of prevailing economic, regulatory or other circumstances, the performance of such securities, on a pre-tax basis, is comparable to that of corporate or U.S. government debt obligations.

     Under normal market conditions, at least 65% of the IT Managed Income and Managed Income Funds' total assets will be invested in investment-grade debt obligations rated within the three highest ratings of Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's") (or in unrated obligations considered to be of comparable credit quality by the Adviser) and in U.S. government obligations and money market instruments of the types listed below under "Additional Information on Portfolio Instruments - Money Market Instruments." When, in the opinion of the Adviser, a defensive investment posture is warranted, the Funds may invest temporarily and without limitation in high quality, short-term money market instruments.

     Unrated securities will be considered of investment grade if deemed by the Adviser to be comparable in quality to instruments so rated, or if other outstanding obligations of the issuers of such securities are rated "Baa/BBB" or better. It should be noted that obligations rated in the lowest of the top four ratings ("Baa" by Moody's or "BBB" by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated bonds.

     The IT Managed Income and Managed Income Funds may invest up to 25% of their respective total assets in: preferred stocks; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; or dollar-denominated debt obligations of U.S. companies issued outside the United States. These Funds may also enter into foreign currency exchange transactions for hedging purposes. These Funds may invest up to 10% and 25% of their respective total assets in obligations rated below the four highest ratings of S&P or Moody's ("junk bonds") with no minimum rating required. The Funds will not invest in common stocks, and any common stocks received through conversion of convertible debt obligations will be sold in an orderly manner as soon as possible.


Short-Term Tax-Exempt Securities, Intermediate-Term Tax-Exempt and Long-Term
----------------------------------------------------------------------------
Tax-Exempt Funds
----------------

     The Tax-Exempt Funds will invest substantially all of their assets in Municipal Obligations which are determined by the Adviser to present minimal credit risks. As a matter of fundamental policy, under normal circumstances, each Fund will maintain at least 80% of its net assets in Municipal Obligations. (This policy may not be changed with respect to a Fund without the vote of the holders of a majority of its outstanding shares.) However, from time to time on a temporary defensive basis due to market conditions, each Fund may hold uninvested cash reserves or invest in taxable obligations in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions may warrant. Uninvested cash reserves will not earn income. Should a Fund invest in taxable obligations, it would purchase:
(i) obligations of the U.S. Treasury; (ii) obligations of agencies and instrumentalities of the U.S. government; (iii) money market instruments such as certificates of deposit, commercial paper, and bankers' acceptances; (iv) repurchase agreements collateralized by U.S. government obligations or other money market instruments; (v) municipal bond index and interest rate futures contracts; or (vi) securities issued by other investment companies that invest in high quality, short-term securities.


     In seeking to achieve its investment objective, each Tax-Exempt Fund may invest in "private activity bonds" (see "Additional Information on Portfolio Instruments -- Municipal Obligations" below), the interest on which is treated as a specific tax preference item under the federal alternative minimum tax. Investments in such securities, however, will not exceed under normal market conditions 20% of a Fund's total assets when added together with any taxable investments held by that Fund.

     The Municipal Obligations purchased by the Funds will consist of: (1) bonds rated "BBB" or higher by S&P or by Fitch IBCA ("Fitch"), or "Baa" or higher by Moody's, or, in certain instances, bonds with lower ratings if they are determined by the Adviser to be comparable to BBB/Baa-rated issues; (2) notes rated "MIG-3" or higher ("VMIG-3" or higher in the case of variable rate notes) by Moody's, or "SP-3" or higher by S&P, or "F3" or higher by Fitch; and (3) commercial paper rated "Prime-3" or higher by Moody's, or "A-3" or higher by S&P, or "F3" or higher by Fitch. Securities rated "BBB" by S&P and Fitch or "Baa" by Moody's are generally considered to be investment grade, although they have speculative characteristics and are more sensitive to economic change than higher rated securities. If not rated, securities purchased by the Funds will be of comparable quality to the above ratings as determined by the Adviser under the supervision of the Board of Directors. A discussion of Moody's, Fitch's and S&P's rating categories is contained in Appendix A.

     Although the Funds do not presently intend to do so on a regular basis, they may invest more than 25% of their assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by the Adviser. To the extent that a Fund's assets are concentrated in Municipal Obligations payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

Additional Information on Portfolio Instruments
-----------------------------------------------

          Borrowing and Reverse Repurchase Agreements
          -------------------------------------------

          Each Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The Securities and Exchange Commission (the "SEC") views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

          Forward Currency Transactions
          -----------------------------

          The Managed Income and IT Managed Income Funds will conduct their currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange markets, or by entering into forward currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. In this respect, forward currency contracts are similar to foreign currency futures contracts; however, unlike futures contracts which are traded on recognized commodities exchange, forward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Also, forward currency contracts usually involve delivery of the currency involved instead of cash payment as in the case of futures contracts.

          A Fund's participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Funds will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of a Fund's assets, but will be employed as necessary to correspond to particular transactions or positions. A Fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When the Funds engage in forward currency transactions, certain asset segregation requirements must be satisfied to ensure that the use of foreign currency transactions is unleveraged. When a Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" a forward currency position generally by entering into an offsetting position.

          The transaction costs to the Funds of engaging in forward currency transactions vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Adviser may be incorrect in its expectations as to currency fluctuations, and a Fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, a Fund may not be able to contract to sell or purchase that currency at an advantageous price.

          At or before the maturity of a forward sale contract, a Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

          Futures Contracts
          -----------------

          The Funds may invest in interest rate futures contracts and municipal bond index futures contracts as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made. Any income from investments in futures contracts will be taxable income of the Funds.

          The Fund may enter into contracts for the future delivery of fixed-income securities commonly known as interest rate futures contracts. Interest rate futures contracts are similar to municipal bond index futures contracts except that, instead of a municipal bond index, the "underlying commodity" is represented by various types of fixed-income securities.

          The Funds will not engage in transactions in futures contracts for speculation, but only as a hedge against changes in market values of securities which they hold or intend to purchase where the transactions are intended to reduce risks inherent in the management of the Funds. Each Fund may engage in futures contracts only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the SEC. Each Fund currently intends to limit its hedging transactions in futures contracts so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract is traded does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts.

          When investing in futures contracts, the Funds must satisfy certain asset segregation requirements to ensure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" a futures position generally by entering into an offsetting position. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

          Transactions by a Fund in futures contracts may subject the Fund to a number of risks. Successful use of futures by a Fund is subject to the ability of the Adviser to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. There may be an imperfect correlation, or no correlation at all, between movements in the price of the futures contracts and movements in the price of the instruments being hedged.
In addition, investments in futures may subject a Fund to losses due to unanticipated market movements which are potentially unlimited. Further, there is no assurance that a liquid market will exist for any particular futures contract at any particular time. Consequently, a Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

          As noted above, the risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          Government Obligations
          ----------------------

          The Funds may purchase government obligations which include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Obligations of such instrumentalities will be purchased only when the Adviser believes that the credit risk with respect to the instrumentality is minimal.

          Examples of the types of U.S. government obligations that may be held by the Funds include, in addition to U.S. Treasury Bills, the obligations of Federal Home Loan Banks, the Farm Credit System Financial Assistance Corporation, Federal Land Banks, the Federal Financing Bank, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Tennessee Valley Authority and Maritime Administration.

          Illiquid Securities
          -------------------

          No Fund will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. A security will be considered illiquid if it may not be disposed of within seven days at approximately the value at which the particular Fund has valued the security. Each Fund may purchase securities which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Adviser, acting under guidelines approved and monitored by the Boards, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers are no longer interested in purchasing these restricted securities.

          Insured Municipal Obligations
          -----------------------------

          The Tax-Exempt Funds may purchase Municipal Obligations which are insured as to timely payment of principal and interest at the time of purchase. The insurance policies will usually be obtained by the issuer of the bond at the time of its original issuance. Bonds of this type will be acquired only if at the time of purchase they satisfy quality requirements generally applicable to Municipal Obligations. Although insurance coverage for the Municipal Obligations held by the Tax-Exempt Funds reduces credit risk by insuring that the Funds will receive timely payment of principal and interest, it does not protect against market fluctuations caused by changes in interest rates and other factors. Each Tax-Exempt Fund may invest more than 25% of its net assets in Municipal Obligations covered by insurance policies.

          Investment Company Securities
          -----------------------------

          The Funds may also invest in securities issued by other investment companies which invest in high-quality, short-term securities and which determine their net asset value per share based on the amortized cost or penny-rounding method (i.e., money market funds). In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative. Such securities will be acquired by the Funds within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition against a Fund investing more than 10% of the value of its total assets in such securities.

          Each Fund may also invest in SPDRs. SPDRs are interests in a unit investment trust ("UIT") that may be contained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). There is a 5% limit based on total assets on investments by any one Fund in SPDRs. The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

          SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Fund must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Fund will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

          The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Funds could result in losses on SPDRs.

          Money Market Instruments
          ------------------------

          "Money market instruments" that may be purchased by the Tax-Exempt Funds and the IT Managed Income and Managed Income Funds in accordance with their investment objectives and policies include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

          Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Bank obligations acquired by the IT Managed Income and Managed Income Funds may also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Investments in bank obligations of foreign branches of domestic financial institutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of the Managed Income

Fund's total assets will be invested in obligations of any one foreign or domestic branch and no more than 20% of the Fund's total assets at the time of purchase will be invested in the aggregate in such obligations. Investments in time deposits are limited to no more than 5% of the value of a Fund's total assets at time of purchase.

          Investments by the Fixed-Income Funds in commercial paper will consist of issues that are rated "A-2" or better by S&P, "Prime-2" or better by Moody's, or "F2" or better by Fitch. Investments by the Tax-Exempt Funds in commercial paper will consist of issues that are rated "A-3" or better by S&P, "Prime-3" or better by Moody's, or "F3" or better by Fitch. In addition, each Fund may acquire unrated commercial paper that is determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the particular Fund.


          Municipal Obligations
          ---------------------

          Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term "Municipal Obligations" only if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

          The two principal classifications of Municipal Obligations which may be held by the Tax-Exempt Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as user fees of the facility being financed.

          The Tax-Exempt Funds' portfolios may also include "moral obligation" securities, which are usually issued by public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund - the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.


          The Tax-Exempt Funds may also purchase custodial receipts evidencing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Obligations. In general, such "stripped" Municipal Obligations are offered at a substantial discount in relation to the principal and/or interest payments which the holders of the receipt will receive. To the extent that such discount does not produce a yield to maturity for the investor that exceeds the original tax-exempt yield on the underlying Municipal Obligation, such yield will be exempt from federal income tax for such investor to the same extent as interest on the underlying Municipal Obligation. The Funds intend to purchase

"stripped" Municipal Obligations only when the yield thereon will be, as described above, exempt from federal income tax to the same extent as interest on the underlying Municipal Obligations. "Stripped" Municipal Obligations are considered illiquid securities subject to the limit described below under "Illiquid Securities." The Tax-Exempt Funds will limit their investments in interest-only and principal-only Municipal Obligations to 5% of their total assets.

          There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of nationally recognized statistical rating organizations ("NRSROs") such as Moody's and S&P described in Appendix A hereto represent their opinion as to the quality of Municipal Obligations. It should be emphasized that these ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate, and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Obligations may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by that Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the obligation.

          The payment of principal and interest on most securities purchased by the Tax-Exempt Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities, and each multistate agency of which a state is a member, is a separate "issuer" as that term is used in this Statement of Additional Information. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

          Private activity bonds are issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Consequently, the credit quality of these obligations is usually directly related to the credit standing of the corporate user of the facility involved.

          Among other instruments, the Tax-Exempt Funds may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, each Fund may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds, to the extent consistent with the maturity restrictions applicable to it.

          Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Tax-Exempt Funds nor the Adviser will review the proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.

          The IT Managed Income and Managed Income Funds may, when deemed appropriate by the Adviser in light of the Funds' investment objectives, also invest in Municipal Obligations. Although yields on Municipal Obligations can generally be expected under normal market conditions to be lower than yields on corporate and U.S. government obligations, from time to time municipal securities have outperformed, on a total return basis, comparable corporate and federal debt obligations as a result of prevailing economic, regulatory or other circumstances. Dividends paid by the IT Managed Income and Managed Income Funds that are derived from interest on municipal securities would be taxable to the Funds' shareholders for federal income tax purposes.



          Portfolio Turnover

          ------------------



          Each Fund may sell a portfolio investment immediately after its acquisition if the Adviser believes that such a disposition is consistent with a Fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold the investments. A high rate of portfolio turnover may involve correspondingly greater transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. Portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may result in the realization of substantial net capital gains. To the extent that net short-term gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. The portfolio turnover of the Intermediate-Term Managed Income Fund decreased from 229% in 1999 to 122% in 2000; the portfolio turnover of the Managed Income Fund decreased from 268% in 1999 to 112% in 2000; the portfolio turnover of the Short-Term Tax-Exempt Securities Fund increased from 47% in 1999 to 130% in 2000. The decreases in the Intermediate-Term Managed Income and Managed Income Funds occurred because of fewer investment opportunities in 2000. The increase in the Short-Term Tax-Exempt Securities Fund occurred because the portfolio was restructured to eliminate certain longer term instruments in favor of shorter maturity instruments.


          Repurchase Agreements
          ---------------------

          Each Fund may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Each Fund will enter into repurchase agreements only with financial institutions such as banks or broker/dealers which are deemed to be creditworthy by the Adviser. The Funds will not enter into repurchase agreements with the Adviser or its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be considered illiquid securities subject to the 10% limit described below under "Illiquid Securities."

          The seller under a repurchase agreement will be required to maintain the value of the obligations subject to the agreement at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Income on the repurchase agreements will be taxable.

          The repurchase price under a repurchase agreement generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered loans by a Fund under the 1940 Act.


          Securities Lending
          ------------------

          To increase return on their portfolio securities, the Fixed Income Funds may lend their portfolio securities to broker/dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards of a Fund, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

          When the Fixed Income Funds lend their portfolio securities, they continue to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities lent pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the pertinent Fund if a material event affecting the investment is to occur.



          Stand-By Commitments

          --------------------



          The Managed Income and IT Managed Income Funds and the Tax-Exempt Funds may acquire "stand-by commitments" with respect to Municipal Obligations held by them. Under a "stand-by commitment," a dealer or bank agrees to purchase from a Fund, at the Fund's option, specified Municipal Obligations at a specified price. The amount payable to a Fund upon its exercise of a "stand-by commitment" is normally (i) the Fund's acquisition cost of the Municipal Obligations (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus
(ii) all interest accrued on the securities since the last interest payment date during that period. "Stand-by commitments" are exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations, and may be sold, transferred or assigned by the Fund only with the underlying instruments.




          The Managed Income and IT Managed Income Funds and the Tax-Exempt Funds expect that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a "stand-by commitment" either separately in cash or by paying a higher price for securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where a Fund has paid any consideration directly or indirectly for a "stand-by commitment," its cost will be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.




          The Managed Income and IT Managed Income Funds and the Tax-Exempt Funds intend to enter into "stand-by commitments" only with banks and broker/dealers which, in the Adviser's opinion, present minimal credit risks. In evaluating the creditworthiness of the issuer of a "stand-by commitment," the Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information. The Funds will acquire "stand-by commitments" solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. "Stand-by commitments" acquired by a Fund will be valued at zero in determining the Fund's net asset value.

          Variable and Floating Rate Instruments
          --------------------------------------

          Securities purchased by the Tax-Exempt Funds may include variable and floating rate instruments. The interest rates on such instruments are not fixed and vary with changes in the particular interest rate benchmarks or indexes. Unrated variable and floating rate instruments will be purchased by the Funds based upon the Adviser's determination that their quality at the time of purchase is comparable to at least the minimum ratings set forth on page 3 hereof. In some cases a Fund may require that the issuer's obligation to pay the principal be backed by an unconditional and irrevocable bank letter or line of credit, guarantee or commitment to lend. Although there may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund, the Fund may (at any time or during specified intervals within a prescribed period, depending upon the instrument involved) demand payment in full of the principal and may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate instrument in the event the issuer defaulted on its payment obligation or during periods when the Fund is not entitled to exercise its demand rights. In such cases, the Fund could suffer a loss with respect to the instrument.


          When-Issued and Forward Transactions
          ------------------------------------

          Each Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When a Fund agrees to purchase securities on a "when-issued" or "forward commitment" basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceeded 25% of the value of its assets.

          It is expected that forward commitments and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets absent unusual market conditions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases and "forward commitments" for speculative purposes, but only in furtherance of their investment objectives.

          A Fund will purchase securities on a "when-issued" or "forward commitment" basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or "forward commitment" transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a "forward commitment" to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.


                             INVESTMENT LIMITATIONS
                             ----------------------



          As described below, certain investment limitations enumerated below are matters of fundamental policy. Fundamental investment limitations may be changed with respect to a Fund only by a vote of the holders of a majority of such Fund's outstanding shares. Certain of the investment limitations described below, however, are matters of operating policy. Investment limitations which are "operating policies" with respect to the Funds may be changed by the Companies' Boards of Directors without shareholder approval. As used herein, a "vote of the holders of a majority of the outstanding shares" of a Company or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of such Company or such Fund, or (b) 67% or more of the shares of such Company or such Fund present at a meeting if more than 50% of the outstanding shares of such Company or such Fund are represented at the meeting in person or by proxy.


     The following investment limitations are fundamental with respect to each Fund. No Fund may:

          1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except to the extent that the purchase of Municipal Obligations or other securities directly from the issuer thereof in accordance with the Tax-Exempt Funds' investment objectives, policies, and limitations may be deemed to be underwriting; and except insofar as the Managed Income Fund might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

          2. Purchase or sell real estate, except that each Tax-Exempt Fund may invest in Municipal Obligations secured by real estate or interests therein, and the Managed Income and IT Managed Income Funds may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

          3. Issue any senior securities, except insofar as any borrowing by each Fund in accordance with its investment limitations might be considered to be the issuance of a senior security; provided that each Fund may enter into futures contracts and futures options;

          4. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing, provided that each Fund may enter into futures contracts and futures options. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) A Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

          5. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) with respect to the IT Tax-Exempt and LT Tax-Exempt Funds, there is no limitation with respect to domestic bank obligations or securities issued or guaranteed by the United States, any state or territory, any possession of the U.S. government, the District of Columbia, or any of their authorities, agencies, instrumentalities, or political subdivisions, (b) with respect to the Managed Income Fund, there is no limitation with respect to securities issued or guaranteed by the U.S. government or domestic bank obligations, (c) with respect to the ST Tax-Exempt Fund, there is no limitation with respect to securities issued or guaranteed by the United States, any state or territory, any possession of the U.S. government, the District of Columbia, or any of their authorities, agencies, instrumentalities, or political subdivisions, (d) with respect to the ST Government and IT Managed Income Funds, there is no limitation with respect to securities issued or guaranteed by the U.S. government and (e) with respect to the Fixed Income Funds, neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy; and


          6. Purchase securities of any one issuer, other than U.S. government obligations, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation.

          The following investment limitation is fundamental with respect to the Fixed-Income Funds. Each Fixed-Income Fund may not:

          7. Make loans, except that (i) each Fund may purchase or hold debt securities in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and (ii) each Fund may lend portfolio securities in an amount not exceeding 30% of its total assets.

          The following investment limitation is fundamental with respect to the IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds, but is an operating policy with respect to the ST Tax-Exempt, ST Government and IT Managed Income Funds. The Funds may not:

          8. Purchase securities on margin, make short sales of securities, or maintain a short position; provided that each Fund may enter into futures contracts and futures options.

     The following investment limitations are fundamental with respect to each Tax-Exempt Fund. A Tax-Exempt Fund may not:

          9. Make loans, except that each Tax-Exempt Fund may purchase or hold debt obligations in accordance with its investment objective, policies, and limitations; and

          10. Under normal circumstances, (i) invest less than 80% of their respective assets in investments the income from which is exempt, as applicable, from federal income tax or from both federal and state income tax; or (ii) invest their respective assets so that less than 80% of the income that they distribute will be exempt, as applicable, from federal income tax or from both federal and state income tax.


     The following investment limitation is fundamental with respect to the IT Tax-Exempt and LT Tax-Exempt Funds, but is an operating policy with respect to the ST Tax-Exempt Fund. A Tax-Exempt Fund may not:



          11. Purchase securities of other investment companies (except as part of a merger, consolidation or reorganization or purchase of assets approved by the Fund's shareholders), provided that a Fund may purchase shares of any registered, open-end investment company, if immediately after any such purchase, the Fund does not (a) own more than 3% of the outstanding voting stock of any one investment company, (b) invest more than 5% of the value of its total assets in the securities of any one investment company, or (c) invest more than 10% of the value of its total assets in the aggregate in securities of investment companies.


     The following investment limitations are fundamental with respect to the Managed Income Fund, but are operating policies with respect to the IT Managed Income and ST Government Funds. A Fixed-Income Fund may not:



          12. Invest in companies for the purpose of exercising management or control;




          13. Purchase foreign securities; provided that subject to the limit described below, the IT Managed Income and Managed Income Funds may purchase (a) dollar-denominated debt obligations issued by foreign issuers, including foreign corporations and governments, by U.S. corporations outside the United States in an amount not to exceed 25% of its total assets at time of purchase; and (b) certificates of deposit, bankers' acceptances, or other similar obligations issued by domestic branches of foreign banks, or foreign branches of U.S. banks, in an amount not to exceed 20% of its total net assets; and



          14. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.


     The following investment limitations are fundamental with respect to the IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds. The IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds may not:



          15. Write or sell puts, calls, straddles, spreads, or combinations thereof; provided that each Fund may enter into futures contracts and futures options; and




          16. Purchase or sell commodity futures contracts, or invest in oil, gas, or mineral exploration or development programs; provided that the Funds may enter into futures contracts and futures options.


     The following investment limitation is fundamental with respect to the ST Tax-Exempt, ST Government and IT Managed Income Funds. The ST Tax-Exempt, ST Government and IT Managed Income Funds may not:



          17. Purchase or sell commodities or commodity futures contracts, or invest in oil, gas, or mineral exploration or development programs; provided that the Funds may enter into futures contracts and futures options.


     The following investment limitations are fundamental with respect to the IT Tax-Exempt and LT Tax-Exempt Funds. Each of the IT Tax-Exempt and LT Tax-Exempt Funds may not:



          18. Knowingly invest more than 10% of the value of its total assets in securities which may be illiquid in light of legal or contractual restrictions on resale or the absence of readily available market quotations; and




          19. Invest in industrial revenue bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation.


     The following investment limitations are fundamental with respect to the Managed Income Fund. The Managed Income Fund may not:

          20. Knowingly invest more than 10% of the value of its total assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities, and other securities for which market quotations are not readily available;




          21. Invest more than 5% of its total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years; and




          22. Invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks if immediately after such purchase (i) more than 5% of the value of its total assets would be invested in obligations of any one foreign branch of the financial institution or domestic branch of a foreign bank, or (ii) more than 20% of its total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks.

     The following investment limitation is an operating policy with respect to the ST Government Fund. The Fund may not:

          23. Under normal circumstances, invest less than 80% of its assets in the type of investment suggested by its name. In the event the Board of Directors vote to change this policy, shareholders will be provided with notice of such change at least 60 days prior to the effective date of such change to the Fund's 80% investment limitation.


                                    *  *  *

     In addition to the investment limitations described above, as a matter of fundamental policy for each Fund, which may not be changed without the vote of the holders of a majority of the Fund's outstanding shares, a Fund may not invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

     The IT Tax-Exempt and LT Tax-Exempt Funds will not invest more than 20% of the value of their respective total assets in domestic bank obligations.

     For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts. The Funds do not currently intend to invest in real estate investment trusts.

     In Investment Limitation No. 6 above: (a) a security is considered to be issued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed by the United States government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. government obligations.

     For purposes of Investment Limitation No. 10, the limitation shall be measured at the time of the investment; provided that if, subsequent to the investment, the requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this requirement.


     Notwithstanding Investment Limitations Nos. 18 and 20, the Companies intend to limit the IT Tax-Exempt, LT Tax-Exempt and Managed Income Fund's investments in illiquid securities to 10% of such Fund's net (rather than total) assets.

     In addition to the above investment limitations, Excelsior Fund currently intends to limit the IT Managed Income and Managed Income Funds' investments in warrants so that, valued at the lower of cost or market value, they do not exceed 5% of a Fund's net assets. For the purpose of this limitation, warrants acquired by the IT Managed Income or Managed Income Fund in units or attached to securities will be deemed to be without value.

     The IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds may not purchase or sell commodities.

     The Funds' transactions in futures contracts and futures options (including the margin posted by the Funds in connection with such transactions) are excluded from the Funds' prohibitions: against the purchase of securities on margin, short sales of securities and the maintenance of a short position; the issuance of senior securities; writing or selling puts, calls, straddles, spreads, or combinations thereof; and the mortgage, pledge or hypothecation of the Funds' assets.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's securities will not constitute a violation of such limitation. However, with respect to Investment Limitation Nos. 10 and 23, the limitation shall be measured at the time of the investment; provided that, if subsequent to the investment the requirement is not met, a Fund's future investments will be made in a manner that will bring the Fund into compliance with this requirement.



                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

Distributor
-----------

     Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a registered broker-dealer and the Companies' sponsor and distributor. The Distributor is a wholly-owned subsidiary of Federated Investors, Inc. and is located at 5800 Corporate Drive, Pittsburgh, PA 15237-5829. The Distributor has agreed to use appropriate efforts to solicit all purchase orders.

     At various times the Distributor may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily intended to result in sales of shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

     In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational support. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and engineering computer software programs that emphasize the attributes of the Funds. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

Purchase of Shares
------------------

     Shares of the Funds are offered for sale at their net asset value per share next computed after a purchase request is received in good order by the Companies' sub-transfer agent or by an authorized broker or designated intermediary. The Distributor has established several procedures for purchasing shares in order to accommodate different types of investors.

     Shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in shares selected by the Customer. Investors purchasing shares may include officers, directors, or employees of the particular Shareholder Organization.

     Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Investors, "Investors"). Shares may also be purchased by Customers of the Adviser, its affiliates and correspondent banks, and other Shareholder Organizations that have entered into agreements with the Companies. A Shareholder Organization may elect to hold of record shares for its Customers and to record beneficial ownership of shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase requests for its Customers and to transmit, on a timely basis, payment for such requests to Boston Financial Data Services, Inc. ("BFDS"), in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases (and redemptions) will be sent by BFDS to the particular Shareholder Organization. As an alternative, a Shareholder Organization may elect to establish its Customers' accounts of record with BFDS. In this event, even if the Shareholder Organization continues to place its Customers' purchase (and redemption) requests with the Funds, BFDS will send confirmations of such transactions and periodic account statements directly to the shareholders of record. Shares in the Funds bear the expense of fees payable to Shareholder Organizations for such services. See "Shareholder
Organizations."


Redemption Procedures
---------------------

     Customers of Shareholder Organizations holding shares of record may redeem all or part of their investments in a Fund in accordance with procedures governing their accounts at the Shareholder Organizations. It is the responsibility of the Shareholder Organizations to transmit redemption requests to BFDS and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption requests for Institutional Investors must be transmitted to BFDS by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemption payments to Shareholder Organizations or Institutional Investors is imposed by the Companies, although Shareholder Organizations may charge a Customer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Organizations. An Investor redeeming shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such Investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their shares in accordance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with BFDS).


     As discussed in the Prospectus, a redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by BFDS in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Medallion Program ("STAMP") in order to be approved by BFDS pursuant to the Signature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from BFDS at (800) 446-1012 or P.O. Box 8529, Boston, MA 02266-8529.


     BFDS may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until BFDS receives all required documents in good order. Payment for shares redeemed will ordinarily be made by mail within five Business Days after receipt by BFDS of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to BFDS at (800) 446-1012 (from overseas, call (617) 483-7297).

     Direct Investors who have so indicated on the Application, or have subsequently arranged in writing to do so, may redeem shares by instructing BFDS by wire or telephone to wire the redemption proceeds directly to the Direct Investor's account at any commercial bank in the United States. Institutional Investors may also redeem shares by instructing BFDS by telephone at (800) 446-1012 or by terminal access.

     During periods of substantial economic or market change, telephone redemptions may be difficult to complete. If an Investor is unable to contact BFDS by telephone, the Investor may also deliver the redemption request to BFDS in writing at the address noted above.


Other Redemption Information
----------------------------

     The Companies may suspend the right of redemption or postpone the date of payment for shares for more than 7 days during any period when (a) trading on the New York Stock Exchange ("NYSE") is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.


  In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

  Each Company reserves the right to honor any request for redemption or repurchase of a Fund's shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Fund's net asset value (a "redemption in kind"). If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Each Company has filed a notice of election with the SEC under Rule 18f-1 of the 1940 Act. Therefore, a Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

  Under certain circumstances, the Companies may, at their discretion, accept securities as payment for shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide
                                                         ---------
reorganization or statutory merger, or other transactions involving securities that meet the investment objective and policies of any Fund acquiring such securities.

                               INVESTOR PROGRAMS
                               -----------------

Systematic Withdrawal Plan
--------------------------

     An Investor who owns shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The Investor may request:

          (1)  A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4) A declining-balance withdrawal.

     Prior to participating in a Systematic Withdrawal Plan, the Investor must deposit any outstanding certificates for shares with BFDS. Under this Plan, dividends and distributions are automatically reinvested in additional shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the shares and the appreciation of the Investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An Investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the same Fund. Customers of Shareholder Organizations may obtain information on the availability of, and procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.


Exchange Privilege
------------------

  Investors and Customers of Shareholder Organizations may exchange shares having a value of at least $500 for shares of any other portfolio of the Companies or for Shares of Excelsior Funds Trust. An exchange involves a redemption of all or a portion of the shares in a Fund and the investment of the redemption proceeds in shares of another portfolio of the Companies or Excelsior Funds Trust. The redemption will be made at the per share net asset value of the shares being redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order.

     Shares may be exchanged by telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Funds Trust. However, certain exchanges may be subject to a 2.00% redemption fee. See Excelsior Fund's International Funds Prospectus and Excelsior Funds Trust's Prospectus. In order to prevent abuse of the exchange privilege to the disadvantage of other shareholders, the Companies and Excelsior Funds Trust reserve the right to limit the number of exchange requests of Investors to no more than six per year. The Companies may also refuse an exchange request if they determine that such exchange would not be in the best interests of a Fund or its shareholders. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.


     For federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the shares to be given up in exchange is more or less than the basis in such shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of shares in his or her tax basis for such shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such shares. However, if the shareholder effects an exchange of shares for shares of another portfolio of the Companies within 90 days of the purchase and is able to reduce the sales load otherwise applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares but may be included (subject to the limitation) in the tax basis of the new shares.

Retirement Plans
----------------

     Shares are available for purchase by Investors in connection with the following tax-deferred prototype retirement plans offered by United States Trust Company of New York ("U.S. Trust New York"):

     . IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

     . Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

     .    Keogh Plans for self-employed individuals.

     Investors investing in the Funds pursuant to Profit Sharing and Money-Purchase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other matters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 483-7297). Customers of Shareholder Organizations may purchase shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.


Automatic Investment Program
----------------------------

     The Automatic Investment Program is one means by which an Investor may use "dollar cost averaging" in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals. This may help Investors to reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher prices. In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using dollar cost averaging are purchased without regard to their price on the day of investment or to market trends. In addition, while Investors may find dollar cost averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his shares at a price which is lower than their purchase price. The Companies may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated. An Investor may also implement the dollar cost averaging method on his own initiative or through other entities.

Additional Information
----------------------

  Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the above programs directly from their Shareholder Organizations.

                         DESCRIPTION OF CAPITAL STOCK
                         ----------------------------

     Excelsior Fund's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of common stock, $.001 par value per share; and Excelsior Tax-Exempt Fund's Charter authorizes its Board of Directors to issue up to twenty-four billion full and fractional shares of common stock, $.001 par value per share. Both Charters authorize the respective Boards of Directors to classify or reclassify any unissued shares of the respective Companies into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.


     Each share in a Fund represents an equal proportionate interest in the particular Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of the particular Company's Board of Directors.

     Shares have no preemptive rights and only such conversion or exchange rights as the Boards of Directors may grant in their discretion. When issued for payment as described in the Prospectuses, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, shareholders of that Fund are entitled to receive the assets available for distribution belonging to that Fund and a proportionate distribution, based upon the relative asset values of the portfolios of the Company involved, of any general assets of that Company not belonging to any particular portfolio of that Company which are available for distribution. In the event of a liquidation or dissolution of either Company, shareholders of such Company will be entitled to the same distribution process.

     Shareholders of the Companies are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of a Company's outstanding shares may elect all of that Company's directors, regardless of the votes of other shareholders.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as each Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants and the election of directors may be effectively acted upon by shareholders of each Company voting without regard to class.

     The Companies' Charters authorize the Boards of Directors, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding shares to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of the Company involved, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding shares of any portfolio to be redeemed at their net asset value or converted into shares of another class of the Company's capital stock at net asset value. The exercise of such authority by the Boards of Directors will be subject to the provisions of the 1940 Act, and the Boards of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the particular Fund's shareholders at least 30 days prior thereto.

     Notwithstanding any provision of Maryland law requiring a greater vote of the Companies' Common Stock (or of the shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by the Companies' Charters, the Companies may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the particular Company voting without regard to class.

     Certificates for shares will not be issued unless expressly requested in writing to BFDS and will not be issued in fractional shares.



                            MANAGEMENT OF THE FUNDS
                            -----------------------

Directors and Officers
----------------------


      The business and affairs of the Funds are managed under the direction of the Companies' Boards of Directors. The directors and executive officers of the Companies, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows.




Principal Occupation
                                          Position with
During Past 5 Years and
Name and Address                          the Company
Other Affiliations
----------------                          -------------
------------------
Frederick S. Wonham/1/                    Chairman of the
Retired; Chairman of the Boards (since 1997)
Excelsior Funds, Inc.                     Board, President                  and
President, Treasurer and Director (since
One Freedom Valley Drive                  and Treasurer
1995) of Excelsior Fund and Excelsior
Oaks, PA 19456
Tax-Exempt Fund; Chairman of the Boards (since
Age: 69
1997), President, Treasurer and Trustee (since

1995) of Excelsior Funds Trust; Vice Chairman
                                                                            of
U.S. Trust Corporation and U.S. Trust New
                                                                            York
(from February 1990 until September 1995);
                                                                            and
Chairman, U.S. Trust Company (from March
                                                                            1993
to May 1997).

Rodman L. Drake                           Director
Director of Excelsior Fund and Excelsior
Continuation Investments Group, Inc.
Tax-Exempt Fund (since 1996); Trustee of
1251 Avenue of the Americas
Excelsior Funds Trust (since 1994); Director,
9/th/ Floor
Parsons Brinkerhoff, Inc. (engineering firm)
New York, NY  10020
(since 1995); President, Continuation
Age: 57
Investments Group, Inc. (since 1997);

President, Mandrake Group (investment and

consulting firm) (1994-1997); Chairman,

MetroCashcard International Inc. (since 1999);

Director, Hotelivision, Inc. (since 1999);

Director, Alliance Group Services, Inc. (since

1998); Director, Clean Fuels Technology Corp.

(since 1998); Director, Absolute Quality

Inc.(since 2000); Director, Hyperion Total

Return Fund, Inc. and three other funds for

which Hyperion Capital Management, Inc. serves
                                                                            as
investment adviser (since 1991);

Co-Chairman, KMR Power Corporation (power

plants) (from 1993 to 1996); Director, The

Latin America Smaller Companies Fund, Inc.

(from 1993 to 1998); Member of Advisory Board,

Argentina Private Equity Fund L.P. (from 1992
                                                                            to
1996) and Garantia L.P. (Brazil) (from 1993
                                                                            to
1996); and Director, Mueller Industries,
                                                                            Inc.
(from 1992 to 1994).


_______________________

/1/ This director is considered to be an "interested person" of the Company as defined in the 1940 Act due to his ownership of common stock of The Charles Schwab Corporation.


Principal Occupation
                                          Position with
During Past 5 Years and
Name and Address                          the Company
Other Affiliations
----------------                          -------------
------------------
Mel Hall                                  Director
Director of Excelsior Fund and Excelsior
Comprehensive Health Services, Inc.
Tax-Exempt Fund (since July 30, 2000); Trustee
8229 Boone Blvd., Suite 700                                                 of
Excelsior Funds Trust (since July 30, 2000);
Vienna, VA  22182
Chief Executive Officer, Comprehensive Health
Age: 55
Services, Inc. (health care management and

administration).


Jonathan Piel                             Director
Director of Excelsior Fund and Excelsior
Excelsior Funds, Inc.
Tax-Exempt Fund (since 1996); Trustee of
One Freedom Valley Drive
Excelsior Funds Trust (since 1994); Vice
Oaks, PA 19456
President and Editor, Scientific American, Inc.
Age: 62
(from 1986 to 1994); Director, Group for The

South Fork, Bridgehampton, New York (since

1993); and Member, Advisory Committee, Knight

Journalism Fellowships, Massachusetts Institute
                                                                            of
Technology (since 1984); Candidate for the

degree of Master of Professional Studies,

Interactive Telecommunication Program, Tisch

School of the Arts, New York University;

expected date of Graduation, May 2002.


Brian Schmidt                             Vice President and Chief
Senior Vice President, U.S. Trust Company
U.S. Trust Company                        Financial Officer
(since 1998); Vice President, U.S. Trust
225 High Ridge Road
Company (from 1996-1998); Vice President and
Stamford, CT 06905
Chief Financial Officer, Excelsior Fund,
Age: 41
Excelsior Tax-Exempt Fund and Excelsior Funds

Trust (since February 2001); Chief Financial

Officer, Excelsior Venture Investors III, LLC
                                                                            and
Excelsior Venture Partners III, LLC (since

2001); Chief Financial Officer, Excelsior

Private Equity Fund II, Inc. (since 1997) and
                                                                            UST
Private Equity Fund, Inc. (since 1995).


Frank Bruno                               Vice President and Assistant      Vice
President, U.S. Trust Company (since
U.S. Trust Company                        Treasurer
1994); Vice President and Assistant Treasurer,
225 High Ridge Road
Excelsior Fund, Excelsior Tax-Exempt Fund and
Stamford, CT  06905
Excelsior Funds Trust (since February 2001).
Age: 41


Principal Occupation
                                          Position with
During Past 5 Years and
Name and Address                          the Company
Other Affiliations
----------------                          -------------
------------------
W. Bruce McConnel, III                    Secretary
Partner of the law firm of Drinker
Drinker Biddle & Reath LLP
Biddle & Reath LLP.
One Logan Square
18/th/ and Cherry Streets
Philadelphia, PA  19103-6996
Age: 58

Michael P. Malloy                         Assistant Secretary
Partner of the law firm of Drinker Biddle &
Drinker Biddle & Reath LLP
Reath LLP.
One Logan Square
18/th/ and Cherry Streets
Philadelphia, PA  19103-6996
Age: 42

Julia E. Babik                            Assistant Treasurer
Mutual Fund Accounting Manager, SEI Investments
SEI Investments Mutual Funds Services
Mutual Funds Services.
One Freedom Valley Drive
Oaks, PA  19456
Age: 32

Timothy D. Barto                          Assistant Treasurer
Attorney, SEI Investments Mutual Funds Services
SEI Investments Mutual Funds Services
(1999-present); Associate, Dechert (law firm)
One Freedom Valley Drive
(1997-1999); Associate, Richter, Miller & Finn
Oaks, PA  19456                                                             (law
firm) (1994-1997).
Age: 33



     The Companies' Boards have a Nominating Committee consisting of Messrs. Drake and Piel. The Nominating Committee is responsible for considering candidates for election to the Companies' Boards in the event a position is vacated or created. The Nominating Committee met once during the Companies' fiscal year ended March 31, 2001. At that meeting, held on July 28, 2000, the Nominating Committee nominated Mr. Hall for election to the Companies' Boards. The Nominating Committee will consider nominees recommended by the Companies' shareholders. Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Company.

     Each director receives an annual fee of $9,000 from each of Excelsior Fund and Excelsior Tax-Exempt Fund and $4,000 from Excelsior Funds Trust plus a per-Company meeting fee of $1,500 from each of Excelsior Fund and Excelsior Tax-Exempt Fund and $250 from Excelsior Funds Trust for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum from each of the foregoing Companies for services in such capacity. In addition, Messrs. Drake and Piel each receive $2,000 per annum for their services on the Nominating Committee. Drinker Biddle & Reath LLP, of which Messrs. McConnel and Malloy are partners, receives legal fees as counsel to the Companies. The employees of U.S. Trust Company and SEI do not receive any compensation from the Companies for acting as officers of the Companies. No person who is currently an officer, director or employee of the Adviser serves as an officer, director or employee of the Companies. As of July 2, 2001, the directors and officers of each Company as a group owned beneficially less than 1% of the outstanding shares of each fund of each Company, and less than 1% of the outstanding shares of all funds of each Company in the aggregate.


     The following chart provides certain information about the fees received by the Companies' directors in the most recently completed fiscal year.



                         Total Compensation
                                   Aggregate            Pension or Retirement
   Estimated Annual      from the Company
                                   Compensation from    Benefits Accrued as
   Benefits Upon         and Fund Complex*
Name of Person/Position            the Companies        Part of Fund Expenses
   Retirement            Paid to Directors
-----------------------            -----------------    ----------------------
   ----------------      ------------------
Donald L. Campbell***                   $ 9,000                    None
         None                   $11,000(3)**
Director

Rodman L. Drake                         $43,000                    None
         None                   $49,750(3)**
Director

Joseph H. Dugan****                     $39,000                    None
         None                   $49,750(3)**
Director

Wolfe J. Frankl****                     $36,000                    None
         None                   $41,500(3)**
Director

Jonathan Piel                           $43,000                    None
         None                   $49,750(3)**
Director

Robert A. Robinson****                  $43,000                    None
         None                   $49,750(3)**
Director

Alfred C. Tannachion****                $39,000                    None
         None                   $44,750(3)**
Director


                         Total Compensation
                                   Aggregate            Pension or Retirement
   Estimated Annual      from the Company
                                   Compensation from    Benefits Accrued as
   Benefits Upon         and Fund Complex*
Name of Person/Position            the Companies        Part of Fund Expenses
   Retirement            Paid to Directors
-----------------------            -----------------    ---------------------
   ----------------      -----------------
Mel Hall                                 $21,000                  None
        None                   $24,000(3)**
Director

Frederick S. Wonham                      $49,000                  None
        None                   $59,750(3)**
Chairman of the Board,
President and Treasurer


_____________________________


* The "Fund Complex" consists of the Company, Excelsior Tax-Exempt Fund and Excelsior Funds Trust.


** Number of investment companies in the Fund Complex for which director served as director or trustee.

*** Donald L. Campbell resigned as a director of the Companies on July 31, 2000.

**** Messrs. Dugan, Frankl, Robinson and Tannachion retired from the Boards as of July 27, 2001.


Investment Advisory and Administration Agreements
-------------------------------------------------



     U.S. Trust New York and U.S. Trust Company (together with U.S. Trust New York, "U.S. Trust" or the "Adviser") serve as co-investment advisers to the Funds. In the Investment Advisory Agreements, the Adviser has agreed to provide the services described in the Prospectuses. U.S. Trust New York and U.S. Trust Company provide investment advisory services through their respective registered investment advisory divisions, U.S. Trust-New York Fund Advisers Division and U.S. Trust-Connecticut Fund Advisers Division. The Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the respective agreements other than the cost of securities, including brokerage commissions, if any, purchased for the Funds.


     Prior to May 31, 2000, U.S. Trust served as investment adviser to the Funds pursuant to an advisory agreement substantially similar to the Investment Advisory Agreement currently in effect for the Funds.


     For the services provided and expenses assumed pursuant to its Investment Advisory Agreements, the Adviser is entitled to be paid a fee computed daily and paid monthly at the annual rate of .30% of the average daily net assets of the ST Government and ST Tax-Exempt Funds; .35% of the average daily net assets of the IT Managed Income and IT Tax-Exempt Funds; .50% of the average daily net assets of the LT Tax-Exempt Fund; and .75% of the average daily net assets of the Managed Income Fund.

     From time to time, the Adviser may voluntarily waive all or a portion of the advisory fees payable to them by a Fund, which waiver may be terminated at any time.

     For the fiscal years ended March 31, 2001, 2000 and 1999, the particular Company paid the Adviser fees for advisory services as follows:


                                       Fiscal Year ended      Fiscal Year ended
     Fiscal Year ended
                                        March 31, 2001         March 31, 2000
       March 31, 1999
                                      -------------------    -------------------
    -------------------
Short-Term Government Fund                $  123,781             $  134,285
          $   98,059

Intermediate-Term Managed                 $  418,130             $  405,484
          $  317,118
 Income Fund

Managed Income Fund                       $1,442,606             $1,340,412
          $1,495,928

Short-Term Tax-Exempt                     $  135,776             $  105,368
          $   92,164
 Securities Fund

Intermediate-Term Tax-Exempt              $  859,606             $  859,668
          $  844,392
 Fund

Long-Term Tax-Exempt Fund                 $  536,618             $  657,856
          $  690,785



     For the fiscal years ended March 31, 2001, 2000 and 1999, the Adviser voluntarily agreed to waive a portion of its advisory fee for certain funds. During the periods stated, these waivers reduced advisory fees by the following:



                                    Fiscal Year ended      Fiscal Year ended
 Fiscal Year ended
                                     March 31, 2001         March 31, 2000
  March 31, 1999
                                   -------------------    -------------------
-------------------
Short-Term Government Fund                  $ 58,909               $ 46,764
         $ 40,855

Intermediate-Term Managed                   $234,343               $102,520
         $ 74,201
Income Fund

Managed Income Fund                         $314,691               $ 59,713
         $ 64,413

Short-Term Tax-Exempt                       $ 38,412               $ 31,657
         $ 28,715
 Securities Fund

Intermediate-Term Tax-Exempt                $202,054               $213,990
         $186,350
 Fund

Long-Term Tax-Exempt Fund                   $ 66,883               $107,456
         $150,919

     The Investment Advisory Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except that U.S. Trust New York and U.S. Trust Company shall be jointly, but not severally, liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder. In addition, the Adviser has undertaken in the Investment Advisory Agreement to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

     U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab"). Charles R. Schwab is the founder, Chairman and Co-Chief Executive Officer and a Director and significant shareholder of Schwab. As a result of his positions and share ownership, Mr. Schwab may be deemed to be a controlling person of Schwab and its subsidiaries. Through its principal subsidiary Charles Schwab & Co., Inc., Schwab is one of the nation's largest financial services firm and the nation's largest electronic brokerage firm, in each case measured by customer assets. At December 31, 2000, Schwab served 7.5 million active accounts with $872 billion in customer assets through 404 branch offices, four regional customer telephone service centers and automated telephonic and online channels. Approximately 28% of Schwab's customer assets and approximately 14% of its customer accounts are managed by the 6,000 independent, fee-based investment advisors served by Schwab's institutional investor segment.

     SEI, Federated Services Company, an affiliate of the Distributor, and U.S. Trust Company (together, the "Administrators") serve as the Companies' administrators and provide the Funds with general administrative and operational assistance. SEI replaced Chase Global Funds Services Company ("CGFSC") as one of the Company's Administrators pursuant to an Accounting and Administration Agreement dated June 4, 2001 (the "Administration Agreement). Until July 31, 2000, Federated Services Company's subsidiary, Federated Administrative Services, served as the Companies' administrator. On July 31, 2000, Federated Services Company assumed all of its subsidiary's rights and obligations under the Administration Agreement. Under the Administration Agreements, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income, "exempt interest dividends" and realized capital gains or losses, if any, of the respective Funds. The Administrators prepare semiannual reports to the SEC, prepare federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

     The Administrators also provide administrative services to the other investment portfolios of the Companies and to all of the investment portfolios of Excelsior Funds Trust which are also advised by U.S. Trust and its affiliates and distributed by the Distributor. For services provided to all portfolios of the Companies and Excelsior Funds Trust (except for the international portfolios of Excelsior Fund and Excelsior Funds Trust), the Administrators are entitled jointly to fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of Excelsior Fund and Excelsior Funds Trust) as follows:


                       Combined Aggregate Average Daily
                   Net Assets of Excelsior Tax-Exempt Fund,
                   Excelsior Fund and Excelsior Funds Trust
                  (excluding the international portfolios of
                   Excelsior Fund and Excelsior Funds Trust)
                   ----------------------------------------


                                                         Annual Fee
                                                         ----------

      First $200 million...............................    0.200%
      Next $200 million................................    0.175%
      Over $400 million................................    0.150%


     Administration fees payable to the Administrators by each portfolio of the Companies and Excelsior Funds Trust are allocated in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waiver may be terminated at any time. For the fiscal year ending March 31, 2002, U.S. Trust Company has voluntarily agreed to waive 0.04% of its administration fee.

     For the fiscal years ended March 31, 2001, 2000 and 1999, the fees paid by the Funds for administration services were as follows:



                                             Fiscal Year ended      Fiscal Year
ended      Fiscal Year ended
                                              March 31, 2001         March 31,
2000         March 31, 1999
                                            -------------------
-------------------    -------------------
Short-Term Government Fund                           $ 92,063               $
91,152               $ 70,684

Intermediate-Term Managed Income Fund                $283,048
$220,613               $170,673

Managed Income Fund                                  $355,561
$327,936               $316,445

Short-Term Tax-Exempt Securities Fund                $ 88,165               $
69,463               $ 61,646

Intermediate-Term Tax-Exempt Fund                    $460,697
$465,818               $449,336

Long-Term Tax-Exempt Fund                            $178,606
$219,829               $243,351

     For the fiscal years ended March 31, 2001, 2000 and 1999, the Administrators waived administration fees as follows:


                                        Fiscal Year ended       Fiscal Year
ended      Fiscal Year ended
                                           March 31, 2001          March 31,
2000         March 31, 1999
                                        -----------------
-----------------      -----------------
Short-Term Government Fund                       $  500                 $   674
             $   162

Intermediate-Term Managed                        $  312                 $   340
             $   389
 Income Fund

Managed Income Fund                              $  604                 $   184
             $ 1,864

Short-Term Tax-Exempt                            $   90                 $    76
             $     3
 Securities Fund

Intermediate-Term Tax-Exempt                     $  367                 $ 1,376
             $ 1,245
 Fund

Long-Term Tax-Exempt Fund                        $4,858                 $13,169
             $14,210



Shareholder Organizations
-------------------------

     The Companies have entered into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own shares in consideration for a Fund's payment of not more than the annual rate of 0.40% of the average daily net assets of the Fund's shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of shares; (b) assisting in processing purchase, exchange and redemption transactions; (c) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem shares; (d) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (e) providing tax and dividend information to shareholders as appropriate; (f) transmitting proxy statements, annual reports, updated prospectuses and other communications from the Companies to Customers; and (g) providing or arranging for the provision of other related services. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer's investment.

     The Companies' agreements with Shareholder Organizations are governed by Administrative Services Plans (the "Plans") adopted by the Companies. Pursuant to the Plans, each Company's Board of Directors will review, at least quarterly, a written report of the amounts expended under the Company's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of each Company's directors, including a majority of the directors who are not "interested persons" of the Company as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

     Any material amendment to a Company's arrangements with Shareholder Organizations must be approved by a majority of the Company's Board of Directors (including a majority of the Disinterested Directors). So long as the Companies' arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of the Companies' Boards of Directors who are not "interested persons" (as defined in the 1940 Act) of the Companies will be committed to the discretion of such Disinterested Directors.

     For the fiscal year ended March 31, 2001, the Companies made payments to Shareholder Organizations on behalf of the Fixed Income and Tax-Exempt Funds in the following amounts:

                                                                Amounts Paid to
Affiliates
                                        Total Paid                     of U.S.
Trust
                                        ----------
--------------------------
Short-Term Government Fund                $ 65,867                       $
48,317


Intermediate-Term Managed Income          $235,271
$231,755
 Fund



Managed Income Fund                       $104,596                       $
86,330


Short-Term Tax-Exempt Securities          $ 38,710                       $
38,710
 Fund



Intermediate-Term Tax-Exempt Fund         $205,890
$201,519


Long-Term Tax-Exempt Fund                 $ 89,232                       $
62,005



Expenses
--------

     Except as otherwise noted, the Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include: taxes; interest; fees (including fees paid to the Companies' directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing service; costs of shareholder reports and meetings; and any extraordinary expenses. The Funds also pay for any brokerage fees and commissions in connection with the purchase of portfolio securities.

Custodian and Transfer Agent
----------------------------

     The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of J.P. Morgan Chase & Co., Inc., serves as custodian of the Funds' assets. Under the Custodian Agreements, Chase has agreed to: (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and (vi) make periodic reports to each Company's Board of Directors concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreements, notwithstanding any delegation. Communications to the custodian should be directed to Chase, Mutual Funds Service Division, 3 Chase MetroTech Center, 8/th/ Floor, Brooklyn, NY 11245.


     U.S. Trust New York serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to: (i) issue and redeem shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for their meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to each Company's Board of Directors concerning the Funds' operations. For its transfer agency, dividend-disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services. U.S. Trust New York is located at 114 W. 47/th/ Street, New York, New York 10036.

     U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreements, notwithstanding any delegation. Pursuant to this provision in the agreements, U.S. Trust New York has entered into a sub-transfer agency arrangement with Chase Global Funds Services Company ("CGFSC"), an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. CGFSC is located at 73 Tremont Street, Boston, MA 02108. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from the Companies for any of its sub-transfer agency services. U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.

     Effective September 17, 2001, the Transfer Agency Agreement and Sub-Transfer Agency Agreement with U.S. Trust New York and CGFSC, respectively, will be terminated and BFDS will become the Company's transfer agent. Through the close of business on September 14, 2001, communications to the transfer agent should be directed to CGFSC at the above address. After September 14, 2001, communications to the transfer agent should be directed to BFDS, P.O. Box 8529, Boston, MA 02266-8529 (or if by overnight or certified mail, 66 Brooks Drive, Braintree, MA 02184) .


                             PORTFOLIO TRANSACTIONS
                             ----------------------

      Subject to the general control of the Companies' Boards of Directors, the Adviser is responsible for, makes decisions with respect to and places orders for all purchases and sales of all portfolio securities of each of the Funds. Purchases and sales of portfolio securities will usually be principal transactions without brokerage commissions.

      The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. It is expected that the Funds' turnover rates may remain higher than those of many other investment companies with similar investment objectives and policies. However, since brokerage commissions are not normally paid on instruments purchased by the Funds, portfolio turnover is not expected to have a material effect on the net income of any of the Funds. The Funds' portfolio turnover rates may also be affected by cash requirements for redemptions of shares and by regulatory provisions which enable the Funds to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial Highlights" in the Prospectuses for the Funds' portfolio turnover rates.

      Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. With respect to over-the-counter transactions, the Funds, where possible, will deal directly with dealers who make a market in the securities involved, except in those situations where better prices and execution are available elsewhere.

      The Investment Advisory Agreements between the Companies and the Adviser provide that, in executing portfolio transactions and selecting brokers or dealers, the Adviser will seek to obtain the best net price and the most favorable execution. The Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of the Companies, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

      In addition, the Investment Advisory Agreements authorize the Adviser, to the extent permitted by law and subject to the review of the Companies' Boards of Directors from time to time with respect to the extent and continuation of the policy, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser to the accounts as to which it exercises investment discretion.
Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

      Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fee payable by the Funds. Such information may be useful to the Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Funds.

      Portfolio securities will not be purchased from or sold to the Adviser, the Distributor, or any of their affiliated persons (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

      Investment decisions for the Funds are made independently from those for other investment companies, common trust funds and other types of funds managed by the Adviser. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of the Funds and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Funds and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained by the Funds. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

      The Companies are required to identify any securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the close of the most recent fiscal year. As of March 31, 2001, the Managed Income Fund held a collateralized mortgage obligation issued by Morgan Stanley Capital with a principal amount of $5,000,000; a corporate bond issued by Lehman Brothers Holdings with a principal amount of $3,000,000; and a corporate bond issued by Morgan Stanley Dean Witter & Co. with a principal amount of $5,000,000. As of March 31, 2001, the Intermediate-Term Managed Income Fund held asset backed securities issued by American Express Credit Account Master Trust with principal amounts of $3,325,000 and $1,000,000; a collateralized mortgage obligation issued by Morgan Stanley Capital with a principal amount of $1,735,386; a collateralized mortgage obligation issued by Morgan Stanley Co. with a principal amount of $2,660,000; corporate bonds issued by Bank of America Corp. with a principal amount of $2,375,000; and corporate bonds issued by Merrill Lynch & Co. with principal amounts of $4,150,000 and $2,125,000.

                              PORTFOLIO VALUATION
                              -------------------

      Assets in the Funds which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices. A futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. Restricted securities and securities or other assets for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by the Companies' Boards of Directors. Absent unusual circumstances, portfolio securities maturing in 60 days or less are normally valued at amortized cost. The net asset value of shares in the Funds will fluctuate as the market value of their portfolio securities changes in response to changing market rates of interest and other factors.

      Portfolio securities held by the IT Managed Income and Managed Income Funds which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an event subsequent to the time when value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Boards of Directors. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Investments in foreign debt securities having a maturity of 60 days or less are valued based upon the amortized cost method. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with guidelines adopted by the Boards of Directors. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of conversion. Some of the securities acquired by the Funds may be traded on foreign exchanges or over-the-counter markets on days which are not Business Days. In such cases, the net asset value of the shares may be significantly affected on days when investors can neither purchase nor redeem a Fund's shares.

      The Administrators have undertaken to price the securities in the Funds' portfolios and may use one or more pricing services to value certain portfolio securities in the Funds where the prices provided are believed to reflect the fair market value of such securities. The methods used by the pricing services and the valuations so established will be reviewed by the Administrators under the general supervision of the Boards of Directors.

                             INDEPENDENT AUDITORS
                             --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116 serve as auditors of the Companies. The Funds' Financial Highlights included in the Prospectuses and the financial statements for the fiscal year ended March 31, 2001 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their reports thereon which appear therein.

                                    COUNSEL
                                    -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Companies, and Mr. Malloy, Assistant Secretary of the Companies, are partners), One Logan Square, 18/th/ and Cherry Streets, Philadelphia, Pennsylvania 19103, is counsel to the Companies.

                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------

Generally
---------

          For federal income tax purposes, each Fund is treated as a separate corporate entity and has qualified and intends to qualify as a regulated investment company. Such qualification generally relieves a Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with applicable requirements. If, for any reason, a Fund does not qualify for a taxable year for the special federal tax treatment afforded regulated investment companies, the Fund would be subject to federal tax treatment afforded regulated investment companies, the Fund would be subject to federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of such Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders. Moreover, if a Fund were to fail to make sufficient distributions in year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

          The Tax-Exempt Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax-Exempt Funds would not be suitable for tax-exempt institutions or for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Tax-Exempt Funds' dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Tax-Exempt Funds may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under the Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

          In order for a Tax-Exempt Fund to pay exempt-interest dividends for any taxable year, at least 50% of the aggregate value of such Fund's portfolio must consist of exempt-interest obligations at the close of each quarter of its taxable year. Within 60 days after the close of the taxable year, each of the Tax-Exempt Funds will notify its shareholders of the portion of the dividends paid by that Fund which constitutes an exempt-interest dividend with respect to such taxable year. However, the aggregate amount of dividends so designated by that Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by that Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by each of the Tax-Exempt Funds with respect to any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from that Tax-Exempt Fund for such year.

          Generally, if a shareholder holds Tax-Exempt Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department, however, is authorized to issue regulations reducing the six-month holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where the investment company regularly distributes at least 90% of its net tax-exempt interest. No such regulations had been issued as of the date of this Statement of Additional Information.

          The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. Share owners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state. Shareowners should consult their tax advisers regarding the tax status of distributions in their state and locality.

                       PERFORMANCE AND YIELD INFORMATION
                       ---------------------------------

Yields and Performance
----------------------

          The Funds may advertise the standardized effective 30-day (or one month) yields calculated in accordance with the method prescribed by the SEC for mutual funds. Such yield will be calculated separately for each Fund according to the following formula:

                        a-b
          Yield = 2 [(-------- + 1)/6/ - 1]
                        cd

      Where:  a =  dividends and interest earned during the period.

              b =  expenses accrued for the period (net of reimbursements).

              c = average daily number of shares outstanding that were entitled to receive dividends.

              d = maximum offering price per share on the last day of the period.

          For the purpose of determining interest earned during the period (variable "a" in the formula), each of the Funds computes the yield to maturity of any debt obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360, and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. Also, the maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. Each of the Funds calculates interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

          Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by each of the Funds to all shareholder accounts and to the particular series of shares in proportion to the length of the base period and that Fund's mean (or median) account size. Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula).

          Based on the foregoing calculations, the effective yields for shares of the ST Tax-Exempt, IT Tax-Exempt, LT Tax-Exempt, ST Government, IT Managed Income and Managed Income Funds for the 30-day period ended March 31, 2001 were 2.81%, 3.12%, 3.89%, 5.23%, 5.64% and 6.01%, respectively.

          The "tax-equivalent" yield of the ST Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from federal income tax by one minus a stated federal income tax rate and (b) adding that figure to that portion, if any, of the yield that is not exempt from federal income tax. (However, recently enacted federal tax legislation will reduce federal marginal tax rates by up to 4.6 percentage points over the next five years.) Tax-equivalent yields assume the payment of federal income taxes at a rate of 30.5%. Based on the foregoing calculations, the tax-
equivalent yields of the ST Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds for the 30-day period ended March 31, 2001 were 4.04%, 4.49% and 5.60%, respectively.

     Each Fund's "average annual total return" is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:


                      T = [(ERV)/1/n/ - 1]
                            ---------
                                P

          Where:   T =    average annual total return.

                 ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

                   P =    hypothetical initial payment of $1,000.

                   n =    period covered by the computation, expressed in years.

     Each Fund may also advertise the "aggregate total return" for its shares, which is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:


              Aggregate Total Return = [(ERV)] - 1
                                         ---
                                         P

     The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

          Based on the foregoing calculations, the average annual total returns for each Fund for the fiscal year ended March 31, 2001 and the average annual total returns for the 5-year and 10-year periods ended March 31, 2001, were as follows:



                                                        Average Annual Total
Returns

                                    One Year                   Five Years
             Ten Years
                                ---------------           -------------------
          ---------------
ST Tax-Exempt Fund*                 5.94%                        4.70%
                N/A

IT Tax Exempt Fund                 10.07%                        5.62%
               6.47%

LT Tax-Exempt Fund                 11.69%                        5.98%
               7.76%

ST Government Fund*                 9.14%                        5.73%
                N/A

IT Managed Income Fund*            12.73%                        6.69%
                N/A

Managed Income Fund                12.80%                        6.97%
               7.80%


*  Commenced operations on December 31, 1992.

          Based on the foregoing calculations, the aggregate annual total returns for each Fund for the 5-year, 10-year and since inception periods ended March 31, 2001, were as follows:




                                                       Aggregate Annual Total
Returns

                                   Five Years                   Ten Years
          Since Inception
                                ---------------           -------------------
      ------------------------
ST Tax-Exempt Fund*                 22.06%                        N/A
               38.77%

IT Tax Exempt Fund                  31.41%                       87.20%
              197.62%

LT Tax-Exempt Fund                  33.72%                      111.13%
              287.38%

ST Government Fund*                 32.10%                        N/A
               53.49%

IT Managed Income Fund*             38.25%                        N/A
               68.22%

Managed Income Fund                 40.06%                      111.83%
              298.96%


*    Commenced operations on  December 31, 1992.

          The Funds may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the advertisement, sales literature or communication by assuming the investment of $10,000 in shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

     The total return and yield of a Fund may be compared to those of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return and/or yield of a Fund may be compared to data prepared by Lipper Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of a Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including without limitation, those factors, strategies and technologies that together with market conditions and events, materially affected each Fund's performance.


     The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions of a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation's of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of a Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and shares of a Fund. In addition, advertisement, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

     Performance and yields will fluctuate and any quotation of performance and yield should not be considered as representative of a Fund's future performance. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that the performance and yield are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged by the Shareholder Organizations with respect to accounts of Customers that have invested in shares will not be included in calculations of yield and performance.

                                CODE OF ETHICS
                                --------------

     The Companies, U.S. Trust New York, U.S. Trust Company and the Distributor have adopted codes of ethics which allow for personnel subject to the codes to invest in securities including securities that may be purchased or held by the Funds.


                                 MISCELLANEOUS
                                 -------------

     As used herein, "assets allocable to a Fund" means the consideration received upon the issuance of shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company involved not belonging to a particular portfolio of that Company. In determining the net asset value of a Fund's shares, assets belonging to the Fund are charged with the direct liabilities in respect of that Fund and with a share of the general liabilities of the Company involved which are normally allocated in proportion to the relative asset values of the Company's portfolios at the time of allocation. Subject to the provisions of the Companies' Charters, determinations by the Boards of Directors as to the direct and allocable liabilities and the allocable portion of any general assets with respect to a particular Fund are conclusive.

     As of July 2, 2001, U.S. Trust and its affiliates held of record 85.99%, 95.83%, 83.58% of the ST Government, IT Managed Income and Managed Income Funds' outstanding shares, respectively, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares. As of the same date, U.S. Trust and its affiliates held of record 94.13%, 92.64% and 83.36% of the ST Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds' outstanding shares, respectively, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

     As of July 2, 2001, the name, address and percentage ownership of each person, in addition to U.S. Trust and its affiliates, that owned beneficially 5% or more of the outstanding shares of a Fund were as follows: Long-Term Tax-
                                                              -------------
Exempt Fund:  Alchemy LP, c/o U.S. Trust Company of New York, 114 West 47/th/
-----------
Street, New York, New York, 10036, 6.08%; and Intermediate-Term Tax-Exempt Fund;
                                              ---------------------------------
Alchemy LP, c/o U.S. Trust Company of New York, 114 West 47/th/ Street, New York, New York, 10036, 5.15%.

                             FINANCIAL STATEMENTS
                             --------------------

     The audited financial statements and notes thereto in the Companies' Annual Reports to Shareholders for the fiscal year ended March 31, 2001 (the "2001 Annual Reports") for the Funds are incorporated in this Statement of Additional Information by reference. No other parts of the 2001 Annual Reports are incorporated by reference herein. The financial statements included in the 2001 Annual Reports for the Funds have been audited by the Companies' independent auditors, Ernst & Young LLP, whose reports thereon also appear in the 2001 Annual Reports and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 2001 Annual Reports may be obtained at no charge by telephoning SEI at (800) 446-1012.

                                  APPENDIX A
                                  ----------

Commercial Paper Ratings
------------------------

          A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

          "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.





          Moody's commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:


          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.

          Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.


          "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments which is highly uncertain and solely reliant upon a sustained, favorable business and economic environment.

          "D" - Securities are in actual or imminent payment default.





Corporate and Municipal Long-Term Debt Ratings
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

          "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.


          "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.




          The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          "B" - Bonds are generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          "Caa " - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.




Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


The following summarizes long-term ratings used by Fitch:

          "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

          "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          "B" - Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          "CCC", "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

          "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.


          Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.




Municipal Note Ratings
----------------------

          A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.



          "SG" - This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

          Fitch uses the same ratings for municipal securities as described for other short-term credit ratings.

                             EXCELSIOR FUNDS, INC.

                                   Money Fund
                             Government Money Fund
                              Treasury Money Fund

                        EXCELSIOR TAX-EXEMPT FUNDS, INC.

                             Tax-Exempt Money Fund
                         New York Tax-Exempt Money Fund


                      STATEMENT OF ADDITIONAL INFORMATION


                                 August 1, 2001

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the Money, Government Money and Treasury Money Funds of Excelsior Funds, Inc. and the Tax-Exempt Money and New York Tax-Exempt Money Funds of Excelsior Tax-Exempt Funds, Inc. (individually, a "Fund" and collectively, the "Funds") dated August 1, 2001 (the "Prospectus"). A copy of the Prospectus may be obtained by writing Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc., c/o SEI Investments Mutual Funds Services ("SEI"), One Freedom Valley Drive, Oaks, Pennsylvania 19456 or by calling (800) 446-1012 or (800) 881-9358 for Institutional Shares of the Money and Government Money Funds. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.

     The audited financial statements and related report of Ernst & Young LLP, independent auditors, contained in the annual report to the Funds' shareholders for the fiscal year ended March 31, 2001 are incorporated herein by reference in the section entitled "Financial Statements." No other parts of the annual report are incorporated herein by reference. Copies of the annual report may be obtained upon request and without charge by calling (800) 446-1012.

                               TABLE OF CONTENTS


                                                                        PAGE
CLASSIFICATION AND HISTORY.............................................    1
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS............................    1
     Additional Investment Policies....................................    1
     Additional Information on Portfolio Instruments...................    4
     Special Considerations Relating to New York Municipal Securities..   13

INVESTMENT LIMITATIONS.................................................   24
NET ASSET VALUE AND NET INCOME.........................................   29
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.........................   30
     Distributor.......................................................   30
     Purchase of Shares................................................   31
     Redemption Procedures.............................................   32
     Other Redemption Information......................................   33
     INVESTOR PROGRAMS.................................................   34
     Systematic Withdrawal Plan........................................   34
     Exchange Privilege................................................   34
     Retirement Plans..................................................   35
     Automatic Investment Program......................................   36
     Additional Information............................................   36
DESCRIPTION OF CAPITAL STOCK...........................................   36
MANAGEMENT OF THE FUNDS................................................   38
     Directors and Officers............................................   38
     Investment Advisory and Administration Agreements.................   41
     Shareholder Organizations.........................................   45
     Expenses..........................................................   46
     Custodian and Transfer Agent......................................   46
PORTFOLIO TRANSACTIONS.................................................   47
INDEPENDENT AUDITORS...................................................   49
COUNSEL................................................................   49
ADDITIONAL INFORMATION CONCERNING TAXES................................   49
YIELD INFORMATION......................................................   51
CODE OF ETHICS.........................................................   53
MISCELLANEOUS..........................................................   53
FINANCIAL STATEMENTS...................................................   53
APPENDIX A.............................................................  A-1

                          CLASSIFICATION AND HISTORY
                          --------------------------

          Excelsior Funds, Inc. ("Excelsior Fund") and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and collectively with Excelsior Fund, the "Companies") are open-end, management investment companies. The Money, Government Money and Treasury Money Funds are separate series of Excelsior Fund. The Tax-Exempt Money and New York Tax-Exempt Money Funds are separate series of Excelsior Tax-Exempt Fund. The Money, Government Money, Treasury Money and Tax-Exempt Money Funds are classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The New York Tax-Exempt Money Fund is classified as non-diversified under the 1940 Act. Excelsior Fund and Excelsior Tax-Exempt Fund were organized as Maryland corporations on August 2, 1984 and August 8, 1984, respectively. Prior to December 28, 1995, Excelsior Fund and Excelsior Tax-Exempt Fund were known as "UST Master Funds, Inc." and "UST Master Tax-Exempt Funds, Inc.," respectively. This Statement of Additional Information pertains to the Shares ("Retail Shares") of all the Funds and the Institutional Shares of the Money and Government Money Funds (collectively with the Retail Shares, the "Shares").


                  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
                  -------------------------------------------

          The following information supplements the description of the investment objectives, strategies and risks of the Funds as set forth in the Prospectus. The investment objective of each of the Money, Government Money and Treasury Money Funds (collectively, the "Taxable Funds") and the Tax-Exempt Money Fund may not be changed without the vote of the holders of a majority of its outstanding Shares (as defined below). The investment objective of the New York Tax-Exempt Money Fund may be changed without shareholder approval. Except as expressly noted below, each Fund's investment policies may be changed without shareholder approval.

          As discussed below under "Net Asset Value and Net Income," each Fund uses the amortized cost method to value securities in its portfolio. As such, each Fund is required to comply with Rule 2a-7 under the 1940 Act. Under Rule 2a-7, with respect to 100% of each of the Money, Government Money, Treasury Money and Tax-Exempt Money Funds' total assets, and 75% of the New York Tax-Exempt Money Fund's total assets, a Fund may not invest more than 5% of its assets, measured at the time of purchase, in the securities of any one issuer other than U.S. government securities, repurchase agreements collateralized by such securities and securities subject to certain guarantees. The New York Tax-Exempt Money Fund's compliance with the diversification provisions of Rule 2a-7 is deemed to be compliance with the diversification standards of the 1940 Act.

Additional Investment Policies
------------------------------

          The Funds may only invest in: (i) securities in the two highest short-term rating categories of a nationally recognized statistical rating organization ("NRSRO"), provided that if a security is rated by more than one NRSRO, at least two NRSROs must rate the security in one of the two highest short-term rating categories; (ii) unrated securities determined to be of comparable quality at the time of purchase; (iii) certain money market fund shares; and (iv) U.S.

government securities (collectively, "Eligible Securities"). The rating symbols of the NRSROs which the Funds may use are described in the Appendix attached hereto.

Treasury Money Fund
-------------------

          Under normal market conditions, the Treasury Money Fund will invest at least 65% of its total assets in direct U.S. Treasury obligations, such as Treasury bills and notes. The Fund may also from time to time invest in obligations issued or guaranteed as to principal and interest by certain agencies or instrumentalities of the U.S. government, such as the Farm Credit System Financial Assistance Corporation, Federal Financing Bank, General Services Administration, Federal Home Loan Banks, Farm Credit System and the Tennessee Valley Authority. Income on direct investments in U.S. Treasury securities and obligations of the aforementioned agencies and instrumentalities is generally not subject to state and local income taxes by reason of federal law. In addition, the Fund's dividends from income that is attributable to such investments will also be exempt in most states from state and local income taxes. Shareholders in a particular state should determine through consultation with their own tax advisors whether and to what extent dividends payable by the Treasury Money Fund from its investments will be considered by the state to have retained exempt status, and whether the Fund's capital gain and other income, if any, when distributed will be subject to the state's income tax.

Tax-Exempt Money and New York Tax-Exempt Money Funds (the "Tax-Exempt Funds")
-----------------------------------------------------------------------------


          The Tax-Exempt Money Fund will invest substantially all of its assets in high-quality debt obligations determined by the Adviser to present minimal credit risks. Such obligations will be issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the interest on which is, in the opinion of bond counsel to the issuer, exempt from federal income tax ("Municipal Securities"). As a matter of fundamental policy, under normal circumstances, the Fund will maintain at least 80% of its assets in tax-exempt obligations. (This policy may not be changed with respect to the Fund without the vote of the holders of a majority of its outstanding Shares.) The Tax-Exempt Money Fund also may invest in certain tax-exempt derivative instruments, such as floating rate trust receipts.

          Under normal market conditions, at least 80% of the New York Tax-Exempt Money Fund's net assets will be invested in Municipal Securities which are determined by the Adviser to present minimal credit risks. The Fund may also invest in tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests. Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York ("New York Municipal Securities") are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Securities include municipal securities issued by the State of New York and its political sub-divisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico. Dividends derived from interest on Municipal Securities other than New York Municipal Securities are exempt from federal income tax but may be subject to New York State and New York City personal income tax (see "Additional Information Concerning Taxes" below). As a matter of fundamental policy, the Fund expects that under normal circumstances, at least 80% of its total assets will be invested in New York Municipal Securities.


          The New York Tax-Exempt Money Fund is concentrated in securities issued by New York State or entities within New York State and therefore investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Securities to meet their continuing obligations for the payment of principal and interest.
New York State and New York City face long-term economic problems that could seriously affect their ability and that of other issuers of New York Municipal Securities to meet their financial obligations.

          Certain substantial issuers of New York Municipal Securities (including issuers whose obligations may be acquired by the Fund) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowings and fewer markets for their outstanding debt obligations. Although several different issues of Municipal Securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by Standard & Poor's Ratings Services ("S&P") and Moody's Investors Service, Inc. ("Moody's") in recent years, S&P and Moody's have recently placed the debt obligations of New York State and New York City on CreditWatch with positive implications and upgraded the debt obligations of New York City.
Strong demand for New York Municipal Securities has also at times had the effect of permitting New York Municipal Securities to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Securities could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York Municipal Securities. Although as of the date of this Statement of Additional Information, no issuers of New York Municipal Securities are in default with respect to the payment of their municipal obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Securities and, consequently, the net asset value of the New York Tax-Exempt Money Fund's portfolio. Other considerations affecting the Fund's investments in New York Municipal Securities are summarized below under "Special Considerations Relating to New York Municipal Securities."

          From time to time on a temporary defensive basis due to market conditions, the Tax-Exempt Funds may hold uninvested cash reserves or invest in taxable obligations in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions may warrant. Uninvested cash reserves will not earn income. Taxable obligations in which the Tax-Exempt Funds may invest include: (i) obligations of the U.S. Treasury; (ii) obligations of agencies and instrumentalities of the U.S. government; (iii) money market instruments such as certificates of deposit, commercial paper, and bankers' acceptances; (iv) repurchase agreements collateralized by U.S. government obligations or other money market instruments; and (v) securities issued by other investment companies that invest in high-quality, short-term securities.

          The Tax-Exempt Funds may also invest from time to time in "private activity bonds" (see "Municipal Securities" below), the interest on which is treated as a specific tax preference item under the federal alternative minimum tax. Investments in such securities, however, will not exceed under normal market conditions 20% of a Fund's net assets when added together with any taxable investments by the Fund.

          Each Tax-Exempt Fund may invest more than 25% of its assets in Municipal Securities the interest on which is paid solely from revenues on similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that a Fund's assets are concentrated in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

Additional Information on Portfolio Instruments
-----------------------------------------------





          Borrowing and Reverse Repurchase Agreements
          -------------------------------------------

          Each Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

          Government Obligations
          ----------------------

          The Funds may purchase government obligations which include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. Such investments may include obligations issued by the Farm Credit System Financial Assistance Corporation, the Federal Financing Bank, the General Services Administration, Federal Home Loan Banks and the Tennessee Valley Authority. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Obligations of such instrumentalities will be purchased only when the Adviser believes that the credit risk with respect to the instrumentality is minimal.

          Securities issued or guaranteed by the U.S. government have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares of a Fund.

          The Treasury Money Fund primarily will purchase direct obligations of the U.S. Treasury and obligations of those agencies or instrumentalities of the U.S. government interest income from which is generally not subject to state and local income taxes.

          Illiquid Securities
          -------------------

          Each Fund will not knowingly invest more than 10% of the value of its net assets in securities that are illiquid. A security will be considered illiquid if it may not be disposed of within seven days at approximately the value at which the particular Fund has valued the security. Each Fund may purchase securities which are not registered under the Securities Act of 1933, as amended (the "Act"), but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is determined by the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers are no longer interested in purchasing these restricted securities.

          Insured Municipal Securities
          ----------------------------

          The New York Tax-Exempt Money Fund may purchase Municipal Securities which are insured as to timely payment of principal and interest at the time of purchase. The insurance policies will usually be obtained by the issuer of the bond at the time of its original issuance. Bonds of this type will be acquired only if at the time of purchase they satisfy quality requirements generally applicable to Municipal Securities. Although insurance coverage for the Municipal Securities held by the Fund reduces credit risk by insuring that the Fund will receive timely payment of principal and interest, it does not protect against market fluctuations caused by changes in interest rates and other factors. The Fund may invest more than 25% of its net assets in Municipal Securities covered by insurance policies.

          Investment Company Securities
          -----------------------------

          The Funds may invest in securities issued by other investment companies which invest in high-quality, short-term securities and which determine their net asset value per share based on the amortized cost or penny-rounding method (i.e., money market funds). The Tax-Exempt Funds normally will invest in securities of investment companies only if such companies invest primarily in high-quality, short-term Municipal Securities. The Government Money and Treasury Money Funds intend to limit their acquisition of shares of other investment companies to those companies which are themselves permitted to invest only in securities which may be acquired by the respective Funds. Securities of other investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act. Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative. Any change by the Funds in the future with respect to their policies concerning investments in securities issued by other investment companies will be made only in accordance with the requirements of the 1940 Act.

          The Funds may also invest in SPDRs. SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). There is a 5% limit based on total assets on investments by any one Fund in SPDRs. The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

          SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Fund must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Fund will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

          The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Funds could result in losses on SPDRs.

          Money Market Instruments
          ------------------------

          "Money market instruments" that may be purchased by the Money, Government Money, Tax-Exempt Money and New York Tax-Exempt Money Funds in accordance with their investment objectives and policies include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

          Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and issued by a U.S.

bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Bank obligations acquired by the Money Fund may also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Investments in bank obligations are limited to the obligations of financial institutions having more than $2 billion in total assets at the time of purchase. Investments in bank obligations of foreign branches of domestic financial institutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of the Fund's total assets may be invested in any one branch, and that no more than 20% of the Fund's total assets at the time of purchase may be invested in the aggregate in such obligations. Investments in non-negotiable time deposits are limited to no more than 5% of the value of a Fund's total assets at time of purchase, and are further subject to the overall 10% limit on illiquid securities described below under "Illiquid Securities."

          Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject the Money Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Adviser believes that the credit risk with respect to the instrument is minimal.


          Municipal Securities
          --------------------

          Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term "Municipal Securities" only if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

          The two principal classifications of Municipal Securities which may be held by the Tax-Exempt Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as user fees of the facility being financed.

          Each Tax-Exempt Fund's portfolio may also include "moral obligation" securities, which are usually issued by public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund - the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by a Tax-Exempt Fund.


          The Tax-Exempt Funds may purchase custodial receipts evidencing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Securities. In general, such "stripped" Municipal Securities are offered at a substantial discount in relation to the principal and/or interest payments which the holders of the receipt will receive. To the extent that such discount does not produce a yield to maturity for the investor that exceeds the original tax-exempt yield on the underlying Municipal Security, such yield will be exempt from federal income tax for such investor to the same extent as interest on the underlying Municipal Security. The Tax-Exempt Funds intend to purchase custodial receipts and "stripped" Municipal Securities only when the yield thereon will be, as described above, exempt from federal income tax to the same extent as interest on the underlying Municipal Securities.

          There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs such as Moody's and S&P described in the Appendix hereto represent their opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate, and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

          The payment of principal and interest on most securities purchased by the Tax-Exempt Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities, and each multi-state agency of which a state is a member, is a separate "issuer" as that term is used in this Statement of Additional Information. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

          Private activity bonds are issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. Private activity bonds held by the Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Consequently, the credit quality of these obligations is usually directly related to the credit standing of the corporate user of the facility involved.

          Among other instruments, the Tax-Exempt Funds may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds, to the extent consistent with the applicable maturity restrictions.

          The New York Tax-Exempt Money Fund may invest in tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts, partnership interests, floating rate trust receipts or other forms. A typical tax-exempt derivative security involves the purchase of an interest in a Municipal Security or a pool of Municipal Securities which interest includes a tender option, demand or other feature. Together, these features entitle the holder of the interest to tender (or put) the underlying Municipal Security to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Securities are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal security at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond's fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment.

          Before purchasing a tax-exempt derivative for the New York Tax-Exempt Money Fund, the Adviser is required by the Fund's Amortized Cost Procedures to conclude that the tax-exempt security and the supporting short-term obligation involve minimal credit risks and are Eligible Securities under the Procedures. In evaluating the creditworthiness of the entity obligated to purchase the tax-exempt security, the Adviser will review periodically the entity's relevant financial information.

          Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax (and, with respect to New York Municipal Securities, to the exemption of interest thereon from New York State and New York City personal income taxes) are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the New

York Tax-Exempt Money Fund from tax-exempt derivatives are rendered by counsel to the respective sponsors of such derivatives. The Funds and the Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Securities, the creation of any tax-exempt derivative securities, or the bases for such opinions.


          Repurchase Agreements
          ---------------------

          The Money, Government Money, Tax-Exempt Money and New York Tax-Exempt Money Funds may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). The Funds will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Adviser. The Funds will not enter into repurchase agreements with the Adviser or any of its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be considered illiquid securities and will be subject to the limitations described below under "Illiquid Securities." The repurchase price under a repurchase agreement generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

          Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Repurchase agreements are considered loans by a Fund under the 1940 Act. Income on repurchase agreements will be taxable.

          Securities Lending
          ------------------

          To increase return on their portfolio securities, the Money and Government Money Funds may lend their portfolio securities to broker/dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards of these Funds, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total assets. When a Fund lends its securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to lent securities pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

          There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

          Stand-By Commitments
          --------------------

          Each Tax-Exempt Fund may acquire "stand-by commitments" with respect to Municipal Securities held by it. Under a "stand-by commitment," a dealer or bank agrees to purchase at the Fund's option, specified Municipal Securities at a specified price. The amount payable to a Fund upon its exercise of a "stand-by commitment" is normally (i) the Fund's acquisition cost of the Municipal Securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus
(ii) all interest accrued on the securities since the last interest payment date during that period. "Stand-by commitments" are exercisable by the Tax-Exempt Funds at any time before the maturity of the underlying Municipal Securities, and may be sold, transferred or assigned by a Fund only with the underlying instruments.

          The Tax-Exempt Funds expect that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a "stand-by commitment" either separately in cash or by paying a higher price for securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). When a Tax-Exempt Fund has paid any consideration directly or indirectly for a "stand-by commitment," its cost will be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

          The Tax-Exempt Funds intend to enter into "stand-by commitments" only with banks and broker/dealers which, in the Adviser's opinion, present minimal credit risks. In evaluating the creditworthiness of the issuer of a "stand-by commitment," the Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information. The Tax-Exempt Funds will acquire "stand-by commitments" solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. "Stand-by commitments" acquired by a Tax-Exempt Fund would be valued at zero in determining the Fund's net asset value.

          Variable and Floating Rate Instruments
          --------------------------------------

          Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instrument purchased by a Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a

Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument. While the Funds in general will invest only in securities that mature within 13 months of the date of purchase, they may invest in variable and floating rate instruments which have nominal maturities in excess of 13 months if such instruments have demand features that comply with conditions established by the Securities and Exchange Commission (the "SEC").

          Some of the instruments purchased by the Government Money and Treasury Money Funds may also be issued as variable and floating rate instruments. However, since they are issued or guaranteed by the U.S. government or its agencies or instrumentalities, they may have a more active secondary market.

          The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers of variable and floating rate instruments and will continuously monitor their financial ability to meet payment on demand. In determining dollar-weighted average portfolio maturity and whether a variable or floating rate instrument has a remaining maturity of 13 months or less, the maturity of each instrument will be computed in accordance with guidelines established by the SEC.

          When-Issued and Forward Transactions
          ------------------------------------

          Each Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When a Fund agrees to purchase securities on a "when-issued" or "forward commitment" basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

          It is expected that "forward commitments" and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets absent unusual market conditions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases and "forward commitments" for speculative purposes, but only in furtherance of their investment objectives.

          A Fund will purchase securities on a "when-issued" or "forward commitment" basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or "forward commitment" transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a "forward commitment" to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.


          Miscellaneous
          -------------

          The Money, Government Money, Treasury Money and Tax-Exempt Money Funds may not invest in oil, gas, or mineral leases.

Special Considerations Relating to New York Municipal Securities
----------------------------------------------------------------

          Some of the significant financial considerations relating to the New York Tax Exempt Fund's investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from the Annual Information Statement of the State of New York as supplemented and contained in official statements relating to issues of New York Municipal Obligations that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

          The State of New York's current fiscal year began on April 1, 2001 and ends on March 31, 2002. The most recent published update to the Annual Information Statement was May 25, 2001.


          State Economy.  New York is one of the most populous states in the
          -------------
nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

          Relative to the nation, the State has a smaller share of manufacturing and construction and a larger share of service-related industries. The State's finance, insurance and real estate share, as measured by wages, is particularly large relative to the nation. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector.

          The forecast of the State's economy shows continued expansion throughout 2001. Continued growth is projected for 2001 and 2002 in employment, wages and personal income, although the growth will moderate significantly from the 2000 pace. Personal income is estimated to have grown by 7.7 percent in 2000, fueled in part by a large increase in financial- sector bonus payments at the beginning of the year and strong growth in total employment. Personal income is projected to grow 4.5 percent in 2001 and 3.9 percent in 2002. Bonus payments are projected to grow 2.4 percent in 2001 and 3.6 percent in 2002, representing distinctly lower growth than the 19.4 percent for 2000. Lower bonus growth is partly due to the volatility of the stock markets and weaker securities industry activity. Another factor contributing to the weaker personal income growth in 2001 and 2002 is the reduced growth rate of non-wage income, which is projected to be lower due to general economic slowdown. Overall, employment is expected to grow at a more modest rate than in 2000, reflecting the slowdown in the national economy, continued fiscal restraint and restructuring in the manufacturing, health care, social services and financial sectors.

          Given the importance of the securities industry to the New York State economy, a significant change in stock market performance during the forecast horizon could result in financial sector profits and bonuses that are significantly different from those embodied in the forecast. Any actions by the Federal Reserve Board to moderate inflation by increasing interest rates more than anticipated may have an adverse impact in New York given the sensitivity of financial markets to interest rate shifts and the prominence of these markets in the New York economy. In addition, there is a possibility that greater-than-anticipated mergers, downsizing, and relocation of firms caused by deregulation and global competition may have a significant adverse effect on employment growth.


          There can be no assurance that the State economy will not experience worse-than-predicted results, with corresponding material and adverse effects on the State's projections of receipts and disbursements.


          State Budget.  The State Constitution requires the governor (the
          ------------
"Governor") to submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all monies and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

          State law requires the Governor to propose a balanced budget each year. In recent years, the State has closed projected budget gaps of $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than
$1 billion (1998-99 and 1999-2000).

          The State issued the third quarterly update of the 2000-01 Financial Plan on January 16, 2001 in conjunction with its release of the 2001-02 Executive Budget. The Governor presented his 2001-02 Executive Budget to the Legislature on January 16, 2001. The State Constitution permits the Governor to submit amendments to the Executive Budget within 30 days of submission, and the Governor submitted such amendments on February 13, 2001, at which time the Division of the Budget ("DOB") issued a revised Financial Plan that incorporated the proposed amendments.

          The State ended its 2000-2001 fiscal year on March 31, 2001 with an available cash surplus of $2.73 billion in the General Fund as reported by DOB. Of this balance, $80 million from the surplus was deposited into the State's Tax Stabilization Reserve Fund (the sixth consecutive annual deposit). The Governor has proposed setting aside $1.48 billion from the 2000-01 fiscal year surplus to guard against economic uncertainties. In addition, the State has another $627 million available in the Tax Stabilization Reserve Fund.

          The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

          General Fund receipts, including transfers from other funds, totaled $39.88 billion for the 2000-01 fiscal year, an increase of $2.49 billion (6.7 percent) over fiscal year 1999-2000 results. General Fund disbursements, including transfers to other funds, totaled $39.70 billion for the 2000-01 fiscal year, an increase of $2.53 billion (6.8 percent) from the 1999-2000 fiscal year.

          The 2001-02 Financial Plan projects receipts in excess of disbursements on a cash basis in the General Fund, after accounting for the transfer of available receipts from 2000-01 to 2001-02 through the refund reserve account. Under the Governor's Executive Budget, total General Fund receipts, including transfers from other funds, are projected at $42.66 billion, an increase of $2.54 billion, or 6.0 percent, over 2000-01. General Fund disbursements, including transfers to other funds, are projected to grow by 3.6 percent to $41.34 billion, an increase of $1.45 billion over the revised 2000-01 projections. State Funds spending (the portion of the budget supported exclusively by State taxes, fees and revenues) is projected to total $57.39 billion, an increase of $2.68 billion or 4.9 percent. Spending from all Governmental Funds is expected to grow by 5.3 percent, increasing by $4.19 billion to $83.62 billion.

          Growth in spending occurs throughout the 2001-02 Financial Plan, with education programs receiving the largest share of increased funding. School aid is projected at $12.13 billion, $612 million or 5.3 percent over the prior year (on a State fiscal year basis). Outside of education, the largest growth in spending is for State operations ($507 million) and general State charges ($104 million).

          The 2001-02 Financial Plan projects a closing balance in the General Fund of $2.26 billion, comprised of $1.28 billion in new reserve for economic uncertainties proposed by the Governor; $627 million in the Tax Stabilization Reserve Fund ("TSRF"); $150 million in the Contingency Reserve Fund ("CRF") (which helps offset litigation risks); $188 million in the Community Projects Fund ("CPF") (which finances legislative initiatives); and $14 million in the Universal Pre-Kindergarten Fund.

          For the 2000-01 fiscal year, the closing balance in the General Fund was $1.10 billion. This closing balance is comprised of $627 million in TSRF (after an $80 million deposit in 2000-01); $150 million in CRF; $292 million in the CPF; and $29 million in the Universal Pre-Kindergarten Fund. In addition to the $1.10 billion balance in the General Fund, the State had $3.52 billion in the tax refund reserve account at the end of 2000-01. The closing balance excludes a $1.2 billion for reserve in the School Tax Relief (STAR) Special Revenue Fund and $250 million in the Debt Reduction Reserve Fund ("DRRF").

          Several developments arising from negotiations on the budget will affect State finances in subsequent years. First, a portion of Legislative additions to the 2000-01 Executive Budget will recur at higher spending levels in 2001-02 and beyond, including increased funding for school aid, tuition assistance, and prescription drug coverage for the elderly. Second, the Legislature enacted the Debt Reform Act of 2000 ("Debt Reform Act"). The Debt Reform Act, which applies to new State-supported debt issued on or after April 1, 2000, imposes caps on new debt outstanding and new debt service costs, restricts the use of debt to capital purposes only, and restricts the maximum term of State debt issuances to no more than 30 years. The State's projected levels of debt issuances and debt service costs for 2000-01 and 2001-02 are well below the debt caps and limitations imposed by the Debt Reform Act.

          Finally, the State adopted an additional tax relief package that will reduce tax receipts by $1.2 billion when fully effective; this package includes the elimination or reduction of gross receipts tax on energy ($330 million), the expansion of the "Power for Jobs" energy tax credit program ($125 million), a college tuition deduction or credit taken against personal income taxes ($200 million), and reduction of the marriage penalty for taxpayers who file jointly ($200 million).

          The 2000-01 Financial Plan reflects the use of resources from the Health Care Reform Act of 2000 ("HCRA 2000") that will help finance several health and mental hygiene programs in Special Revenue Funds, including prescription drug assistance for the elderly, supplemental Medicare insurance, and other public health services.

          Despite recent budgetary surpluses recorded by the State, actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, and actions by the federal government could impact projected budget gaps for the State. These gaps would result from a disparity between recurring revenues and the costs of increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and, under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years. There can also be no assurance that the Legislature will enact into law the Governor's Executive Budget, as amended, or that the State's adopted budget projections will not differ materially and adversely from the projections set forth therein.

          Over the long term, uncertainties with regard to the economy present the largest potential risk to future budget balance in New York State. For example, a downturn in the financial markets or the wider economy is possible, a risk that is heightened by the lengthy expansion currently underway. The securities industry is more important to the New York economy than the national economy as a whole, potentially amplifying the impact of an economic downturn.
A large change in stock market performance during the forecast horizon could result in wage, bonus, and unemployment levels that are significantly different from those embodied in the State's Financial Plans forecasts. Merging and downsizing by firms, as a consequence of deregulation or continued foreign competition, may also have more significant adverse effects on employment than expected.

          An ongoing risk to the 2001-02 Financial Plan arises from the potential impact of certain litigation and federal disallowances now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements. The 2000-01 Financial Plan contained projected reserves of $150 million in 2001-02 for such events, but assumed no significant federal disallowances or other federal actions that could affect State finances.

          The Health Care Financing Administration issued a final rule on January 12, 2001 that modified the manner in which states are required to
calculate their Medicaid Upper Payment Limit methodology.   It is anticipated
that the implementation of this rule would require the State to phase-out most of its nursing home Intergovernmental Transfer payments over a five-year period beginning in fiscal year 2002-03. Upon full implementation of this rule, the net impact is expected to result in an annual loss of $351 million for the State and $88 million for local governments.

          The State's Financial Plans assume the availability of certain resources to finance portions of General Fund spending for fringe benefits, health and welfare programs. These resources could become unavailable or decrease, placing additional pressures on budget balance.

          Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and organizations that are not subject to the State's control. The State Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. The DOB believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable.
The projections assume no changes in federal tax law, which could substantially alter the current receipts forecast. In addition, these projections do not include funding for new collective bargaining agreements after the current contracts expire. Actual results, however, could differ materially and adversely from their projections, and those projections may be changed materially and adversely from time to time.

          The State's historical financial results for the 1999-2000 are as follows. The State ended its 1999-2000 fiscal year in balance on a cash basis, with a General Fund cash-basis surplus of $1.51 billion as reported by DOB. As in recent years, strong growth in receipts above forecasted amounts produced most of the year-end surplus. Spending was also modestly below projections, further adding to the surplus.

          The State reported a closing balance of $1.17 billion in the General Fund, an increase of $275 million over the closing balance from the prior year. The balance was held in four accounts within the General Fund: the TSRF, the CRF, the DRRF and the CPF. The balance is comprised of $547 million in the TSRF after a deposit of $74 million in 1999-2000; $107 million in the CRF; $250 million in the DRRF; and $263 million in the CPF.

          The closing fund balance excludes $3.97 billion that the State deposited into the tax refund reserve account at the close of 1999-2000 to pay for tax refunds in 2000-01 of which $521 million was made available as a result of the Local Government Assistance Corporation ("LGAC") financing program and was required to be on deposit as of March 31, 2000. The tax refund reserve account transaction has the effect of decreasing reported personal income tax receipts in 1999-2000, while increasing reported receipts in 2000-01.

          General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1999-2000 fiscal year totaled $37.40 billion, an increase of 1.6 percent over 1998-99. General Fund disbursements and transfers to other funds totaled $37.17 billion, an increase of 1.6 percent from the prior fiscal year.


          Debt Limits and Outstanding Debt.  There are a number of methods by
          --------------------------------
which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

          The State may undertake short-term borrowings without voter approval
(i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

          The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the LGAC to restructure the way the State makes certain local aid payments.

          Sustained growth in the State's economy could contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than-expected entitlement spending. In the past, the State has taken management actions to address potential financial plan shortfalls, and DOB believes it could take similar actions should adverse variances occur in its projections for the current fiscal year.

          On January 13, 1992, S&P reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On March 5, 1999, S&P affirmed its A rating on the State's outstanding bonds. On March 10, 2000, S&P assigned its A+ rating on New York State's long-term general obligations. On December 19, 2000, S&P assigned its AA rating on New York State's long-term general obligations.

          On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness. On March 20, 1998, Moody's assigned the highest commercial paper rating of P-1 to the short-term notes of the State. On March 5, 1999, Moody's affirmed its A2 rating with a stable outlook to the State's general obligations. In June 2000, Moody's revised its outlook on the State's general obligations from stable to positive.


          New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

          Litigation.  The legal proceedings listed below involve State finances
          ----------
and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are substantial, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 2000-01 fiscal year or thereafter. The State will describe newly initiated proceedings which the State believes to be material, as well as any material and adverse developments in the listed proceedings, in updates or supplements to its Annual Information Statement.

          Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) action seeking enforcement of certain sales and excise taxes and tobacco products and motor fuel sold to non-Indian consumers on Indian reservations; (4) a challenge to the Governor's application of his constitutional line item veto authority; (5) a civil rights action alleging that Yonkers and its public schools were intentionally segregated; (6) a challenge to the funding for New York City public schools; and (7) a challenge as to the adequacy of the shelter allowance granted to recipients of public assistance.

          Adverse developments in the proceedings described above, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2000-01 Financial Plan. The State believes that the proposed 2000-01 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2000-01 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2000-01 Financial Plan resources available for the payment of judgments, and could therefore affect the ability of the State to maintain a balanced 2000-01 Financial
Plan.


          Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

          On November 23, 1998, the attorneys general for forty-six states (including New York) entered into a master settlement agreement ("MSA") with the nation's largest tobacco manufacturers. Under the terms of the MSA, the states agreed to release the manufacturers from all smoking-related claims in exchange for specified payments and the imposition of restrictions on tobacco advertising and marketing. New York is projected to receive $25 billion over 25 years under the MSA, with payments apportioned among the State (51 percent), counties (22 percent), and New York City (27 percent). The projected payments are an estimate and subject to adjustments for, among other things, the annual change in the volume of cigarette shipments and the rate of inflation. From 1999-2000 through 2002-03, the State expects to receive $1.54 billion under the nationwide settlement with cigarette manufacturers. Counties, including New York City, will receive settlement payments of $1.47 billion over the same period.

          The State plans to use $1.29 billion in tobacco settlement money over the next three years to finance health programs under HCRA 2000 ($1.01 billion) and projected increased costs in Medicaid ($274 million). The remaining $250 million in one-time tobacco payments from 1999-2000 will be deposited to DRRF.


          Authorities.  The fiscal stability of New York State is related, in
          -----------
part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related.

          Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.





          For purposes of analyzing the financial condition of the State, debt of the State and of certain public authorities may be classified as State-supported debt, which includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated tax sources, and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as State-related debt, includes State-supported debt, as well as certain types of contingent obligations, including moral obligation financings, certain contingent contractual-obligation financing arrangements, and State-guaranteed debt described above, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances.


          New York City and Other Localities.  The fiscal health of the State
          ----------------------------------
may also be impacted by the fiscal health of its localities, particularly the City, which has required and continues to require significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the federal budget negotiation process could result in a reduction in or a delay in the receipt of federal grants which could have additional adverse effects on the City's cash flow or revenues.


          In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P.

          On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On February 3, 1998 and again on May 27, 1998, S&P assigned a BBB+ rating to the City's general obligation debt and placed the ratings on CreditWatch with positive implications. On March 9, 1999, S&P assigned it's A-rating to Series 1999H of New York City general obligation bonds and affirmed the A-rating on various previously issued New York City bonds.

          Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On February 25, 1998, Moody's upgraded approximately $28 billion of the City's general obligations from Baa1 to A3. On June 9, 1998, Moody's affirmed its A3 rating to the City's general obligations and stated that its outlook was stable. In August 2000, Moody's upgraded approximately $26 billion of the City's general obligations from A3 to A2.


          On March 8, 1999, Fitch IBCA upgraded New York City's $26 billion outstanding general obligation bonds from A- to A. Subsequent to that time, the City's general obligation bonds have not been downgraded by Fitch IBCA.

          In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York ("NYC MAC") to provide financing assistance to the City; the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986, during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the control period in 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence, or "substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

          Currently, the City and its Covered Organizations (i.e., those organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the City's Financial Plan. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps.
The City's projections set forth in its Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

          New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. Although the City has consistently maintained balanced budgets and is projected to achieve balanced operating results for the current fiscal year, there can be no assurance that the gap-closing actions proposed in its Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

          The projections set forth in the City's Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the Health and Hospitals Corporation and the BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and federal aid and mandate relief and the impact on City revenues and expenditures of federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

          To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City's infrastructure and other capital needs and to refinance existing debt, as well as to finance seasonal needs. In City fiscal years 1997-98, 1998-99 and 1999-2000, the State Constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent disruptions in the capital program, two actions were taken to increase the City's capital financing capacity: (i) the State Legislature created the New York City Transitional Finance Authority ("TFA") in 1997, and (ii) in 1999, the City created TSASC, Inc., a not-for-profit corporation empowered to issue tax-exempt debt backed by tobacco settlement revenues. Despite these actions, the City, in order to continue its capital program, will need additional financing capacity beginning in City fiscal year 2000-01, which could be provided through increasing the borrowing authority of the TFA or amending the State constitutional debt limit for City fiscal year 2001-02 and thereafter.

          The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.


          Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the fiscal year.


          Municipalities and school districts have engaged in substantial short-term and long-term borrowings. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.

          From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing the State assistance in the future.


                             INVESTMENT LIMITATIONS
                             ----------------------

          The investment limitations enumerated in paragraphs (1) through (28) are matters of fundamental policy. Fundamental investment limitations may be changed with respect to a Fund only by a vote of the holders of a majority of such Fund's outstanding shares. The investment limitations enumerated in paragraphs (29) through (32) are matters of operating policy. Investment limitations which are "operating policies" with respect to the Funds may be changed by the Companies' Boards of Directors without shareholder approval. As used herein, a "vote of the holders of a majority of the outstanding shares" of a Company or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of such Company or such Fund, or (b) 67% or more of the shares of such Company or such Fund present at a meeting if more than 50% of the outstanding shares of such Company or such Fund are represented at the meeting in person or by proxy.

          No Fund may:

          1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as the Taxable Funds might be deemed to be underwriters upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities; and except to the extent that purchase by the Tax-Exempt Money Fund of Municipal Securities or other securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting; and except to the extent that purchase by the New York Tax-Exempt Money Fund of securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting;

          2. Purchase or sell real estate, except that each Taxable Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate; and except that the Tax-Exempt Money Fund may invest in Municipal Securities secured by real estate or interests therein; and except that the New York Tax-Exempt Money Fund may invest in securities secured by real estate or interests therein;

          3. Purchase or sell commodities or commodity contracts, or invest in oil, gas, or other mineral exploration or development programs; and

          4. Issue any senior securities, except insofar as any borrowing in accordance with a Fund's investment limitations might be considered to be the issuance of a senior security.

          Each of the Money, Government Money, Treasury Money and Tax-Exempt Money Funds may not:

          5. Purchase securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, provided that up to 25% of the value of each Fund's total assets may be invested without regard to this 5% limitation; notwithstanding the foregoing restriction, each Fund may invest without regard to the 5% limitation in Government Securities (as defined in the 1940 Act) and as otherwise permitted in accordance with Rule 2a-7 under the 1940 Act or any successor rule;

          6. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) A Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

          7. Purchase securities on margin, make short sales of securities, or maintain a short position; and

          8. Invest in or sell puts, calls, straddles, spreads, or any combination thereof.

          Each of the Money, Government Money and Treasury Money Funds may not:

          9. Make loans, except that (i) each Fund may purchase or hold debt securities in accordance with its investment objective and policies, and the Money Fund and the Government Money Fund may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and (ii) the Money Fund and the Government Money Fund may lend portfolio securities in an amount not exceeding 30% of their total assets;

          10. Invest in bank obligations having remaining maturities in excess of one year, except that securities subject to repurchase agreements may bear longer maturities;

          11. Invest in companies for the purpose of exercising management or control;

          12. Invest more than 5% of a Fund's total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years;

          13. Purchase foreign securities; except the Money Fund may purchase certificates of deposit, bankers' acceptances, or other similar obligations issued by domestic branches of foreign banks and foreign branches of U.S. banks in an amount not to exceed 20% of its total net assets;

          14. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act;

          15. Invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks, if immediately after such purchase (i) more than 5% of the value of a Fund's total assets would be invested in obligations of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of its total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks;

          16. Purchase any securities which would cause more than 25% of the value of a Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to securities issued or guaranteed by the U.S. government or domestic bank obligations, and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy; and

          17. Knowingly invest more than 10% of the value of a Fund's total assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities, and other securities for which market quotations are not readily available.

          The Tax-Exempt Money Market and New York Tax-Exempt Money Market Funds may not:

          18. Under normal circumstances, (i) invest less than 80% of their respective assets in investments the income from which is exempt, as applicable, from federal income tax or from both federal and state income tax; or (ii) invest their respective assets so that less than 80% of the income that they distribute will be exempt, as applicable, from federal income tax or from both federal and state income tax.

          The Tax-Exempt Money Fund may not:

          19. Make loans, except that the Fund may purchase or hold debt obligations in accordance with its investment objective, policies, and limitations;

          20. Invest in industrial revenue bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation;

          21. Knowingly invest more than 10% of the value of its total assets in securities which may be illiquid in light of legal or contractual restrictions on resale or the absence of readily available market quotations;

          22. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to domestic bank obligations or securities issued or guaranteed by the United States, any state or territory, any possession of the U.S. government, the District of Columbia, or any of their authorities, agencies, instrumentalities, or political subdivisions; and

          23. Purchase securities of other investment companies (except as part of a merger, consolidation or reorganization or purchase of assets approved by the Fund's shareholders), provided that the Fund may purchase shares of any registered, open-end investment company, if immediately after any such purchase, the Fund does not (a) own more than 3% of the outstanding voting stock of any one investment company, (b) invest more than 5% of the value of its total assets in the securities of any one investment company, or (c) invest more than 10% of the value of its total assets in the aggregate in securities of investment companies.

          The New York Tax-Exempt Money Fund may not:

          24. Make loans, except that the Fund may purchase or hold debt obligations in accordance with its investment objective, policies, and limitations;

          25. Invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, except during defensive periods or periods of unusual market conditions;

          26. Borrow money or mortgage, pledge, or hypothecate its assets except to the extent permitted under the 1940 Act; and

          27. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to domestic bank obligations or securities issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such securities.

          The Treasury Money Fund may not:

          28. Purchase securities other than obligations issued or guaranteed by the U.S. Treasury or an agency or instrumentality of the U.S. government and securities issued by investment companies that invest in such obligations.

          In addition, the New York Tax-Exempt Money Fund is subject to the following operating policies. The New York Tax-Exempt Money Fund may not:

          29. Purchase securities on margin, make short sales of securities, or maintain a short position, except that the Fund may obtain short-term credit as may be necessary for the clearance of portfolio transactions;

          30. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act;

          31. Invest in companies for the purpose of exercising management or control; and

          32. Invest more than 10% of its net assets in illiquid securities.

                                    *  *  *

          Generally, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not constitute a violation of such limitation. However, with respect to Investment Limitation No. 18, the limitation shall be measured at the time of the investment; provided that, if subsequent to the investment, the requirement is no longer met, the Fund's future investments will be made in a manner that will bring it into compliance with the requirement.

          For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.


          In Investment Limitation No. 5 above: (a) a security is considered to be issued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user;
(b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States, or any certificate of deposit for any of the foregoing, are deemed to be Government Securities.

          Notwithstanding Investment Limitations Nos. 17, 21 and 32 above, the Companies intend to limit the Funds' investments in illiquid securities to 10% of each Fund's net (rather than total) assets.

          Notwithstanding the proviso in Investment Limitation No. 22, to the extent that the Tax-Exempt Money Fund has invested more than 20% of the value of its assets in taxable securities on a temporary defensive basis, the industry diversification limitation in Investment Limitation No. 22 shall apply to taxable securities issued or guaranteed by any state, territory, or possession of the U.S. government, the District of Columbia, or any of their authorities, agencies, instrumentalities, or political subdivisions.


          In order to obtain a rating from a rating organization, a Fund will comply with special investment limitations.


                         NET ASSET VALUE AND NET INCOME
                         ------------------------------

          The Companies use the amortized cost method of valuation to value Shares in the Funds. Pursuant to this method, a security is valued at its cost initially, and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund involved would receive if it sold the security. The market value of portfolio securities held by the Funds can be expected to vary inversely with changes in prevailing interest rates.

          The Funds invest only in high-quality instruments and maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a constant net asset value per Share. The Funds will not purchase any security deemed to have a remaining maturity of more than 13 months within the meaning of the 1940 Act or maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Companies' Boards of Directors have established procedures that are intended to stabilize the net asset value per Share of each Fund for purposes of sales and redemptions at $1.00. These procedures include the determination, at such intervals as the Boards deem appropriate, of the extent, if any, to which the net asset value per Share of a Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one half of one percent, the Boards of Directors will promptly consider what action, if any, should be initiated.
If the Boards of Directors believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take appropriate steps to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming Shares in kind; reducing the number of the Fund's outstanding Shares without monetary consideration; or utilizing a net asset value per Share determined by using available market quotations.

          Net income of each of the Funds for dividend purposes consists of (i) interest accrued and discount earned on a Fund's assets, less (ii) amortization of market premium on such assets, accrued expenses directly attributable to the Fund, and the general expenses or the expenses common to more than one portfolio of a Company (e.g., administrative, legal, accounting, and directors' fees) prorated to each portfolio of the Company on the basis of their relative net assets.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                ----------------------------------------------

Distributor
-----------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a registered broker-dealer and the Companies' sponsor and distributor. The Distributor is a wholly-owned subsidiary of Federated Investors, Inc. and is located at 5800 Corporate Drive, Pittsburgh, PA 15237-5829. The Distributor has agreed to use appropriate efforts to solicit all purchase orders.

          At various times the Distributor may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily intended to result in sales of Shares of the

Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

          In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational support. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and engineering computer software programs that emphasize the attributes of the Funds. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

Purchase of Shares
------------------

          Shares of the Funds are offered for sale at their net asset value per Share next computed after a purchase request is received in good order by the Companies' transfer agent or by an authorized broker or designated intermediary. The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.


          Shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors or to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          Institutional Shares may be purchased directly only by financial institutions ("Institutional Investors"). Retail Shares may be purchased directly by individuals ("Direct Investors") or by Institutional Investors (collectively with Direct Investors, "Investors"). Retail Shares may also be purchased by Customers of the Adviser, its affiliates and correspondent banks, and other Shareholder Organizations that have entered into agreements with the Companies.

          A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase requests for its Customers and to transmit, on a timely basis, payment for such requests to Boston Financial Data Services, Inc. ("BFDS"), in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases (and redemptions) will be sent by BFDS to the particular Shareholder Organization. As an alternative, a Shareholder Organization may elect to establish its Customers' accounts of record with BFDS. In this event, even if the Shareholder Organization continues to place its Customers' purchase (and redemption) requests with the Funds, BFDS will send confirmations of such transactions and periodic account statements directly to the shareholders of record. Shares in the Funds bear the expense of fees payable to Shareholder Organizations for such services. See "Shareholder Organizations."

Redemption Procedures
---------------------

          Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in a Fund in accordance with procedures governing their accounts at the Shareholder Organizations. It is the responsibility of the Shareholder Organizations to transmit redemption requests to BFDS and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption requests for Institutional Investors must be transmitted to BFDS by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemption payments to Shareholder Organizations or Institutional Investors is imposed by the Companies, although Shareholder Organizations may charge a Customer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Organizations. An Investor redeeming Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such Investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accordance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with BFDS).


          Shares may be redeemed by an Investor by submitting a written request for redemption to:

          Excelsior Funds, Inc. (or Excelsior Tax-Exempt Funds, Inc.) c/o Boston Financial Data Services, Inc.
          P.O. Box 8529
          Boston, MA 02266-8529

          As discussed in the Prospectus, a redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by BFDS in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Medallion Program ("STAMP") in order to be approved by BFDS pursuant to the Signature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from BFDS at (800) 446-1012 or at the address given above.

BFDS may require additional supporting documents for redemptions. A redemption request will not be deemed to be properly received until BFDS receives all required documents in good order. Payment for Retail Shares redeemed will ordinarily be made by mail within five Business Days after receipt by BFDS of the redemption request in good order. Payment for Institutional Shares redeemed will normally be sent the next Business Day after receipt by BFDS of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to BFDS at (800) 446-1012 (from overseas, call (617) 483-7297).

Investors who have so indicated on the Application, or have subsequently arranged in writing to do so, may redeem Shares by instructing BFDS by wire or telephone to wire the redemption proceeds directly to the Investor's account at any commercial bank in the United States. Institutional Investors may also redeem Shares by instructing BFDS by telephone at (800) 881-9358 or by terminal access.

          During periods of substantial economic or market change, telephone redemptions may be difficult to complete. If an Investor is unable to contact BFDS by telephone, the Investor may also deliver the redemption request to BFDS in writing at the address noted above.


Other Redemption Information
----------------------------

          Except as described in "Investor Programs" below, Investors may be required to redeem Shares in a Fund after 60 days' written notice if due to Investor redemptions the balance in the particular account with respect to the Fund remains below $500. If a Customer has agreed with a particular Shareholder Organization to maintain a minimum balance in his or her account at the institution with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organization to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

          The Companies may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the New York Stock Exchange ("NYSE") is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.


          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

          The Companies reserve the right to honor any request for redemption or repurchase of a Fund's Shares by making payment in whole or in part in securities chosen by the Companies and valued in the same way as they would be valued for purposes of computing a Fund's net asset value (a "redemption in kind"). If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Each Company has filed a notice of election with the SEC under Rule 18f-1 of the 1940 Act. Therefore, a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

          Under certain circumstances, the Companies may, in their discretion, accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide
                                                                 ---------
reorganization or statutory merger, or other transactions involving securities that meet the investment objective and policies of any Fund acquiring such securities.

                               INVESTOR PROGRAMS
                               -----------------

Systematic Withdrawal Plan
--------------------------

          An Investor who owns Retail Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The Investor may request:

          (1)  A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4)  A declining-balance withdrawal.

          Prior to participating in a Systematic Withdrawal Plan, the Investor must deposit any outstanding certificates for Retail Shares with BFDS. Under this Plan, dividends and distributions are automatically reinvested in additional Retail Shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Retail Shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Retail Shares and the appreciation of the Investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An Investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the same Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.


Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Retail Shares having a value of at least $500 for Shares of any other portfolio of the Companies or for Shares of Excelsior Funds Trust. Institutional Shares may be exchanged for Institutional Shares of any portfolio of Excelsior Funds Trust. An exchange involves a redemption of all or a portion of the shares in a Fund and the investment of the redemption proceeds in shares of another portfolio. The redemption will be made at the per share net asset value of the shares being redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order.

          Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Funds Trust. However, certain exchanges may be subject to a 2.00% redemption fee. See Excelsior Fund's International Funds Prospectus and Excelsior Funds

Trust's Institutional Shares Prospectus. In order to prevent abuse of the exchange privilege to the disadvantage of other shareholders, the Companies and Excelsior Funds Trust reserve the right to limit the number of exchange requests of Investors to no more than six per year. The Companies may also refuse an exchange request if they determine that such exchange would not be in the best interest of a Fund or its shareholders. The Companies and Excelsior Funds Trust may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.


          For federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the shares to be given up in exchange is more or less than the basis in such shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of shares in his or her tax basis for such shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such shares. However, if the shareholder effects an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and is able to reduce the sales load otherwise applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares but may be included (subject to the limitation) in the tax basis of the new shares.

Retirement Plans
----------------

          Shares are available for purchase by Investors in connection with the following tax-deferred prototype retirement plans offered by United States Trust Company of New York ("U.S. Trust New York"):

     .         IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

     .         Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

     .         Keogh Plans for self-employed individuals.

          Investors investing in the Funds pursuant to Profit Sharing and Money-Purchase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other matters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 483-7297). Customers of Shareholder Organizations may purchase Shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

Automatic Investment Program
----------------------------

          The Automatic Investment Program permits Investors to purchase Retail Shares (minimum of $50 per Fund per transaction) at regular intervals selected by the Investor. The minimum initial investment for an Automatic Investment Program account is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, Retail Shares are purchased by transferring funds from an Investor's checking, bank money market or NOW account designated by the Investor. At the Investor's option, the account designated will be debited in the specified amount, and Retail Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

Additional Information
----------------------

          Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the above programs directly from their Shareholder Organizations.


                          DESCRIPTION OF CAPITAL STOCK
                          ----------------------------

          Excelsior Fund's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of common stock, $0.001 par value per share; and Excelsior Tax-Exempt Fund's Charter authorizes its Board of Directors to issue up to twenty-four billion full and fractional shares of common stock, $0.001 par value per share. Both Charters authorize the respective Boards of Directors to classify or reclassify any unissued shares of the respective Companies into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

          Each share in a Fund represents an equal proportionate interest in the particular Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of the particular Company's Board of Directors.

          Shares have no preemptive rights and only such conversion or exchange rights as the Boards of Directors may grant in their discretion. When issued for payment as described in the Prospectus, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, shareholders of that Fund are entitled to receive the assets available for distribution belonging to that Fund and a proportionate distribution, based upon the relative asset values of the portfolios of the Company involved, of any general assets of that Company not belonging to any particular portfolio of that Company which are available for distribution. In the event of a liquidation or dissolution of either Company, shareholders of such Company will be entitled to the same distribution process.

          Shareholders of the Companies are entitled to one vote for each full Share held, and fractional votes for fractional Shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of a Company's aggregate outstanding Shares may elect all of that Company's directors, regardless of the votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as each Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants and the election of directors may be effectively acted upon by shareholders of each Company voting without regard to class.

          The Companies' Charters authorize the Boards of Directors, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding Shares to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of the Company involved, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding Shares of any portfolio to be redeemed at their net asset value or converted into shares of another class of the Company's capital stock at net asset value. The exercise of such authority by the Boards of Directors will be subject to the provisions of the 1940 Act, and the Boards of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the particular Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of a Company's Common Stock (or of the shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by the Company's Charter, each Company may take or authorize such action upon the favorable vote of the holders of more than 50% of its outstanding common stock voting without regard to class.

          Certificates for Shares will not be issued unless expressly requested in writing to BFDS and will not be issued for fractional Shares.

                            MANAGEMENT OF THE FUNDS
                            -----------------------

Directors and Officers
----------------------

          The business and affairs of the Funds are managed under the direction of the Companies' Boards of Directors. The directors and executive officers of the Companies, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows.


Principal Occupation
                                          Position with
During Past 5 Years and
Name and Address                           the Company
Other Affiliations
----------------                          ----------------
------------------
Frederick S. Wonham/1/                    Chairman of the
Retired; Chairman of the Boards (since 1997)
Excelsior Funds                           Board, President                  and
President, Treasurer and Director (since
One Freedom Valley Drive                  and Treasurer
1995) of Excelsior Fund and Excelsior
Oaks, PA 19456
Tax-Exempt Fund; Chairman of the Boards (since
Age: 69
1997), President, Treasurer and Trustee (since

1995) of Excelsior Funds Trust; Vice Chairman
                                                                            of
U.S. Trust Corporation and U.S. Trust New
                                                                            York
(from February 1990 until September 1995);
                                                                            and
Chairman, U.S. Trust Company (from March
                                                                            1993
to May 1997).


Rodman L. Drake                           Director
Director of  Excelsior Fund and Excelsior
Continuation Investments Group, Inc.
Tax-Exempt Fund (since 1996); Trustee of
1251 Avenue of the Americas
Excelsior Funds Trust (since 1994); Director,
9/th/ Floor
Parsons Brinkerhoff, Inc. (engineering firm)
New York, NY  10020
(since 1995); President, Continuation
Age: 57
Investments Group, Inc. (since 1997);

President, Mandrake Group (investment and

consulting firm) (1994-1997); Chairman,

MetroCashcard International Inc. (since 1999);

Director, Hotelivision, Inc. (since 1999);

Director, Alliance Group Services, Inc. (since

1998); Director, Clean Fuels Technology Corp.

(since 1998); Director, Absolute Quality

Inc.(since 2000); Director, Hyperion Total

Return Fund, Inc. and three other funds for

which Hyperion Capital Management, Inc. serves
                                                                            as
investment adviser (since 1991);

Co-Chairman, KMR Power Corporation (power

plants) (from 1993 to 1996); Director, The

Latin America Smaller Companies Fund, Inc.

(from 1993 to 1998); Member of Advisory Board,

Argentina Private Equity Fund L.P. (from 1992
                                                                            to
1996) and Garantia L.P. (Brazil) (from 1993
                                                                            to
1996); and Director, Mueller Industries,
                                                                            Inc.
(from 1992 to 1994).


--------------------------------
/1/ This director is considered to be an "interested person" of the Company as defined in the 1940 Act due to his ownership of common stock of The Charles Schwab Corporation.


Principal Occupation
                                          Position with
During Past 5 Years and
Name and Address                          the Company
Other Affiliations
----------------                          -------------
------------------------------------------------
Mel Hall                                  Director
Director of  Excelsior Fund and Excelsior
Comprehensive Health Services, Inc.
Tax-Exempt Fund (since July 30, 2000); Trustee
8229 Boone Blvd., Suite 700                                                 of
Excelsior Funds Trust (since July 30, 2000);
Vienna, VA  22182
Chief Executive Officer, Comprehensive Health
Age: 55
Services, Inc. (health care management and

administration).


Jonathan Piel                             Director
Director of  Excelsior Fund and Excelsior
Excelsior Funds
Tax-Exempt Fund (since 1996); Trustee of
One Freedom Valley Drive
Excelsior Funds Trust (since 1994); Vice
Oaks, PA 19456
President and Editor, Scientific American, Inc.
Age: 62
(from 1986 to 1994); Director, Group for The

South Fork, Bridgehampton, New York (since

1993); and Member, Advisory Committee, Knight

Journalism Fellowships, Massachusetts Institute
                                                                            of
Technology (since 1984); Candidate for the

degree of Master of Professional Studies,

Interactive Telecommunication Program, Tisch

School of the Arts, New York University;

expected date of Graduation, May 2002.



Brian Schmidt                             Vice President and Chief
Senior Vice President, U.S. Trust Company
U.S. Trust Company                        Financial Officer
(since 1998); Vice President, U.S. Trust
225 High Ridge Road
Company (from 1996-1998); Vice President and
Stamford, CT 06905
Chief Financial Officer, Excelsior Fund,
Age: 41
Excelsior Tax-Exempt Fund and Excelsior Funds

Trust (since February 2001); Chief Financial

Officer, Excelsior Venture Investors III, LLC
                                                                            and
Excelsior Venture Partners III, LLC (since

2001); Chief Financial Officer, Excelsior

Private Equity Fund II, Inc. (since 1997) and
                                                                            UST
Private Equity Fund, Inc. (since 1995).


Frank Bruno                               Vice President and Assistant      Vice
President, U.S. Trust Company (since
U.S. Trust Company                        Treasurer
1994); Vice President and Assistant Treasurer,
225 High Ridge Road
Excelsior Fund, Excelsior Tax-Exempt Fund and
Stamford, CT  06905
Excelsior Funds Trust (since February 2001).
Age: 41


W. Bruce McConnel, III                    Secretary
Partner of the law firm of Drinker
Drinker Biddle & Reath LLP
Biddle & Reath LLP.
One Logan Square
18/th/ and Cherry Streets
Philadelphia, PA  19103-6996
Age: 58


Principal Occupation
                                          Position with
During Past 5 Years and
Name and Address                          the Company
Other Affiliations
----------------                          -------------
------------------------------------------------
Michael P. Malloy                         Assistant Secretary
Partner of the law firm of Drinker Biddle &
Drinker Biddle & Reath LLP
Reath LLP.
One Logan Square
18th and Cherry Streets
Philadelphia, PA  19103-6996
Age: 42

Julia E. Babik                            Assistant Treasurer
Mutual Fund Accounting Manager, SEI Investments
SEI Investments Mutual Funds Services
Mutual Funds Services.
One Freedom Valley Drive
Oaks, PA  19456
Age: 32

Timothy D. Barto                          Assistant Treasurer
Attorney, SEI Investments Mutual Funds Services
SEI Investments Mutual Funds Services
(1999-present); Associate, Dechert (law firm)
One Freedom Valley Drive
(1997-1999); Associate, Richter, Miller & Finn
Oaks, PA  19456                                                             (law
firm) (1994-1997).
Age: 33



          The Companies' Board has a Nominating Committee consisting of Messrs. Drake and Piel. The Nominating Committee is responsible for considering candidates for election to the Companies' Board in the event a position is vacated or created. The Nominating Committee met once during the Companies' fiscal year ended March 31, 2001. At that meeting, held on July 28, 2000, the Nominating Committee nominated Mr. Hall for election to the Companies' Board. The Nominating Committee will consider nominees recommended by the Companies' shareholders. Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Companies.



          Each director receives an annual fee of $9,000 from each of Excelsior Fund and Excelsior Tax-Exempt Fund and $4,000 from Excelsior Funds Trust plus a per-Company meeting fee of $1,500 from each of Excelsior Fund and Excelsior Tax-Exempt Fund and $250 from Excelsior Funds Trust for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum from each of the foregoing Companies for services in such capacity. In addition, Messrs. Drake and Piel each receive $2,000 per annum for their services on Excelsior Fund's Nominating Committee. Drinker Biddle & Reath LLP, of which Messrs. McConnel and Malloy are partners, receives legal fees as counsel to the Companies. The employees of U.S. Trust Company and SEI do not receive any compensation from the Companies for acting as officers of the Companies. No person who is currently an officer, director or employee of the Adviser serves as an officer, director or employee of the Companies. As of July 2, 2001, the directors and officers of each Company as a group owned beneficially less than 1% of the outstanding shares of each fund of each Company, and less than 1% of the outstanding shares of all funds of each Company in the aggregate.

          The following chart provides certain information about the fees received by the Companies' directors in the most recently completed fiscal year.


                                                          Pension or

                                                          Retirement
              Total Compensation
                                     Aggregate         Benefits Accrued
Estimated        from the Companies
Name of                          Compensation from        as Part of
Annual Benefits    and Fund Complex*
Person/Position                    the Companies        Fund Expenses       Upon
Retirement     Paid to Directors
------------------------------  -------------------  --------------------
----------------    ---------------------
Donald L. Campbell***

Director                                    $ 9,000          None
 None                    $11,000(3)**

Rodman L. Drake

Director                                    $43,000          None
 None                    $49,750(3)**

Joseph H. Dugan****

Director                                    $39,000          None
 None                    $44,750(3)**

Wolfe J. Frankl****

Director                                    $36,000          None
 None                    $41,500(3)**

Jonathan Piel

Director                                    $43,000          None
 None                    $49,750(3)**

Robert A. Robinson****

Director                                    $43,000          None
 None                    $49,750(3)**

Alfred C. Tannachion****

Director                                    $39,000          None
 None                    $44,750(3)**

Mel Hall

Director                                    $21,000          None
 None                    $24,000(3)**

Frederick S. Wonham

Chairman of the Board,
President and Treasurer                     $49,000          None
 None                    $59,750(3)**

_________


* The "Fund Complex" consists of the Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Funds Trust.



** Number of investment companies in the Fund Complex for which director served as director or trustee.


***   Donald L. Campbell resigned from the Boards of the Companies on July 31,
      2000.


**** Messrs. Dugan, Frankl, Robinson and Tannachion retired from the Boards as of July 27, 2001.


Investment Advisory and Administration Agreements
-------------------------------------------------


          U.S. Trust New York and U.S. Trust Company (together with U.S. Trust New York, "U.S. Trust" or the "Adviser") serve as co-investment advisers to the Funds. In the Investment Advisory Agreements, the Adviser has agreed to provide the services described in the Prospectus. U.S. Trust New York and U.S. Trust Company provide investment advisory services through their respective registered investment advisory divisions, U.S. Trust-New York Fund Advisers Division and U.S. Trust-Connecticut Fund Advisers Division. The Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the respective agreements other than the cost of securities, including brokerage commissions, if any, purchased for the Funds.


          Prior to May 31, 2000, U.S. Trust served as investment adviser to the Money, Government Money, Treasury Money and Tax-Exempt Money Funds pursuant to advisory agreements substantially similar to the Investment Advisory Agreements currently in effect for the Funds.


          For the services provided and expenses assumed pursuant to its Investment Advisory Agreements, the Adviser is entitled to be paid a fee computed daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each of the Money, Government Money and Tax-Exempt Money Funds; 0.30% of the Treasury Money Fund's average daily net assets; and 0.50% of the New York Tax-Exempt Money Fund's average daily net assets.

          From time to time, the Adviser may voluntarily waive all or a portion of the advisory fees payable to it by a Fund, which waiver may be terminated at any time.


          For the fiscal years ended March 31, 2001, 2000 and 1999, the Companies paid the Adviser fees for advisory services as follows:



                                 Fiscal Year ended      Fiscal Year ended
Fiscal Year ended
                                  March 31, 2001         March 31, 2000
 March 31, 1999
                               ---------------------  ---------------------
------------------------

Money Fund                                $  190,690             $1,812,027
          $1,475,748

Government Money Fund                     $2,417,036             $1,707,384
          $1,381,779

Treasury Money Fund                       $1,313,022             $1,317,831
          $1,403,045

Tax-Exempt Money Fund                     $3,879,663             $2,755,240
          $2,696,982

New York Tax-Exempt Money
 Fund                                     $1,501,289             $1,599,304
          $  277,593



          For the fiscal years ended March 31, 2001, 2000 and 1999, the Adviser voluntarily agreed to waive a portion of its advisory fee for certain funds. During the periods stated, these waivers reduced advisory fees by the following:


                                 Fiscal Year ended      Fiscal Year ended
Fiscal Year ended
                                  March 31, 2001         March 31, 2000
March 31, 1999
                               ---------------------  ---------------------
---------------------

Money Fund                                $4,486,245             $1,182,749
          $  358,360


Government Money Fund                     $  316,995             $  273,569
          $  184,188


Treasury Money Fund                       $  236,505             $  100,084
          $  151,843


Tax-Exempt Money Fund                     $1,642,130             $1,009,060
          $  827,107

New York Tax-Exempt Money

 Fund                                     $1,126,976             $   39,686
          $  532,521

          The Investment Advisory Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except that U.S. Trust New York and U.S. Trust Company shall be jointly, but not severally, liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder. In addition, the Adviser has undertaken in the Investment Advisory Agreements to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.


          U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab"). Charles R. Schwab is the founder, Chairman and Co-Chief Executive Officer and a Director and significant shareholder of Schwab. As a result of his positions and share ownership, Mr. Schwab may be deemed to be a controlling person of Schwab and its subsidiaries. Through its principal subsidiary Charles Schwab & Co., Inc. Schwab is one of the nation's largest financial services firm and the nation's largest electronic brokerage firm, in each case measured by customer assets. At December 31, 2000, Schwab served 7.5 million active accounts with $872 billion in customer assets through 404 branch offices, four regional customer telephone service centers and automated telephonic and online channels. Approximately 28% of Schwab's customer assets and approximately 14% of its customer accounts are managed by the 6,000 independent, fee-based investment advisors served by Schwab's institutional investor segment.



          SEI, Federated Services Company, an affiliate of the Distributor, and U.S. Trust Company (together, the "Administrators") serve as the Companies' administrators and provide the Funds with general administrative and operational assistance. SEI replaced Chase Global Funds Services Company ("CGFSC") as one of the Company's Administrators pursuant to an Accounting and Administration Agreement dated June 4, 2001 (the "Administration Agreement"). Under the Administration Agreements, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income, "exempt-interest dividends," and realized capital gains or losses, if any, of the respective Funds. The Administrators prepare semiannual reports to the SEC, prepare federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.




          The Administrators also provide administrative services to the other investment portfolios of the Companies and to all of the investment portfolios of Excelsior Funds Trust which are also advised by U.S. Trust and its affiliates and distributed by the Distributor. For services provided to all of the investment portfolios of the Companies and Excelsior Funds Trust (except for the international portfolios of Excelsior Fund and Excelsior Funds Trust), the Administrators are entitled jointly to fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of Excelsior Fund and Excelsior Funds Trust) as follows:



                  Combined Aggregate Average Daily Net Assets
               of Excelsior Fund, Excelsior Tax-Exempt Fund and
                       Excelsior Funds Trust (excluding
                the international portfolios of Excelsior Fund
                          and Excelsior Funds Trust)
                          --------------------------


                                                 Annual Fee
                                                 ----------

     First $200 million........................    0.200%
     Next $200 million.........................    0.175%
     Over $400 million.........................    0.150%


          Administration fees payable to the Administrators by each portfolio of the Companies and Excelsior Funds Trust are allocated in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time. For the fiscal years ending March 31, 2002, U.S. Trust Company has voluntarily agreed to waive 0.04% of its administration fee.

          For the fiscal years ended March 31, 2001, 2000 and 1999, the fees paid by the Funds for administration services were as follows:



                                       Fiscal Year ended    Fiscal Year ended
Fiscal Year ended
                                        March 31, 2001       March 31, 2000
 March 31, 1999
                                       -----------------    -----------------
-----------------
Money Fund                                 $2,843,576           $1,822,501
    $1,122,463

Government Money Fund                      $1,662,263           $1,206,118
    $  958,200

Treasury Money Fund                        $  785,094           $  719,231
    $  792,993

Tax-Exempt Money                           $3,357,250           $2,291,147
    $2,156,742

New York Tax-Exempt Money Fund             $  798,993           $  498,766
    $  248,317



          For the fiscal years ended March 31, 2001, 2000 and 1999, the Administrators waived the following administration fees:



                              Fiscal Year ended    Fiscal Year ended    Fiscal
Year ended
                               March 31, 2001       March 31, 2000       March
31, 1999
                              -----------------    -----------------
-----------------
Money Fund                           $ 0                 $  0               $
775,667

Government Money Fund                $28                 $238               $
847,526

Treasury Money Fund                  $ 0                 $  0               $
607,458

Tax-Exempt Money Fund                $ 0                 $  0
$1,807,345

New York Tax-Exempt Money Fund       $ 0                 $  0               $
    0


Shareholder Organizations
-------------------------

          The Companies have entered into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own Retail Shares or Institutional Shares in consideration for a Fund's payment of not more than the annual rate of 0.40% or 0.15%, respectively, of the average daily net assets of the Fund's Retail Shares or Institutional Shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of Retail Shares or Institutional Shares; (b) assisting in processing purchase, exchange and redemption transactions; (c) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Retail Shares or Institutional Shares;
(d) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (e) providing tax and dividend information to shareholders as appropriate; (f) transmitting proxy statements, annual reports, updated prospectuses and other communications from the Companies to Customers; and (g) providing or arranging for the provision of other related services. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer's investment.

          The Companies' agreements with Shareholder Organizations are governed by Administrative Services Plans (the "Plans") adopted by the Companies. Pursuant to the Plans, each Company's Board of Directors will review, at least quarterly, a written report of the amounts expended under the Company's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of each Company's directors, including a majority of the directors who are not "interested persons" of the Company as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to a Company's arrangements with Shareholder Organizations must be approved by a majority of the Company's Board of Directors (including a majority of the Disinterested Directors). So long as the Companies' arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of the Companies' Boards of Directors who are not "interested persons" (as defined in the 1940 Act) of the Companies will be committed to the discretion of such Disinterested Directors.

          For the fiscal year ended March 31, 2001, the Company made payments to Shareholder Organizations in the following amounts:



                                                           Amounts Paid to
                                       Total Paid      Affiliates of U.S. Trust
                                       ----------     --------------------------
Money Fund                             $3,826,385              $2,323,957

Government Money Fund                  $  317,251              $  317,251

Treasury Money Fund                    $  236,505              $  236,505

Tax-Exempt Money Fund                  $1,642,131              $1,642,131

New York Tax-Exempt Money Fund         $   46,802              $   46,802


Expenses
--------

          Except as otherwise noted, the Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include taxes; interest; fees (including fees paid to the Companies' directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualifications fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing services; costs of shareholder reports and shareholder meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.

Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of J.P. Morgan Chase & Co., Inc., serves as custodian of the Funds' assets. Under the Custodian Agreements, Chase has agreed to: (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and (vi) make periodic reports to each Company's Board of Directors concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreements, notwithstanding any delegation. Communications to the custodian should be directed to Chase, Mutual Funds Service Division, 3 Chase MetroTech Center, 8/th/ Floor, Brooklyn, NY 11245.

          U.S. Trust New York serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to: (i) issue and redeem Shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders;
(iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to each Company's Board of Directors concerning the Funds' operations. For its transfer agency, dividend-disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services. U.S. Trust is located at 114 W. 47/th/ Street, New York, NY 10036.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that CGFSC shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreements, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. CGFSC is located at 73 Tremont Street, Boston, MA 20108-3913. For the services provided by CGFSC, U.S. Trust New York has agreed to pay BFDS $15.00 per annum per account or subaccount plus out-of-pocket expenses. U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.

          Effective September 17, 2001, the Transfer Agency Agreement and Sub-Transfer Agency Agreement with U.S. Trust New York and CGFSC, respectively, will be terminated and BFDS will become the Company's transfer agent. Through the close of business on September 14, 2001, communications to the transfer agent should be directed to CGFSC at the above address. After September 14, 2001, communications to the transfer agent should be directed to BFDS, P.O. Box 8529, Boston, MA 02266-8529 (or, if by overnight or certified mail, 66 Brooks Drive, Braintree, MA 02184.


                            PORTFOLIO TRANSACTIONS
                            ----------------------

          Subject to the general control of the Companies' Boards of Directors, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of all portfolio securities of each of the Funds.

          The Funds do not intend to seek profits from short-term trading. Their annual portfolio turnover will be relatively high, but brokerage commissions are not normally paid on money market instruments, and portfolio turnover is not expected to have a material effect on the net income of the Funds.

          Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. With respect to over-the-counter transactions, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.

          The Investment Advisory Agreements between the Companies and the Adviser provide that, in executing portfolio transactions and selecting brokers or dealers, the Adviser will seek to obtain the best net price and the most favorable execution. The Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of the Companies, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreements authorize the Adviser, to the extent permitted by law and subject to the review of the Companies' Boards of Directors from time to time with respect to the extent and continuation of the policy, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fees payable by the Funds. Such information may be useful to the Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Funds.

          Portfolio securities will not be purchased from or sold to the Adviser, the Distributor, or any of their affiliated persons (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

          Investment decisions for the Funds are made independently from those for other investment companies, common trust funds and other types of funds managed by the Adviser. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of the Funds and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Funds and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained by the Funds. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          The Companies are required to identify any securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the close of the most recent fiscal year. As of March 31, 2001, the Money Fund held commercial paper issued by Morgan Stanley Dean Witter with a principal amount of $100,000,000, commercial paper issued by Goldman Sachs Group, Inc. with a principal amount of $80,000,000 and commercial paper issued by Bank of America Corp. with a principal amount of $100,000,000.



                             INDEPENDENT AUDITORS
                             --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA, 02116 serve as auditors of the Companies. The Funds' Financial Highlights included in the Prospectus and the financial statements for the period ended March 31, 2001 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their report thereon which appears therein.



                                    COUNSEL
                                    -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Companies, and Mr. Malloy, Assistant Secretary of the Companies, are partners), One Logan Square, 18/th/ and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, is counsel to the Companies.


                    ADDITIONAL INFORMATION CONCERNING TAXES


          The following supplements the tax information contained in the Prospectus.

          For federal income tax purposes, each Fund is treated as a separate corporate entity, and has qualified and intends to continue to qualify as a regulated investment company. Such qualification generally relieves a Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with applicable requirements. If, for any reason, a Fund does not qualify for a taxable year for the special federal tax treatment afforded regulated investment companies, such Fund would be subject to federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions (whether or not derived from interest on Municipal Securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders. Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Funds intend to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

          The Tax-Exempt Funds are not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax-Exempt Funds would not be suitable for tax-exempt institutions or for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Tax-Exempt Funds' dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Tax-Exempt Funds may not be appropriate investments for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under the Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenue derived by all users of such facilities (or who occupies more than 5% of the total usable area of such facilities) or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

          In order for the Tax-Exempt Funds to pay exempt-interest dividends for any taxable year, at least 50% of the aggregate value of a Fund's portfolio must consist of exempt-interest obligations at the close of each quarter of its taxable year. Within 60 days after the close of the taxable year, the Tax-Exempt Funds will notify their shareholders of the portion of the dividends paid by such Fund which constitutes an exempt-interest dividend with respect to such taxable year. However, the aggregate amount of dividends so designated by the Tax-Exempt Funds cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Tax-Exempt Funds during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Tax-Exempt Funds with respect to any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from the Tax-Exempt Funds for such year.

          The Tax-Exempt Funds intend to distribute to their shareholders any investment company taxable income earned by such Fund for each taxable year. In general, the Tax-Exempt Funds' investment company taxable income will be its taxable income (including taxable interest and short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

Such distributions will be taxable to the shareholders as ordinary income (whether paid in cash or additional shares).

          The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Funds' distributions, if any, that are attributable to intent on federal securities or interest on securities of the particular state or localities within the state. For example, distributions from the New York Tax-Exempt Money Fund will generally be exempt from federal, New York State and New York City taxes.


                               YIELD INFORMATION
                               -----------------

          Each Fund may advertise its seven-day yield which refers to the income generated over a particular seven-day period identified in the advertisement by an investment in the Fund. This income is annualized, i.e., the income during a particular week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The Funds may also advertise their "effective yields" which are calculated similarly but, when annualized, income is assumed to be reinvested, thereby making the effective yields slightly higher because of the compounding effect of the assumed reinvestment.

          Yields will fluctuate and any quotation of yield should not be considered as representative of a Fund's future performance. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to accounts of Customers that have invested in Shares will not be included in calculations of yield.

          The standardized annualized seven-day yields for the Shares of the Funds are computed separately by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Fund involved, having a balance of one Share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by (365/7). The net change in the value of an account in each of the Funds includes the value of additional Shares purchased with dividends from the original Share and dividends declared on both the original Share and any such additional Shares, net of all fees that are charged to all Shareholder accounts and to the particular series of Shares in proportion to the length of the base period, other than nonrecurring account or any sales charges. For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Fund's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. In addition, each Fund may use effective compound yield quotations for its Shares computed by adding 1 to the unannualized base period return (calculated as described above), raising the sums to a power equal to 365 divided by 7, and subtracting 1 from the results.

          From time to time, in advertisements, sales literature or in reports to shareholders, the yields of each Money Market Fund's Shares may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of such a Fund's Shares may be compared to the Donoghue's Money Fund average, which is an average compiled by iMoneyNet, Inc.'s Money Fund Report of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds. The yields of the Taxable Funds may also be compared to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including without limitation, those factors, strategies and techniques that, together with market conditions and events, materially affected each Fund's performance.


          Yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the Funds' yields.

          The current yields for the Funds' Shares may be obtained by calling
(800) 446-1012. For the seven-day period ended March 31, 2001, the annualized yields for Retail Shares of the Money Fund, Government Money Fund, Treasury Money Fund, Tax-Exempt Money Fund and New York Tax-Exempt Money Fund were 4.63%, 4.54%, 4.55%, 2.95% and 2.78%, respectively, and the effective yields for Retail Shares of such respective Funds were 4.73%, 4.64%, 4.65%, 2.99% and 2.82%.

          The "tax-equivalent" yield of the Tax-Exempt Money Fund is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from federal income tax by one minus a stated federal income tax rate and (b) adding that figure to that portion, if any of the yield that is not exempt from federal income tax. Tax-equivalent yields assume the payment of federal income taxes at a rate of 30.5%. However, recently enacted federal tax legislation will reduce federal marginal tax rates by up to 4.6 percentage points over the next five years.

          The "tax-equivalent" yield of the New York Tax-Exempt Money Fund is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from both federal and New York State income taxes by one minus a stated combined federal and New York State income tax rate; (b) dividing the portion of the yield (calculated as above) that is exempt from federal income tax only by one minus a stated federal income tax rate; and (c) adding the figures resulting from (a) and (b) above to that portion, if any, of the yield that is not exempt from federal income tax. Tax-equivalent yields assume a federal income tax rate of 30.5%, a New York State and New York City marginal income tax rate of 10.21% and an overall tax rate taking into account the federal tax deduction for state and local taxes paid of 38.04%.

          Based on the foregoing calculation, the annualized tax-equivalent yield of the Retail Shares of the Tax-Exempt Money Fund and the New York Tax-Exempt Money Fund for the seven-day period ended March 31, 2001 were 4.12% and 4.55%.



                                CODE OF ETHICS
                                --------------

          The Companies, U.S. Trust New York, U.S. Trust Company and the Distributor have adopted codes of ethics that allow personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Funds.


                                 MISCELLANEOUS
                                 -------------

          As used herein, "assets belonging to a Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company involved not belonging to a particular portfolio of that Company.
In determining the net asset value of a Fund's Shares, assets belonging to the Fund are charged with the direct liabilities in respect of that Fund and with a share of the general liabilities of the Company involved which are normally allocated in proportion to the relative asset values of the Company's portfolios at the time of allocation. Subject to the provisions of the Companies' Charters, determinations by the Boards of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

          As of July 2, 2001, U.S. Trust and its affiliates held of record 90.56%, 92.01%, 64.09%, 99.88% and 87.56% of the Money, Government Money,
Treasury Money, Tax-Exempt Money and New York Tax -Exempt Money Funds' outstanding shares, respectively, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such Retail Shares.

          As of July 2, 2001, no persons owned beneficially 5% or more of the outstanding shares of the Funds.


                             FINANCIAL STATEMENTS
                             --------------------

          The audited financial statements and notes thereto in the Companies' Annual Reports to Shareholders for the fiscal year ended March 31, 2001 (the "2001 Annual Reports") for the Funds are incorporated in this Statement of Additional Information by reference. No other parts of the 2001 Annual Reports are incorporated by reference herein. The financial statements included in the 2001 Annual Reports for the Funds have been audited by the Companies' independent auditors, Ernst & Young LLP, whose report thereon also appears in the 2001 Annual Reports and is incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 2001 Annual Reports may be obtained at no charge by telephoning SEI at the telephone number appearing on the front page of this Statement of Additional Information.

                                  APPENDIX A
                                  ----------

Commercial Paper Ratings
------------------------

     A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

     "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Moody's commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers do not fall within any of the Prime rating categories.


     Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:


     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.


     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments which is highly uncertain and solely reliant upon a sustained, favorable business and economic environment.



     "D" - Securities are in actual or imminent payment default.

Corporate and Municipal Long-Term Debt Ratings
----------------------------------------------

     The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

     "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

     "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.




     - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.




     "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


     "B" - Bonds are generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.





     "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


     "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.




Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


The following summarizes long-term ratings used by Fitch:


     "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" - Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC", "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.


     "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.


     Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.




Municipal Note Ratings
----------------------

     A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

     "MIG-1"/"MIG-1" - This designation denotes superior credit quality. Excellent afforded protection by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/"MIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

     "MIG-3"/"MIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.


     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                        EXCELSIOR TAX-EXEMPT FUNDS, INC.

                       California Tax-Exempt Income Fund



                      STATEMENT OF ADDITIONAL INFORMATION



                                 August 1, 2001




          This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the California Tax-Exempt Income Fund (the "Fund") of Excelsior Tax-Exempt Funds, Inc. dated August 1, 2001(the "Prospectus"). A copy of the Prospectus may be obtained by writing Excelsior Tax-Exempt Funds, Inc. c/o SEI Investments Mutual Funds Services ("SEI"), One Freedom Valley Drive, Oaks, Pennsylvania 19456 or by calling (800) 446-1012. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.


          The audited financial statements and related report of Ernst & Young LLP, independent auditors, contained in the annual report to the Fund's shareholders for the fiscal year ended March 31, 2001 are incorporated herein by reference in the section entitled "Financial Statements." No other parts of the annual report are incorporated herein by reference. Copies of the annual report may be obtained upon request and without charge by calling (800) 446-1012.

                               TABLE OF CONTENTS

                                   Page

CLASSIFICATION AND HISTORY................................................    1
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS................................    1
     Additional Investment Policies.......................................    1
     Additional Information on Portfolio Instruments......................    2
     Special Considerations Relating to California Municipal Obligations..   12
INVESTMENT LIMITATIONS....................................................   26
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION............................   29
     Purchase of Shares...................................................   29
     Redemption Procedures................................................   30
     Other Redemption Information.........................................   31
INVESTOR PROGRAMS.........................................................   32
     Systematic Withdrawal Plan...........................................   32
     Exchange Privilege...................................................   33
     Retirement Plans.....................................................   33
     Automatic Investment Program.........................................   34
     Additional Information...............................................   34
DESCRIPTION OF CAPITAL STOCK..............................................   34
MANAGEMENT OF THE FUND....................................................   36
     Directors and Officers...............................................   36
     Investment Advisory, Sub-Advisory and Administration Agreements......   40
     Shareholder Organizations............................................   43
     Expenses.............................................................   44
     Custodian and Transfer Agent.........................................   44
PORTFOLIO TRANSACTIONS....................................................   45
PORTFOLIO VALUATION.......................................................   47
INDEPENDENT AUDITORS......................................................   47
COUNSEL...................................................................   47
ADDITIONAL INFORMATION CONCERNING TAXES...................................   48
PERFORMANCE AND YIELD INFORMATION.........................................   51
CODE OF ETHICS............................................................   54
MISCELLANEOUS.............................................................   55
FINANCIAL STATEMENTS......................................................   55
APPENDIX A................................................................  A-1

                           CLASSIFICATION AND HISTORY
                           --------------------------


          Excelsior Tax-Exempt Funds, Inc. (the "Company") is an open-end, management investment company. The Fund is a series of the Company and is classified as non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company was organized as a Maryland corporation on August 8, 1984. Prior to December 28, 1995 the Company was known as "UST Master Tax-Exempt Funds, Inc."


                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
                   ------------------------------------------

          The following information supplements the description of the investment objective, strategies and risks as set forth in the Prospectus. The investment objective of the Fund may be changed without shareholder approval. Except as expressly noted below, the investment policies of the Fund also may be changed without shareholder approval.

Additional Investment Policies
------------------------------

          The Fund expects that, under normal circumstances, 80% of the Fund's total assets will be invested in debt securities of the State of California, its political sub-divisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers, the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal and California personal income taxes ("California Municipal Obligations"). In general, the Fund anticipates that dividends derived from interest on Municipal Obligations (as defined below under "Municipal Obligations") other than California Municipal Obligations will be exempt from regular federal income tax but may be subject to California personal income taxes. Dividends paid by the Fund may be subject to local taxes regardless of their source.


          The Fund invests in Municipal Obligations which are determined by the Sub-Adviser to present minimal credit risks. As a matter of fundamental policy, except during temporary defensive periods, the Fund will maintain at least 80% of its net assets in Municipal Obligations. (This policy may not be changed with respect to the Fund without the vote of the holders of a majority of its outstanding shares.) However, from time to time on a temporary defensive basis due to market conditions, the Fund may hold uninvested cash reserves or invest in taxable obligations in such proportions as, in the opinion of the Sub-Adviser, prevailing market or economic conditions may warrant. Uninvested cash reserves will not earn income. Should the Fund invest in taxable obligations, it would purchase: (i) obligations of the U.S. Treasury; (ii) obligations of agencies and instrumentalities of the U.S. government; (iii) money market instruments such as certificates of deposit, commercial paper, and bankers' acceptances; (iv) repurchase agreements collateralized by U.S. government obligations or other money market instruments; (v) municipal bond index and interest rate futures contracts; or (vi) securities issued by other investment companies that invest in high quality, short-term securities.

          In seeking to achieve its investment objective, the Fund may invest in "private activity bonds" (see "Municipal Obligations" below), the interest on which is treated as a specific tax preference item under the federal alternative minimum tax. Investments in such securities, however, will not exceed under normal market conditions 20% of the Fund's total assets when added together with any taxable investments held by the Fund.

          The Municipal Obligations purchased by the Fund will consist of: (1) bonds rated "BBB" or higher by Standard & Poor's Rating Services ("S&P") or by Fitch IBCA ("Fitch"), or "Baa" or higher by Moody's Investors Service, Inc. ("Moody's"), or, in certain instances, bonds with lower ratings if they are determined by the Sub-Adviser to be comparable to BBB/Baa-rated issues; (2) notes rated "MIG-3" or higher ("VMIG-3" or higher in the case of variable rate notes) by Moody's, or "SP-3" or higher by S&P, or "F3" or higher by Fitch; and
(3) commercial paper rated "Prime-3" or higher by Moody's, or "A-3" or higher by S&P, or "F3" or higher by Fitch. Securities rated "BBB" by S&P and Fitch or "Baa" by Moody's are generally considered to be investment grade, although they have speculative characteristics and are more sensitive to economic change than higher rated securities. If not rated, securities purchased by the Fund will be of comparable quality to the above ratings as determined by the Sub-Adviser under the supervision of the Board of Directors. A discussion of Moody's, Fitch's and S&P's rating categories is contained in Appendix A.

          Although the Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by the Sub-Adviser. To the extent that the Fund's assets are concentrated in Municipal Obligations payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent that it would be if the Fund's assets were not so concentrated.

Additional Information on Portfolio Instruments
-----------------------------------------------

          Borrowing and Reverse Repurchase Agreements

          -------------------------------------------

          The Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. The Fund may also agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities.


          Futures Contracts

          -----------------

          The Fund may invest in interest rate futures contracts and municipal bond index futures contracts as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specific dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made. Any income from investments in futures contracts will be taxable income of the Fund.

          The Fund may enter into contracts for the future delivery of fixed-income securities commonly known as interest rate futures contracts. Interest rate futures contracts are similar to municipal bond index futures contracts except that, instead of a municipal bond index, the "underlying commodity" is represented by various types of fixed-income securities.

          Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with the Fund's securities investments. The Fund may engage in futures contracts only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the Securities and Exchange Commission ("SEC"). The Fund currently intends to limit its hedging transactions in futures contracts so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract is traded does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts.

          When investing in futures contracts, the Fund must satisfy certain asset segregation requirements to ensure that the use of futures is unleveraged. When the Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When the Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when the Fund "covers" a futures position generally by entering into an offsetting position. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. Such sale of securities may be, but will not necessarily be, at increased prices which reflect the rising market. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

          Transactions by the Fund in futures contracts may subject the Fund to a number of risks. Successful use of futures by the Fund is subject to the ability of the Sub-Adviser to correctly predict movements in the direction of the market. For example, if the

Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. There may be an imperfect correlation, or no correlation at all, between movements in the price of the futures contracts and movements in the price of the instruments being hedged. In addition, investments in futures may subject the Fund to losses due to unanticipated market movements which are potentially unlimited. Further, there is no assurance that a liquid market will exist for any particular futures contract at any particular time. Consequently, the Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements.

          As noted above, the risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by the Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          Illiquid Securities

          -------------------

          The Fund will not knowingly invest more than 10% of the value of its net assets in securities that are illiquid. A security will be considered illiquid if it may not be disposed of within seven days at approximately the value at which the Fund has valued the security. The Fund may purchase securities which are not registered under the Securities Act of 1933, as amended (the "Act"), but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is determined by the Sub-Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers are no longer interested in purchasing these restricted securities.

          Insured Municipal Obligations
          -----------------------------

          The Fund may purchase Municipal Obligations which are insured as to timely payment of principal and interest at the time of purchase. The insurance policies will usually be obtained by the issuer of the bond at the time of its original issuance. Bonds of this type will be acquired only if at the time of purchase they satisfy quality requirements generally applicable to Municipal Obligations. Although insurance coverage for the Municipal Obligations held by the Fund reduces credit risk by insuring that the Fund will receive timely payment of principal and interest, it does not protect against market fluctuations caused by changes in interest rates and other factors. The Fund may invest more than 25% of its net assets in Municipal Obligations covered by insurance policies.

          Investment Company Securities
          -----------------------------

          The Fund may also invest in securities issued by other investment companies which invest in high-quality, short-term securities and which determine their net asset value per share based on the amortized cost or penny-rounding method (i.e., money market funds). In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative. Such securities will be acquired by the Fund within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition against the Fund investing more than 10% of the value of its total assets in such securities.

          The Fund may invest in SPDRs. SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). There is a 5% limit based on total assets on investments by any one Fund in SPDRs. The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"),

(b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

          SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Fund must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Fund will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

          The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Funds could result in losses on SPDRs.

          Miscellaneous
          -------------

          The Fund may not invest in oil, gas, or mineral leases.

          Money Market Instruments
          ------------------------

          "Money market instruments" that may be purchased by the Fund in accordance with its investment objective and policies include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

          Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Investments in time deposits are limited to no more than 5% of the value of the Fund's total assets at the time of purchase.

          Tax-exempt commercial paper purchased by the Fund will consist of issues rated at the time of purchase "A-3" or higher by S&P, "F3" or higher by Fitch, or "Prime-3" or higher by Moody's or, if not rated, determined to be of comparable quality by the Sub-Adviser. These rating symbols are described in Appendix A hereto.


          Municipal Obligations
          ---------------------

          "Municipal Obligations" are debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal income tax.

          Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term "Municipal Obligations" only if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

          The two principal classifications of Municipal Obligations which may be held by the Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as user fees of the facility being financed.

          The Fund's portfolio may also include "moral obligation" securities, which are usually issued by public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund - the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Fund.

          The Fund may also purchase custodial receipts evidencing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Obligations. In general, such "stripped" Municipal Obligations are offered at a substantial discount in relation to the principal and/or interest payments which the holders of the receipt will receive. To the extent that such discount does not produce a yield to maturity for the investor that exceeds the original tax-exempt yield on the underlying Municipal Obligation, such yield will be exempt from federal income tax for such investor to the same extent as interest on the underlying Municipal Obligation. The Fund intends to purchase "stripped" Municipal Obligations only when the yield thereon will be, as described above, exempt from federal income tax to the same extent as interest on the underlying Municipal Obligations. "Stripped" Municipal Obligations are considered illiquid securities subject to the limit described below under "Illiquid Securities."

          There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of nationally recognized statistical rating organizations ("NRSROs") such as Moody's and S&P described in Appendix A hereto represent their opinion as to the quality of Municipal

Obligations. It should be emphasized that these ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate, and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of Municipal Obligations may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the Fund. The Sub-Adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

          The payment of principal and interest on most securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities, and each multi-state agency of which a state is a member, is a separate "issuer" as that term is used in this Statement of Additional Information. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

          Private activity bonds are issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to
encourage corporations to locate within their communities.   Private activity
bonds held by the Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Consequently, the credit quality of these obligations is usually directly related to the credit standing of the corporate user of the facility involved.

          Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. The Fund, Adviser and Sub-Adviser will not review the proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.




          Portfolio Turnover

          ------------------

          The Fund may sell a portfolio investment immediately after its acquisition if the Sub-Adviser believes that such a disposition is consistent with the Fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold the investments. A high rate of portfolio turnover may involve correspondingly greater transaction costs, which must be borne directly by the Fund and ultimately by its shareholders. Portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may result in the realization of substantial net capital gains. To the extent that net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.


          Repurchase Agreements
          ---------------------

          The Fund may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). The Fund will enter into repurchase agreements only with financial institutions such as banks or broker/dealers which are deemed to be creditworthy by the Adviser. The Fund will not enter into repurchase agreements with the Adviser, Sub-Adviser or their affiliates. Repurchase agreements with remaining maturities in excess of seven days will be considered illiquid securities subject to the 10% limit described below under "Illiquid Securities."

          The seller under a repurchase agreement will be required to maintain the value of the obligations subject to the agreement at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose the Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Income on repurchase agreements will be taxable.

          The repurchase price under a repurchase agreement generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Fund's custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered loans by the Fund under the 1940 Act.




          Stand-By Commitments

          --------------------

          The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held by it. Under a "stand-by commitment," a dealer or bank agrees to purchase from the Fund, at the Fund's option, specified Municipal Obligations at a specified price. The amount payable to the Fund upon its exercise of a "stand-by commitment" is normally (i) the Fund's acquisition cost of the Municipal Obligations (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. "Stand-by commitments" are exercisable by the Fund at any time before the maturity of the underlying Municipal Obligations, and may be sold, transferred or assigned by the Fund only with the underlying instruments.

          The Fund expects that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a "stand-by commitment" either separately in cash or by paying a higher price for securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where the Fund has paid any consideration directly or indirectly for a "stand-by commitment," its cost will be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

          The Fund intends to enter into "stand-by commitments" only with banks and broker/dealers which, in the Adviser's or Sub-Adviser's opinion, present minimal credit risks. In evaluating the creditworthiness of the issuer of a "stand-by commitment," the Adviser or Sub-Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information. The Fund will acquire "stand-by commitments" solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. "Stand-by commitments" acquired by the Fund will be valued at zero in determining the Fund's net asset value.

          Variable and Floating Rate Instruments
          --------------------------------------

          Securities purchased by the Fund may include variable and floating rate instruments. The interest rates on such instruments are not fixed and vary with changes in the particular interest rate benchmarks or indexes. Unrated variable and floating rate instruments will be purchased by the Fund based upon the Sub-Adviser's determination that their quality at the time of purchase is comparable to at least the minimum ratings set forth above. In some cases the Fund may require that the issuer's obligation to pay the principal be backed by an unconditional and irrevocable bank letter or line of credit, guarantee or commitment to lend. Although there may be no active secondary market with respect to a particular variable or floating rate instrument purchased by the Fund, the Fund may (at any time or during specific intervals within a prescribed period, depending upon the instrument involved) demand payment in full of the principal and may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate instrument in the event the issuer defaulted on its payment obligation or during periods when the Fund is not entitled to exercise its demand rights. In such cases, the Fund could suffer a loss with respect to the instrument.

          When-Issued and Forward Transactions
          ------------------------------------

          The Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When the Fund agrees to purchase securities on a "when-issued" or "forward commitment" basis, the custodian will set aside liquid assets equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceeded 25% of the value of its assets.

          It is expected that "forward commitments" and "when-issued" purchases will not exceed 25% of the value of the Fund's total assets absent unusual market conditions, and that the length of such commitments will not exceed 45 days. The Fund does not intend to engage in "when-issued" purchases and "forward commitments" for speculative purposes, but only in furtherance of its investment objectives.

          The Fund will purchase securities on a "when-issued" or "forward commitment" basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When the Fund engages in "when-issued" or "forward commitment" transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a "forward commitment" to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Special Considerations Relating to California Municipal Obligations
-------------------------------------------------------------------

          The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information available as of the date of this Statement of Additional Information from official statements and prospectuses relating to securities offerings of the State of California and various local agencies in California. While the Company has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.

          Following a severe recession beginning in 1990, the State's financial condition improved markedly during the fiscal years starting in 1995-96, due to a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years. The State's cash position also improved, and no external deficit borrowing occurred over the end of the last five fiscal years.

          The economy grew strongly during the fiscal years beginning 1995-96, and as a result, the General Fund took in substantially greater tax revenues than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97 and to fund new program initiatives, including education spending above Proposition 98 minimums, tax reductions, aid to local governments and infrastructure expenditures.

          The combination of resurging exports, a strong stock market, and a rapidly-growing economy in 1999 and early 2000 resulted in unprecedented growth in General Fund revenues during fiscal year 1999-2000. The latest estimates from the Department of Finance indicate revenues of about $71.9 billion, an increase of over 20 percent over final 1998-99 revenues and $8.9 billion higher than projected for the 1999 Budget Act. The latest estimates indicate expenditures of $66.5 billion in 1999-2000, a $2.8 billion increase over the 1999 Budget Act, but the result still left a record balance in the Special Fund for Economic Uncertainties at June 30, 2000 of over $8.7 billion.

Fiscal Year 2000-01 Budget

          2000 Budget Act.  The 2000 Budget Act was signed by the Governor on
          ---------------
June 30, 2000. The spending plan assumed General Fund revenues and transfers of $73.9 billion, a 3.8 percent increase over 1999-00 estimates. The 2000 Budget Act appropriated $78.8 billion from the General Fund, a 17.3 percent increase over 1999-00 and reflected the use of $5.5 billion from the Special Fund for Economic Uncertainties available from surpluses in the prior year.
Approximately $7.0 billion of the increased spending in 2000-01 was for one-time expenditures and investments.

          At the time the 2000 Budget Act was signed, the Department of Finance estimated the June 30, 2001 Special Fund for Economic Uncertainties balance to be $1.781 billion. In addition, the Governor held back $500 million as a set-aside for litigation costs. The Governor vetoed approximately $1.0 billion in General Fund and Special Fund appropriations from the Budget approved by the Legislature in order to achieve the budget reserve. Because of the State's strong cash position, the Administration announced that it would not undertake a revenue anticipation note borrowing in 2000-01.

          The 2000 Budget Act also included Special Fund expenditures of $15.6 billion and Bond Fund expenditures of $5.0 billion. Special Fund revenues are estimated at $16.5 billion.

          Some of the major features of the 2000 Budget Act were the following:

          1. Proposition 98 funding for K-12 schools was increased by $3.0 billion in General Fund moneys over revised 1999-2000 levels, approximately $1.4 billion higher than the minimum Proposition 98 guarantee. Per pupil spending is estimated at $6,701 per average daily attendance, an 11 percent increase from the 1999 Budget Act. The 2000 Budget Act also includes an income tax credit to compensate credentialed teachers for the purchase of classroom supplies and a $350 million repayment of prior years' loans to schools, as part of the settlement of the CTA v. Gould lawsuit.
                  ------------

          2. Funding for higher education increased substantially above the revised 1999-2000 level. General Fund support was increased by $486 million (17.9 percent) for the University of California ("UC") and $279 million (12.7 percent) for the California State University ("CSU") system. In addition, Community Colleges funding increased by $497 million (9.0 percent). Undergraduate fees at UC and CSU and the per-unit charge at Community Colleges remained unchanged. The Budget Act anticipates enrollment increases in all sectors, and an expansion of financial aid.

          3. Increased funding of $2.7 billion General Fund for health and human services.

          4. Significant moneys were devoted for capital outlay. A total of $2.0 billion of General Fund money was appropriated for transportation improvements, supplementing gasoline tax revenues normally used for that purpose. This was part of a $6.9 billion Transportation Congestion Relief Program to be implemented over six years. In addition, the Budget Act included $570 million from the General Fund in new funding for housing programs.

          5. A total of about $1.5 billion of tax relief was enacted as part of the budget process. The vehicle license fee reduction, started in 1998, was accelerated to the final 67.5% level for calendar year 2001, two years ahead of schedule. Such acceleration will cost the General Fund approximately $887 million in fiscal year 2000-01 and $1.426 billion in fiscal year 2001-02. Several other targeted tax cuts, primarily for businesses, senior citizens and renters (one time), and education were also approved at a cost of approximately $656 million in 2000-01.

          6. A one-time appropriation of $200 million, to be split between cities and counties, was made to offset property tax shifts during the early 1990s. Additionally, $121 million was appropriated to the COPS program for support of local law enforcement and $75 million in one-time funding was provided for local law enforcement agencies to purchase high technology equipment.

          Subsequent Developments. The Legislature enacted a number of bills with fiscal impacts on the General Fund in 2000-01, which were not included in the 2000-01 Budget, prior to the end of its session on August 31, 2000. Among these were bills to expedite the licensing of new power plants ($57.5 million), to establish a juvenile crime prevention program ($121 million) and to augment the Senior Citizens Property Tax Assistance Program ($100 million). Another bill would enhance retirement benefits for both active and retired teachers. Excess assets and normal cost surplus in the program would fund the costs of enhanced benefits and also provide a $100 million General Fund savings for 2000-01 from reduced contributions to the State Teachers Retirement System.

          Based on results through the first quarter of fiscal year 2000-01, the Department of Finance estimated that revenues were sufficiently strong to make it likely that the State would end the fiscal year at June 30, 2001, with a balance in the budget reserve greater than 4 percent of General Fund revenues. Based on this estimate, since the reserve for the year ended June 30, 2000, was also above 4 percent of General Fund revenues, the Governor announced on October 25, 2000, that, pursuant to provisions in the law enacted in 1991 when the State sales tax rate was last raised, the State sales tax rate would be reduced by
0.25 percent for a period of at least one calendar year, effective January 1, 2001. This reduction will result in approximately $553 million less General Fund revenue in the last half of fiscal year 2000-01 and approximately $600 million less in the first half of fiscal year 2001-02. If the General Fund reserve falls below 4 percent of General Fund revenue in the future, the sales tax rate could be raised by 0.25%.

          The 2001-02 Governor's Budget released on January 10, 2001, provided updated 2000-01 revenue and expenditure estimates. These estimates were further updated on May 14, 2001, with the release of the May Revision to the Governor's Budget (the "May Revision"). The May Revision stated that General Fund revenues in 2000-01 were estimated to be $78.0 billion, $4.1 billion above the 2000 Budget Act estimates and $1.1 billion above the 2001-02 Governor's Budget estimate, reflecting the continuing positive revenue impact of the State's strong economy in 2000. Expenditures in 2000-01 were estimated to be $80.2 billion, about $1.4 billion above the Budget Act estimates. The Department of Finance estimated in the May Revision that the June 30, 2001 Special Fund for Economic Uncertainties balance, the budget reserve, would be approximately $5.9 billion, a substantial increase over the Budget Act estimate of $1.78 billion. This reserve is presently being used to provide advances to support the Department of Water Resources power purchase program. Even with these advances, the Administration does not expect the need to utilize any significant amount of internal borrowing from other State funds prior to the end of the fiscal year.

Fiscal Year 2001-02 Budget

          The 2001-02 Governor's Budget, released January 10, 2001, estimated 2001-02 General Fund revenues and transfers to be about $79.4 billion, and proposed $82.9 billion in expenditures, utilizing a portion of the surplus expected from 2000-01. The Governor proposed budget reserves in 2001-02 of $2.4 billion, including $500 million for unplanned litigation costs.

          The May Revision disclosed a reversal of the recent General Fund financial trend, as a result of the slowdown in economic growth in the State starting in the first quarter of 2001 and, most particularly, the steep drop in stock market levels since early 2000. The May Revision projected General Fund revenues in 2001-02 to approximately $74.8 billion, a drop of $3.2 billion from revised 2000-01 estimated and $4.6 billion below the estimate in the 2001-02 Governor's Budget. Most of the drop was attributed to the personal income tax, which reflected both slower job and wage growth, and a severe decline in capital gains and stock option income, which is included in personal income tax statistics. Lower corporate earnings were projected to result in a drop in the corporate income tax, and sales taxes were projected to increase slightly.

          The May Revision also stated that spending requirements for 2000-01 and 2001-02 would be higher than estimated in the 2001-02 Governor's Budget, principally because of higher retirement costs and increased school spending due to a higher population than originally estimated. In the May Revision, the Administration proposed a series of actions to address these increased costs and decreased revenues. The proposals assume that the State would issue revenue bonds to repay the loans from the General Fund to pay for energy purchases since January 2001, so that a General Fund surplus (including reserves) of almost $6 billion will be available to pay for programs in 2001-02.

          The principal elements included in the May Revision were: (1) reduction in budget and litigation reserves to $1.1 billion from $2.4 billion,
(2) postponement of the allocation from the General Fund to transportation programs of $1.3 billion in 2001-02 and $1.2 billion in 2002-03 of sales tax receipts on gasoline sales, with a corresponding extension by two years of the Governor's transportation initiatives first enacted in the 2000 Budget Act, (3) reduction of $400 million of proposals from the 2001-02 Governor's Budget for one-time non-capital outlay expenditures for a variety of programs, including local government fiscal relief, housing and environmental programs (4) shift of $390 million of non-transportation capital outlay projects from "pay-as-you-go" to debt financing, (5) transfer of $600 million of other special funds to the General Fund, and (6) other budget reductions totaling over $1.0 billion. Total spending for K-12 schools and community colleges was proposed to increase over 2000-01. The overall spending plan for 2001-02 contained in the May Revision totaled $79.7 billion, almost $600 million below projected expenditures in 2000-01, and $3.2 billion below the 2001-02 Governor's Budget proposal. The final 2001 Budget Act will depend on further negotiations between the Administration and the Legislature.

California Energy Matters

          Since the Spring of 2000, the California energy market has experienced a severe imbalance between the supply of, and the demand for, electricity causing the price of electricity to increase dramatically. This imbalance has had its most significant impact on the short-term or spot market for the purchase of electricity and, as a result, on those California electric utilities which do not fully provide for their load requirements through their own generation resources or long-term power purchase contracts entered into before Spring of 2000. California investor-owned utilities have been severely affected by this imbalance because, pursuant to 1996 legislation to deregulate the supply of electricity in California, among other things these utilities were not allowed to enter into long-term power purchase contracts and therefor had to provide for most of their customers' electric requirements primarily through spot market purchases from the California Power Exchange Corporation (the "PX"). On January 17, 2001, the Governor proclaimed a state of emergency in California due to shortages of electricity available to California's investor-owned utilities which had resulted in rolling blackouts and the unanticipated and dramatic increases in electricity prices. Initially under the Governor's emergency powers, and subsequently pursuant to statutory provisions, the California Department of Water Resources ("DWR") was authorized to purchase electricity and make it available to California retail customers.

          The situation was precipitated in part by a financial crises at the Pacific Gas & Electric Company ("PG&E") and the Southern California Edison Company ("Edison") due to the high cost of energy and the constraints imposed upon the utilities in the acquisition of power to serve customer load and limitations on the recovery of the cost of purchased power under the California electric industry deregulation law. Certain elements of such deregulation plan are described below. By January 2001, both PG&E and Edison had accumulated billions of dollars of payment obligations for purchased power which could not be recovered from ratepayers under current law. Both companies failed to make payments to the PX and the California Independent System Operator Corporation (the "ISO") for purchased power which payments were to be forwarded to the actual suppliers of such power. As a result, both utilities indicated that they could be forced into bankruptcy and on April 6, 2001, PG&E filed for bankruptcy under Chapter 11 of the Federal Bankruptcy Code. While no bankruptcy of Edison has occurred, no assurance can be given that Edison will not seek bankruptcy protection or be forced into bankruptcy by its creditors.

          The reasons for the significantly increased cost of energy are under investigation but are reported to include, among other things: limited supply caused by a lack of investment in new power plants to meet growth in demand; planned and unplanned outages of power plants; the sale of generation resources by investor-owned utilities to out of state companies; lower than usual availability of hydroelectric power from the Pacific Northwest due to lower than usual precipitation and higher demand for electricity in the Pacific Northwest; and increased prices for natural gas, the fuel used in many of the power plants serving California. The lack of a sufficient supply of electricity has led to an unprecedented series of consecutive Stage 3 emergencies (i.e., where reserves were less than 1-1/2% of demand) by the ISO and eventually leading to rolling blackouts. Stage 3 emergencies and rolling blackouts could be quite frequent and severe during the summer of 2001 and are expected to continue periodically until sufficient new generating resources are built in California, which could take a minimum of two to three years.

          In March 1998, the three major investor-owned utilities in California, PG&E, Edison and San Diego Gas and Electric Company ("SDG&E") (collectively, the "California IOUs") began operations under State statutes (Chapter 854 of the Laws of 1996) ("ABB 1890") and decisions of the California Public Utilities Commission (the "CPUC") designed to deregulate the supply of electricity to the retail customers of the California IOUs. This was to be accomplished by providing "direct access" to suppliers of electric service other than the California IOU in whose service area the customer was located. The deregulation plan was expected to reduce the costs of electricity to retail customers in California (which, at the time, was significantly higher than other states in the region) by permitting competitive market forces to determine the price of electricity. The plan exempted most generators from the regulatory oversight of the CPUC. The plan also included a freeze on retail electric rates designed to provide the California IOUs the opportunity to recover the costs of certain generation facilities which were not expected to be recoverable under projected market rates for electricity. The California IOUs were required to acquire all electricity to serve their retail load from the PX, a nonprofit corporation established as an energy clearinghouse under AB 1890 to receive bids for the sale and purchase of electricity. AB 1890 also included substantial incentives for the California IOUs to sell certain types of generation resources to diversify generation resource ownership. The California IOUs sold a significant portion of their generation resources to unregulated, private companies located out of state. The California IOUs were also required to turn operational control of their transmission facilities to the ISO. Part of the ISO's responsibilities in controlling the transmission grid was to acquire energy to insure a balance in the amount of energy actually delivered to the grid and the scheduled deliveries of electricity to satisfy demand. While under AB 1890 the PX and the ISO became the major purchasers of electricity to supply the California market, their obligations under such purchases were payable from amounts to be received from the actual suppliers to the retail customers, primarily the California IOUs.

          AB 1890 did not require municipally-owed electric utilities to acquire their electricity from the PX, to sell any of their generation resources or to participate in the ISO.

          In the Spring of 2000, the price for electricity increased dramatically. By that time, SDG&E had been released from the rate freeze instituted pursuant to AB 1890 and included increased costs of electricity in its bills to its retail customers. Due to the severity of the price increases, the CPUC and the State Legislature acted to prevent the full costs of the electricity from immediately being passed to the SDG&E customers. In the Summer of 2000, PG&E and Edison reported that the costs of acquiring electricity exceeded the amount recoverable from their customers under the AB 1890 rate freeze and indicated they were applying cash reserves to supplement revenues from rates. As the cash reserves were being depleted, PG&E and Edison announced that the combination of the rate freeze and high energy prices could force the companies into bankruptcy. As indicated above, PG&E filed for bankruptcy on April 6, 2001. In the Fall of 2000, a series of price caps on the wholesale price of electricity were established. Commencing in December 2000, PG&E and Edison failed to make payments to the PX and the ISO for purchased power almost all of which payments were to be forwarded by the PX and the ISO to the entities which had actually supplied the electricity. In December 2000 in response to the reluctance of suppliers to sell power to PG&E and Edison, the United States Secretary of Energy issued orders requiring suppliers to continue to sell power to the California market and establishing a capped price for such power. All of such orders have expired. As a result, various power suppliers indicated they would not provide the utilities with electricity, either directly or through the PX or the ISO, without assurances of payment. The PX ceased operations in January 2001 and filed for bankruptcy on March 13, 2001. The ISO's credit ratings have dropped significantly. To maintain the supply of electricity to the State, the ISO obtained court orders requiring certain suppliers of electricity to continue providing electricity to the ISO notwithstanding that payments for prior power purchases had not been made, and that payments for future deliveries were not assured due to the financial condition of PG&E and Edison. Those orders were subsequently overturned on appeal.

          Supplementing the authority granted by the Governor in his emergency proclamation, legislation passed at an extraordinary session of the California Legislature on February 6, 2001, appropriated State funds and authorized the DWR to purchase electricity to supply California retail customers. This legislation also authorized the CPUC to suspend any new "direct transactions" between retail customers and electric suppliers as authorized by AB 1890. The State has recently enacted legislation authorizing the issuance of approximately $13.4 billion of revenue bonds to acquire long-term power purchase contracts at prices below the spot market prices and to reimburse the State for amounts advanced to DWR to purchase electricity. The issuance and sale of such bonds have been delayed due to several factors, including the appeal of certain CPUC rulings that are preconditions to the sale of the bonds. It is expected that the bonds will not be issued prior to mid-August, 2001. The DWR is presently purchasing electricity to meet the demands of retail customers using funds appropriated from the General Fund. Approximately $7 billion of General Fund moneys have been spent to purchase electricity. Such purchases are rapidly depleting the General Fund surplus and have resulted in reduced ratings on the State's general obligation and lease revenue bonds. No assurance can be given that further reductions in ratings on such bonds will not occur.

          The State has entered into a number of long-term power purchase contracts and is negotiating additional contracts. The total costs of these contracts have not been made public.

          On May 15, 2001, the CPUC approved retail rate increases for most customers of PG&E and Edison by as much as 50%, depending on class of customer and amount of energy used. The CPUC also made permanent a 10% increase it approved in January 2001. Despite these rate increases, the State contemplates issuing up to $13.4 billion of revenue bonds to acquire long-term power purchase contracts and to reimburse the State for amounts previously advanced to DWR.

          Additional measures have been proposed to limit the cost of energy sold in California, especially during periods of extreme shortage. Some of these proposals, including a recent order by the Federal Energy Regulatory Commission ("FERC"), may be challenged by sellers of electricity.

          Legislation has been enacted and executive orders issued designed to, among other things, encourage and accelerate the construction of additional power plants and the repowering and updating of existing power plants to increase the supply of electricity in the State. Legislation was recently enacted that created a State financing authority and authorized the issuance up to $5 billion in revenue bonds to finance generation and transmission facilities and energy conservation measures. The State has also eased the permitting process for new power plants, and construction of new power plants has begun in California. In addition, the Governor had sought to acquire the electric transmission assets of PG&E and Edison. PG&E and the State were not able to reach agreement on the sale of its transmission assets to the State and has filed for bankruptcy protection. The State, Edison and SDG&E are discussing the possible sale of Edison's and SDG&E's transmission assets to the State. The proposed sale of such assets to the State is one of many proposals being considered by the Governor and the California Legislature, and no assurance can be given as to which proposals will ultimately be implemented or what the final impact will be from the implementation of such proposals.

          To obtain power at lower prices, the Governor recently indicated that he would consider using his executive powers to seize surplus capacity owed by California municipal utilities if acceptable contract terms cannot be reached. Of the Project Participants, the Department of Water and Power of the City of Los Angeles (the "Department"), a municipal utility not subject to the provisions of AB 1890, has the largest amount of surplus power. The Department has been selling surplus power to the State, and currently is negotiating the terms of future sales of surplus power to the State.

          At the national level, the President has announced a new National Energy Policy in part in response to the electricity shortage in California which provides for, among other things, the implementation of measures to increase gas and oil production, establish a unified network of electric transmission facilities throughout the country and development of techniques to provide cleaner burning fuel.

          It is not currently possible to determine the ultimate consequences of California's energy problems on the State and its economy, but the consequences could be substantial.


          Constitutional, Legislative and Other Factors

          Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce the adverse effects described below, among others.

          Revenue Distribution. Certain Debt Obligations in the Portfolio may be obligations of issuers which rely in whole or in part on California State revenues for payment of these obligations. Property tax revenues and a portion of the State's General Fund surplus are distributed to counties, cities and their various taxing entities and the State assumes certain obligations theretofore paid out of local funds. Whether and to what extent a portion of the State's General Fund will be distributed in the future to counties, cities and their various entities is unclear.

          Health Care Legislation. Certain Debt Obligations in the Portfolio may be obligations which are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect these revenues and, consequently, payment on those Debt Obligations.

          The Federally sponsored Medicaid program for health care services to eligible welfare beneficiaries in California is known as the Medi-Cal program. Historically, the Medi-Cal program has provided for a cost-based system of reimbursement for inpatient care furnished to Medi-Cal beneficiaries by any hospital wanting to participate in the Medi-Cal program, provided such hospital met applicable requirements for participation. California law now provides that the State of California shall selectively contract with hospitals to provide acute inpatient services to Medi-Cal patients. Medi-Cal contracts currently apply only to acute inpatient services. Generally, such selective contracting is made on a flat per diem payment basis for all services to Medi-Cal beneficiaries, and generally such payment has not increased in relation to inflation, costs or other factors. Other reductions or limitations may be imposed on payment for services rendered to Medi-Cal beneficiaries in the future.

          Under this approach, in most geographical areas of California, only those hospitals which enter into a Medi-Cal contract with the State of California will be paid for non-emergency acute inpatient services rendered to Medi-Cal beneficiaries. The State may also terminate these contracts without notice under certain circumstances and is obligated to make contractual payments only to the extent the California legislature appropriates adequate funding therefor.


          California enacted legislation in 1982 that authorizes private health plans and insurers to contract directly with hospitals for services to beneficiaries on negotiated terms. Some insurers have introduced plans known as "preferred provider organizations" ("PPOs"), which offer financial incentives for subscribers who use only the hospitals which contract with the plan. Under an exclusive provider plan, which includes most health maintenance organizations ("HMOs"), private payors limit coverage to those services provided by selected hospitals. Discounts offered to HMOs and PPOs may result in payment to the contracting hospital of less than actual cost and the volume of patients directed to a hospital under an HMO or PPO contract may vary significantly from projections. Often, HMO or PPO contracts are enforceable for a stated term, regardless of provider losses or of bankruptcy of the respective HMO or PPO. It is expected that failure to execute and maintain such PPO and HMO contracts would reduce a hospital's patient base or gross revenues. Conversely, participation may maintain or increase the patient base, but may result in reduced payment and lower net income to the contracting hospitals.

          These Debt Obligations may also be insured by the State of California pursuant to an insurance program implemented by the Office of Statewide Health Planning and

Development for health facility construction loans. If a default occurs on insured Debt Obligations, the State Treasurer will issue debentures payable out of a reserve fund established under the insurance program or will pay principal and interest on an unaccelerated basis from unappropriated State funds. The Office of Statewide Health Planning and Development commissioned various studies commencing in December 1983, to evaluate the adequacy of the reserve fund established under the insurance program and based on certain formulations and assumptions found the reserve fund substantially underfunded. The most recent study, prepared in December 1998 by Ernst & Young LLP, concluded, among other things, that although the fund would not meet California private insurance reserve standards, reserves were sufficient and, assuming "normal and expected" conditions, the Health Facility Construction Loan Insurance Fund, as of June 30, 1998, should maintain a positive balance over the long term.

          Mortgages and Deeds. Certain Debt Obligations in the Portfolio may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust. Two statutes limit the creditor's right to obtain a deficiency judgment, one limitation being based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of a nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another California statute, commonly known as the "one form of action" rule, requires creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.

          Upon the default of a mortgage or deed of trust with respect to California real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by California law upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale after expiration of the three-month reinstatement period, which notice of sale must be given at least 20 days before the scheduled sales date. The debtor may reinstate the mortgage, in the manner described above, up to five business days prior to the scheduled sale date. Therefore, the effective minimum period for foreclosing on a mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.

          In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute "state action," and could hold that the private-right-of-sale proceedings violate the due process requirements of the Federal or State Constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.

          Certain Debt Obligations in the Portfolio may be obligations which finance the acquisition of single family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to California's statutory limitations described above applicable to obligations secured by real property. Under California antideficiency legislation, there is no personal recourse against a mortgagor of a single family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.

          Under California law, mortgage loans secured by single-family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and then only if the borrower prepays an amount in excess of 20% of the original principal amount of the mortgage loan in a 12-month period; a prepayment charge cannot in any event exceed six months' advance interest on the amount prepaid during the 12-month period in excess of 20% of the original principal amount of the loan. This limitation could affect the flow of revenues available to an issuer for debt service on the outstanding debt obligations which financed such home mortgages.

          Proposition 9. On November 6, 1979, an initiative known as "Proposition 9" or the "Gann Initiative" was approved by the California voters, which added Article XIIIB to the California Constitution. Under Article XIIIB, State and local governmental entities have an annual "appropriations limit" and are not allowed to spend certain moneys called "appropriations subject to limitation" in an amount higher than the "appropriations limit." Article XIIIB does not affect the appropriation of moneys which are excluded from the definition of "appropriations subject to limitation," including debt service on indebtedness existing or authorized as of January 1, 1979, or bonded indebtedness subsequently approved by the voters. In general terms, the "appropriations limit" is required to be based on certain 1978/79 expenditures, and is to be adjusted annually to reflect changes in consumer prices, population, and certain services provided by these entities. Article XIIIB also provides that if these entities' revenues in any year exceed the amounts permitted to be spent, the excess is to be returned by revising tax rates or fee schedules over the subsequent two years.


          Proposition 13. Certain of the Debt Obligations may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. On June 6, 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which added Article XIIIA to the California Constitution. The effect of Article XIIIA was to limit ad valorem taxes on real property and to restrict the ability of taxing entities to increase real property tax revenues.

          Section 1 of Article XIIIA, as amended, limits the maximum ad valorem tax on real property to 1% of full cash value to be collected by the counties and apportioned according to law. The 1% limitation does not apply to ad valorem taxes or special assessments to pay the interest and redemption charges on any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition. Section 2 of Article XIIIA defines "full cash value" to mean "the County Assessor's valuation of real property as shown on the 1975/76 tax bill under `full cash value' or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed 2% per year, or reduction in the consumer price index or comparable local data, or reduced in the event of declining property value caused by damage, destruction or other factors.

          Legislation enacted by the California Legislature to implement Article XIIIA provides that notwithstanding any other law, local agencies may not levy any ad valorem property tax except to pay debt service on indebtedness approved by the voters prior to July 1, 1978, and that each county will levy the maximum tax permitted by Article XIIIA.




          Proposition 62. On November 4, 1986, California voters approved an initiative statute known as Proposition 62. This initiative provided the following:

          1. Requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity;

          2. Requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction;

          3. Restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed;

          4. Prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIIIA;

          5. Prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments;

          6. Requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative;

          7. Requires that, in the event a local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative; and

          8. Permits these provisions to be amended exclusively by the voters of the State of California.

          In September 1988, the California Court of Appeal in City of
                                                               -------
Westminster v. County of Orange, 204 Cal. App. 3d 623, 215 Cal. Rptr. 511 (Cal.
-------------------------------
Ct. App. 1988), held that Proposition 62 is unconstitutional to the extent that it requires a general tax by a general law city, enacted on or after August 1, 1985 and prior to the effective date of Proposition 62, to be subject to approval by a majority of voters. The Court held that the California Constitution prohibits the imposition of a requirement that local tax measures be submitted to the electorate by either referendum or initiative. It is impossible to predict the impact of this decision on charter cities, on special taxes or on new taxes imposed after the effective date of Proposition 62. The California Court of Appeal in City of Woodlake v. Logan, 230 Cal. App. 3d 1058
                              -------------------------
(Cal. Ct. App. 1991), subsequently held that Proposition 62's popular vote requirements for future local taxes also provided for an unconstitutional referenda. The California Supreme Court declined to review both the City of
                                                                     -------
Westminster and the City of Woodlake decisions.
-----------         ----------------

          In Santa Clara Local Transportation Authority v. Guardino, 11 Cal. 4th
             ------------------------------------------------------
220 (1995), reh'g denied, modified, 12 Cal. 4th 344e (1995), the California
            ----- ------  ---------
Supreme Court upheld the constitutionality of Proposition 62's popular vote requirements for future taxes, and specifically disapproved of the City of
                                                                   -------
Woodlake decision as erroneous.  The Court did not determine the correctness of
--------
the Westminster decision, because that case appeared distinguishable, was not
    -----------
relied on by the parties in Guardino, and involved taxes not likely to still be
                            --------
at issue. It is impossible to predict the impact of the Supreme Court's decision on charter cities or on taxes imposed in reliance on the Woodlake case.
                                                                  --------

          In McBrearty v. City of Brawley, 59 Cal. App. 4th 1441, (Cal. Ct. App.
             ----------------------------
1997), the Court of Appeal held that the city of Brawley must either hold an election or cease collection of utility taxes that were not submitted to a vote. In 1991, the city of Brawley adopted an ordinance imposing a utility tax on its residents and began collecting the tax without first seeking voter approval. In 1996, the taxpayer petitioned for writ of mandate contending that Proposition 62 required the city to submit its utility tax on residents to vote of local electorate. The trial court issued a writ of mandamus and the city appealed.

          First, the Court of Appeal held that the taxpayer's cause of action accrued for statute of limitation purposes at the time of the Guardino decision
                                                              --------
rather than at the time when the city adopted the tax ordinance which was July 1991. Second, the Court held that the voter approval requirement in Proposition 62 was not an invalid mechanism under the state constitution for the involvement of the electorate in the legislative process. Third, the Court rejected the city's argument that Guardino should only be applied on a prospective basis.
                     --------
Finally, the Court held Proposition 218 (see discussion below) did not impliedly protect any local general taxes imposed prior to January 1, 1995 against challenge.

          Proposition 87. On November 8, 1988, California voters approved Proposition 87. Proposition 87 amended Article XVI, Section 16, of the California Constitution by authorizing the California Legislature to prohibit redevelopment agencies from receiving any of the property tax revenue raised by increased property tax rates levied to repay bonded indebtedness of local governments approved by voters on or after January 1, 1989.

          Proposition 218. On November 5, 1996, the voters of the State approved Proposition 218, a constitutional initiative, entitled the "Right to Vote on Taxes Act" ("Proposition 218"). Proposition 218 adds Articles XIII C and XIII D to the California Constitution and contains a number of interrelated provisions affecting the ability of local governments to levy and collect both existing and future taxes, assessments, fees and charges. Proposition 218 became effective on November 6, 1996. The Sponsors are unable to predict whether and to what extent Proposition 218 may be held to be constitutional or how its terms will be interpreted and applied by the courts. Proposition 218 could substantially restrict certain local governments' ability to raise future revenues and could subject certain existing sources of revenue to reduction or repeal, and increase local government costs to hold elections, calculate fees and assessments, notify the public and defend local government fees and assessments in court. For example, as discussed below, a California appellate court in the case of Consolidated Fire Protection Dist. et al. v. Howard Jarvis
                     ----------------------------------------------------------
Taxpayers' Assoc., 63 Cal. App. 4th 211 (Cal. Ct. App. 1998) upheld one of the
-----------------
provisions of Proposition 218 that allows a majority of affected property owners to defeat local government attempts to increase certain property-based fees or charges. Article XIII C of Proposition 218 requires majority voter approval for the imposition, extension or increase of general taxes and two-thirds voter approval for the imposition, extension or increase of special taxes, including special taxes deposited into a local government's general fund.





          Article XIII C of Proposition 218 also expressly extends the initiative power to give voters the power to reduce or repeal local taxes, assessments, fees and charges, regardless of the date such taxes, assessments, fees or charges were imposed. This extension of the initiative power to some extent constitutionalizes the March 6, 1995 State Supreme Court decision in Rossi v. Brown, which upheld an initiative that repealed a local tax and held
--------------
that the State constitution does not preclude the repeal, including the prospective repeal, of a tax ordinance by an initiative, as contrasted with the State constitutional prohibition on referendum powers regarding statutes and ordinances which impose a tax. Generally, the initiative process enables California voters to enact legislation upon obtaining requisite voter approval at a general election. Proposition 218 extends the authority stated in Rossi v.
                                                                        --------
Brown by expanding the initiative power to include reducing or repealing
-----
assessments, fees and charges, which had previously been considered administrative rather than legislative matters and therefore beyond the initiative power.

          The initiative power granted under Article XIII C of Proposition 218, by its terms, applies to all local taxes, assessments, fees and charges and is not limited to local taxes, assessments, fees and charges that are property related.

          Article XIII D of Proposition 218 adds several new requirements making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. "Assessment" is defined to mean any levy or charge upon real property for a special benefit conferred upon the real property.

          Article XIII D of Proposition 218 also adds several provisions affecting "fees" and "charges" which are defined as "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and, after June 30, 1997, existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which (i) generate revenues exceeding the funds required to provide the property related service, (ii) are used for any purpose other than those for which the fees and charges are imposed, (iii) are for a service not actually used by, or immediately available to, the owner of the property in question, or (iv) are used for general governmental services, including police, fire or library services, where the service is available to the public at large in substantially the same manner as it is to property owners. Further, before any property related fee or charge may be imposed or increased, written notice must be given to the record owner of each parcel of land affected by such fee or charges. The local government must then hold a hearing upon the proposed imposition or increase of such property based fee, and if written protests against the proposal are presented by a majority of the owners of the identified parcels, the local government may not impose or increase the fee or charge. This aspect of Proposition 218, section 4 of Article XIIID, was found not to constitute an unlawful referendum pursuant to
Article II, section 9 of the California Constitution.  Following Guardino,
                                                                 --------
supra, in this regard, the court held that these "balloting procedures" were
-----
constitutional.  Consolidated Fire Protection Dist., supra, at 225-26.
                 -----------------------------------------
Moreover, except for fees or charges for sewer, water and refuse collection services, no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.




                             INVESTMENT LIMITATIONS
                             ----------------------

          The investment limitations enumerated below are matters of fundamental policy. Fundamental investment limitations may be changed only by a vote of the holders of a majority of the Fund's outstanding shares. As used herein, a "vote of the holders of a majority of the outstanding shares" of the Company or the Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Company or the Fund, or
(b) 67% or more of the shares of the Company or the Fund present at a meeting if more than 50% of the outstanding shares of the Company or the Fund are represented at the meeting in person or by proxy.

          The Fund may not:

(1) Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing, provided that the Fund may enter into futures contracts and futures options. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) The Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

(2) Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to domestic bank obligations or securities issued or guaranteed by the United States; any state or territory; any possession of the U.S. government; the District of Columbia; or any of their authorities, agencies, instrumentalities, or political subdivisions;

(3) Make loans, except that the Fund may purchase or hold debt obligations in accordance with its investment objective, policies, and limitations;

(4) Purchase securities on margin, make short sale of securities, or maintain a short position; provided that the Fund may enter into futures contracts and futures options;

(5) Act as an underwriter of securities within the meaning of the Securities Act of 1933, except to the extent that the purchase of Municipal Obligations or other securities directly from the issuer thereof in accordance with the Fund's investment objective, policies, and limitations may be deemed to be underwriting;

(6) Purchase or sell real estate, except that the Fund may invest in Municipal Obligations secured by real estate or interests therein;

(7) Purchase or sell commodity futures contracts, or invest in oil, gas, or mineral exploration or development programs; provided that the Fund may enter into futures contracts and futures options;

(8) Write or sell puts, calls, straddles, spreads, or combinations thereof; provided that the Fund may enter into futures contracts and futures options;

(9) Invest in industrial revenue bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation;

(10) Issue any senior securities, except insofar as any borrowing in accordance with the Fund's investment limitations might be considered to be the issuance of a senior security; provided that the Fund may enter into futures contracts and futures options; and

(11) Under normal circumstances, (i) invest less than 80% of its assets in investments the income from which is exempt, as applicable, from federal income tax or from both federal and state income tax; or (ii) invest its assets so that less than 80% of the income that it distributes will be exempt, as applicable, from federal income tax or from both federal and state income tax.


                                    *  *  *

          In addition to the investment limitations described above, the Fund will not purchase securities of any one issuer if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Fund's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer; and (b) the foregoing 5% limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. This policy may be changed by the Company's Board of Directors without shareholder approval. For purposes of this policy: (a) a security is considered to be issued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed by the United States government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. government obligations.

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund's securities will not constitute a violation of such limitation. With respect to investment limitation 11, the investment limitation shall be measured at the time of the investment; provided that if subsequent to the investment, if the requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this requirement.




                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

Distributor
-----------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a registered broker-dealer and the Company's sponsor and distributor. The Distributor is a wholly-owned subsidiary of Federated Investors, Inc. and is located at 5800 Corporate Drive, Pittsburgh, PA 15237-5829. The Distributor has agreed to use appropriate efforts to solicit all purchase orders.

          At various times the Distributor may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily intended to result in sales of shares of the Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Fund.

          In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Fund or for providing substantial marketing, sales and operational support. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

Purchase of Shares
------------------

          Shares of the Fund are offered for sale at their net asset value per share next computed after a purchase request is received in good order by the Company's transfer agent or by an authorized broker or designated intermediary. The Distributor has established several procedures for purchasing shares in order to accommodate different types of investors.

          Shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in shares selected by the Customer. Investors purchasing shares may include officers, directors, or employees of the particular Shareholder Organization.

          Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Investors, "Investors"). Shares may also be purchased by Customers of the Adviser and Sub-Adviser, their affiliates and correspondent banks, and other Shareholder Organizations that have entered into agreements with the Company. A Shareholder Organization may elect to hold of record shares for its Customers and to record beneficial ownership of shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase requests for its Customers and to transmit, on a timely basis, payment for such requests to Boston Financial Data Services, Inc. ("BFDS"), in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases (and redemptions) will be sent by BFDS to the particular Shareholder Organization. As an alternative, a Shareholder Organization may elect to establish its Customers' accounts of record with BFDS. In this event, even if the Shareholder Organization continues to place its Customers' purchase (and redemption) requests with the Fund, BFDS will send confirmations of such transactions and periodic account statements directly to the shareholders of record. Shares in the Fund bear the expense of fees payable to Shareholder Organizations for such services. See "Shareholder Organizations."


Redemption Procedures
---------------------

          Customers of Shareholder Organizations holding shares of record may redeem all or part of their investments in the Fund in accordance with procedures governing their accounts at the Shareholder Organizations. It is the responsibility of the Shareholder Organizations to transmit redemption requests to BFDS and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption requests for Institutional Investors must be transmitted to BFDS by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemption payments to Shareholder Organizations or Institutional Investors is imposed by the Company, although Shareholder Organizations may charge a Customer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Organizations. An Investor redeeming shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such Investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their shares in accordance with any of the procedures described below

(these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with BFDS).

          As discussed in the Prospectus, a redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by BFDS in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Medallion Program ("STAMP") in order to be approved by BFDS pursuant to the Signature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from BFDS at (800) 446-1012 or P.O. Box 8529, Boston, MA 02266-8529.

          BFDS may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until BFDS receives all required documents in good order. Payment for shares redeemed will ordinarily be made by mail within five Business Days after receipt by BFDS of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to BFDS at (800) 446-1012 (from overseas, call (617) 483-7297).

          Direct Investors who have so indicated on the Application, or have subsequently arranged in writing to do so, may redeem shares by instructing BFDS by wire or telephone to wire the redemption proceeds directly to the Direct Investor's account at any commercial bank in the United States.

          During periods of substantial economic or market change, telephone redemptions may be difficult to complete. If an Investor is unable to contact BFDS by telephone, the Investor may also deliver the redemption request to BFDS in writing at the address noted above.


Other Redemption Information
----------------------------

          The Company may suspend the right of redemption or postpone the date of payment for shares for more than 7 days during any period when (a) trading on the New York Stock Exchange ("NYSE") is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.


          In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares an amount that is more or less than his original investment due to changes in the market prices of the Fund's portfolio securities.

          The Company reserves the right to honor any request for redemption or repurchase of the Fund's shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing the Fund's net asset value (a "redemption in kind"). If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Company has filed a notice of election with the SEC under Rule 18f-1 of the 1940 Act. Therefore, the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

          Under certain circumstances, the Company may, in its discretion, accept securities as payment for shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide
                                                                 ---------
reorganization or statutory merger, or other transactions involving securities that meet the investment objective and policies of the Fund.


                               INVESTOR PROGRAMS
                               -----------------

Systematic Withdrawal Plan
--------------------------

          An Investor who owns shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The Investor may request:

          (1)  A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4)  A declining-balance withdrawal.

          Prior to participating in a Systematic Withdrawal Plan, the Investor must deposit any outstanding certificates for shares with BFDS. Under this Plan, dividends and distributions are automatically reinvested in additional shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of shares, and there will be a reduction of the shareholder's equity in the Fund if the amount of the withdrawal payments exceeds the dividends and distributions paid on the shares and the appreciation of the Investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An Investor may not participate in a program of systematic investing in the Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange shares having a value of at least $500 for shares of any other portfolio of the Company or Excelsior Funds, Inc. ("Excelsior Fund" and, collectively with the Company, the "Companies") or for shares of Excelsior Funds Trust. An exchange involves a redemption of all or a portion of the shares in the Fund and the investment of the redemption proceeds in shares of another portfolio of the Companies or Excelsior Funds Trust. The redemption will be made at the per share net asset value of the shares being redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order.

          Shares may be exchanged by telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Funds Trust. However, certain exchanges may be subject to a 2.00% redemption fee. See Excelsior Fund's International Funds Prospectus and Excelsior Funds Trust's Prospectus. In order to prevent abuse of the exchange privilege to the disadvantage of other shareholders, the Companies and Excelsior Funds Trust reserve the right to limit the number of exchange requests of Investors to no more than six per year. The Company may also refuse an exchange request if it determines that such exchange would not be in the best interests of the Fund or its shareholders. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.


          For federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the shares to be given up in exchange is more or less than the basis in such shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of shares in his or her tax basis for such shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such shares. However, if the shareholder effects an exchange of shares for shares of another portfolio of the Companies within 90 days of the purchase and is able to reduce the sales load otherwise applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares but may be included (subject to the limitation) in the tax basis of the new shares.

Retirement Plans
----------------

          Shares are available for purchase by Investors in connection with the following tax-deferred prototype retirement plans offered by United States Trust Company of New York ("U.S. Trust New York"):

     . IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

     . Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

     .  Keogh Plans for self-employed individuals.

          Investors investing in the Fund pursuant to Profit Sharing and Money-Purchase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 and the minimum subsequent investment is $50. Detailed information concerning eligibility, service fees and other matters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 483-7297). Customers of Shareholder Organizations may purchase shares of the Fund pursuant to retirement plans if such plans are offered by their Shareholder Organizations.


Automatic Investment Program
----------------------------

          The Automatic Investment Program is one means by which an Investor may use "dollar cost averaging" in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals. This may help Investors to reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher prices. In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using dollar cost averaging are purchased without regard to their price on the day of investment or to market trends. In addition, while Investors may find dollar cost averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his shares at a price which is lower than their purchase price. The Company may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated. An Investor may also implement the dollar cost averaging method on his own initiative or through other entities.

Additional Information
----------------------

          Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the above programs directly from their Shareholder Organizations.


                                 DESCRIPTION OF CAPITAL STOCK
                                 ----------------------------

          The Company's Charter authorizes its Board of Directors to issue up to twenty-four billion full and fractional shares of common stock, $.001 par value per share, and to classify or reclassify any unissued shares of the Company into one or more classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Company's authorized common stock is currently classified into nineteen series of shares representing interests in seven investment portfolios.

          Each share in the Fund represents an equal proportionate interest in the Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Company's Board of Directors.

          Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fund, its shareholders are entitled to receive the assets available for distribution belonging to the Fund and a proportionate distribution, based upon the relative asset values of the Company's portfolios, of any general assets of the Company not belonging to any particular portfolio of the Company which are available for distribution. In the event of a liquidation or dissolution of the Company, its shareholders will be entitled to the same distribution process.

          Shareholders of the Company are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Company's shares may elect all of the Company's directors, regardless of votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants and the election of directors may be effectively acted upon by shareholders of the Company voting without regard to class.

          The Company's Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the assets of the Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Fund to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the Fund's assets into money and, in connection therewith, to cause all outstanding shares of the Fund to be redeemed at their net asset value; or (c) combine the assets belonging to the Fund with the assets belonging to another portfolio of the Company, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding shares of the Fund to be redeemed at their net asset value or converted into shares of another class of the Company's common stock at net asset value. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act, and the Board of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of the Company's common stock (or of the shares of the Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by the Company's Charter, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Company voting without regard to class.

          Certificates for shares will not be issued unless expressly requested in writing to BFDS and will not be issued for fractional shares.



                                 MANAGEMENT OF THE FUND
                                 ----------------------

Directors and Officers
----------------------

          The business and affairs of the Fund are managed under the direction of the Company's Board of Directors. The directors and executive officers of the Company, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows.




Principal Occupation
                                          Position with
During Past 5 Years and
Name and Address                          the Company
Other Affiliations
----------------                          -----------
------------------

Frederick S. Wonham/1/                    Chairman of the Board, President
Retired; Chairman of the Boards (since 1997)
Excelsior Tax-Exempt Funds, Inc.          and Treasurer                     and
President, Treasurer and Director (since
One Freedom Valley Drive
1995) of the Company and Excelsior Funds, Inc.;
Oaks, PA 19456
Chairman of the Boards (since 1997), President,
Age: 69
Treasurer and Trustee (since 1995) of Excelsior

Funds Trust; Vice Chairman of U.S. Trust

Corporation and U.S. Trust New York (from

February 1990 until September 1995); and

Chairman, U.S. Trust Company (from March 1993
                                                                            to
May 1997).




Rodman L. Drake                           Director
Director of the Company and Excelsior Funds
Continuation Investments Group, Inc.
(since 1996); Trustee of Excelsior Funds Trust
1251 Avenue of the Americas
(since 1994); Director, Parsons Brinkerhoff,
9th Floor                                                                   Inc.
(engineering firm) (since 1995);
New York, NY  10020
President, Continuation Investments Group, Inc.
Age: 57
(since 1997); President, Mandrake Group

(investment and consulting firm)


-------------------------
/1/ This director is considered to be an "interested person" of the Company as defined in the 1940 Act due to his ownership of common stock of The Charles Schwab Corporation.



Principal Occupation
                                          Position with
During Past 5 Years and
Name and Address                          the Company
Other Affiliations
----------------                          -----------
------------------


(1994-1997); Chairman, MetroCashcard International Inc.

(since 1999); Director, Hotelivision, Inc. (since 1999);

Director, Alliance Group Services, Inc. (since 1998);

Director, Clean Fuels Technology Corp. (since 1998);

Director, Absolute Quality Inc.(since 2000); Director,

Hyperion Total Return Fund, Inc. and three other funds
                                                                            for
which Hyperion Capital Management, Inc. serves as

investment adviser (since 1991); Co-Chairman, KMR Power

Corporation (power plants) (from 1993 to 1996);

Director, The Latin America Smaller Companies Fund, Inc.

(from 1993 to 1998); Member of Advisory Board, Argentina

Private Equity Fund L.P. (from 1992 to 1996) and

Garantia L.P. (Brazil) (from 1993 to 1996); and

Director, Mueller Industries, Inc. (from 1992 to 1994).





Mel Hall                                  Director
Director of the Company and Excelsior Funds,
Comprehensive Health Services, Inc.                                         Inc.
(since July 30, 2000); Trustee of
8229 Boone Blvd., Suite 700
Excelsior Funds Trust (since July 30, 2000);
Vienna, VA  22182
Chief Executive Officer, Comprehensive Health
Age: 55
Services, Inc. (health care management and

administration).




Jonathan Piel                             Director
Director of the Company and Excelsior Funds,
Excelsior Tax-Exempt Funds, Inc.                                            Inc.
(since 1996); Trustee of Excelsior Funds
One Freedom Valley Drive
Trust (since 1994); Vice President and Editor,
Oaks, PA 19456
Scientific American, Inc. (from 1986 to 1994);
Age: 62
Director, Group for The South Fork,

Bridgehampton, New York (since 1993); and

Member, Advisory Committee, Knight Journalism

Fellowships, Massachusetts Institute of

Technology (since 1984); Candidate for the

degree of Master of Professional Studies,

Interactive Telecommunication Program, Tisch

School of the Arts, New York University;

expected date of Graduation, May 2002.




Brian Schmidt                             Vice President and Chief
Senior Vice President, U.S. Trust Company
U.S. Trust Company                        Financial Officer
(since 1998); Vice President, U.S. Trust
225 High Ridge Road
Company (from 1996-1998); Vice President and
Stamford, CT 06905
Chief Financial Officer, the Company, Excelsior
Age: 41
Funds, Inc. and Excelsior Funds Trust (since

February 2001); Chief Financial Officer,

Excelsior Venture Investors III, LLC and

Excelsior Venture Partners III, LLC (since

2001); Chief Financial Officer, Excelsior

Private Equity Fund II, Inc. (since 1997) and
                                                                            UST
Private Equity Fund, Inc. (since 1995).



Principal Occupation
                                          Position with
During Past 5 Years and
Name and Address                          the Company
Other Affiliations
----------------                          -----------
------------------

Frank Bruno                               Vice President and Assistant      Vice
President, U.S. Trust Company (since
U.S. Trust Company                        Treasurer
1994); Vice President and Assistant Treasurer,
225 High Ridge Road                                                         the
Company, Excelsior Funds, Inc. and
Stamford, CT  06905
Excelsior Funds Trust (since February 2001).
Age: 41



W. Bruce McConnel, III                    Secretary
Partner of the law firm of Drinker
Drinker Biddle & Reath LLP
Biddle & Reath LLP.
One Logan Square
18th and Cherry Streets
Philadelphia, PA  19103-6996
Age: 58


Michael P. Malloy                         Assistant Secretary
Partner of the law firm of Drinker Biddle &
Drinker Biddle & Reath LLP
Reath LLP.
One Logan Square
18th and Cherry Streets
Philadelphia, PA  19103-6996
Age: 42

Julia E. Babik                            Assistant Treasurer
Mutual Fund Accounting Manager, SEI Investments
SEI Investments Mutual Funds Services
Mutual Funds Services.
One Freedom Valley Drive
Oaks, PA  19456
Age: 32

Timothy D. Barto                          Assistant Treasurer
Attorney, SEI Investments Mutual Funds Services
SEI Investments Mutual Funds Services
(1999-present); Associate, Dechert (law firm)
One Freedom Valley Drive
(1997-1999); Associate, Richter, Miller & Finn
Oaks, PA  19456                                                             (law
firm) (1994-1997).
Age: 33


          The Company's Board has a Nominating Committee consisting of Messrs. Drake and Piel. The Nominating Committee is responsible for considering candidates for election to the Company's Board in the event a position is vacated or created. The Nominating Committee met once during the Company's fiscal year ended March 31, 2001. At that meeting, held on July 28, 2000, the Nominating Committee nominated Mr. Hall for election to the Company's Board. The Nominating Committee will consider nominees recommended by the Company's shareholders. Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Company.

          Each director of the Company receives an annual fee of $9,000 from each of the Company and Excelsior Funds and $4,000 from Excelsior Funds Trust plus a meeting fee of $1,500 from each of the Company and Excelsior Fund and $250 from Excelsior Funds Trust for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum from each of the foregoing Companies for services in such capacity. In addition, Messrs. Drake and Piel each receive $2,000 per annum for their services on the Nominating Committee. Drinker Biddle & Reath LLP, of which Messrs. McConnel and Malloy are partners, receives legal fees as counsel to the Company. The employees of U.S. Trust Company and SEI do not receive any compensation from the Company for acting as officers of the Company. No person who is currently an officer, director or employee of the Adviser or Sub-Adviser serves as an officer, director or employee of the Company. As of July 2, 2001, the directors and officers of the Company as a group owned beneficially less than 1% of the outstanding shares of each fund of the Company, and less than 1% of the outstanding shares of all funds of the Company in the aggregate.


          The following chart provides certain information about the fees received by the Company's directors in the most recently completed fiscal year.


                                                    Pension or
               Total
                                 Aggregate          Retirement
Estimated        Compensation from
                               Compensation      Benefits Accrued     Annual
Benefits      the Company and
                                   from             As Part of             Upon
           Fund Complex*
  Name of Person/Position       the Company        Fund Expenses
Retirement        Paid to Directors
--------------------------------------------------------------------------------
-----------------------------

Donald L. Campbell***                  $ 4,500         None                None
                $11,000(3)**
Director

Rodman L. Drake                        $21,500         None                None
                $49,750(3)**
Director

Joseph H. Dugan****                    $19,500         None                None
                $44,750(3)**
Director

Wolfe J. Frankl****                    $18,000         None                None
                $41,500(3)**
Director

Jonathan Piel                          $21,500         None                None
                $49,750(3)**
Director

Robert A. Robinson****                 $21,500         None                None
                $49,750(3)**
Director

Alfred C. Tannachion****               $19,500         None                None
                $44,750(3)**
Director

Mel Hall                               $10,500         None                None
                $24,000(3)**
Director

Frederick S. Wonham                    $24,500         None                None
                $59,750(3)**
Chairman of the Board,
President and Treasurer

_______________

* The "Fund Complex" consists of the Company, Excelsior Funds, Inc. and Excelsior Funds Trust.

** Number of investment companies in the Fund Complex for which director served as director or trustee.

***  Mr. Campbell resigned from the Boards of the Companies as of July 31, 2000.

**** Messrs. Dugan, Frankl, Robinson and Tannachion retired from the Boards as of July 27, 2001.


Investment Advisory, Sub-Advisory and Administration Agreements
---------------------------------------------------------------


          U.S. Trust New York and U.S. Trust Company (together with U.S. Trust New York, "U.S. Trust" or the "Adviser") serve as co-investment advisers to the Fund. U.S. Trust Company, N.A. serves as the Fund's sub-adviser (the "Sub-Adviser"). U.S. Trust New York, U.S. Trust Company and U.S. Trust Company, N.A. provide investment advisory services through their respective registered investment advisory divisions, U.S. Trust-New York Fund Advisory Division and U.S. Trust-Connecticut Fund Advisers Division and U.S. Trust-California Fund Advisers Division. In the Investment Advisory and Sub-Advisory Agreements, U.S. Trust and the Sub-Adviser, respectively, have agreed to provide the services described in the Prospectus. The Adviser and Sub-Adviser have also agreed to pay all expenses incurred by them in connection with their activities under the agreements other than the cost of securities, including brokerage commissions, if any, purchased for the Fund. The Adviser and Sub-Adviser may, from time to time, voluntarily waive a portion of their respective fees, which waivers may be terminated at any time.

          Prior to May 31, 2000, U.S. Trust served as investment adviser to the Fund pursuant to an advisory agreement substantially similar to the Investment Advisory Agreement currently in effect for the Fund.


          For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Adviser is entitled to be paid a fee computed daily and paid monthly, at the annual rate of 0.50% of the Fund's average daily net assets. The Sub-Adviser is entitled to receive from the Adviser an annual fee, computed and paid monthly, at the annual rate of 0.50% of the Fund's average daily net assets.

          For the fiscal years ended March 31, 2001, 2000 and 1999, the Company paid the Adviser fees for advisory services as follows:



                                            Fiscal Year ended         Fiscal
Year ended        Fiscal Year ended
                                              March 31, 2001           March 31,
2000            March 31, 1999
                                         ------------------------
-----------------------  ------------------------

California Tax-Exempt Income Fund                         $15,165
 $317,994                        $0

          For the fiscal years ended March 31, 2001, 2000 and 1999, the Adviser voluntarily agreed to waive a portion of its advisory fee for the Fund. During the periods stated, these waivers reduced advisory fees by the following:

                                            Fiscal Year ended         Fiscal
Year ended        Fiscal Year ended
                                              March 31, 2001           March 31,
2000            March 31, 1999
                                         ------------------------
-----------------------  ------------------------

California Tax-Exempt Income Fund                        $282,796
 $176,664                        $0


          For the fiscal years ended March 31, 2001, 2000 and 1999, the Company paid the Sub-Adviser fees for sub-advisory services as follows:

                                            Fiscal Year ended         Fiscal
Year ended        Fiscal Year ended
                                              March 31, 2001           March 31,
2000            March 31, 1999
                                         ------------------------
-----------------------  ------------------------

California Tax-Exempt Income Fund                              $0
       $0                        $0


          For the fiscal years ended March 31, 2001, 2000 and 1999, the Sub-Adviser voluntarily agreed to waive a portion of its sub-advisory fees for the Fund. During the periods stated, these waivers reduced sub-advisory fees by the following:

                                            Fiscal Year ended         Fiscal
Year ended       Fiscal Year ended
                                              March 31, 2001           March 31,
2000          March 31, 1999
                                         ------------------------
-----------------------  ---------------------

California Tax-Exempt Income Fund                         $15,165
 $317,994                     $0


          The Investment Advisory Agreement and the Sub-Advisory Agreement provide that the Adviser and the Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such agreements, except that the Adviser shall be jointly, but not severally, liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Adviser in the performance of their duties or from reckless disregard by either of them of their duties and obligations thereunder. In addition, the Adviser has undertaken in the Investment Advisory Agreement to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab"). Charles R. Schwab is the founder, Chairman and Co-Chief Executive Officer and a Director and significant shareholder of Schwab. As a result of his positions and share ownership, Mr. Schwab may be deemed to be a controlling person of Schwab and its subsidiaries. Through its principal subsidiary Charles Schwab & Co., Inc., Schwab is one of the nation's largest financial services firm and the nation's largest electronic brokerage firm, in each case measured by customer assets. At December 31, 2000, Schwab served 7.5 million active accounts with $872 billion in customer assets through 404 branch officers, four regional customer telephone service centers and automated telephonic and online channels. Approximately 28% of Schwab's customer assets and approximately 14% of its customer accounts are managed by the 6,000 independent, fee-based investment advisors served by Schwab's institutional investor segment.

          SEI, Federated Services Company (an affiliate of the Distributor) and U.S. Trust Company (together, the "Administrators") serve as the Fund's administrators and provide the Fund with general administrative and operational assistance. SEI replaced Chase Global Funds Services Company ("CGFSC") as one of the Company's Administrators pursuant to an Accounting and Administration Agreement dated June 4, 2001 (the "Administration Agreement"). Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset value, net income, "exempt interest dividends" and realized capital gains or losses, if any, of the Fund. The Administrators prepare semiannual reports to the SEC, prepare federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing share purchase and redemption orders, maintain the Fund's financial accounts and records, and generally assist in the Fund's operations.

          The Administrators also provide administrative services to the other investment portfolios of the Company and to all of the investment portfolios of Excelsior Fund and Excelsior Funds Trust which are also advised by U.S. Trust and its affiliates and distributed by the Distributor. For services provided to all of the investment portfolios of the Company, Excelsior Fund and Excelsior Funds Trust (except for the international portfolios of Excelsior Fund and Excelsior Funds Trust), the Administrators are entitled jointly to fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of Excelsior Fund and Excelsior Funds Trust) as follows:

                  Combined Aggregate Average Daily Net Assets
                       of the Company, Excelsior Fund and
         Excelsior Funds Trust (excluding the international portfolios of Excelsior Fund and Excelsior Funds Trust)
                  --------------------------------------------

                                                   Annual Fee
                                                   ----------

          First $200 million                            0.200%
          Next $200 million                             0.175%
          Over $400 million                             0.150%

          Administration fees payable to the Administrators by each portfolio of the Company, Excelsior Fund and Excelsior Funds Trust are allocated in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by the Fund, which waivers may be terminated at any time. For the fiscal year ending March 31, 2002, U.S. Trust Company has voluntarily agreed to waive 0.04% of its administration fee.

          For the fiscal years ended March 31, 2001, 2000 and 1999, the fees paid by the Fund for administration services were as follows:

                                            Fiscal Year ended         Fiscal
Year ended        Fiscal Year ended
                                              March 31, 2001           March 31,
2000            March 31, 1999
                                         ------------------------
-----------------------  ------------------------

California Tax-Exempt Income Fund                         $90,580
  $96,808                   $73,723

          For the fiscal years ended March 31, 2001, 2000 and 1999, the Administrators did not waive any administration fees:


Shareholder Organizations
-------------------------

          The Company has entered into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own shares in consideration for the Fund's payment of not more than the annual rate of 0.40% of the average daily net assets of the Fund's shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of shares; (b) assisting in processing purchase, exchange and redemption transactions; (c) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem shares; (d) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (e) providing tax and dividend information to shareholders as appropriate; (f) transmitting proxy statements, annual reports, updated prospectuses and other communications from the Company to Customers; and
(g) providing or arranging for the provision of other related services. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer's investment.

          The Company's agreements with Shareholder Organizations are governed by an Administrative Services Plan (the "Plan") adopted by the Company. Pursuant to the Plan, the Company's Board of Directors will review, at least quarterly, a written report of the amounts expended under the Company's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of the Company's directors, including a majority of the directors who are not "interested persons" of the Company as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to the Company's arrangements with Shareholder Organizations must be approved by a majority of the Board of Directors (including a majority of the Disinterested Directors). So long as the Company's arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of the Company's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Company will be committed to the discretion of such Disinterested Directors.

          For the fiscal year ended March 31, 2001, the Company made payments to Shareholder Organizations in the following amounts:


Amounts Paid to Affiliates
                                                         Total Paid
    of U.S. Trust
                                                         ----------
    -------------

California Tax-Exempt Income Fund                                  $88,780
                    $88,780


Expenses
--------

          Except as otherwise noted, the Adviser, Sub-Adviser and the Administrators bear all expenses in connection with the performance of their services. The Fund bears the expenses incurred in its operations. Expenses of the Fund include: taxes; interest; fees (including the Fund's portion of the fees paid to the Company's directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, sub-advisory, administration and administrative servicing fees; charges of the custodian, transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing services; costs of shareholder reports and meetings; and any extraordinary expenses. The Fund also pays for brokerage fees and commissions in connection with the purchase of portfolio securities.

Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of J.P. Morgan Chase & Co., Inc., serves as custodian of the Fund's assets. Under the Custodian Agreement, Chase has agreed to: (i) maintain a separate account or accounts in the name of the Fund; (ii) make receipts and disbursements of money on behalf of the Fund; (iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and (vi) make periodic reports to the Company's Board of Directors concerning the Fund's operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Fund, with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation. Communications to the custodian should be directed to Chase, Mutual Funds Service Division, 3 Chase MetroTech Center, 8th Floor, Brooklyn, New York 11245.


          U.S. Trust New York serves as the Fund's transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to: (i) issue and redeem shares; (ii) address and mail all communications by the Fund to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Company's Board of Directors concerning the Fund's operations. For its transfer agency, dividend-disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services. U.S. Trust New York is located at 114 W. 47th Street, New York, New York 10036.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. CGFSC is located at 73 Tremont Street, Boston MA 02108-3913. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from the Company for any of its sub-transfer agency services. U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.

          Effective September 18, 2001, the Transfer Agency Agreement and Sub-Transfer Agency Agreement with U.S. Trust New York and CGFSC, respectively, will be terminated and BFDS will become the Company's transfer agent. Effective September 18, 2001, communications to the transfer agent should be directed to BFDS, P.O. Box 8529, Boston, MA 02266-8529 (or, if by overnight or certified mail, 66 brooks Drive, Braintree, MA 02184.



                             PORTFOLIO TRANSACTIONS
                             ----------------------

          Subject to the general control of the Company's Board of Directors, the Adviser and Sub-Adviser are responsible for, make decisions with respect to, and place orders for all purchases and sales of portfolio securities.

          The Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year. It is expected that the Fund's turnover rate may be higher than that of many other investment companies with similar investment objectives and policies. The Fund's portfolio turnover rate may also be affected by cash requirements for redemptions of shares and by regulatory provisions which enable the Fund to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial Highlights" in the Prospectus for the Fund's portfolio turnover rate.

          Securities purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.
With respect to over-the-counter transactions, the Fund, where possible, will deal directly with dealers who make a market in the securities involved, except in those situations where better prices and execution are available elsewhere.

          The Investment Advisory and Sub-Advisory Agreements provide that, in executing portfolio transactions and selecting brokers or dealers, the Adviser and Sub-Adviser will seek to obtain the best net price and the most favorable execution. The Adviser and Sub-Adviser shall consider factors they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of the Company, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory and Sub-Advisory Agreements authorize the Adviser and Sub-Adviser, to the extent permitted by law and subject to the review of the Company's Board of Directors from time to time with respect to the extent and continuation of the policy, to cause the Fund to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Adviser or Sub-Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser or Sub-Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the fixed-income market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Adviser and the Sub-Adviser and does not reduce the investment advisory fee payable by the Fund. Such information may be useful to the Adviser or Sub-Adviser in serving the Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser or Sub-Adviser in carrying out its obligations to the Fund.

          Portfolio securities will not be purchased from or sold to the Adviser, the Sub-Adviser, the Distributor, or any of their affiliated persons (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

          Investment decisions for the Fund are made independently from those for other investment companies, common trust funds and other types of funds managed by the Adviser and the Sub-Adviser. Such other investment companies and funds may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser or Sub-Adviser believes to be equitable to the Fund and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser and the Sub-Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          The Company is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the close of the most recent fiscal year. As of March 31, 2001, the Fund did not hold any securities of the Company's regular brokers or dealers or their parents.



                              PORTFOLIO VALUATION
                              -------------------

          Portfolio securities in the Fund for which market quotations are readily available (other than debt securities maturing in 60 days or less) are valued at market value. Securities and other assets for which market quotations are not readily available are valued at fair value, pursuant to the guidelines adopted by the Company's Board of Directors. Absent unusual circumstances, portfolio securities maturing in 60 days or less are normally valued at amortized cost. The net asset value of shares in the Fund will fluctuate as the market value of its portfolio securities changes in response to changing market rates or interest and other factors.

          Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices. A futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. Restricted securities and securities or other assets for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by the Board of Directors.

          The Administrators have undertaken to price the securities in the Fund's portfolio and may use one or more pricing services to value certain portfolio securities in the Fund where the prices provided are believed to reflect the fair market value of such securities. The methods used by the pricing services and the valuations to established will be reviewed by the Administrators under the general supervision of the Board of Directors.


                              INDEPENDENT AUDITORS
                              --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA, 02116, serve as auditors of the Company. The Fund's Financial Highlights included in the Prospectus and the financial statements for the fiscal year ended March 31, 2001 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their report thereon which appears therein.


                                    COUNSEL
                                    -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Company, and Mr. Malloy, Assistant Secretary of the Company, are partners), One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, is counsel to the Company.

                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------


Federal
-------

          The following supplements the tax information contained in the Prospectus.

          For federal income tax purposes, each Fund is treated as a separate corporate entity, and has qualified and intends to continue to qualify as a regulated investment company. Such qualification generally relieves a Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with applicable requirements. If, for any reason, a Fund does not qualify for a taxable year for the special federal tax treatment afforded regulated investment companies, such Fund would be subject to federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions (whether or not derived from interest on Municipal Securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders. Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

          The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Fund will not be suitable for tax-exempt institutions or for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Fund's dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under the Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

          In order for the Fund to pay exempt-interest dividends for any taxable year, at least 50% of the aggregate value of the Fund's portfolio must consist of exempt-interest obligations at the close of each quarter of its taxable year. Within 60 days after the close of the taxable year, the Fund will notify its shareholders of the portion of the dividends paid by the Fund which constitutes an exempt-interest dividend with respect to such taxable year. However, the aggregate amount of dividends so designated by the Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Fund with respect to any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund for such year.

          Interest on indebtedness incurred by a shareholder to purchase or carry the Fund's Shares generally is not deductible for income tax purposes. In addition, if a shareholder holds Shares for six months or less, any loss on the sale or exchange of those Shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the Shares. The Treasury Department, however, is authorized to issue regulations reducing the six-month holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where the investment company regularly distributes at least 90% of its net tax-exempt interest. No such regulations had been issued as of the date of this Statement of Additional Information.

          Any net long-term capital gains realized by the Fund will be distributed at least annually. The Fund will generally have no tax liability with respect to such gains and the distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Shares. Such distributions will be designated as a capital gain dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Fund's taxable year.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

California
----------

          As a regulated investment company, the Fund will be relieved of liability for California state franchise and corporate income tax to the extent its earnings are distributed to its shareholders (including interest income on California Municipal Obligations for franchise tax purposes). The Fund will be taxed on its undistributed taxable income. If for any year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of the Fund's taxable income may be subject to California state franchise or income tax at regular corporate rates.

          If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a regulated investment company, or series thereof, consists of obligations the interest on which, if held by an individual, is exempt from taxation by California ("California Exempt Obligations"), then a regulated investment company, or series thereof, will be qualified to pay dividends exempt from California state personal income tax to its non-corporate shareholders (hereinafter referred to as "California exempt-interest dividends"). For this purpose, California Exempt Obligations are generally limited to California Municipal Obligations and certain U.S. Government and U.S. Possession obligations. A "series" of a regulated investment company is defined as a segregated portfolio of assets, the beneficial interest in which is owned by the holders of an exclusive class or series of stock of the company. The Fund intends to qualify under the above requirements so that it can pay California exempt-interest dividends. If the Fund fails to so qualify, no part of its dividends to shareholders will be exempt from the California state personal income tax. The Fund may reject purchase orders for Shares if it appears desirable to avoid failing to so qualify.

          Within 60 days after the close of its taxable year, the Fund will notify each shareholder of the portion of the dividends paid by the Fund to the shareholder with respect to such taxable year which is exempt from California state personal income tax. The total amount of California exempt-interest dividends paid by the Fund with respect to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Obligations over any amounts that, if the Fund were treated as an individual, would be considered expenses related to tax-exempt income or amortizable bond premium and would thus not be deductible under federal income or California state personal income tax law. The percentage of total dividends paid by the Fund with respect to any taxable year which qualifies as California exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund with respect to such year.

          To the extent, if any, dividends paid to shareholders are derived from the excess of net long-term capital gains over net short-term capital losses, such dividends will not constitute California exempt-interest dividends and will generally be taxed as long-term capital gains under rules similar to those regarding the treatment of capital gains dividends for federal income tax purposes. See "Additional Information Concerning Taxes -- Federal" above. Moreover, interest on indebtedness incurred by a shareholder to purchase or carry Fund Shares is not deductible for California state personal income tax purposes if the Fund distributes California exempt-interest dividends during the shareholder's taxable year.


          The foregoing is only a summary of some of the important California state personal income tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the California state personal income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any Fund dividends constituting California exempt-interest dividends is excludable from income for California state personal income tax purposes only. Any dividends paid to shareholders subject to California state franchise tax or California state corporate income tax may therefore be taxed as ordinary dividends to such purchasers notwithstanding that all or a portion of such dividends is exempt from California state personal income tax. Accordingly, potential investors in the Fund, including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their tax advisers with respect to the application of such taxes to the receipt of Fund dividends and as to their own California state tax situation, in general.

          The foregoing discussion is based on federal and California state tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes. Shareholders will be advised at least annually as to the federal and California personal income tax consequences of distributions made each year.


                       PERFORMANCE AND YIELD INFORMATION
                       ---------------------------------

          The Fund may advertise the standardized effective 30-day (or one month) yield calculated in accordance with the method prescribed by the SEC for mutual funds. Such yield will be calculated separately for the Fund according to the following formula:


               Yield = 2 [(a-b + 1)/6/ - 1]

                           ---
                           cd

     Where:    a =  dividends and interest earned during the period.

               b =  expenses accrued for the period (net of reimbursements).

               c = average daily number of shares outstanding that were entitled to receive dividends.

               d = maximum offering price per share on the last day of the period.

          For the purpose of determining interest earned during the period (variable "a" in the formula), the Fund computes the yield to maturity of any debt obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360, and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. Also, the maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. The Fund calculates interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

          Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts and to the particular series of shares in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula).

          Based on the foregoing calculations, the Fund's standardized effective yield for the 30-day period ended March 31, 2001 was 3.12%.

          The Fund may from time to time advertise its "tax-equivalent yield" to demonstrate the level of taxable yield necessary to produce an after-tax yield equivalent to that achieved by the Fund. This yield is computed by increasing the yield of the Fund's shares (calculated as above) by the amount necessary to reflect the payment of federal income taxes (and California income taxes) at a stated tax rate. The "tax-equivalent" yield of the Fund is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from federal income tax by one minus a stated federal income tax rate and (b) adding that figure to that portion, if any, of the yield that is not exempt from federal income tax. Tax-equivalent yields assume the payment of federal income taxes at a rate of 30.5%. However, recently enacted federal tax legislation will reduce federal marginal tax rates by up to 4.6 percentage points over the next five years. Based on the foregoing calculation, the tax-equivalent yield of the Fund for the 30-day period ended March 31, 2001 was 4.52%.


          From time to time, the Fund may advertise its performance by using "average annual total return" over various periods of time. Such total return figure reflects the average percentage change in the value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. Average total return figures will be given for the most recent one-year period and may be given for other periods as well (such as from the commencement of the Fund's operations, or on a year-by-year basis). The Fund may also use aggregate total return figures for various periods, representing the cumulative change in the value of an investment in the Fund for the specific period. Both methods of calculating total return assume that dividends and capital gain distributions made by the Fund during the period are reinvested in Fund shares. The Fund's "average annual total return" is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

               T = (ERV)/1/n/ - 1

                    ---
                     P

         Where:  T =   average annual total return.

               ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

                 P =   hypothetical initial payment of $1,000.

                 n =   period covered by the computation, expressed in years.

          The calculation is made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. The average annual total returns for the Fund's shares for the one year period ended March 31, 2001 and for the period from October 1, 1996 (commencement of operations) to March 31, 2001 were 7.09% and 4.74%, respectively.


          The Fund may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, the Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

          The total return and yield of the Fund may be compared to those of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return and/or yield of the Fund may be compared to data prepared by Lipper Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of the Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of the Fund's performance, including without limitation, those factors, strategies and technologies that together with market conditions and events, materially affected the Fund's performance.

          The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions of the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciations of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of the Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of the Investment Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of the Fund. In addition, advertisements, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

          Performance and yields will fluctuate and any quotation of performance and yield should not be considered as representative of the Fund's future performance. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that the performance and yield are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged by the Shareholder Organizations with respect to accounts of Customers that have invested in shares will not be included in calculations of yield and performance.


                                 CODE OF ETHICS
                                 --------------

          The Company, U.S. Trust New York, U.S. Trust Company, U.S. Trust Company, N.A. and the Distributor have adopted codes of ethics that allow personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Funds.

                                 MISCELLANEOUS
                                 -------------

          As used herein, "assets allocable to the Fund" means the consideration received upon the issuance of shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular portfolio of the Company. In determining the net asset value of the Fund, assets allocable to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Company which are normally allocated in proportion to the relative asset values of the Company's portfolios at the time of allocation. Subject to the provisions of the Company's Charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to the Fund, are conclusive.

          As of July 2, 2001, U.S. Trust and its affiliates held of record 97.76% of the outstanding shares of the Fund as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares. No persons owned beneficially 5% or more of the Fund's outstanding shares.



                              FINANCIAL STATEMENTS
                              --------------------

          The audited financial statements and notes thereto in the Company's Annual Report to Shareholders for the fiscal year ended March 31, 2001 (the "2001 Annual Report") for the Fund are incorporated in this Statement of Additional Information by reference. No other parts of the 2001 Annual Report are incorporated by reference herein. The financial statements included in the 2001 Annual Report for the Fund have been audited by the Company's independent auditors, Ernst & Young LLP, whose report thereon also appears in the 2001 Annual Report and is incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 2001 Annual Report may be obtained at no charge by telephoning SEI at
(800) 446-1012.

                                   APPENDIX A
                                   ----------

Commercial Paper Ratings
------------------------

          A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

          "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          Moody's commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

               "Not Prime" - Issuers do not fall within any of the Prime rating categories.


          Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:


          "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

          "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments which is highly uncertain and solely reliant upon a sustained, favorable business and economic environment.

               "D" - Securities are in actual or imminent payment default.

Corporate and Municipal Long-Term Debt Ratings
----------------------------------------------

               The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

               "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

          "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



               The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          "B" - Bonds are generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa " - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


The following summarizes long-term ratings used by Fitch:

          "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

          "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          "B" - Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          "CCC", "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

          "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.


          Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.


Municipal Note Ratings
----------------------

          A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.


               Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                        EXCELSIOR TAX-EXEMPT FUNDS, INC.

                   New York Intermediate-Term Tax-Exempt Fund



                      STATEMENT OF ADDITIONAL INFORMATION




                                 August 1, 2001



  This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the New York Intermediate-Term Tax-Exempt Fund (the "Fund") of Excelsior Tax-Exempt Funds, Inc. dated August 1, 2001 (the "Prospectus"). A copy of the Prospectus may be obtained by writing Excelsior Tax-Exempt Funds, Inc., c/o SEI Investments Mutual Funds Services ("SEI"), One Freedom Valley Drive, Oaks, Pennsylvania 19456 or by calling (800) 446-1012. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.

  The audited financial statements and related report of Ernst & Young LLP, independent auditors, contained in the annual report to the Fund's shareholders for the fiscal year ended March 31, 2001 are incorporated hereby by reference in the section entitled "Financial Statements." No other parts of the annual report are incorporated hereby by reference. Copies of the annual report may be obtained upon request by request and without charge by calling (800) 446-1012.

                               TABLE OF CONTENTS

                                                                          Page


CLASSIFICATION AND HISTORY..............................................    1
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS..............................    1
ADDITIONAL INVESTMENT POLICIES..........................................    1
     Additional Information on Portfolio Instruments....................    1
     Special Considerations Relating to New York Municipal Obligations..   13
INVESTMENT LIMITATIONS..................................................   23
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........................   25
     Distributor........................................................   25
     Retirement Plans...................................................   30
DESCRIPTION OF CAPITAL STOCK............................................   31
     Custodian and Transfer Agent.......................................   40
PORTFOLIO TRANSACTIONS..................................................   41
PORTFOLIO VALUATIONS....................................................   43
INDEPENDENT AUDITORS....................................................   43
COUNSEL.................................................................   43
ADDITIONAL INFORMATION CONCERNING TAXES.................................   44
PERFORMANCE AND YIELD INFORMATION.......................................   45
CODE OF ETHICS..........................................................   49
MISCELLANEOUS...........................................................   49
FINANCIAL STATEMENTS....................................................   49
APPENDIX A..............................................................  A-1
APPENDIX B..............................................................  B-1

                           CLASSIFICATION AND HISTORY
                           --------------------------

          Excelsior Tax-Exempt Funds, Inc. (the "Company") is an open-end, management investment company. The Fund is a series of the Company and is classified as non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company was organized as a Maryland corporation on August 8, 1984. Prior to December 28, 1995 the Company was known as "UST Master Tax-Exempt Funds, Inc."

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
                   ------------------------------------------

          The following information supplements the description of the investment objective, strategies and risks as set forth in the Prospectus. The investment objective of the Fund may be changed without shareholder approval. Except as expressly noted below, the investment policies of the Fund also may be changed without shareholder approval.

Additional Investment Policies
------------------------------


          The Fund expects that, under normal circumstances 80% of the Fund's total assets will be invested in debt securities of the State of New York, its political sub-divisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers, the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal and New York State and New York City personal income taxes ("New York Municipal Obligations"). In general, the Fund anticipates that dividends derived from interest on Municipal Obligations (as defined below under "Municipal Obligations") other than New York Municipal Obligations will be exempt from regular federal income tax but may be subject to New York State and New York City personal income taxes.

          The Fund invests in Municipal Obligations which are determined by the Adviser to present minimal credit risks. As a matter of fundamental policy, under normal circumstances, the Fund will maintain at least 80% of its net assets in Municipal Obligations. (This policy may not be changed with respect to the Fund without the vote of the holders of a majority of its outstanding shares.) However, from time to time on a temporary defensive basis due to market conditions, the Fund may hold uninvested cash reserves or invest in taxable obligations in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions may warrant. Uninvested cash reserves will not earn income. Should the Fund invest in taxable obligations, it would purchase: (i) obligations of the U.S. Treasury; (ii) obligations of agencies and instrumentalities of the U.S. government; (iii) money market instruments such as certificates of deposit, commercial paper, and bankers' acceptances;
(iv) repurchase agreements collateralized by U.S. government obligations or other money market instruments; (v) municipal bond index and interest rate futures contracts; or (vi) securities issued by other investment companies that invest in high quality, short-term securities.


          In seeking to achieve its investment objective, the Fund may invest in "private activity bonds" (see "Municipal Obligations" below), the interest on which is treated as a specific tax preference item under the federal alternative minimum tax. Investments in such securities, however, will not exceed under normal market conditions 20% of the Fund's total assets when added together with any taxable investments held by the Fund.

          The Municipal Obligations purchased by the Fund will consist of: (1) bonds rated "BBB" or higher by Standard & Poor's Rating Services ("S&P") or by Fitch IBCA ("Fitch"), or "Baa" or higher by Moody's Investors Service, Inc. ("Moody's"), or, in certain instances, bonds with lower ratings if they are determined by the Adviser to be comparable to BBB/Baa-rated issues; (2) notes rated "MIG-3" or higher ("VMIG-3" or higher in the case of variable rate notes) by Moody's, or "SP-3" or higher by S&P, or "F3" or higher by Fitch; and (3) commercial paper rated "Prime-3" or higher by Moody's, or "A-3" or higher by S&P, or "F3" or higher by Fitch. Securities rated "BBB" by S&P and Fitch or "Baa" by Moody's are generally considered to be investment grade, although they have speculative characteristics and are more sensitive to economic change than higher rated securities. If not rated, securities purchased by the Fund will be of comparable quality to the above ratings as determined by the Adviser under the supervision of the Board of Directors. A discussion of Moody's, Fitch's and S&P's rating categories is contained in Appendix A.

          Although the Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by the Adviser. To the extent that the Fund's assets are concentrated in Municipal Obligations payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent that it would be if the Fund's assets were not so concentrated.

Additional Information on Portfolio Instruments
-----------------------------------------------


          Borrowing and Reverse Repurchase Agreements
          -------------------------------------------

          The Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. The Fund may also agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price ( a "reverse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities.

          Futures Contracts
          -----------------

          The Fund may invest in interest rate futures contracts and municipal bond index futures contracts as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specific dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made. Any income from investments in futures contracts will be taxable income of the Fund.

          The Fund may enter into contracts for the future delivery of fixed-income securities commonly known as interest rate futures contracts. Interest rate futures contracts are similar to municipal bond index futures contracts except that, instead of a municipal bond index, the "underlying commodity" is represented by various types of fixed-income securities.

          Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with the Fund's securities investments. The Fund may engage in futures contracts only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the Securities and Exchange Commission ("SEC"). The Fund currently intends to limit its hedging transactions in futures contracts so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract is traded does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts.

          When investing in futures contracts, the Fund must satisfy certain asset segregation requirements to ensure that the use of futures is unleveraged. When the Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When the Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when the Fund "covers" a futures position generally by entering into an offsetting position. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. Such sale of securities may be, but will not necessarily be, at increased prices which reflect the rising market. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

          Transactions by the Fund in futures contracts may subject the Fund to a number of risks. Successful use of futures by the Fund is subject to the ability of the Adviser to correctly predict movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. There may be an imperfect correlation, or no correlation at all, between movements in the price of the futures contracts and movements in the price of the instruments being hedged. In addition, investments in futures may subject the Fund to losses due to unanticipated market movements which are potentially unlimited. Further, there is no assurance that a liquid market will exist for any particular futures contract at any particular time. Consequently, the Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements.

          As noted above, the risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by the Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          See Appendix B for further discussion of futures contracts.

          Illiquid Securities
          -------------------

          The Fund will not knowingly invest more than 10% of the value of its net assets in securities that are illiquid. A security will be considered illiquid if it may not be disposed of within seven days at approximately the value at which the Fund has valued the security. The Fund may purchase securities which are not registered under the Securities

Act of 1933, as amended (the "1933 Act"), but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers are no longer interested in purchasing these restricted securities.

          Insured Municipal Obligations
          -----------------------------

          The Fund may purchase Municipal Obligations which are insured as to timely payment of principal and interest at the time of purchase. The insurance policies will usually be obtained by the issuer of the bond at the time of its original issuance. Bonds of this type will be acquired only if at the time of purchase they satisfy quality requirements generally applicable to Municipal Obligations. Although insurance coverage for the Municipal Obligations held by the Fund reduces credit risk by insuring that the Fund will receive timely payment of principal and interest, it does not protect against market fluctuations caused by changes in interest rates and other factors. The Fund may invest more than 25% of its net assets in Municipal Obligations covered by insurance policies.

          Investment Company Securities
          -----------------------------

          The Fund may also invest in securities issued by other investment companies which invest in high-quality, short-term securities and which determine their net asset value per share based on the amortized cost or penny-rounding method (i.e., money market funds). In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative. Such securities will be acquired by the Fund within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition against the Fund investing more than 10% of the value of its total assets in such securities.

          The Fund may invest in SPDRs. SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). There is a 5% limit based on total assets on investments by any one Fund in SPDRs. The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

          SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Fund must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Fund will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

          The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Funds could result in losses on SPDRs.

          Money Market Instruments
          ------------------------

          "Money market instruments" that may be purchased by the Fund in accordance with its investment objective and policies include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

          Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Investments in time deposits are limited to no more than 5% of the value of the Fund's total assets at the time of purchase.

          Tax-exempt commercial paper purchased by the Fund will consist of issues rated at the time of purchase "A-3" or higher by S&P, "F3" or higher by Fitch, or "Prime-3" or higher by Moody's or, if not rated, determined to be of comparable quality by the Adviser. These rating symbols are described in Appendix A hereto.


          Municipal Obligations
          ---------------------

          "Municipal Obligations" are debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal income tax.

          Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term "Municipal Obligations" only if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

          The two principal classifications of Municipal Obligations which may be held by the Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as user fees of the facility being financed.

          The Fund's portfolio may also include "moral obligation" securities, which are usually issued by public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund - the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Fund.

          The Fund may also purchase custodial receipts evidencing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Obligations. In general, such "stripped" Municipal Obligations are offered at a substantial discount in relation to the principal and/or interest payments which the holders of the receipt will receive. To the extent that such discount does not produce a yield to maturity for the investor that exceeds the original tax-exempt yield on the underlying Municipal Obligation, such yield will be exempt from federal income tax for such investor to the same extent as interest on the underlying Municipal Obligation. The Fund intends to purchase "stripped" Municipal Obligations only when the yield thereon will be, as described above, exempt from federal income tax to the same extent as interest on the underlying Municipal Obligations. "Stripped" Municipal Obligations are considered illiquid securities subject to the limit described below under "Illiquid Securities."

          There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of nationally recognized statistical rating organizations ("NRSROs") such as Moody's and S&P described in Appendix A hereto represent their opinion as to the quality of Municipal Obligations. It should be emphasized that these ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate, and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of Municipal Obligations may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

          The payment of principal and interest on most securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. Each state, the District of

Columbia, each of their political subdivisions, agencies, instrumentalities and authorities, and each multi-state agency of which a state is a member, is a separate "issuer" as that term is used in this Statement of Additional Information. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

          Private activity bonds are issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. Private activity bonds held by the Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Consequently, the credit quality of these obligations is usually directly related to the credit standing of the corporate user of the facility involved.

          Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. The Fund and Adviser will not review the proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.


          Portfolio Turnover
          ------------------

          The Fund may sell a portfolio investment immediately after its acquisition if the Adviser believes that such a disposition is consistent with the Fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold the investments. A high rate of portfolio turnover may involve correspondingly greater transaction costs, which must be borne directly by the Fund and ultimately by its shareholders. Portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may result in the realization of substantial net capital gains. To the extent that net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.


          Repurchase Agreements
          ---------------------

          The Fund may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). The Fund will enter into repurchase agreements only with financial institutions such as banks or broker/dealers which are deemed to be creditworthy by the Adviser. The Fund will not enter into repurchase agreements with the Adviser or ifs affiliates. Repurchase agreements with remaining maturities in excess of seven days will be considered illiquid securities subject to the 10% limit described below under "Illiquid Securities."

          The seller under a repurchase agreement will be required to maintain the value of the obligations subject to the agreement at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose the Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Income on repurchase agreements will be taxable.

          The repurchase price under a repurchase agreement generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Fund's custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered loans by the Fund under the 1940 Act.


          Stand-By Commitments
          --------------------

          The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held by it. Under a "stand-by commitment," a dealer or bank agrees to purchase from the Fund, at the Fund's option, specified Municipal Obligations at a specified price. The amount payable to the Fund upon its exercise of a "stand-by commitment" is normally (i) the Fund's acquisition cost of the Municipal Obligations (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. "Stand-by commitments" are exercisable by the Fund at any time before the maturity of the underlying Municipal Obligations, and may be sold, transferred or assigned by the Fund only with the underlying instruments.

          The Fund expects that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a "stand-by commitment" either separately in cash or by paying a higher price for securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where the Fund has paid any consideration directly or indirectly for a "stand-by commitment," its cost will be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

          The Fund intends to enter into "stand-by commitments" only with banks and broker/dealers which, in the Adviser's opinion, present minimal credit risks. In evaluating the creditworthiness of the issuer of a "stand-by commitment," the Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information. The Fund will acquire "stand-by commitments" solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. "Stand-by commitments" acquired by the Fund will be valued at zero in determining the Fund's net asset value.

          Variable and Floating Rate Instruments
          --------------------------------------

          Securities purchased by the Fund may include variable and floating rate instruments. The interest rates on such instruments are not fixed and vary with changes in the particular interest rate benchmarks or indexes. Unrated variable and floating rate instruments will be purchased by the Fund based upon the Adviser's determination that their quality at the time of purchase is comparable to at least the minimum ratings set forth above. In some cases the Fund may require that the issuer's obligation to pay the principal be backed by an unconditional and irrevocable bank letter or line of credit, guarantee or commitment to lend. Although there may be no active secondary market with respect to a particular variable or floating rate instrument purchased by the Fund, the Fund may (at any time or during specific intervals within a prescribed period, depending upon the instrument involved) demand payment in full of the principal and may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate instrument in the event the issuer defaulted on its payment obligation or during periods when the Fund is not entitled to exercise its demand rights. In such cases, the Fund could suffer a loss with respect to the instrument.


          When-Issued and Forward Transactions
          ------------------------------------

          The Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When the Fund agrees to purchase securities on a "when-issued" or "forward commitment" basis, the custodian will set aside liquid assets equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceeded 25% of the value of its assets.

          It is expected that "forward commitments" and "when-issued" purchases will not exceed 25% of the value of the Fund's total assets absent unusual market conditions, and that the length of such commitments will not exceed 45 days. The Fund does not intend to engage in "when-issued" purchases and "forward commitments" for speculative purposes, but only in furtherance of its investment objectives.

          The Fund will purchase securities on a "when-issued" or "forward commitment" basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When the Fund engages in "when-issued" or "forward commitment" transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a "forward commitment" to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.



          Miscellaneous
          -------------

          The Fund may not invest in oil, gas, or mineral leases.

Special Considerations Relating to New York Municipal Obligations
-----------------------------------------------------------------


          Some of the significant financial considerations relating to the New York Tax Exempt Fund's investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from the Annual Information Statement of the State of New York as supplemented and contained in official statements relating to issues of New York Municipal Obligations that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

          The State of New York's current fiscal year began on April 1, 2001 and ends on March 31, 2002. The most recent published update to the Annual Information Statement was May 25, 2001.

          State Economy.  New York is one of the most populous states in the
          -------------
nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

          Relative to the nation, the State has a smaller share of manufacturing and construction and a larger share of service-related industries. The State's finance, insurance and real estate share, as measured by wages, is particularly large relative to the nation. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector.

          The forecast of the State's economy shows continued expansion throughout 2001. Continued growth is projected for 2001 and 2002 in employment, wages and personal income, although the growth will moderate significantly from the 2000 pace. Personal income is estimated to have grown by 7.7 percent in 2000, fueled in part by a large increase in financial- sector bonus payments at the beginning of the year and strong growth in total employment. Personal income is projected to grow 4.5 percent in 2001 and 3.9 percent in 2002. Bonus payments are projected to grow 2.4 percent in 2001 and 3.6 percent in 2002, representing distinctly lower growth than the 19.4 percent for 2000. Lower bonus growth is partly due to the volatility of the stock markets and weaker securities industry activity. Another factor contributing to the weaker personal income growth in 2001 and 2002 is the reduced growth rate of non-wage income, which is projected to be lower due to general economic slowdown. Overall, employment is expected to grow at a more modest rate than in 2000, reflecting the slowdown in the national economy, continued fiscal restraint and restructuring in the manufacturing, health care, social services and financial sectors.

          Given the importance of the securities industry to the New York State economy, a significant change in stock market performance during the forecast horizon could result in financial sector profits and bonuses that are significantly different from those embodied in the forecast. Any actions by the Federal Reserve Board to moderate inflation by increasing interest rates more than anticipated may have an adverse impact in New York given the sensitivity of financial markets to interest rate shifts and the prominence of these markets in the New York economy. In addition, there is a possibility that greater-than-anticipated mergers, downsizing, and relocation of firms caused by deregulation and global competition may have a significant adverse effect on employment growth.

          There can be no assurance that the State economy will not experience worse-than-predicted results, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

          State Budget.  The State Constitution requires the governor (the
          ------------
"Governor") to submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all monies and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

          State law requires the Governor to propose a balanced budget each year. In recent years, the State has closed projected budget gaps of $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than
$1 billion (1998-99 and 1999-2000).

          The State issued the third quarterly update of the 2000-01 Financial Plan on January 16, 2001 in conjunction with its release of the 2001-02 Executive Budget. The Governor presented his 2001-02 Executive Budget to the Legislature on January 16, 2001. The State Constitution permits the Governor to submit amendments to the Executive Budget within 30 days of submission, and the Governor submitted such amendments on February 13, 2001, at which time the Division of the Budget ("DOB") issued a revised Financial Plan that incorporated the proposed amendments.

          The State ended its 2000-2001 fiscal year on March 31, 2001 with an available cash surplus of $2.73 billion in the General Fund as reported by DOB. Of this balance, $80 million from the surplus was deposited into the State's Tax Stabilization Reserve Fund (the sixth consecutive annual deposit). The Governor has proposed setting aside $1.48 billion from the 2000-01 fiscal year surplus to guard against economic uncertainties. In addition, the State has another $627 million available in the Tax Stabilization Reserve Fund.

          The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

          General Fund receipts, including transfers from other funds, totaled $39.88 billion for the 2000-01 fiscal year, an increase of $2.49 billion (6.7 percent) over fiscal year 1999-2000 results. General Fund disbursements, including transfers to other funds, totaled $39.70 billion for the 2000-01 fiscal year, an increase of $2.53 billion (6.8 percent) from the 1999-2000 fiscal year.

          The 2001-02 Financial Plan projects receipts in excess of disbursements on a cash basis in the General Fund, after accounting for the transfer of available receipts from 2000-01 to 2001-02 through the refund reserve account. Under the Governor's Executive Budget, total General Fund receipts, including transfers from other funds, are projected at

$42.66 billion, an increase of $2.54 billion, or 6.0 percent, over 2000-01. General Fund disbursements, including transfers to other funds, are projected to grow by 3.6 percent to $41.34 billion, an increase of $1.45 billion over the revised 2000-01 projections. State Funds spending (the portion of the budget supported exclusively by State taxes, fees and revenues) is projected to total $57.39 billion, an increase of $2.68 billion or 4.9 percent. Spending from all Governmental Funds is expected to grow by 5.3 percent, increasing by $4.19 billion to $83.62 billion.

          Growth in spending occurs throughout the 2001-02 Financial Plan, with education programs receiving the largest share of increased funding. School aid is projected at $12.13 billion, $612 million or 5.3 percent over the prior year (on a State fiscal year basis). Outside of education, the largest growth in spending is for State operations ($507 million) and general State charges ($104 million).

          The 2001-02 Financial Plan projects a closing balance in the General Fund of $2.26 billion, comprised of $1.28 billion in new reserve for economic uncertainties proposed by the Governor; $627 million in the Tax Stabilization Reserve Fund ("TSRF"); $150 million in the Contingency Reserve Fund ("CRF") (which helps offset litigation risks); $188 million in the Community Projects Fund ("CPF") (which finances legislative initiatives); and $14 million in the Universal Pre-Kindergarten Fund.

          For the 2000-01 fiscal year, the closing balance in the General Fund was $1.10 billion. This closing balance is comprised of $627 million in TSRF (after an $80 million deposit in 2000-01); $150 million in CRF; $292 million in the CPF; and $29 million in the Universal Pre-Kindergarten Fund. In addition to the $1.10 billion balance in the General Fund, the State had $3.52 billion in the tax refund reserve account at the end of 2000-01. The closing balance excludes a $1.2 billion for reserve in the School Tax Relief (STAR) Special Revenue Fund and $250 million in the Debt Reduction Reserve Fund ("DRRF").

          Several developments arising from negotiations on the budget will affect State finances in subsequent years. First, a portion of Legislative additions to the 2000-01 Executive Budget will recur at higher spending levels in 2001-02 and beyond, including increased funding for school aid, tuition assistance, and prescription drug coverage for the elderly. Second, the Legislature enacted the Debt Reform Act of 2000 ("Debt Reform Act"). The Debt Reform Act, which applies to new State-supported debt issued on or after April 1, 2000, imposes caps on new debt outstanding and new debt service costs, restricts the use of debt to capital purposes only, and restricts the maximum term of State debt issuances to no more than 30 years. The State's projected levels of debt issuances and debt service costs for 2000-01 and 2001-02 are well below the debt caps and limitations imposed by the Debt Reform Act.

          Finally, the State adopted an additional tax relief package that will reduce tax receipts by $1.2 billion when fully effective; this package includes the elimination or reduction of gross receipts tax on energy ($330 million), the expansion of the "Power for

Jobs" energy tax credit program ($125 million), a college tuition deduction or credit taken against personal income taxes ($200 million), and reduction of the marriage penalty for taxpayers who file jointly ($200 million).

          The 2000-01 Financial Plan reflects the use of resources from the Health Care Reform Act of 2000 ("HCRA 2000") that will help finance several health and mental hygiene programs in Special Revenue Funds, including prescription drug assistance for the elderly, supplemental Medicare insurance, and other public health services.

          Despite recent budgetary surpluses recorded by the State, actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, and actions by the federal government could impact projected budget gaps for the State. These gaps would result from a disparity between recurring revenues and the costs of increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and, under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years. There can also be no assurance that the Legislature will enact into law the Governor's Executive Budget, as amended, or that the State's adopted budget projections will not differ materially and adversely from the projections set forth therein.

          Over the long term, uncertainties with regard to the economy present the largest potential risk to future budget balance in New York State. For example, a downturn in the financial markets or the wider economy is possible, a risk that is heightened by the lengthy expansion currently underway. The securities industry is more important to the New York economy than the national economy as a whole, potentially amplifying the impact of an economic downturn.
A large change in stock market performance during the forecast horizon could result in wage, bonus, and unemployment levels that are significantly different from those embodied in the State's Financial Plans forecasts. Merging and downsizing by firms, as a consequence of deregulation or continued foreign competition, may also have more significant adverse effects on employment than expected.

          An ongoing risk to the 2001-02 Financial Plan arises from the potential impact of certain litigation and federal disallowances now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements. The 2000-01 Financial Plan contained projected reserves of $150 million in 2001-02 for such events, but assumed no significant federal disallowances or other federal actions that could affect State finances.

          The Health Care Financing Administration issued a final rule on January 12, 2001 that modified the manner in which states are required to
calculate their Medicaid Upper Payment Limit methodology.   It is anticipated
that the implementation of this rule would require the State to phase-out most of its nursing home Intergovernmental Transfer payments over a five-year period beginning in fiscal year 2002-03. Upon full implementation of this rule, the net impact is expected to result in an annual loss of $351 million for the State and $88 million for local governments.

          The State's Financial Plans assume the availability of certain resources to finance portions of General Fund spending for fringe benefits, health and welfare programs. These resources could become unavailable or decrease, placing additional pressures on budget balance.

          Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and organizations that are not subject to the State's control. The State Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. The DOB believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable.
The projections assume no changes in federal tax law, which could substantially alter the current receipts forecast. In addition, these projections do not include funding for new collective bargaining agreements after the current contracts expire. Actual results, however, could differ materially and adversely from their projections, and those projections may be changed materially and adversely from time to time.

          The State's historical financial results for the 1999-2000 are as follows. The State ended its 1999-2000 fiscal year in balance on a cash basis, with a General Fund cash-basis surplus of $1.51 billion as reported by DOB. As in recent years, strong growth in receipts above forecasted amounts produced most of the year-end surplus. Spending was also modestly below projections, further adding to the surplus.

          The State reported a closing balance of $1.17 billion in the General Fund, an increase of $275 million over the closing balance from the prior year. The balance was held in four accounts within the General Fund: the TSRF, the CRF, the DRRF and the CPF. The balance is comprised of $547 million in the TSRF after a deposit of $74 million in 1999-2000; $107 million in the CRF; $250 million in the DRRF; and $263 million in the CPF.

          The closing fund balance excludes $3.97 billion that the State deposited into the tax refund reserve account at the close of 1999-2000 to pay for tax refunds in 2000-01 of which $521 million was made available as a result of the Local Government Assistance Corporation ("LGAC") financing program and was required to be on deposit as of March 31, 2000. The tax refund reserve account transaction has the effect of decreasing reported personal income tax receipts in 1999-2000, while increasing reported receipts in 2000-01.

          General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1999-2000 fiscal year totaled $37.40 billion, an increase of 1.6 percent over 1998-99. General Fund disbursements and transfers to other funds totaled $37.17 billion, an increase of 1.6 percent from the prior fiscal year.


          Debt Limits and Outstanding Debt.  There are a number of methods by
          --------------------------------
which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.


          The State may undertake short-term borrowings without voter approval
(i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

          The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the LGAC to restructure the way the State makes certain local aid payments.

          Sustained growth in the State's economy could contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than-expected entitlement spending. In the past, the State has taken management actions to address potential financial plan shortfalls, and DOB believes it could take similar actions should adverse variances occur in its projections for the current fiscal year.

          On January 13, 1992, S&P reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On March 5, 1999, S&P affirmed its A rating on the State's outstanding bonds. On March 10, 2000, S&P assigned its A+ rating on New York State's long-term general obligations. On December 19, 2000, S&P assigned its AA rating on New York State's long-term general obligations.

          On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness. On March 20, 1998, Moody's assigned the highest commercial paper rating of P-1 to the short-term notes of the State. On March 5, 1999, Moody's affirmed its A2 rating with a stable outlook to the State's general obligations. In June 2000, Moody's revised its outlook on the State's general obligations from stable to positive.


          New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.


          Litigation.  The legal proceedings listed below involve State finances
          ----------
and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are substantial, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 2000-01 fiscal year or thereafter. The State will describe newly initiated proceedings which the State believes to be material, as well as any material and adverse developments in the listed proceedings, in updates or supplements to its Annual Information Statement.

          Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) action seeking enforcement of certain sales and excise taxes and tobacco products and motor fuel sold to non-Indian consumers on Indian reservations; (4) a challenge to the Governor's application of his constitutional line item veto authority; (5) a civil rights action alleging that Yonkers and its public schools were intentionally segregated; (6) a challenge to the funding for New York City public schools; and (7) a challenge as to the adequacy of the shelter allowance granted to recipients of public assistance.

          Adverse developments in the proceedings described above, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2000-01 Financial Plan. The State believes that the proposed 2000-01 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2000-01 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2000-01 Financial Plan resources available for the payment of judgments, and could therefore affect the ability of the State to maintain a balanced 2000-01 Financial Plan.

          Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects

New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

          On November 23, 1998, the attorneys general for forty-six states (including New York) entered into a master settlement agreement ("MSA") with the nation's largest tobacco manufacturers. Under the terms of the MSA, the states agreed to release the manufacturers from all smoking-related claims in exchange for specified payments and the imposition of restrictions on tobacco advertising and marketing. New York is projected to receive $25 billion over 25 years under the MSA, with payments apportioned among the State (51 percent), counties (22 percent), and New York City (27 percent). The projected payments are an estimate and subject to adjustments for, among other things, the annual change in the volume of cigarette shipments and the rate of inflation. From 1999-2000 through 2002-03, the State expects to receive $1.54 billion under the nationwide settlement with cigarette manufacturers. Counties, including New York City, will receive settlement payments of $1.47 billion over the same period.

          The State plans to use $1.29 billion in tobacco settlement money over the next three years to finance health programs under HCRA 2000 ($1.01 billion) and projected increased costs in Medicaid ($274 million). The remaining $250 million in one-time tobacco payments from 1999-2000 will be deposited to DRRF.

          Authorities.  The fiscal stability of New York State is related, in
          -----------
part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related.


          Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.


          For purposes of analyzing the financial condition of the State, debt of the State and of certain public authorities may be classified as State-supported debt, which includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated tax sources, and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as State-related debt, includes State-supported debt, as well as certain types of contingent obligations, including moral obligation financings, certain contingent contractual-obligation financing arrangements, and State-guaranteed debt described above, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances.

          New York City and Other Localities.  The fiscal health of the State
          ----------------------------------
may also be impacted by the fiscal health of its localities, particularly the City, which has required and continues to require significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the federal budget negotiation process could result in a reduction in or a delay in the receipt of federal grants which could have additional adverse effects on the City's cash flow or revenues.


          In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P.


          On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On February 3, 1998 and again on May 27, 1998, S&P assigned a BBB+ rating to the City's general obligation debt and placed the ratings on CreditWatch with positive implications. On March 9, 1999, S&P assigned its A- rating to Series 1999H of New York City general obligation bonds and affirmed the A- rating on various previously issued New York City bonds.

          Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On February 25, 1998, Moody's upgraded approximately $28 billion of the City's general obligations from Baa1 to A3. On June 9, 1998, Moody's affirmed its A3 rating to the City's general obligations and stated that its outlook was stable. In August 2000, Moody's upgraded approximately $26 billion of the City's general obligations from A3 to A2.


          On March 8, 1999, Fitch IBCA upgraded New York City's $26 billion outstanding general obligation bonds from A- to A. Subsequent to that time, the City's general obligation bonds have not been downgraded by Fitch IBCA.


          In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York ("NYC MAC") to provide financing assistance to the City; the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986, during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the control period in 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence, or "substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

          Currently, the City and its Covered Organizations (i.e., those organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the City's Financial Plan. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps.
The City's projections set forth in its Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

          New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. Although the City has consistently maintained balanced budgets and is projected to achieve balanced operating results for the current fiscal year, there can be no assurance that the gap-closing actions proposed in its Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

          The projections set forth in the City's Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the Health and Hospitals Corporation and the BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and federal aid and mandate relief and the impact on City revenues and expenditures of federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

          To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City's infrastructure and other capital needs and to refinance existing debt, as well as to finance seasonal needs. In City fiscal years 1997-98, 1998-99 and 1999-2000, the State Constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent disruptions in the capital program, two actions were taken to increase the City's capital financing capacity: (i) the State Legislature created the New York City Transitional Finance Authority ("TFA") in 1997, and (ii) in 1999, the City created TSASC, Inc., a not-for-profit corporation empowered to issue tax-exempt debt backed by tobacco settlement revenues. Despite these actions, the City, in order to continue its capital program, will need additional financing capacity beginning in City fiscal year 2000-01, which could be provided through increasing the borrowing authority of the TFA or amending the State constitutional debt limit for City fiscal year 2001-02 and thereafter.

          The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

          Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the fiscal year.


          Municipalities and school districts have engaged in substantial short-term and long-term borrowings. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.

          From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing the State assistance in the future.




                             INVESTMENT LIMITATIONS
                             ----------------------

          The investment limitations enumerated below are matters of fundamental policy. Fundamental investment limitations may be changed only by a vote of the holders of a majority of the Fund's outstanding shares. As used herein, a "vote of the holders of a majority of the outstanding shares" of the Company or the Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Company or the Fund, or (b) 67% or more of the shares of the Company or the Fund present at a meeting if more than 50% of the outstanding shares of the Company or the Fund are represented at the meeting in person or by proxy.

          The Fund may not:

          1. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing, provided that the Fund may enter into futures contracts and futures options. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) The Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

          2. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to domestic bank obligations or securities issued or guaranteed by the United States; any state or territory; any possession of the U.S. government; the District of Columbia; or any of their authorities, agencies, instrumentalities, or political subdivisions;

          3. Purchase securities of any one issuer if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Fund's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer; and (b) the foregoing 5% limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          4. Knowingly invest more than 10% of the value of its total assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days and other securities which are not readily marketable;

          5. Make loans, except that the Fund may purchase or hold debt obligations in accordance with its investment objective, policies, and limitations;

          6. Purchase securities on margin, make short sale of securities, or maintain a short position; provided that the Fund may enter into futures contracts and futures options;

          7. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except to the extent that the purchase of Municipal Obligations or other securities directly from the issuer thereof in accordance with the Fund's investment objective, policies, and limitations may be deemed to be underwriting;

          8. Purchase or sell real estate, except that the Fund may invest in Municipal Obligations secured by real estate or interests therein;

          9. Purchase or sell commodity futures contracts, or invest in oil, gas, or mineral exploration or development programs; provided that the Fund may enter into futures contracts and futures options;

          10. Write or sell puts, calls, straddles, spreads, or combinations thereof; provided that the Fund may enter into futures contracts and futures options;


          11. Invest in industrial revenue bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation;

          12. Issue any senior securities, except insofar as any borrowing in accordance with the Fund's investment limitations might be considered to be the issuance of a senior security; provided that the Fund may enter into futures contracts and futures options; and

          13. Under normal circumstances, (i) invest less than 80% of its assets in investments the income from which is exempt, as applicable, from federal income tax or from both federal and state income tax; or (ii) to invest its assets so that less than 80% of the income that it distributes will be exempt, as applicable, from federal income tax or from both federal and state income tax.

                                 *     *     *

          Notwithstanding Investment Limitation No. 4, the Company intends to limit the Fund's investments in illiquid securities to 10% of such Fund's net (rather than total assets).

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund's securities will not constitute a violation of such limitation. However, with respect to investment limitation 13, the investment limitation shall be measured at the time of the investment; provided that if, subsequent to the investment, the requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this requirement.



                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

Distributor
-----------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a registered broker-dealer and the Company's sponsor and distributor. The Distributor is a wholly-owned subsidiary of Federated Investors, Inc. and is located at 5800 Corporate Drive, Pittsburgh, PA 15237-5829. The Distributor has agreed to use appropriate efforts to solicit all purchase orders.

          At various times the Distributor may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily intended to result in sales of shares of the Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Fund.

          In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Fund or for providing substantial marketing, sales and operational support. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.


Purchase of Shares
------------------

          Shares of the Fund are offered for sale at their net asset value per share next computed after a purchase request is received in good order by the Company's transfer agent or by an authorized broker or designated intermediary. The Distributor has established several procedures for purchasing shares in order to accommodate different types of investors.

          Shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in shares selected by the Customer. Investors purchasing shares may include officers, directors, or employees of the particular Shareholder Organization.


          Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Investors, "Investors"). Shares may also be purchased by Customers of the Adviser, its affiliates and correspondent banks, and other Shareholder Organizations that have entered into agreements with the Company. A Shareholder Organization may elect to hold of record shares for its Customers and to record beneficial ownership of shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase requests for its Customers and to transmit, on a timely basis, payment for such requests to Boston Financial Data Services, Inc. ("BFDS"), in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases (and redemptions) will be sent by BFDS to the particular Shareholder Organization. As an alternative, a Shareholder Organization may elect to establish its Customers' accounts of record with BFDS. In this event, even if the Shareholder Organization continues to place its Customers' purchase (and redemption) requests with the Fund, BFDS will send confirmations of such transactions and periodic account statements directly to the shareholders of record. Shares in the Fund bear the expense of fees payable to Shareholder Organizations for such services. See "Shareholder Organizations."


Redemption Procedures
---------------------


          Customers of Shareholder Organizations holding shares of record may redeem all or part of their investments in a Fund in accordance with procedures governing their accounts at the Shareholder Organizations. It is the responsibility of the Shareholder Organizations to transmit redemption requests to BFDS and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption requests for Institutional Investors must be transmitted to BFDS by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemption payments to Shareholder Organizations or Institutional Investors is imposed by the Company, although Shareholder Organizations may charge a Customer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Organizations. An Investor redeeming shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such Investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their shares in accordance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with BFDS).

          As discussed in the Prospectus, a redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by BFDS in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Medallion Program ("STAMP") in order to be approved by BFDS pursuant to the Signature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from BFDS at (800) 446-1012 or at P.O. Box 8529, Boston, MA 02266-8529.

BFDS may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until BFDS receives all required documents in good order. Payment for shares redeemed will ordinarily be made by mail within five Business Days after receipt by BFDS of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to BFDS at (800) 446-1012 (from overseas, call (617) 483-7297).

Direct Investors who have so indicated on the Application, or have subsequently arranged in writing to do so, may redeem shares by instructing BFDS by wire or telephone to wire the redemption proceeds directly to the Direct Investor's account at any commercial bank in the United States. Institutional Investors may also redeem shares by instructing BFDS by telephone at (800) 446-1012 or by terminal access.

          During periods of substantial economic or market change, telephone redemptions may be difficult to complete. If an Investor is unable to contact BFDS by telephone, the Investor may also deliver the redemption request to BFDS in writing at the address noted above.


Other Redemption Information
----------------------------


          The Company may suspend the right of redemption or postpone the date of payment for shares for more than 7 days during any period when (a) trading on the New York Stock Exchange ("NYSE") is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.


          In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares an amount that is more or less than his original investment due to changes in the market prices of the Fund's portfolio securities.

          The Company reserves the right to honor any request for redemption or repurchase of the Fund's shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing the Fund's net asset value (a "redemption in kind"). If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Company has filed a notice of election with the SEC under Rule 18f-1 of the 1940 Act. Therefore, the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

          Under certain circumstances, the Company may, in its discretion, accept securities as payment for shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide
                                                                 ---------
reorganization or statutory merger, or other transactions involving securities that meet the investment objective and policies of the Fund.

                               INVESTOR PROGRAMS
                               -----------------

Systematic Withdrawal Plan
--------------------------

          An Investor who owns shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The Investor may request:

          (1)  A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4)  A declining-balance withdrawal.


          Prior to participating in a Systematic Withdrawal Plan, the Investor must deposit any outstanding certificates for shares with BFDS. Under this Plan, dividends and distributions are automatically reinvested in additional shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of shares, and there will be a reduction of the shareholder's equity in the Fund if the amount of the withdrawal payments exceeds the dividends and distributions paid on the shares and the appreciation of the Investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An Investor may not participate in a program of systematic investing in the Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.


Exchange Privilege
------------------


          Investors and Customers of Shareholder Organizations may exchange shares having a value of at least $500 for shares of any other portfolio of the Company or Excelsior Funds, Inc. ("Excelsior Fund" and, collectively with the Company, the "Companies") or for shares of Excelsior Funds Trust. An exchange involves a redemption of all or a portion of the shares in the Fund and the investment of the redemption proceeds in shares of another portfolio. The redemption will be made at the per share net asset value of the shares being redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order.

          Shares may be exchanged by telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Funds Trust. However, certain exchanges may be subject to a 2.00% redemption fee. See Excelsior Funds, Inc.'s International Funds Prospectus and Excelsior Funds Trust's Prospectus. In order to prevent abuse of the exchange privilege to the disadvantage of other shareholders, the Companies and Excelsior Funds Trust reserve the right to limit the number of exchange requests of Investors to no more than six per year. The Company may also refuse an exchange request if it determines that such exchange would not be in the best interest of the Fund or its shareholders. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.


          For federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the shares to be given up in exchange is more or less than the basis in such shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of shares in his or her tax basis for such shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such shares. However, if the shareholder effects an exchange of shares for shares of another portfolio of the Companies within 90 days of the purchase and is able to reduce the sales load otherwise applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares but may be included (subject to the limitation) in the tax basis of the new shares.

Retirement Plans
----------------

          Shares are available for purchase by Investors in connection with the following tax-deferred prototype retirement plans offered by United States Trust Company of New York ("U.S. Trust New York"):

     . IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

     . Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

     .    Keogh Plans for self-employed individuals.


Investors investing in the Fund pursuant to Profit Sharing and Money-Purchase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 and the minimum subsequent investment is $50. Detailed information concerning eligibility, service fees and other matters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 483-7297). Customers of Shareholder Organizations may purchase shares of the Fund pursuant to retirement plans if such plans are offered by their Shareholder Organizations.


Automatic Investment Program
----------------------------

          The Automatic Investment Program is one means by which an Investor may use "dollar cost averaging" in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals. This may help Investors to reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher prices. In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using dollar cost averaging are purchased without regard to their price on the day of investment or to market trends. In addition, while Investors may find dollar cost averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his shares at a price which is lower than their purchase price. The Company may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated. An Investor may also implement the dollar cost averaging method on his own initiative or through other entities.

Additional Information
----------------------

          Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the above programs directly from their Shareholder Organizations.


                          DESCRIPTION OF CAPITAL STOCK
                          ----------------------------

          The Company's Charter authorizes its Board of Directors to issue up to twenty-four billion full and fractional shares of common stock, $.001 par value per share, and to classify or reclassify any unissued shares of the Company into one or more classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Company's authorized common stock is currently classified into nineteen series of shares representing interests in seven investment portfolios.

          Each share in the Fund represents an equal proportionate interest in the Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Company's Board of Directors.

          Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fund, its shareholders are entitled to receive the assets available for distribution belonging to the Fund and a proportionate distribution, based upon the relative asset values of the Company's portfolios, of any general assets of the Company not belonging to any particular portfolio of the Company which are available for distribution. In the event of a liquidation or dissolution of the Company, its shareholders will be entitled to the same distribution process.

          Shareholders of the Company are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Company's shares may elect all of the Company's directors, regardless of votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants and the election of directors may be effectively acted upon by shareholders of the Company voting without regard to class.

          The Company's Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the assets of the Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Fund to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the Fund's assets into money and, in connection therewith, to cause all outstanding shares of the Fund to be redeemed at their net asset value; or (c) combine the assets belonging to the Fund with the assets belonging to another portfolio of the Company, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding shares of the Fund to be redeemed at their net asset value or converted into shares of another class of the Company's common stock at net asset value. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act, and the Board of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of the Company's common stock (or of the shares of the Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by the Company's Charter, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Company voting without regard to class.


          Certificates for shares will not be issued unless expressly requested in writing to BFDS and will not be issued for fractional shares.



                             MANAGEMENT OF THE FUND
                             ----------------------

Directors and Officers
----------------------


          The business and affairs of the Fund are managed under the direction of the Company's Board of Directors. The directors and executive officers of the Company, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows.


         Principal Occupation
                                                   Position with
       During Past 5 Years and
Name and Address                                    the Company
          Other Affiliations
----------------------------------------  --------------------------------
------------------------------------------------

Frederick S. Wonham/1/                    Chairman of the
Retired; Chairman of the Boards (since 1997)
Excelsior Tax-Exempt Funds, Inc.          Board, President                  and
President, Treasurer and Director (since
One Freedom Valley Drive                  and Treasurer
1995) of the Company and Excelsior Fund;
Oaks, PA 19456
Chairman of the Boards (since 1997), President,
Age: 69
Treasurer and Trustee (since 1995) of Excelsior

Funds Trust; Vice Chairman of U.S. Trust

Corporation and U.S. Trust New York (from

February 1990 until September 1995); and

Chairman, U.S. Trust Company (from March 1993
                                                                            to
May 1997).




Rodman L. Drake                           Director
Director of the Company and Excelsior Fund
Continuation Investments Group, Inc.
(since 1996); Trustee of Excelsior Funds Trust
1251 Avenue of the Americas
(since 1994); Director, Parsons Brinkerhoff,
9th Floor                                                                   Inc.
(engineering firm) (since 1995);
New York, NY  10020
President, Continuation Investments Group, Inc.
Age: 57
(since 1997); President, Mandrake Group

(investment and consulting firm) (1994-1997);

Chairman, MetroCashcard International Inc.

(since 1999); Director, Hotelivision, Inc.

(since 1999); Director, Alliance Group

Services, Inc. (since 1998); Director, Clean

Fuels Technology Corp. (since 1998); Director,

Absolute Quality Inc.(since 2000); Director,

Hyperion Total Return Fund, Inc. and three

other funds for which Hyperion Capital

Management, Inc. serves as investment adviser

(since 1991); Co-Chairman, KMR Power

Corporation (power plants) (from 1993 to 1996);

Director, The Latin America Smaller Companies

Fund, Inc. (from 1993 to 1998); Member of

Advisory Board, Argentina Private Equity Fund
                                                                            L.P.
(from 1992 to 1996) and Garantia L.P.

(Brazil) (from 1993 to 1996); and Director,

Mueller Industries, Inc. (from 1992 to 1994).





Mel Hall                                  Director
Director of the Company and Excelsior Fund
Comprehensive Health Services, Inc.
(since July 30, 2000); Trustee of Excelsior
8229 Boone Blvd., Suite 700
Funds Trust (since July 30, 2000); Chief
Vienna, VA  22182
Executive Officer, Comprehensive Health
Age: 55
Services, Inc. (health care management and

administration).


----------
1 This director is considered to be an "interested person" of the Company as defined in the 1940 Act due to his ownership of common stock of The Charles Schwab Corporation.


         Principal Occupation
                                                   Position with
       During Past 5 Years and
Name and Address                                    the Company
          Other Affiliations
----------------------------------------  --------------------------------
------------------------------------------------

Jonathan Piel                             Director
Director of the Company and Excelsior Fund
Excelsior Tax-Exempt Funds, Inc.
(since 1996); Trustee of Excelsior Funds Trust
One Freedom Valley Drive
(since 1994); Vice President and Editor,
Oaks, PA 19456
Scientific American, Inc. (from 1986 to 1994);
Age: 62
Director, Group for The South Fork,

Bridgehampton, New York (since 1993); and

Member, Advisory Committee, Knight Journalism

Fellowships, Massachusetts Institute of

Technology (since 1984); Candidate for the

degree of Master of Professional Studies,

Interactive Telecommunication Program, Tisch

School of the Arts, New York University;

expected date of Graduation, May 2002.




Brian Schmidt                             Vice President and Chief
Senior Vice President, U.S. Trust Company
U.S. Trust Company                        Financial Officer
(since 1998); Vice President, U.S. Trust
225 High Ridge Road
Company (from 1996-1998); Vice President and
Stamford, CT 06905
Chief Financial Officer, the Company, Excelsior
Age: 41                                                                     Fund
and Excelsior Funds Trust (since February

2001); Chief Financial Officer, Excelsior

Venture Investors III, LLC and Excelsior

Venture Partners III, LLC (since 2001); Chief

Financial Officer, Excelsior Private Equity
                                                                            Fund
II, Inc. (since 1997) and UST Private

Equity Fund, Inc. (since 1995).




Frank Bruno                               Vice President and Assistant      Vice
President, U.S. Trust Company (since
U.S. Trust Company                        Treasurer
1994); Vice President and Assistant Treasurer,
225 High Ridge Road                                                         the
Company, Excelsior Fund and Excelsior Funds
Stamford, CT  06905
Trust (since February 2001).
Age: 41



W. Bruce McConnel, III                    Secretary
Partner of the law firm of Drinker
Drinker Biddle & Reath LLP
Biddle & Reath LLP.
One Logan Square
18th and Cherry Streets
Philadelphia, PA  19103-6996
Age: 58

Michael P. Malloy                         Assistant Secretary
Partner of the law firm of Drinker Biddle &
Drinker Biddle & Reath LLP
Reath LLP.
One Logan Square
18th and Cherry Streets
Philadelphia, PA  19103-6996
Age: 42


         Principal Occupation
                                                   Position with
       During Past 5 Years and
Name and Address                                    the Company
          Other Affiliations
----------------------------------------  --------------------------------
------------------------------------------------

Julia E. Babik                            Assistant Treasurer
Mutual Fund Accounting Manager, SEI Investments
SEI Investments Mutual Funds Services
Mutual Funds Services.
One Freedom Valley Drive
Oaks, PA  19456
Age: 32

Timothy D. Barto                          Assistant Treasurer
Attorney, SEI Investments Mutual Funds Services
SEI Investments Mutual Funds Services
(1999-present); Associate, Dechert (law firm)
One Freedom Valley Drive
(1997-1999); Associate, Richter, Miller & Finn
Oaks, PA  19456                                                             (law
firm) (1994-1997).
Age: 33




          The Company's Board has a Nominating Committee consisting of Messrs. Drake and Piel. The Nominating Committee is responsible for considering candidates for election to the Company's Board in the event a position is vacated or created. The Nominating Committee met once during the Company's fiscal year ended March 31, 2001. At that meeting, held on July 28, 2000, The Nominating Committee nominated Mr. Hall for election to the Company's Board. The Nominating Committee will consider nominees recommended by the Company's shareholders. Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Company.

          Each director receives an annual fee of $9,000 from each of the Company and Excelsior Funds, Inc. and an annual fee of $4,000 from Excelsior Funds Trust, plus a meeting fee of $1,500 from each of the Company and Excelsior Funds, Inc. and $250 from Excelsior Funds Trust for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum from each of the foregoing Companies for services in such capacity. In addition, Messrs. Drake and Piel each receive $2,000 per annum for their services in such capacity. Drinker Biddle & Reath LLP, of which Messrs. McConnel and Malloy are partners, receives legal fees as counsel to the Company. The employees of U.S. Trust Company and SEI do not receive any compensation from the Company for acting as officers of the Company. No person who is currently an officer, director or employee of the Adviser serves as an officer, director or employee of the Company. As of July 2, 2001, the directors and officers of the Company as a group owned beneficially less than 1% of the outstanding shares of each fund of the Company, and less than 1% of the outstanding shares of all funds of the Company in the aggregate.


          The following chart provides certain information about the fees received by the Company's directors in the most recently completed fiscal year.

                                                           Pension or

                                                           Retirement
            Total Compensation from
                                       Aggregate        Benefits Accrued
Estimated        the Company and Fund
             Name of               Compensation from    as Part of Fund
Annual Benefits       Complex* Paid to
         Person/Position              the Company            Expenses      Upon
Retirement          Directors
--------------------------------------------------------------------------------
-------------------------------------

Donald L. Campbell***                   $ 4,500                None
 None              $11,000(3)**
Director

Rodman L. Drake                         $21,500                None
 None              $49,750(4)**
Director

Joseph H. Dugan****                     $19,500                None
 None              $44,750(3)**
Director

Wolfe J. Frankl****                     $18,000                None
 None              $41,500(3)**
Director

Jonathan Piel                           $21,500                None
 None              $49,750(3)**
Director

Robert A. Robinson****                  $21,500                None
 None              $49,750(3)**
Director

Alfred C. Tannachion****                $19,500                None
 None              $44,750(3)**
Director

Mel Hall                                $10,500                None
 None              $24,000(3)**
Director

Frederick S. Wonham                     $24,500                None
 None              $59,750(3)**
Chairman of the Board,
President and Treasurer

_______________

* The "Fund Complex" consists of the Company, Excelsior Funds, Inc. and Excelsior Funds Trust.

** Number of investment companies in the Fund Complex for which director served as director or trustee.


*** Donald L. Campbell resigned as a director of the Companies on July 31, 2000.


**** Messrs. Dugan, Frankl, Robinson and Tannachion retired from the Boards as of July 27, 2001.


Investment Advisory and Administration Agreements
-------------------------------------------------

          U.S. Trust New York and U.S. Trust Company (together with U.S. Trust New York, "U.S. Trust" or the "Adviser") serve as co-investment advisers to the Fund. In the Investment Advisory Agreement, U.S. Trust has agreed to provide the services described in the

Prospectus. U.S. Trust New York and U.S. Trust Company provide investment advisory services through their respective registered investment advisory divisions, U.S. Trust-New York Fund Advisers Division and U.S. Trust-Connecticut Fund Advisers Division. The Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the agreement other than the cost of securities, including brokerage commissions, if any, purchased for the Fund. The Adviser may, from time to time, voluntarily waive a portion of its fees, which waivers may be terminated at any time.



          Prior to May 31, 2000, U.S. Trust served as investment adviser to the Fund pursuant to an advisory agreement substantially similar to the Investment Advisory Agreement currently in effect for the Fund.


          For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Adviser is entitled to be paid a fee computed daily and paid monthly, at the annual rate of 0.50% of the Fund's average daily net assets.


          For the fiscal years ended March 31, 2001, 2000 and 1999, the Company paid the Adviser fees for advisory services as follows:

                                   Fiscal Year ended       Fiscal Year ended
 Fiscal Year ended
                                     March 31, 2001         March 31, 2000
   March 31, 1999

-----------------------------------------------------------------------

New York Intermediate-Term               $637,814               $695,851
       $696,284
 Tax-Exempt Fund


          For the fiscal years ended March 31, 2001, 2000 and 1999, the Adviser voluntarily agreed to waive a portion of its advisory fee for the Fund. During the periods stated, these waivers reduced advisory fees by the following:


                                   Fiscal Year ended       Fiscal Year ended
 Fiscal Year ended
                                     March 31, 2001         March 31, 2000
   March 31, 1999

-----------------------------------------------------------------------

New York Intermediate-Term               $31,335                $29,152
       $33,685
 Tax-Exempt Fund


          The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of this agreement, except that U.S. Trust New York and U.S. Trust Company shall be jointly, but not severally, liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder. In addition, the Adviser has undertaken in the Investment Advisory Agreement to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.


          U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab"). Charles R. Schwab is the founder, Chairman and Co-Chief Executive Officer and a Director and significant shareholder of Schwab. As a result of his positions and share ownership, Mr. Schwab may be deemed to be a controlling person of Schwab and its subsidiaries. Through its principal subsidiary Charles Schwab & Co., Inc., Schwab is one of the nation's largest financial services firm and the nation's largest electronic brokerage firm, in each case measured by customer assets. At December 31, 2000, Schwab served 7.5 million active accounts with $872 billion in customer assets through 404 branch offices, four regional customer telephone service centers and automated telephonic and online channels. Approximately 28% of Schwab's customer assets and approximately 14% of its customer accounts are managed by the 6,000 independent, fee-based investment advisors served by Schwab's institutional investor segment.

          SEI, Federated Services Company (an affiliate of the Distributor) and U.S. Trust Company (together, the "Administrators") serve as the Fund's administrators and provide the Fund with general administrative and operational assistance. SEI replaced Chase Global Funds Services Company ("CGFSC") as one of the Company's Administrators pursuant to an Accounting and Administration Agreement dated June 4, 2001 (the "Administration Agreement"). Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset value, net income, "exempt interest dividends" and realized capital gains or losses, if any, of the Fund. The Administrators prepare semiannual reports to the SEC, prepare federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing share purchase and redemption orders, maintain the Fund's financial accounts and records, and generally assist in the Fund's operations.

          The Administrators also provide administrative services to the other investment portfolios of the Company and to all of the investment portfolios of Excelsior Fund and Excelsior Funds Trust which are also advised by U.S. Trust and its affiliates and distributed by the Distributor. For services provided to all of the investment portfolios of the Company, Excelsior Fund and Excelsior Funds Trust (except for the international portfolios of Excelsior Fund and Excelsior Funds Trust), the Administrators are entitled jointly to fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of Excelsior Fund and Excelsior Funds Trust) as follows:

                  Combined Aggregate Average Daily Net Assets
                       of the Company, Excelsior Fund and
         Excelsior Funds Trust (excluding the international portfolios of Excelsior Fund and Excelsior Funds Trust)
                  --------------------------------------------

                                                       Annual Fee
                                                       ----------


       First $200 million                                0.200%
       Next $200 million                                 0.175%
       Over $400 million                                 0.150%


          Administration fees payable to the Administrators by each portfolio of the Company, Excelsior Fund and Excelsior Funds Trust are allocated in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by the Fund, which waivers may be terminated at any time. For the fiscal year ending March 31, 2002, U.S. Trust Company has voluntarily agreed to waive 0.04% of its administration fee.

          For the fiscal years ended March 31, 2001, 2000 and 1999, the fees paid by the Funds for administration services were as follows:

                                     Fiscal Year ended       Fiscal Year ended
   Fiscal Year ended
                                      March 31, 2001           March 31, 2000
     March 31, 1999

-----------------------------------------------------------------------

New York Intermediate-Term                $203,329                $220,921
       $223,318
 Tax-Exempt Fund


          For the fiscal years ended March 31, 2000, 1999 and 1998, the Administrators waived the following administration fees:


                                     Fiscal Year ended       Fiscal Year ended
   Fiscal Year ended
                                      March 31, 2001           March 31, 2000
     March 31, 1999

-----------------------------------------------------------------------

New York Intermediate-Term                  $93                    $235
         $53
 Tax-Exempt Fund



Shareholder Organizations
-------------------------

          The Company has entered into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own shares in consideration for the Fund's payment of not more than the annual rate of 0.40% of the average daily net assets of the Fund's shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of shares; (b) assisting in processing purchase, exchange and redemption transactions; (c) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem shares; (d) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (e) providing tax and dividend information to shareholders as appropriate; (f) transmitting proxy statements, annual reports, updated prospectuses and other communications from the Company to Customers; and
(g) providing or arranging for the provision of other related services. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer's investment.

          The Company's agreements with Shareholder Organizations are governed by an Administrative Services Plan (the "Plan") adopted by the Company. Pursuant to the Plan, the Company's Board of Directors will review, at least quarterly, a written report of the amounts expended under the Company's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of the Company's directors, including a majority of the directors who are not "interested persons" of the Company as defined in the 1940

Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to the Company's arrangements with Shareholder Organizations must be approved by a majority of the Board of Directors (including a majority of the Disinterested Directors). So long as the Company's arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of the Company's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Company will be committed to the discretion of such Disinterested Directors.


          For the fiscal year ended March 31, 2001, the Company made payments to Shareholder Organizations in the following amounts:


                                                     Amounts Paid to Affiliates
                                       Total Paid           of U.S. Trust
                                       ----------           -------------


New York Intermediate-Term               $31,752               $31,210
Tax-Exempt Fund


Expenses
--------

          Except as otherwise noted, the Adviser and the Administrators bear all expenses in connection with the performance of their services. The Fund bears the expenses incurred in its operations. Such expenses include: taxes; interest; fees (including fees paid to the Company's directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing services; costs of shareholder reports and meetings; and any extraordinary expenses. The Fund also pays for any brokerage fees and commissions in connection with the purchase of portfolio securities.

Custodian and Transfer Agent
----------------------------


          The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of J.P. Morgan Chase & Co., Inc., serves as custodian of the Fund's assets. Under the Custodian Agreement, Chase has agreed to: (i) maintain a separate account or accounts in the name of the Fund; (ii) make receipts and disbursements of money on behalf of the Fund; (iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and (vi) make periodic reports to the Company's Board of Directors concerning the Fund's operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Fund, with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation. Communications to the custodian should be directed to Chase, Mutual Funds Service Division, 3 Chase MetroTech Center, 8th Floor, Brooklyn, New York 11245.

          U.S. Trust New York serves as the Fund's transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to: (i) issue and redeem shares; (ii) address and mail all communications by the Fund to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Company's Board of Directors concerning the Fund's operations. For its transfer agency, dividend-disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services. U.S. Trust New York is located at 114 W. 47th Street, New York, New York 10036.


          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. CGFSC is located at 73 Tremont Street, Boston, MA 02108. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from the Company for any of its sub-transfer agency services. U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.

          Effective September 17, 2001, the Transfer Agency Agreement and Sub-Transfer Agency Agreement with U.S. Trust New York and CGFSC, respectively, will be terminated and BFDS will become the Company's transfer agent. Through the close of business on September 14, 2001, communications to the transfer agent should be directed to CGFSC at the above address. After September 14, 2001, communications to the transfer agent should be directed to BFDS, P.O. Box 8529, Boston, MA 02266-8529 (or, if by overnight or certified mail, 66 Brooks Drive, Braintree, MA 02184.


                             PORTFOLIO TRANSACTIONS
                             ----------------------

          Subject to the general control of the Company's Board of Directors, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities.

          The Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year. It is expected that the Fund's turnover rate may be higher than that of many other investment companies with similar investment objectives and policies. The Fund's portfolio turnover rate may also be affected by cash requirements for redemptions of shares and by regulatory provisions which enable the Fund to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial Highlights" in the Prospectus for the Fund's portfolio turnover rate.

          Securities purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. With respect to over-the-counter transactions, the Fund, where possible, will deal directly with dealers who make a market in the securities involved, except in those situations where better prices and execution are available elsewhere.

          The Investment Advisory Agreement provides that, in executing portfolio transactions and selecting brokers or dealers, the Adviser will seek to obtain the best net price and the most favorable execution. The Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of the Company, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreement authorizes the Adviser, to the extent permitted by law and subject to the review of the Company's Board of Directors from time to time with respect to the extent and continuation of the policy, to cause the Fund to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser to the accounts as to which it exercises investment discretion.
Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the fixed-income market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fee payable by the Fund. Such information may be useful to the Adviser in serving the Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Fund.

          Portfolio securities will not be purchased from or sold to the Adviser, the Distributor, or any of their affiliated persons (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

          Investment decisions for the Fund are made independently from those for other investment companies, common trust funds and other types of funds managed by the Adviser. Such other investment companies and funds may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.


          The Company is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or its parents held by the Fund as of the close of the most recent fiscal year. As of March 31, 2001, the Fund did not hold any securities of the Company's regular brokers or dealers or their parents.


                              PORTFOLIO VALUATIONS
                              --------------------

          Portfolio securities in the Fund for which market quotations are readily available (other than debt securities maturing in 60 days or less) are valued at market value. Securities and other assets for which market quotations are not readily available are valued at fair value, pursuant to the guidelines adopted by the Company's Board of Directors. Absent unusual circumstances, portfolio securities maturing in 60 days or less are normally valued at amortized cost. The net asset value of shares in the Fund will fluctuate as the market value of its portfolio securities changes in response to changing market rates or interest and other factors.

          Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices. A futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. Restricted securities and securities or other assets for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by the Board of Directors.

          The Administrators have undertaken to price the securities in the Fund's portfolio and may use one or more pricing services to value certain portfolio securities in the Fund where the prices provided are believed to reflect the fair market value of such securities. The methods used by the pricing services and the valuations to be established will be reviewed by the Administrators under the general supervision of the Board of Directors.

                              INDEPENDENT AUDITORS
                              --------------------


          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA, 02116, serve as auditors of the Company. The Fund's Financial Highlights included in the Prospectus and the financial statements for the fiscal year ended March 31, 2001 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their report thereon which appears therein.


                                    COUNSEL
                                    -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Company, and Mr. Malloy, Assistant Secretary of the Company, are partners), One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, is counsel to the Company.

                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------

          The following supplements the tax information contained in the Prospectus.

          For federal income tax purposes, the Fund is treated as a separate corporate entity, and has qualified and intends to continue to qualify as a regulated investment company. Such qualification generally relieves the Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with applicable requirements. If, for any reason, the Fund does not qualify for a taxable year for the special federal tax treatment afforded regulated investment companies, the Fund would be subject to federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions (whether or not derived from interest on Municipal Securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders. Moreover, if the Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

          The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Fund would not be suitable for tax-exempt institutions or for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Fund's dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Fund may not be an appropriate investment for entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under the Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

          In order for the Fund to pay exempt-interest dividends for any taxable year, at least 50% of the aggregate value of the Fund's portfolio must consist of exempt-interest obligations at the close of each quarter of its taxable year. Within 60 days after the close of its taxable year, the Fund will notify its shareholders of the portion of the dividends paid by the Fund which constitutes an exempt-interest dividend with respect to such taxable year. However, the aggregate amount of dividends so designated by the Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Fund with respect to any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund for such year.

          The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of a particular state or localities within that state. For example, distributions from the Fund will generally be exempt from federal income tax and, New York State and New York City personal income taxes.

                       PERFORMANCE AND YIELD INFORMATION
                       ---------------------------------

          The Fund may advertise the standardized effective 30-day (or one month) yield calculated in accordance with the method prescribed by the SEC for mutual funds. Such yield will be calculated separately for the Fund according to the following formula:



                    Yield = 2 [(a-b + 1)/6/ - 1]
                                ---
                                cd


          Where:  a =    dividends and interest earned during the period.

                  b =    expenses accrued for the period (net of
                         reimbursements).

                  c = average daily number of shares outstanding that were entitled to receive dividends.

                  d = maximum offering price per share on the last day of the period.

          For the purpose of determining interest earned during the period (variable "a" in the formula), the Fund computes the yield to maturity of any debt obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360, and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. Also, the maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. The Fund calculates interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

          Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts and to the particular series of shares in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula).


          Based on the foregoing calculations, the Fund's standardized effective yield for the 30-day period ended March 31, 2001 was 3.33%.

          The Fund may from time to time advertise its "tax-equivalent yield" to demonstrate the level of taxable yield necessary to produce an after-tax yield equivalent to that achieved by the Fund. This yield is computed by increasing the yield of the Fund's shares (calculated as above) by the amount necessary to reflect the payment of federal income taxes (and New York State and New York City income taxes) at a stated tax rate. The "tax-equivalent" yield of the Fund is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from both federal and New York State income taxes by one minus a stated combined federal and New York State income tax rate; (b) dividing the portion of the yield (calculated as above) that is exempt from federal income tax only by one minus a stated federal income tax rate; and (c) adding the figures resulting from (a) and (b) above to that portion, if any, of the yield that is not exempt from federal income tax. Tax-equivalent yields assume a federal income tax rate of 30.5%, a New York State and New York City marginal income tax rate of 10.21% and an overall tax rate taking into account the federal deduction for state and local taxes paid of 38.04%. However, recently enacted federal tax legislation will reduce federal marginal tax rates by up to
4.6 percentage points over the next five years.  Based on the foregoing calculation, the tax-equivalent yield of the Fund for the 30-day period ended March 31, 2001 was 5.37%.


          From time to time, the Fund may advertise its performance by using "average annual total return" over various periods of time. Such total return figure reflects the average percentage change in the value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. Average total return figures will be given for the most recent one-year period and may be given for other periods as well (such as from the commencement of the Fund's operations, or on a year-by-year basis). The Fund may also use aggregate total return figures for various periods, representing the cumulative change in the value of an investment in the Fund for the specific period. Both methods of calculating total return assume that dividends and capital gain distributions made by the Fund during the period are reinvested in Fund shares. The Fund's "average annual total return" is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:


                    T = (ERV)/1/n/ - 1
                         ---------
                             P


          Where:  T =  average annual total return.

                  ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

                  P =   hypothetical initial payment of $1,000.

                  n =   period covered by the computation, expressed in years.

          The calculation is made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.


          Based on the foregoing calculations, the average annual total returns for the 1-year, 5-year and 10-year periods ended March 31, 2001, were as follows:

                                        Average Annual Total Returns
                              One Year           5 years               10 years
                             ---------------------------------------------------

New York Intermediate-Term     10.02%              5.43%                 5.84%
 Tax-Exempt Fund


          The Fund may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, the Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

          The total return and yield of the Fund may be compared to those of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return and/or yield of the Fund may be compared to data prepared by Lipper Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of the Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of the Fund's performance, including without limitation, those factors, strategies and technologies that together with market conditions and events, materially affected the Fund's performance.

          The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions of the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciations of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of the Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of the Investment Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of the Fund. In addition, advertisements, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

          Performance and yields will fluctuate and any quotation of performance and yield should not be considered as representative of the Fund's future performance. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that the performance and yield are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged by the Shareholder Organizations with respect to accounts of Customers that have invested in shares will not be included in calculations of yield and performance.


                                 CODE OF ETHICS
                                 --------------


          The Company, U.S. Trust New York, U.S. Trust Company and the Distributor have adopted codes of ethics that allow for personnel subject to the codes to invest in securities including securities that may be purchased or held by the Fund.



                                 MISCELLANEOUS
                                 -------------

          As used herein, "assets allocable to the Fund" means the consideration received upon the issuance of shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular portfolio of the Company. In determining the net asset value of the Fund, assets allocable to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Company which are normally allocated in proportion to the relative asset values of the Company's portfolios at the time of allocation. Subject to the provisions of the Company's Charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to the Fund, are conclusive.


          As of July 2, 2001, U.S. Trust and its affiliates held of record 92.11% of the outstanding shares of the Fund as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

          As of July 2, 2001, no persons owned beneficially 5% or more of the outstanding shares of the Fund.



                              FINANCIAL STATEMENTS
                              --------------------


          The audited financial statements and notes thereto in the Company's Annual Report to Shareholders for the fiscal year ended March 31, 2001 (the "2001 Annual Report") for the Fund are incorporated in this Statement of Additional Information by reference. No other parts of the 2001 Annual Report are incorporated by reference herein. The financial statements included in the 2001 Annual Report for the Fund have been audited by the Company's independent auditors, Ernst & Young LLP, whose report thereon also appears in the 2001 Annual Report and is incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 2001 Annual Report may be obtained at no charge by telephoning SEI at (800) 446-1012.

                                   APPENDIX A
                                   ----------

Commercial Paper Ratings
------------------------

          A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

          "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


          Moody's commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:


          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.



          Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.


          "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments which is highly uncertain and solely reliant upon a sustained, favorable business and economic environment.


          "D" - Securities are in actual or imminent payment default.

Corporate and Municipal Long-Term Debt Ratings
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.


          "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


          The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          "B" - Bonds are generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa " - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


     "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


     "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.




Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.



The following summarizes long-term ratings used by Fitch:

          "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

          "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          "B" - Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.


          "CCC", "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

          "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.


          Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.




Municipal Note Ratings
----------------------

          A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.


                  Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                                   APPENDIX B
                                   ----------

          The Fund may enter into futures contacts and options. Such transactions are described in this Appendix.

I.   Interest Rate Futures Contracts.
     -------------------------------

          Use of Interest Rate Futures Contracts.  Bond prices are established
          --------------------------------------
in both the cash market and the futures market.   In the cash market, bonds are
purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

          The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, by using futures contracts.

          Description of Interest Rate Futures Contracts.  An interest rate
          ----------------------------------------------
futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

          Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

          Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade and the Chicago Mercantile Exchange and the New York Futures Exchange. The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

          A public market now exists in futures contracts covering various financial instruments including long-term Treasury Bonds and Notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities, three-month Treasury Bills; and ninety-day commercial paper. The Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

II.  Stock Index Futures Contracts.
     -----------------------------

          General.  A stock index assigns relative values to the stocks included
          -------
in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

          The Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

          In addition, the Fund may utilize stock index futures contracts in anticipation of changes in the composition of its holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

III. Futures Contracts on Foreign Currencies.
     ---------------------------------------

          A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by the Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

IV.  Margin Payments.
     ----------------

          Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instrument fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V.   Risks of Transactions in Futures Contracts.
     ------------------------------------------

          There are several risks in connection with the use of futures by the Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the futures moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the Fund. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the future contract being used, or if otherwise deemed to be appropriate by the Fund. It is also possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

          Where futures are purchased to hedge against a possible increase in the price of securities or a currency before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities to be purchased.

          In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Fund may still not result in a successful hedging transaction over a short time frame.

          Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

          Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.
The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          Successful use of futures by the Fund is also subject to the Fund's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its Portfolio and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

VI.  Options on Futures Contracts
     ----------------------------

          The Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts. Although permitted by their fundamental investment policies, the Fund does not currently intend to write futures options during the current fiscal year, and will not do so in the future absent any necessary regulatory approvals.

VII. Accounting and Tax Treatment.
     -----------------------------

          Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

          Generally, futures contracts held by the Fund at the close of the Fund's taxable year will be treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and sixty percent of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time the Fund holds the futures contract ("the 40-60 rule"). The amount of any capital gain or loss actually realized by the Fund in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contracts. With respect to futures contracts to sell, which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Fund, losses as to such contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which will also be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, the Fund may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales, loss deferral rules and the requirement to capitalize interest and carrying charges. Under temporary regulations, the Fund would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40-60 rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, no more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term. Options on futures contracts generally receive federal tax treatment similar to that described above.

          Certain foreign currency contracts entered into by the Fund may be subject to the "mark-to-market" process. If the Fund makes a Capital Asset Election with respect to such contracts, the contracts will be subject to the 40-60 rule, described above. Otherwise, such gain or loss will be treated as 100% ordinary gain or loss. To receive such federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends;
(2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts.
As of the date of this Statement of Additional Information, the Treasury has not issued any such regulations. Foreign currency contracts entered into by the Fund may result in the creation of one or more straddles for federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

          Some investments may be subject to special rules which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. However, regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the "mark-to-market" rules, unless an election is made to have such currency rules apply. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations, certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Code and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts that the Fund may make or may enter into will be subject to the special currency rules described above. Gain or loss attributable to the foreign currency component of transactions engaged in by the Fund which are not subject to special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

Under the federal income tax provisions applicable to regulated investment companies, less than 30% of a company's gross income must be derived from gains realized on the sale or other disposition of securities held for less than three months. With respect to futures contracts and other financial instruments subject to the "mark-to-market" rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a futures contract or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract or instrument is held) if the gain arises as a result of a constructive sale under the "mark-to-market" rules, and will be treated as being derived from a security held for less than three months only if the contract or instrument is terminated (or transferred) during the taxable year (other than by reason of the mark-to-market rules) and less than three months have elapsed between the date the contract or instrument is acquired and the termination date. In determining whether the 30% test is met for a taxable year, increases and decreases in the value of the Fund's futures contracts and other investments that qualify as part of a "designated hedge," as defined in the Code, may be netted.

                        EXCELSIOR TAX-EXEMPT FUNDS, INC.

                                   FORM N-1A
                                   ---------


PART C.  OTHER INFORMATION

Item 23.     Exhibits


               (a) (1) Articles of Incorporation of Registrant dated as of August 7, 1984 (3).

                    (2) Articles Supplementary of Registrant dated as of April 27, 1990(3).

                    (3) Articles Supplementary of Registrant dated as of December 23, 1992 (3).

                    (4) Articles Supplementary of Registrant dated as of December 27, 1995 (1).

                    (5) Articles Supplementary of Registrant dated as of July 31, 1998 (4).

                    (6) Articles Supplementary of Registrant dated as of November 13, 1998 (4).

                    (7) Articles Supplementary of Registrant dated as of May 19, 2000 (5).

                    (8) Articles Supplementary of Registrant dated as of
               February 16, 2001 (7).

               (b) (1) Amended and Restated Bylaws of Registrant dated February 10, 1995 (3).

                    (2) Amendment No. 1 to Amended and Restated Bylaws of
               Registrant dated May 16, 1997 (3).

                    (3) Amendment dated July 28, 2000 to Amended and Restated
               Bylaws of Registrant (7).

               (c) (1) Articles VI, VII, VIII and X of Registrant's Articles of Incorporation dated as of August 7, 1984 (3).

                    (2) Articles I, II, IV and VI of Registrant's Amended and
               Restated By-Laws dated February 10, 1995 (3).

               (d) (1) Investment Advisory Agreement among Registrant, U.S. Trust Company and United States Trust Company of New York dated May 31, 2000 with respect to the New York Intermediate-Term Tax-Exempt, Short-Term Tax-Exempt Securities, California Tax-Exempt Income, Tax-Exempt Money, Intermediate-Term Tax-Exempt, Long-Term Tax-Exempt and New York Tax-Exempt Funds
               (6).

                    (2) Sub-Advisory Agreement among Registrant, U.S. Trust
               Company, United States Trust Company of New York and United States Trust Company, N.A. dated May 31, 2000 with respect to the California Tax-Exempt Income Fund (6).

               (e) Amended and Restated Distribution Contract dated July 31, 1998 between Registrant and Edgewood Services, Inc. (7).

               (f)  None.

               (g) Amended and Restated Custody Agreement dated June 27, 2001 between Registrant and The Chase Manhattan Bank (7).

               (h)(1) Amended and Restated Administrative Services Plan and Related Form of Shareholder Servicing Agreement dated February 21, 1994, as amended as of May 16, 1997 (3).

                  (2) Fund Acounting and Administration Agreement dated June 4,
               2001 among Registrant, SEI Investments Mutual Fund Services, Federated Services Company and U.S. Trust Company (7).

                  (3) Amended and Restated Mutual Funds Transfer Agency
               Agreement dated as of July 31, 1998 by and between Registrant and United States Trust Company of New York (4).

                  (4) Amended and Restated Mutual Funds Sub-Transfer Agency
               Agreement dated as of July 31, 1998 by and between United States Trust Company of New York and Chase Global Funds Services Company
               (4).

                  (5) Credit Agreement dated December 27, 1999 by and among
               Registrant, Excelsior Funds, Inc., Excelsior Fund Trust, The Chase Manhattan Bank and the other lenders thereunder (5).

                  (6) First Amendment dated February 28, 2001 to the Credit
               Agreement dated December 27, 1999 by and among Registrant, Excelsior Funds, Inc., Excelsior Funds Trust, the Chase Manhattan Bank and the other lenders thereunder (7).

                  (7) Form of Second Amendment dated July 10, 2001 to the Credit
               Agreement dated December 27, 1999 by and among Registrant, Excelsior Funds, Inc., Excelsior Institutional Trust, The Chase Manhattan Bank and the other leaders thereunder (7).

                  (8) Waiver and Reimbursement Amendment among Registrant,
               United States Trust Company of New York and U.S. Trust Company dated July 27, 2001 (7).

                  (9) Form of Shareholder Servicing Agreement (Late Trading)
               (7).

           (i) Opinion and Consent of counsel (7).

           (j)(1) Consent of Drinker Biddle & Reath LLP (included in (i) above).

           (j)(2) Consent of Ernst & Young LLP (7).

           (k) None.

           (l)(1) Purchase Agreement between Registrant and Shearson Lehman Brothers Inc. dated February 6, 1985 (3).

                 (2) Purchase Agreement between Registrant and Edgewood
               Services, Inc. dated September 25, 1996 (2).

                 (3) Purchase Agreement between Registrant and Edgewood
               Services, Inc. dated August 3, 1998 (4).

           (m) None.

           (n) None.

          (p)(1) Code of Ethics of Registrant (6).

          (p)(2) Code of Ethics of U.S. Trust Corporation (including U.S. Trust Company, United States Trust Company of New York and United States Trust Company, N.A.) (7).

          (p)(3) Code of Ethics of Edgewood Services, Inc. (5).



Notes:
-----

(1) Incorporated by reference to Registrant's Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A filed July 18, 1996.

(2) Incorporated by reference to Registrant's Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A filed March 31, 1997.

(3) Incorporated by reference to Registrant's Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed May 15, 1998.


(4) Incorporated by reference to Registrant's Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A filed May 28, 1999.

(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A filed May 26, 2000.

(6) Incorporated by reference to Registrant's Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A, filed July 28, 2000.

(7)  Filed herewith.


Item 24.  Persons Controlled By or Under
          Common Control with Registrant
          ------------------------------

          Registrant is controlled by its Board of Directors.


Item 25.  Indemnification
          ---------------

          Article VII, Section 3 of Registrant's Articles of Incorporation, incorporated herein by reference to Exhibit (a)(1) hereto, and Article VI,
Section 2 of Registrant's Amended and Restated Bylaws, incorporated herein by reference to Exhibit (b)(1) hereto, provide for the indemnification of Registrant's directors and officers. Indemnification of Registrant's principal underwriter, custodian, transfer agent and co-administrators is provided for, respectively, in Section
1.11 of the Amended and Restated Distribution Contract incorporated herein by reference to Exhibit (e) hereto, Section 12 of the Amended and Restated Custody Agreement incorporated herein by reference to Exhibit (g) hereto, Section 7 of the Amended and Restated Mutual Funds Transfer Agency Agreement incorporated herein by reference to Exhibit (h)(3) hereto, and Section 6 of the Amended and Restated Administration Agreement incorporated herein by reference to Exhibit
(h)(2) hereto. Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its directors, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or arising under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.


          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser
          --------------------------------------------------------

          (a) U.S. Trust Company:

          U.S. Trust Company ("U.S. Trust") is a Connecticut state bank and trust company located in Stamford, Connecticut. Set forth below are the names and principal businesses of the directors and certain senior executive officers of U.S. Trust, including those who are engaged in any other business, profession, vocation or employment of a substantial nature.

Position
with U.S.                                 Principal            Type of
Trust                     Name            Occupation           Business
------------------  ------------------  ----------------  ---------------------

Chairman            Paul K. Napoli      Executive Vice    Asset Management,
                    United States       President,        Investment &
                    Trust               United            Fiduciary Services
                    Company of New      States Trust      and Private Banking
                    York                Company of
                    114 West 47th       New York
                    Street
                    New York, NY 10036

Director            Conley Brooks       Chairman, U.S.    Asset Management,
                    U.S. Trust Company  Trust Company,    Investment &
                    730 2nd Avenue      Minneapolis       Fiduciary Services
                    South                                 and Private Banking
                    Minneapolis, MN
                    55402

Position
with U.S.                                 Principal           Type of
Trust                    Name             Occupation          Business
------------------  ------------------  ----------------  ---------------------

Director            Thomas C. Clark     Managing          Asset Management,
                    United States       Director,         Investment &
                    Trust               United States     Fiduciary Services
                    Company of New      Trust             and Private Banking
                    York                Company of New
                    11 West 54th        York
                    Street
                    New York, NY
                    10019


Director,           William V.          Managing          Asset Management,
Managing            Ferdinand           Director          Investment
Director &          U.S. Trust Company  & Chief           & Fiduciary Services
CIO                 225 High Ridge      Investment        and Private Banking
                    Road                Officer, U.S.
                    Stamford, CT        Trust Company
                    06905


Director,           W. Michael Funck    President & CEO   Asset Management,
President &         U.S. Trust Company                    Fiduciary Services
CEO                 225 High Ridge                        & Private Banking
                    Road
                    Stamford, CT
                    06905

Director            Maribeth S. Rahe    President,        Asset Management,
                    United States       United States     Investment &
                    Trust               Trust             Fiduciary Services
                    Company of New      Company of New    and Private Banking
                    York                York
                    114 West 47th
                    Street
                    New York, NY
                    10036

Director            Frederick B.        Vice Chairman &   Asset Management,
                    Taylor              Chief Investment  Investment &
                    United States       Officer, United   Fiduciary Services
                    Trust               States            and Private Banking
                    Company of New      Trust Company of
                    York                New York
                    114 West 47th
                    Street
                    New York, NY
                    10036

Director            Shelley B.          Managing          Asset Management,
                    Thompson            Director,         Investment &
                    U.S. Trust Company  U.S. Trust        Fiduciary Services
                    730 2nd Avenue      Company           and Private Banking
                    South
                    Minneapolis MN
                    55402


Director            Kenneth G. Walsh    Executive Vice    Asset Management,
                    United States       President,        Investment &
                    Trust               United States     Fiduciary Services
                    Company of New      Trust Company of  and Private Banking
                    York                New York
                    114 West 47th
                    Street
                    New York, NY
                    10036



Director            Tucker H. Warner    Co-Founder,       Consulting Firm
                    The Nutmeg          Partner &
                    Financial           Director
                    Group, LLC
                    1157 Highland
                    Avenue
                    West Cheshire, CT
                    06903

Director & CEO      Howard E.N. Wilson  CEO,              Asset Management,
                    U.S. Trust Company  Radnor Capital    Investment &

                    100 West            Division, U.S.    Fiduciary Services
                    Lancaster Avenue    Trust Company     and Private Banking
                    Suite 200
                    Wayne, PA  19087


          (b) United States Trust Company of New York:

          United States Trust Company of New York ("U.S. Trust NY") is a full-service state-chartered bank located in New York, New York. Set forth below are the names and principal businesses of the trustees and certain senior executive officers of U.S. Trust NY, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.


Position
with U.S.                                     Principal        Type of
Trust NY                         Name         Occupation       Business
---------------------------  -------------  --------------  --------------


Chairman                     H. Marshall    Chairman        Asset
Ex-Officio                   Schwarz        Ex-Officio,     Management,
                             United         U.S. Trust      Investment &
                             States Trust   Company of      Fiduciary
                             Company of     New York        Services
                             New York                       and Private
                             114 West                       Banking
                             47th Street
                             New York, NY
                             10036

Director &                   Jeffrey S.     Chief           Asset
CEO                          Maurer         Executive       Management,
                             United         Officer,        Investment &
                             States Trust   U.S. Trust      Fiduciary
                             Company of     Corporation     Services
                             New York       and United      and Private
                             114 West       States Trust    Banking
                             47th Street    Company of
                             New York, NY   New York
                             10036

Director &                   Maribeth S.    President,      Asset
President                    Rahe           United States   Management,
                             United         Trust Company   Investment &
                             States Trust   of New York     Fiduciary
                             Company of                     Services
                             New York                       and
                             114 West                       Private
                             47th Street                    Banking
                             New York, NY
                             10036


Director,                    Frederick B.   Vice Chairman   Asset
Vice Chair-                  Taylor         and Chief       Management,
man and                      United         Investment      Investment &
Chief Investment-            States Trust   Officer,        Fiduciary
Officer                      Company of     United States   Services
                             New York       Trust Company   and Private
                             114 West       of New York     Banking
                             47th Street
                             New York, NY
                             10036

Position
with U.S.                                     Principal          Type of
Trust NY               Name                   Occupation         Business
-----------  -------------------------  ----------------------  ----------

Director     Eleanor Baum               Dean of School          Academic
             The Cooper Union           of Engineering at
             For the Advancement        The Cooper Union
             of Science & Art
             51 Astor Place
             New York, NY 10003

Director     Samuel C. Butler, Esq.     Partner of Cravath,     Law Firm
             Cravath, Swaine            Swaine & Moore
             & Moore
             Worldwide Plaza
             825 Eighth Avenue
             New York, NY  10019

Director     Peter O. Crisp             Retired Chairman of     Venture
             Room 5600                  Venrock, Inc.           Capital
             90 Rockefeller Plaza
             New York, NY 10112

Director     Philippe de Montebello     Director of the         Art Museum
             The Metropolitan Museum    Metropolitan
             of Art                     Museum of Art
             1000 Fifth Avenue
             New York, NY  10028-0198

Director     Robert E. Denham, Esq.     Partner, Munger,        Law Firm
             Munger Tolls &             Tolls & Olson
             Olson LLP
             355 South Grand Avenue
             35th Floor
             Los Angeles, CA  90071-1560

Director     Antonia M. Grumbach, Esq.  Partner, Patterson,     Law Firm
             Patterson, Belknap,        Belknap, Webb
             Webb & Tyler, LLP          & Tyler
             1133 Avenue of the
             Americas
             New York, NY  10036


Director     Peter L. Malkin            Chairman,               Law Firm
             Wien & Malkin LLP          Wien & Malkin
             Lincoln Building
             60 East 42nd Street

               New York, NY  10165-0015

Position
with U.S.                               Principal            Type of
Trust NY             Name               Occupation           Business
-------------  --------------------  -------------------  ----------------

Director       David A. Olsen        Retired Chairman of  Risk & Insurance
               Marsh & McLennan      Johnson & Higgins    Services
               1166 Avenue of the
               Americas
               New York, NY 10036

Director       Carl H.               Managing Partner,    Broker-Dealer,
               Pforzheimer, III      Carl H.              Investment
               Carl H. Pforzheimer   Pforzheimer & Co.    Adviser
               & Co.
               650 Madison Avenue
               23rd Floor
               New York, NY  10022

Director       David S. Pottruk      President & Co.      Broker-Dealer
               Charles Schwab        CEO, Charles Schwab
               & Co., Inc.           & Co., Inc.
               101 Montgomery
               Street
               San Francisco, CA
               94104

Director       Charles R. Schwab     Chairman & Co-CEO,   Broker-Dealer
               Charles Schwab &      Charles Schwab &
               Co., Inc.             Co., Inc.
               101 Montgomery
               Street
               San Francisco, CA
               94104

Director       Philip L. Smith       Corporate Director   Consumer Goods
               c/o United States     & Trustee
               Trust
               Company of New York
               114 West 47th Street
               New York, NY 10036


Director       John H. Stookey       Founder and          Not-for-Profit
               Per Scholas Inc.      Chairman,
               1230 Lafayette        Per Scholas
               Avenue
               Bronx, NY 10474


Director       Robert N. Wilson      Vice Chairman,       Health Care
               Johnson & Johnson     Johnson & Johnson
               One Johnson &
               Johnson Plaza
               New Brunswick, NJ
               08933

Director       Ruth A. Wooden        Principal,           Marketing
               R. Wooden             R. Wooden            Consulting Firm
               Associates, LLC       Associates
               c/o United States Trust
               Company of New York
               114 West 47th Street
               New York, NY 10036




Position
with U.S.                              Principal              Type of
Trust NY               Name            Occupation             Business
-----------------  --------------  ---------------------  ------------------

Executive          John L. Kirby   Executive              Asset Management,
Vice               United States   Vice President and     Investment &
President          Trust           Chief Administrative   Fiduciary Services
and Chief          Company of      New York               and Private
Administrative     114 West 47th   Officer, U.S. Trust    Banking
Officer            Street          Corporation and
                   New York, NY    United
                   10036           States Trust Company
                                   of New York


Executive          John M.         Executive              Investment
Vice               Deignan         Vice President,        Management,
President          United States   United States Trust    Investment and
                   Trust           Company of New York    Fiduciary Services
                   Company of                             and Private
                   New York                               Banking
                   14 West 47th
                   Street
                   New York, NY
                   10036

Executive          Paul K. Napoli  Executive              Asset Management,
Vice               United States   Vice President,        Investment &
President          Trust           United States Trust    Fiduciary Services
                   Company of      Company of New York    and Private
                   New York                               Banking
                   114 West 47th
                   Street
                   New York, NY
                   10036



          (c) U.S. Trust Company N.A. (Investment Sub-Adviser for the California Tax-Exempt Income Fund)


          U.S. Trust Company, N.A. ("U.S. Trust N.A.") is a national bank located in Los Angeles, California. Set forth below are the names and principal businesses of the directors and certain senior executive officers of U.S. Trust N.A., including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.

Position
with U.S.                                        Principal                 Type
of
Trust N.A.             Name                      Occupation
Business
---------------------  ------------------------  ------------------------
-------------------

Position

with U.S.                                        Principal                 Type
of
Trust N.A.             Name                      Occupation
Business
---------------------  ------------------------  ------------------------
-------------------
Chairman               Franklin E. Ulf, III      Chairman,                 Asset
Management,
                       515 So. Flower Street     U.S. Trust Company,
Investment &
                       Suite 2700                N. A.
Fiduciary Services
                       Los Angeles, CA  90071                              and
Private Banking

Director &             Steven K. Buster          Managing Director,        Asset
Management,
Managing Director      U.S. Trust Company, N.A.  U.S. Trust
Investment &
                       515 So. Flower Street     Company, N.A.
Fiduciary Services
                       Suite 2700                                          and
Private Banking
                       Los Angeles, CA 90071

Director               Thomas C. Clark           Managing Director,        Asset
Management,
                       United States Trust       United States Trust
Investment &
                       Company of New York       Company of New York
Fiduciary Services
                       11 West 54th Street                                 and
Private Banking
                       New York, NY  10019

Director               Jeffrey T. Grubb          Managing Director,        Asset
Management,
                       U.S. Trust Company, N.A.  U.S. Trust
Investment &
                       515 So. Flower Street     Company, N.A.
Fiduciary Services
                       Suite 2700                                          and
Private Banking
                       Los Angeles, CA 90071

Director               Jeffrey S. Maurer         Chief Executive           Asset
Management,
                       114 W. 47th Street        Officer, United States
Investment &
                       New York, NY  10036       Trust Company of
Fiduciary Services
                                                 New York                  and
Private Banking

Director               Maribeth S. Rahe          President, United States  Asset
Management,
                       United States Trust       Trust Company of
Investment &
                       Company of New York       New York
Fiduciary Services
                       14 W. 47th Street                                   and
Private Banking
                       New York, NY  10036

Director/Managing      Robert M. Raney           Managing Director         Asset
Management,
Director and Chief     U.S. Trust Company, N.A.  and Chief
Investment &
Investment Officer     515 So. Flower Street     Investment Officer
Fiduciary Services
                       Suite 2700                U.S. Trust Company,       and
Private Banking


                       Los Angeles, CA  90071    N.A.
Position
with U.S.                                        Principal                 Type
of
Trust N.A.             Name                      Occupation
Business
---------------------  ------------------------  ------------------------
-------------------

Director, President    Gregory F. Sanford        President and Chief       Asset
Management,
and Chief Executive    U.S. Trust Company, N.A.  Executive Officer,
Investment &
Officer                515 So. Flower Street     U.S. Trust Company,
Fiduciary Services
                       Suite 2700                N.A.                      and
Private Banking
                       Los Angeles, CA  90071

Director               Jay S. Welker             Managing Director,        Asset
Management,
                       U.S. Trust Company, N.A.  U.S. Trust Company, N.A.
Investment &
                       One Embarcadero Center
Fiduciary Services
                       Suite 2050                                          and
Private Banking
                       San Francisco, CA  94111

Director and           Charles E. Wert           Executive Vice            Asset
Management,
Executive Vice         U.S. Trust Company, N.A.  President,
Investment &
President              515 So. Flower Street     U.S. Trust Company,
Fiduciary Services
                       Los Angeles, CA  90071    N.A.                      and
Private Banking



Item 27.  Principal Underwriter
          ---------------------


(a) Edgewood Services, Inc., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies:
Excelsior Funds, Inc., Excelsior Funds Trust, FTI Funds, 4 Winds Family of Funds, The Riverfront Funds, Strate Vest Funds and WesMark Funds.


(b)  Names and Principal                       Positions and Offices with
     Offices with
     Business Addresses                             The Distributor
      Registrant
     ------------------                             ---------------
      ----------
     Lawrence Caracciolo                   Director,
          --
     5800 Corporate Drive                  Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     Arthur L. Cherry                      Director,
          --
     5800 Corporate Drive                  Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     J. Christopher Donahue                Director,
          --
     5800 Corporate Drive                  Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     Thomas R. Donahue                     Director and Executive Vice
President,          --
     5800 Corporate Drive  Pittsburgh,     Edgewood Services, Inc.
     PA 15237-7002


(b)  Names and Principal                       Positions and Offices with
     Offices with
     Business Addresses                             The Distributor
      Registrant
     ------------------                             ---------------
      ----------

     Peter J. Germain                      President,
          --
     5800 Corporate                        Edgewood Services, Inc.
     Pittsburgh, PA 15237-7002

     Charles L. Davis, Jr.                 Vice President,
          --
     5800 Corporate Drive                  Edgewood Services, Inc.
     Pittsburgh, PA 15237-7002

     Ernest L. Linane                      Vice President,
          --
     5800 Corporate Drive                  Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     Timothy S. Johnson                    Secretary,
          --
     5800 Corporate Drive                  Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     Christine T. Johnson                  Vice President,
          --
     5800 Corporate Drive                  Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     Denis McAuley, III                    Treasurer,
          --
     5800 Corporate Drive                  Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     Victor R. Siclari                     Assistant Secretary,
          --
     5800 Corporate Drive                  Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

(c)    Not Applicable.

Item 28.  Location of Accounts and Records
          --------------------------------

          (1) United States Trust Company of New York, 114 W. 47th Street, New York, NY 10036 (records relating to its functions as investment adviser and transfer agent).

          (2) U.S. Trust Company, 225 High Ridge Road, East Building, Stamford, Connecticut 06905 (records relating to its function as investment adviser and co-administrator).

          (3) U.S. Trust Company, N.A. 515 South Flower Street, Los Angeles, CA 90071 (records relating to its function as sub-adviser to the California Tax- Exempt Income Fund).

          (4) Edgewood Services, Inc., Clearing Operations, 5800 Corporate Drive, Pittsburgh, PA 15237-5829 (records relating to its function as distributor).


          (5) Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913 (records relating to its former function as co- administrator and its current role as sub-transfer agent).

          (6) SEI Investments Mutual Fund Services, One Freedom Valley Drive, Oaks, PA 19456 (records relating to its function as co-administrator).

          (7) Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779 (records relating to its function as co-administrator).

          (8) The Chase Manhattan Bank, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245 (records relating to its function as custodian).

          (9) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996 (Registrants' Articles of Incorporation, Bylaws, and Minute Books).


Item 29.  Management Services
          -------------------

          Not Applicable.

Item 30.  Undertakings
          ------------

          Not Applicable.

                                   SIGNATURES
                                   ----------


          Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, Excelsior Tax-Exempt Funds, Inc. certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 30th day of July, 2001.


                               EXCELSIOR TAX-EXEMPT FUNDS, INC.
                               Registrant
                               /s/ Frederick S. Wonham
                               -----------------------------------------
                               Frederick S. Wonham, President and Treasurer
                               (Signature and Title)


          Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 31 to Excelsior Tax-Exempt Funds, Inc.'s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

      Signature                    Title                  Date
-----------------------       ----------------        -------------

/s/ Frederick S. Wonham       Chairman of the         July 30, 2001
-----------------------       Board, President
 Frederick S. Wonham          and Treasurer

*    Jonathan Piel            Director                July 30, 2001
--------------------
 Jonathan Piel

* Morrill Melton Hall, Jr.    Director                July 30, 2001
--------------------------
Morrill Melton Hall, Jr.

*    Rodman L. Drake          Director                July 30, 2001
--------------------
 Rodman L. Drake

*By: /s/ W. Bruce McConnel
    -------------------------------------
     W. Bruce McConnel, Attorney-in-Fact

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                             EXCELSIOR FUNDS TRUST


                               POWER OF ATTORNEY
                               -----------------

          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints
W. Bruce McConnel, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.


Dated: July 27, 2001                    /s/ Frederick S. Wonham
                                        -----------------------
                                        Frederick S. Wonham

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                             EXCELSIOR FUNDS TRUST


                               POWER OF ATTORNEY
                               -----------------

          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.


Dated: July 27, 2001                    /s/ Rodman L. Drake
                                        -------------------
                                        Rodman L. Drake

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                             EXCELSIOR FUNDS TRUST


                               POWER OF ATTORNEY
                               -----------------

          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.


Dated: July 27, 2001                    /s/ Jonathan Piel
                                        -----------------
                                        Jonathan Piel

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                             EXCELSIOR FUNDS TRUST


                               POWER OF ATTORNEY
                               -----------------

          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.


Dated: July 27, 2001                    /s/ Mel Hall
                                        ------------
                                        Mel Hall

                        EXCELSIOR TAX-EXEMPT FUNDS, INC.

                                  EXHIBIT INDEX



EXHIBIT NO.                EXHIBIT
-----------                -------

(a)(8)         Articles Supplementary of Registrant dated February 16, 2001.

(b)(3)         Amendment dated July 28, 2000 to Amended and Restated Bylaws of
               Registrant.

(h)(2) Fund Accounting and Administration Agreement dated June 4, 2001 among Registrant, SEI Investments Mutual Fund Services, Federated Services Company and U.S. Trust Company.

(h)(6) First Amendment dated February 28, 2001 to the Credit Agreement dated December 27, 1999 by and among Registrant, Excelsior Funds, Inc., Excelsior Institutional Trust, The Chase Manhattan Bank and the other lenders thereunder.

(h)(7) Form of Second Amendment dated July 10, 2001 to the Credit Agreement dated December 27, 1999 by and among Registrant, Excelsior Funds, Inc., Excelsior Institutional Trust, The Chase Manhattan Bank and the other lenders thereunder.

(h)(8) Waiver and Reimbursement Agreement among Registrant, United States Trust Company of New York and U.S. Trust Company dated July 28, 2001.

(h)(9)         Form of Shareholder Servicing Agreement (Late Trading).

(i)            Opinion and Consent of Drinker Biddle & Reath LLP.

(j)(2)         Consent of Ernst & Young LLP.

(p)(2) Code of Ethics of U.S. Trust Corporation (including U.S. Trust Company, United States Trust Company of New York and United States Trust Company, N.A.)